UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2015

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Ready Access Variable Income Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2015 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

ASSETS
Securities, at cost	$602,655,287	$534,979,800	$219,257,534	$2,815,330,958
Affiliate securities, at cost	345,225	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	771,843,539	557,055,858	236,772,799	2,584,956,179
Affiliate securities, at value	448,044	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	4,221,535	1,135,018	368,553	12,642,395
Cash segregated at broker*	236,591	940,350	349,164	1,759,493
Foreign cash†	—	2,539,566	1,592,536	18,498,416
Restricted cash**	—	—	—	6,907
Unrealized appreciation on forward foreign currency contracts	—	69,528	68,580	555,330
Receivables:
Dividends and interest	531,524	2,606,073	291,593	8,867,728
Capital shares issued	—	—	—	332
Investment adviser	26,230	17,622	7,741	110,215
Securities sold	20,629,803	—	31,445	—
Variation margin	—	20,374	58,729	1,077,329

Total Assets	797,937,266	564,384,389	239,541,140	2,628,474,324

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	33,632	47,215	527,245
Payables:
Due to Custodian	—	142	—	—
Deferred compensation (Note 7)	21,283	12,890	6,199	97,581
Investment advisory fees	174,080	191,977	125,360	1,005,016
Trustee fees (Note 7)	4,947	4,732	1,542	12,634
Securities purchased	22,148,196	146,923	6,737	—
Deferred India capital gains tax	—	—	48,119	—
Due to Authorized Participant	—	—	—	6,907
Variation margin	30,403	—	—	—
Other	1,500	40,000	—	21,000

Total Liabilities	22,380,409	430,296	235,172	1,670,383

Net Assets	$775,556,857	$563,954,093	$239,305,968	$2,626,803,941

NET ASSETS CONSIST OF:
Paid-in capital	$599,115,741	$536,818,779	$230,595,777	$2,916,747,468
Undistributed (accumulated) net investment income (loss)	3,955,235	3,864,817	50,340	22,714,156
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	3,142,755	1,040,739	(8,887,577)	(83,833,985)
Net unrealized appreciation (depreciation) on:
Investments	169,291,071	22,076,058	17,467,146	(230,374,779)
Futures contracts	52,055	80,928	57,866	1,064,986
Forward foreign currency contracts and foreign currency translations	—	72,772	22,416	486,095

Net Assets	$775,556,857	$563,954,093	$239,305,968	$2,626,803,941

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	8,750,001	9,000,001	4,400,001	82,550,001
Net Asset Value	$88.64	$62.66	$54.39	$31.82

† Cost of foreign cash	$—	$2,470,703	$1,587,003	$17,927,414

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund

ASSETS
Securities, at cost	$306,415,076	$85,102,867	$590,005,878	$164,484,464
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	326,096,741	90,602,295	652,677,634	181,319,155
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	994,892	509,036	3,080,367	759,015
Cash segregated at broker*	173,799	74,208	599,513	195,823
Foreign cash†	1,134,021	411,931	—	—
Restricted cash**	—	10,309	—	—
Unrealized appreciation on forward foreign currency contracts	102,988	26,915	—	—
Receivables:
Dividends and interest	946,113	218,902	761,596	199,579
Capital shares issued	—	—	—	—
Investment adviser	9,239	2,738	17,465	5,835
Securities sold	43,835	31	—	—
Variation margin	19,621	14,909	12,821	7,483

Total Assets	329,521,249	91,871,274	657,149,396	182,486,890

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	51,480	25,118	—	—
Payables:
Due to Custodian	—	—	—	—
Deferred compensation (Note 7)	3,824	827	11,367	2,290
Investment advisory fees	124,025	32,896	200,270	55,636
Trustee fees (Note 7)	5,415	1,911	6,098	3,545
Securities purchased	43,615	—	—	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	10,309	—	—
Variation margin	—	—	—	—
Other	8,000	6,000	5,500	2,250

Total Liabilities	236,359	77,061	223,235	63,721

Net Assets	$329,284,890	$91,794,213	$656,926,161	$182,423,169

NET ASSETS CONSIST OF:
Paid-in capital	$310,914,280	$85,934,612	$578,686,706	$163,950,383
Undistributed (accumulated) net investment income (loss)	1,033,347	353,349	1,591,043	395,537
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(2,433,640)	(21,477)	13,914,694	1,223,168
Net unrealized appreciation (depreciation) on:
Investments	19,681,665	5,499,428	62,671,756	16,834,691
Futures contracts	34,448	17,594	61,962	19,390
Forward foreign currency contracts and foreign currency translations	54,790	10,707	—	—

Net Assets	$329,284,890	$91,794,213	$656,926,161	$182,423,169

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	7,100,001	1,600,001	17,850,001	5,000,001
Net Asset Value	$46.38	$57.37	$36.80	$36.48

† Cost of foreign cash	$1,123,370	$402,063	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$93,476,566	$368,296,521	$101,128,728	$69,836,175
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	103,147,457	374,361,831	103,740,519	72,600,719
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	828,225	35,201	175,114	139,385
Cash segregated at broker*	101,325	360,099	75,967	32,425
Foreign cash†	—	2,497,423	1,063,139	279,836
Restricted cash**	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	7,093	207,040	11,497
Receivables:
Dividends and interest	110,131	1,490,703	437,762	297,070
Capital shares issued	—	2,467	—	—
Investment adviser	3,747	11,970	2,643	3,481
Securities sold	12,205	—	23,699	—
Variation margin	8,288	34,380	—	—

Total Assets	104,211,378	378,801,167	105,725,883	73,364,413

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	10,580	127,039	20,237
Payables:
Due to Custodian	—	—	23,699	—
Deferred compensation (Note 7)	1,561	4,907	1,371	775
Investment advisory fees	31,906	142,576	45,538	27,830
Trustee fees (Note 7)	2,186	7,063	1,272	2,706
Securities purchased	—	—	—	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	15,226	4,944
Other	750	35,000	10,000	—

Total Liabilities	36,403	200,126	224,145	56,492

Net Assets	$104,174,975	$378,601,041	$105,501,738	$73,307,921

NET ASSETS CONSIST OF:
Paid-in capital	$94,965,172	$380,807,637	$104,268,576	$73,339,460
Undistributed (accumulated) net investment income (loss)	258,692	2,833,058	939,273	554,739
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(736,579)	(11,292,076)	(2,395,493)	(3,343,878)
Net unrealized appreciation (depreciation) on:
Investments	9,670,891	6,065,310	2,611,791	2,764,544
Futures contracts	16,799	131,818	(15,531)	(5,042)
Forward foreign currency contracts and foreign currency translations	—	55,294	93,122	(1,902)

Net Assets	$104,174,975	$378,601,041	$105,501,738	$73,307,921

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	2,850,001	14,300,001	4,100,001	2,700,001
Net Asset Value	$36.55	$26.48	$25.73	$27.15

† Cost of foreign cash	$—	$2,436,437	$1,053,124	$273,347

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund

ASSETS
Securities, at cost	$2,142,085,138	$430,978,999	$16,878,158	$4,972,460
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	2,140,801,106	434,122,039	16,970,716	5,028,827
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	150,948	45,438	2,523,710	8,961
Cash segregated at broker*	—	—	—	—
Foreign cash†	—	—	—	—
Restricted cash**	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	4,643,981	1,006,804	48,999	42,026
Capital shares issued	1,228,602	—	—	—
Investment adviser	87,981	24,970	633	350
Securities sold	—	—	—	182,970
Variation margin	—	—	—	—

Total Assets	2,146,912,618	435,199,251	19,544,058	5,263,134

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Due to Custodian	—	—	—	—
Deferred compensation (Note 7)	76,773	22,950	102	34
Investment advisory fees	353,085	71,286	2,767	923
Trustee fees (Note 7)	11,208	2,020	531	316
Securities purchased	1,233,592	—	1,881,466	182,789
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	—
Other	—	—	1,200	—

Total Liabilities	1,674,658	96,256	1,886,066	184,062

Net Assets	$2,145,237,960	$435,102,995	$17,657,992	$5,079,072

NET ASSETS CONSIST OF:
Paid-in capital	$2,199,672,352	$442,742,013	$17,568,048	$5,000,050
Undistributed (accumulated) net investment income (loss)	(18,549,233)	(2,164,888)	(28,758)	9,576
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(34,601,127)	(8,617,170)	26,144	13,079
Net unrealized appreciation (depreciation) on:
Investments	(1,284,032)	3,143,040	92,558	56,367
Futures contracts	—	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—	—

Net Assets	$2,145,237,960	$435,102,995	$17,657,992	$5,079,072

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	87,304,000	17,400,001	700,001	100,001
Net Asset Value	$24.57	$25.01	$25.23	$50.79

† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$94,169,773
Affiliate securities, at cost	—
Repurchase Agreements, at cost	5,300,000

Securities, at value	94,367,465
Affiliate securities, at value	—
Repurchase Agreements, at value	5,300,000
Cash	40,271
Cash segregated at broker*	—
Foreign cash†	—
Restricted cash**	—
Unrealized appreciation on forward foreign currency contracts	—
Receivables:
Dividends and interest	292,495
Capital shares issued	—
Investment adviser	3,042
Securities sold	2,004,712
Variation margin	—

Total Assets	102,007,985

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—
Payables:
Due to Custodian	—
Deferred compensation (Note 7)	1,750
Investment advisory fees	20,957
Trustee fees (Note 7)	1,292
Securities purchased	—
Deferred India capital gains tax	—
Due to Authorized Participant	—
Variation margin	—
Other	350

Total Liabilities	24,349

Net Assets	$101,983,636

NET ASSETS CONSIST OF:
Paid-in capital	$101,693,554
Undistributed (accumulated) net investment income (loss)	48,724
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	43,666
Net unrealized appreciation (depreciation) on:
Investments	197,692
Futures contracts	—
Forward foreign currency contracts and foreign currency translations	—

Net Assets	$101,983,636

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,350,001
Net Asset Value	$75.54

† Cost of foreign cash	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2015 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund

INVESTMENT INCOME
Dividend income	$7,783,287	$8,717,878	$1,889,658		$41,554,568
Dividend income received from affiliate	4,019	—	—		—
Interest income	—	—	6		—
Foreign withholding tax on dividends	(1,491)	(653,445)	(163,868)		(2,079,254)
Foreign withholding tax on interest	—	—	—		—

Total Investment Income	7,785,815	8,064,433	1,725,796		39,475,314

EXPENSES
Deferred compensation (Note 7)	1,002	752	322		3,746
Investment advisory fees	1,022,876	1,155,527	750,248		6,090,315
Trustee fees (Note 7)	23,203	17,171	8,049		82,431

Total Gross Expenses Before Fees Reimbursed	1,047,081	1,173,450	758,619		6,176,492

Less:
Deferred compensation reimbursed (Note 7)	(1,002)	(752)	(322)		(3,746)
Trustee fees reimbursed (Note 7)	(23,203)	(17,171)	(8,049)		(82,431)

Total Net Expenses	1,022,876	1,155,527	750,248		6,090,315

Net Investment Income (Loss)	6,762,939	6,908,906	975,548		33,384,999

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	1,143	—	—		—
Investments in securities	2,601,242	(7,786,998)	(6,243,351	)(1)	(84,729,725)
In-kind redemptions of investments	1,926,208	15,213,687	1,662,566		31,186,686
Futures contracts	755,552	708,050	182,927		1,421,518
Foreign currency transactions	—	(654,920)	(143,131)		(1,735,883)

Net Realized Gain (Loss)	5,284,145	7,479,819	(4,540,989)		(53,857,404)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	19,539,633 (2)	17,853,044	13,804,590	(3)	(34,546,809)
Futures contracts	(142,980)	94,016	33,756		1,333,932
Forward foreign currency contracts	—	102,047	38,221		78,339
Translation of other assets and liabilities denominated in foreign currencies	—	158,251	19,302		682,628

Net Change in Unrealized Appreciation (Depreciation)	19,396,653	18,207,358	13,895,869		(32,451,910)

Net Realized and Unrealized Gain (Loss)	24,680,798	25,687,177	9,354,880		(86,309,314)

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,443,737	$32,596,083	$10,330,428		$(52,924,315)

(1)	Net of India capital gains tax of $102,769.

(2)	Includes $41,065 change in unrealized appreciation on investments in affiliates.

(3)	Net of deferred India capital gains tax of $223,062.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Operations (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund

INVESTMENT INCOME
Dividend income	$3,672,882	$1,318,344	$10,954,386	$2,623,166
Dividend income received from affiliate	—	—	—	—
Interest income	—	121	—	—
Foreign withholding tax on dividends	(132,274)	(30,288)	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	3,540,608	1,288,177	10,954,386	2,623,166

EXPENSES
Deferred compensation (Note 7)	355	91	866	197
Investment advisory fees	661,578	167,661	1,218,210	311,086
Trustee fees (Note 7)	9,016	3,142	20,725	6,286

Total Gross Expenses Before Fees Reimbursed	670,949 .00	170,894.00	1,239,801.00	317,569.00

Less:
Deferred compensation reimbursed (Note 7)	(355)	(91)	(866)	(197)
Trustee fees reimbursed (Note 7)	(9,016)	(3,142)	(20,725)	(6,286)

Total Net Expenses	661,578	167,661	1,218,210	311,086

Net Investment Income (Loss)	2,879,030	1,120,516	9,736,176	2,312,080

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	—	—	—	—
Investments in securities	(1,981,448)	3,279	(1,827,704)	(982,972)
In-kind redemptions of investments	—	—	15,481,091	2,192,770
Futures contracts	344,141	89,877	535,620	253,711
Foreign currency transactions	(233,416)	(8,321)	—	—

Net Realized Gain (Loss)	(1,870,723)	84,835	14,189,007	1,463,509

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	6,135,287	2,172,606	4,553,789	5,045,097
Futures contracts	22,343	(5,331)	(96,190)	(88,386)
Forward foreign currency contracts	106,124	(799)	—	—
Translation of other assets and liabilities denominated in foreign currencies	17,392	12,111	—	—

Net Change in Unrealized Appreciation (Depreciation)	6,281,146	2,178,587	4,457,599	4,956,711

Net Realized and Unrealized Gain (Loss)	4,410,423	2,263,422	18,646,606	6,420,220

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,289,453	$3,383,938	$28,382,782	$8,732,300

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

INVESTMENT INCOME
Dividend income	$1,652,072	$6,967,163	$2,172,748	$1,453,861
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Foreign withholding tax on dividends	—	(536,799)	(186,119)	(105,007)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,652,072	6,430,364	1,986,629	1,348,854

EXPENSES
Deferred compensation (Note 7)	132	450	119	135
Investment advisory fees	190,083	794,313	256,349	181,674
Trustee fees (Note 7)	4,443	10,375	4,204	3,226

Total Gross Expenses Before Fees Reimbursed	194,658	805,138	260,672	185,035

Less:
Deferred compensation reimbursed (Note 7)	(132)	(450)	(119)	(135)
Trustee fees reimbursed (Note 7)	(4,443)	(10,375)	(4,204)	(3,226)

Total Net Expenses	190,083	794,313	256,349	181,674

Net Investment Income (Loss)	1,461,989	5,636,051	1,730,280	1,167,180

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	—	—	—	—
Investments in securities	(1,023,624)	(10,653,613)	(3,817,066)	(2,434,334)
In-kind redemptions of investments	392,247	1,474,090	1,966,800	(708,502)
Futures contracts	67,895	(379,579)	(11,584)	(22,647)
Foreign currency transactions	—	(453,757)	(185,957)	(30,341)

Net Realized Gain (Loss)	(563,482)	(10,012,859)	(2,047,807)	(3,195,824)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	2,387,208	12,574,304	4,345,066	4,737,217
Futures contracts	2,932	121,790	(49,108)	(37,270)
Forward foreign currency contracts	—	7,471	171,111	(8,740)
Translation of other assets and liabilities denominated in foreign currencies	—	88,206	20,251	14,135

Net Change in Unrealized Appreciation (Depreciation)	2,390,140	12,791,771	4,487,320	4,705,342

Net Realized and Unrealized Gain (Loss)	1,826,658	2,778,912	2,439,513	1,509,518

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,288,647	$8,414,963	$4,169,793	$2,676,698

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Operations (cont.)

				FlexShares® Credit-Scored US Corporate Bond Index Fund
	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	November 12, 2014* through April 30, 2015	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—
Dividend income received from affiliate	—	—	—	—	—
Interest income	(13,935,434)	(1,652,367)	104,034	58,429	364,258
Foreign withholding tax on dividends	—	—	—	—	—
Foreign withholding tax on interest	—	—	—	—	—

Total Investment Income	(13,935,434)	(1,652,367)	104,034	58,429	364,258

EXPENSES
Deferred compensation (Note 7)	2,883	445	10	4	106
Investment advisory fees	2,148,423	387,375	11,123	5,150	115,646
Trustee fees (Note 7)	50,854	29,036	1,350	1,151	4,189

Total Gross Expenses Before Fees Reimbursed	2,202,160.00	416,856.00	12,483.00	6,305.00	119,941.00

Less:
Deferred compensation reimbursed (Note 7)	(2,883)	(445)	(10)	(4)	(106)
Trustee fees reimbursed (Note 7)	(50,854)	(29,036)	(1,350)	(1,151)	(4,189)

Total Net Expenses	2,148,423	387,375	11,123	5,150	115,646

Net Investment Income (Loss)	(16,083,857)	(2,039,742)	92,911	53,279	248,612

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	—	—	—	—	—
Investments in securities	(7,321,077)	(444,952)	26,144	13,079	43,999
In-kind redemptions of investments	(2,289,725)	(98,537)	—	—	—
Futures contracts	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—

Net Realized Gain (Loss)	(9,610,802)	(543,489)	26,144	13,079	43,999

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	12,331,963	6,563,203	77,989	56,367	42,144
Futures contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	12,331,963	6,563,203	77,989	56,367	42,144

Net Realized and Unrealized Gain (Loss)	2,721,161	6,019,714	104,133	69,446	86,143

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,362,696)	$3,979,972	$197,044	$122,725	$334,755

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$6,762,939	$8,819,844	$6,908,906	$15,372,801
Net realized gain (loss)	5,284,145	(1,133,000)	7,479,819	(5,498,324)
Net change in unrealized appreciation (depreciation)	19,396,653	69,374,426	18,207,358	(21,520,699)

Net Increase (Decrease) in Net Assets
Resulting from Operations	31,443,737	77,061,270	32,596,083	(11,646,222)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(10,104,239)	(5,137,367)	(16,879,469)	(4,185,751)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(10,104,239)	(5,137,367)	(16,879,469)	(4,185,751)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	17,343,851	221,443,354	48,190,221	349,980,534
Cost of shares redeemed	(4,386,976)	—	(143,845,995)	—

Net Increase (Decrease) from Capital Transactions	12,956,875	221,443,354	(95,655,774)	349,980,534

Total Increase (Decrease) in Net Assets	34,296,373	293,367,257	(79,939,160)	334,148,561

NET ASSETS
Beginning of Period	$741,260,484	$447,893,227	$643,893,253	$309,744,692

End of Period	$775,556,857	$741,260,484	$563,954,093	$643,893,253

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$3,955,235	$7,296,535	$3,864,817	$13,835,380

SHARE TRANSACTIONS
Beginning of period	8,600,001	5,850,001	10,600,001	5,000,001
Shares issued	—	—	—	2,400,000
Shares issued in-kind	200,000	2,750,000	800,000	3,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	—	(2,400,000)	—

Shares Outstanding, End of Period	8,750,001	8,600,001	9,000,001	10,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$975,548	$4,477,656	$33,384,999	$65,998,775
Net realized gain (loss)	(4,540,989)	(2,471,226)	(53,857,404)	(8,479,550)
Net change in unrealized appreciation (depreciation)	13,895,869	1,026,577	(32,451,910)	(142,566,948)

Net Increase (Decrease) in Net Assets
Resulting from Operations	10,330,428	3,033,007	(52,924,315)	(85,047,723)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,902,676)	(1,505,217)	(68,313,771)	(54,468,059)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(4,902,676)	(1,505,217)	(68,313,771)	(54,468,059)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	98,193,500	281,758,667	325,868,149
Cost of shares redeemed	(24,602,410)	—	(408,554,154)	(76,050,178)

Net Increase (Decrease) from Capital Transactions	(24,602,410)	98,193,500	(126,795,487)	249,817,971

Total Increase (Decrease) in Net Assets	(19,174,658)	99,721,290	(248,033,573)	110,302,189

NET ASSETS
Beginning of Period	$258,480,626	$158,759,336	$2,874,837,514	$2,764,535,325

End of Period	$239,305,968	$258,480,626	$2,626,803,941	$2,874,837,514

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$50,340	$3,977,468	$22,714,156	$57,642,928

SHARE TRANSACTIONS
Beginning of period	4,900,001	3,000,001	86,650,001	79,650,001
Shares issued	—	1,200,000	—	100,000
Shares issued in-kind	—	700,000	9,000,000	9,150,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(500,000)	—	(13,100,000)	(2,250,000)

Shares Outstanding, End of Period	4,400,001	4,900,001	82,550,001	86,650,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	November 5, 2013* through October 31, 2014

OPERATIONS
Net investment income (loss)	$2,879,030	$5,051,271	$1,120,516	$659,052
Net realized gain (loss)	(1,870,723)	(665,902)	84,835	(90,876)
Net change in unrealized appreciation (depreciation)	6,281,146	13,331,185	2,178,587	3,349,142

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,289,453	17,716,554	3,383,938	3,917,318

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,366,523)	(4,427,436)	(977,467)	(464,407)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(2,366,523)	(4,427,436)	(977,467)	(464,407)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	83,698,231	223,212,079	31,384,603	49,550,178
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	83,698,231	223,212,079	31,384,603	49,550,178

Total Increase (Decrease) in Net Assets	88,621,161	236,501,197	33,791,074	53,003,089

NET ASSETS
Beginning of Period	$240,663,729	$4,162,532	$58,003,139	$5,000,050 (2)

End of Period	$329,284,890	$240,663,729	$91,794,213	$58,003,139

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$1,033,347	$520,840	$353,349	$210,300

SHARE TRANSACTIONS
Beginning of period	5,250,001	100,001	1,050,001	100,001 (2)
Shares issued	—	1,200,000	—	50,000
Shares issued in-kind	1,850,000	3,950,000	550,000	900,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	7,100,001	5,250,001	1,600,001	1,050,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$9,736,176	$12,918,700	$2,312,080	$1,821,756
Net realized gain (loss)	14,189,007	7,547,300	1,463,509	(168,571)
Net change in unrealized appreciation (depreciation)	4,457,599	41,275,178	4,956,711	8,785,877

Net Increase (Decrease) in Net Assets
Resulting from Operations	28,382,782	61,741,178	8,732,300	10,439,062

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(8,971,079)	(12,965,734)	(2,088,071)	(1,852,047)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(8,971,079)	(12,965,734)	(2,088,071)	(1,852,047)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	141,607,669	292,690,060	64,064,573	69,891,485
Cost of shares redeemed	(90,759,791)	(37,729,053)	(10,747,604)	—

Net Increase from Capital Transactions	50,847,878	254,961,007	53,316,969	69,891,485

Total Increase (Decrease) in Net Assets	70,259,581	303,736,451	59,961,198	78,478,500

NET ASSETS
Beginning of Period	$586,666,580	$282,930,129	$122,461,971	$43,983,471

End of Period	$656,926,161	$586,666,580	$182,423,169	$122,461,971

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$1,591,043	$825,946	$395,537	$171,528

SHARE TRANSACTIONS
Beginning of period	16,400,001	8,800,001	3,500,001	1,400,001
Shares issued	—	—	—	—
Shares issued in-kind	3,900,000	8,700,000	1,800,000	2,100,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(2,450,000)	(1,100,000)	(300,000)	—

Shares Outstanding, End of Period	17,850,001	16,400,001	5,000,001	3,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$1,461,989	$1,544,401	$5,636,051	$7,850,467
Net realized gain (loss)	(563,482)	(108,699)	(10,012,859)	(1,130,268)
Net change in unrealized appreciation (depreciation)	2,390,140	5,994,736	12,791,771	(10,654,790)

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,288,647	7,430,438	8,414,963	(3,934,591)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,390,832)	(1,419,125)	(3,554,435)	(7,109,283)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,390,832)	(1,419,125)	(3,554,435)	(7,109,283)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	10,932,297	74,314,467	68,773,404	264,919,148
Cost of shares redeemed	(1,805,865)	—	(24,518,205)	—

Net Increase from Capital Transactions	9,126,432	74,314,467	44,255,199	264,919,148

Total Increase (Decrease) in Net Assets	11,024,247	80,325,780	49,115,727	253,875,274

NET ASSETS
Beginning of Period	$93,150,728	$12,824,948	$329,485,314	$75,610,040

End of Period	$104,174,975	$93,150,728	$378,601,041	$329,485,314

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$258,692	$187,535	$2,833,058	$751,442

SHARE TRANSACTIONS
Beginning of period	2,600,001	400,001	12,600,001	2,800,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	2,200,000	2,700,000	9,800,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	—	(1,000,000)	—

Shares Outstanding, End of Period	2,850,001	2,600,001	14,300,001	12,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$1,730,280	$1,731,390	$1,167,180	$851,755
Net realized gain (loss)	(2,047,807)	(348,829)	(3,195,824)	(142,413)
Net change in unrealized appreciation (depreciation)	4,487,320	(2,635,094)	4,705,342	(2,419,337)

Net Increase (Decrease) in Net Assets
Resulting from Operations	4,169,793	(1,252,533)	2,676,698	(1,709,995)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(958,892)	(1,562,896)	(747,520)	(704,632)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(958,892)	(1,562,896)	(747,520)	(704,632)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	70,968,150	53,257,610	34,604,517	108,156,225
Cost of shares redeemed	(35,118,067)	—	(77,170,831)	—

Net Increase (Decrease) from Capital Transactions	35,850,083	53,257,610	(42,566,314)	108,156,225

Total Increase (Decrease) in Net Assets	39,060,984	50,442,181	(40,637,136)	105,741,598

NET ASSETS
Beginning of Period	$66,440,754	$15,998,573	$113,945,057	$8,203,459

End of Period	$105,501,738	$66,440,754	$73,307,921	$113,945,057

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$939,273	$167,885	$554,739	$135,079

SHARE TRANSACTIONS
Beginning of period	2,600,001	600,001	4,300,001	300,001
Shares issued	—	—	—	—
Shares issued in-kind	2,900,000	2,000,000	1,400,000	4,000,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,400,000)	—	(3,000,000)	—

Shares Outstanding, End of Period	4,100,001	2,600,001	2,700,001	4,300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$(16,083,857)	$8,609,827	$(2,039,742)	$2,689,387
Net realized gain (loss)	(9,610,802)	(6,869,474)	(543,489)	(1,579,199)
Net change in unrealized appreciation (depreciation)	12,331,963	(7,566,272)	6,563,203	(3,749,437)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,362,696)	(5,825,919)	3,979,972	(2,639,249)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,721,740)	(8,720,353)	(124,497)	(2,845,439)
Net realized gain	—	—	—	—
Tax return of capital	—	(7,550,019)	—	(841,862)

Total distributions	(1,721,740)	(16,270,372)	(124,497)	(3,687,301)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	73,426,730	329,980,079	132,873,407	26,541,661
Cost of shares redeemed	(159,977,164)	(36,029,197)	(9,961,327)	(101,362,830)

Net Increase (Decrease) from Capital Transactions	(86,550,434)	293,950,882	122,912,080	(74,821,169)

Total Increase (Decrease) in Net Assets	(101,634,870)	271,854,591	126,767,555	(81,147,719)

NET ASSETS
Beginning of Period	$2,246,872,830	$1,975,018,239	$308,335,440	$389,483,159

End of Period	$2,145,237,960	$2,246,872,830	$435,102,995	$308,335,440

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(18,549,233)	$(743,636)	$(2,164,888)	$(649)

SHARE TRANSACTIONS
Beginning of period	90,854,000	79,104,000	12,400,001	15,400,001
Shares issued	—	—	50,000	—
Shares issued in-kind	3,000,000	13,200,000	5,350,000	1,050,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(6,550,000)	(1,450,000)	(400,000)	(4,050,000)

Shares Outstanding, End of Period	87,304,000	90,854,000	17,400,001	12,400,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund			FlexShares® Credit-Scored US Corporate Bond Index Fund		FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	September 3, 2014* through October 31, 2014		November 12, 2014* through April 30, 2015		Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$92,911	$17,976		$53,279		$248,612	$322,260
Net realized gain (loss)	26,144	1,988		13,079		43,999	151,546
Net change in unrealized appreciation (depreciation)	77,989	14,569		56,367		42,144	70,175

Net Increase (Decrease) in Net Assets
Resulting from Operations	197,044	34,533		122,725		334,755	543,981

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(127,754)	(11,891)		(43,703)		(232,046)	(311,734)
Net realized gain	(1,988)	—		—		(119,613)	—
Tax return of capital	—	—		—		—	—

Total distributions	(129,742)	(11,891)		(43,703)		(351,659)	(311,734)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	12,566,023	—		—		30,160,851	37,737,037
Cost of shares redeemed	—	—		—		(3,771,183)	(3,781,738)

Net Increase from Capital Transactions	12,566,023	—		—		26,389,668	33,955,299

Total Increase (Decrease) in Net Assets	12,633,325	22,642		79,022		26,372,764	34,187,546

NET ASSETS
Beginning of Period	$5,024,667	$5,002,025	(2)	$5,000,050	(2)	$75,610,872	$41,423,326

End of Period	$17,657,992	$5,024,667		$5,079,072		$101,983,636	$75,610,872

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(28,758)	$6,085		$9,576		$48,724	$32,158

SHARE TRANSACTIONS
Beginning of period	200,001	200,001	(2)	100,001	(2)	1,000,001	550,001
Shares issued	500,000	—		—		400,000	500,000
Shares issued in-kind	—	—		—		—	—
Shares redeemed	—	—		—		(50,000)	—
Shares redeemed in-kind	—	—		—		—	(50,000)

Shares Outstanding, End of Period	700,001	200,001		100,001		1,350,001	1,000,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

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FLEXSHARES SEMIANNUAL REPORT	19

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2015 (Unaudited)	$86.19	$0.78	(a)	$2.84		$3.62	$(1.17)	$—	$—	$(1.17)
Year ended October 31, 2014	76.56	1.16	(a)	9.26		10.42	(0.79)	—	—	(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43		18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—	—

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2015 (Unaudited)	60.74	0.74	(a)	2.98		3.72	(1.80)	—	—	(1.80)
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)		(0.49)	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40		12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—	—

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2015 (Unaudited)	52.75	0.21	(a)	2.43		2.64	(1.00)	—	—	(1.00)
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)		0.26	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34		3.37	(0.05)	—	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)		(0.40)	—	—	—	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2015 (Unaudited)	33.18	0.41	(a)	(0.91)		(0.50)	(0.86)	—	—	(0.86)
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—	—

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2015 (Unaudited)	45.84	0.46	(a)	0.46		0.92	(0.38)	—	—	(0.38)
Year ended October 31, 2014	41.62	1.73	(a)	3.65		5.38	(1.16)	—	—	(1.16)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net Investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$88.64	4.19%	4.20%	0.28%	0.27%	1.78%	1.79%	21%	$775,557
86.19	13.69	13.54	0.28	0.27	1.41	1.41	25	741,260
76.56	31.88	28.39	0.27	0.27	1.59	1.59	20	447,893
58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

62.66	6.35	5.82	0.43	0.42	2.50	2.51	7	563,954
60.74	(0.81)	(0.80)	0.43	0.42	2.84	2.85	16	643,893
61.95	25.93	0.62	0.43	0.42	2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

54.39	5.22	4.73	0.66	0.65	0.84	0.85	9	239,306
52.75	0.52	0.52	0.66	0.65	1.96	1.97	19	258,481
52.92	6.80	(14.20)	0.65	0.65	2.01	2.01	20	158,759
49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

31.82	(1.46)	(1.40)	0.49	0.48	2.62	2.63	9	2,626,804
33.18	(2.44)	(2.44)	0.49	0.48	2.27	2.27	11	2,874,838
34.71	(0.33)	(0.61)	0.48	0.48	2.56	2.56	8	2,764,535
35.19	0.79	1.71	0.50	0.48	2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

46.38	2.02	1.40	0.48	0.47	2.04	2.05	10	329,285
45.84	13.02	13.62	0.48	0.47	3.87	3.88	17	240,664
41.62	4.05	4.20	0.52	0.47	0.32	0.37	1	4,163

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2015 (Unaudited)	$55.24	$0.86	(a)	$2.04		$2.90	$(0.77)	$—	$—	$(0.77)
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67		6.32	(1.08)	—	—	(1.08)

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2015 (Unaudited)	35.77	0.54	(a)	0.99		1.53	(0.50)	—	—	(0.50)
Year ended October 31, 2014	32.15	1.02	(a)	3.62		4.64	(1.02)	—	—	(1.02)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78		7.61	(0.46)	—	—	(0.46)

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2015 (Unaudited)	34.99	0.49	(a)	1.44		1.93	(0.44)	—	—	(0.44)
Year ended October 31, 2014	31.42	0.96	(a)	3.62		4.58	(1.01)	—	—	(1.01)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05		6.84	(0.42)	—	—	(0.42)

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2015 (Unaudited)	35.83	0.51	(a)	0.69		1.20	(0.48)	—	—	(0.48)
Year ended October 31, 2014	32.06	0.98	(a)	3.72		4.70	(0.93)	—	—	(0.93)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77		7.61	(0.55)	—	—	(0.55)

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2015 (Unaudited)	26.15	0.42	(a)	0.17		0.59	(0.26)	—	—	(0.26)
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)		0.19	(1.04)	—	—	(1.04)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82		2.28	(0.28)	—	—	(0.28)

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2015 (Unaudited)	25.55	0.39	(a)	(0.02	)(g)	0.37	(0.19)	—	—	(0.19)
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)		(0.09)	(1.02)	—	—	(1.02)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58		2.02	(0.36)	—	—	(0.36)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net Investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$57.37	5.26%	4.76%	0.46%	0.45%	3.00%	3.01%	30%	$91,794
55.24	12.79	13.51	0.47	0.45	3.16	3.18	44	58,003

36.80	4.29	4.35	0.38	0.37	2.95	2.96	42	656,926
35.77	14.61	14.47	0.38	0.37	2.99	3.00	67	586,667
32.15	30.67	30.79	0.38	0.37	3.16	3.17	54	282,930

36.48	5.51	5.68	0.38	0.37	2.74	2.75	37	182,423
34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

36.55	3.34	3.51	0.38	0.37	2.84	2.85	41	104,175
35.83	14.78	14.68	0.38	0.37	2.82	2.84	75	93,151
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

26.48	2.31	1.57	0.48	0.47	3.33	3.34	43	378,601
26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

25.73	1.49	0.35	0.48	0.47	3.16	3.17	40	105,502
25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2015 (Unaudited)	$26.50	$0.39	(a)	$0.71		$1.10	$(0.45)	$—	$—	$(0.45)
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)		(0.01)	(0.83)	—	—	(0.83)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35		2.85	(0.51)	—	—	(0.51)

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2015 (Unaudited)	24.73	(0.18	)(a)	0.04		(0.14)	(0.02)	—	—	(0.02)
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)		(0.05)	(0.10)	—	(0.09)	(0.19)
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)		(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	—	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—	—

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2015 (Unaudited)	24.87	(0.13	)(a)	0.28		0.15	(0.01)	—	—	(0.01)
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)		(0.11)	(0.24)	—	(0.07)	(0.31)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)		(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	—	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—	—

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2015 (Unaudited)	25.12	0.21	(a)	0.22		0.43	(0.32)	0.00 (h)	—	(0.32)
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09		0.18	(0.06)	—	—	(0.06)

FlexShares® Credit-Scored US Corporate Bond Index Fund
For the period 11/12/14* through 04/30/15 (Unaudited)	50.00	0.53	(a)	0.70		1.23	(0.44)	—	—	(0.44)

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2015 (Unaudited)	75.61	0.20	(a)	0.04		0.24	(0.20)	(0.11)	—	(0.31)
Year ended October 31, 2014	75.32	0.39	(a)	0.29		0.68	(0.39)	—	—	(0.39)
Year ended October 31, 2013	74.97	0.36	(a)	0.27		0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net Investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$27.15	4.26%	2.98%	0.48%	0.47%	3.01%	3.02%	47%	$73,308
26.50	(0.18)	0.80	0.49	0.47	3.55	3.58	45	113,945
27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

24.57	(0.57)	(0.53)	0.21	0.20	(1.50)	(1.50)	31	2,145,238
24.73	(0.22)	(0.10)	0.21	0.20	0.40	0.41	179	2,246,873
24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

25.01	0.60	0.64	0.22	0.20	(1.07)	(1.05)	76	435,103
24.87	(0.49)	(0.25)	0.21	0.20	0.82	0.83	150	308,335
25.29	(3.17)	(3.32)	0.20	0.20	0.30	0.30	151	389,483
26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

25.23	1.75	1.87	0.22	0.20	1.65	1.67	116	17,658
25.12	0.72	0.76	0.27	0.20	2.18	2.26	23	5,025

50.79	2.46	2.76	0.27	0.22	2.23	2.28	39	5,079

75.54	0.32	0.12	0.26	0.25	0.53	0.54	26	101,984
75.61	0.90	1.04	0.26	0.25	0.51	0.52	135	75,611
75.32	0.84	4.97	0.26	0.25	0.47	0.47	76	41,423
74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.2%
AAR Corp.	11,025	$333,396
Aerojet Rocketdyne Holdings, Inc.*	4,900	96,334
Aerovironment, Inc.*	1,400	35,840
American Science & Engineering, Inc.	700	26,194
Astronics Corp.*	1,050	70,675
B/E Aerospace, Inc.	2,100	125,559
The Boeing Co.	13,825	1,981,675
Cubic Corp.	1,225	60,735
Curtiss-Wright Corp.	4,550	332,423
DigitalGlobe, Inc.*	4,025	129,484
Ducommun, Inc.*	2,800	85,120
Engility Holdings, Inc.	4,900	136,563
Esterline Technologies Corp.*	3,150	350,563
Exelis, Inc.	58,450	1,433,194
General Dynamics Corp.	5,425	744,961
HEICO Corp.	2,975	166,124
Hexcel Corp.	5,600	280,840
Honeywell International, Inc.	15,925	1,607,151
Huntington Ingalls Industries, Inc.	2,450	322,395
The KEYW Holding Corp.*	3,325	32,086
Kratos Defense & Security Solutions, Inc.*	8,750	47,863
L-3 Communications Holdings, Inc.	1,750	201,093
Lockheed Martin Corp.	6,825	1,273,545
Moog, Inc., Class A*	4,200	293,496
National Presto Industries, Inc.	1,050	65,709
Northrop Grumman Corp.	4,900	754,796
Orbital ATK, Inc.	3,500	256,060
Precision Castparts Corp.	2,275	470,220
Raytheon Co.	8,575	891,800
Rockwell Collins, Inc.	2,450	238,459
Sparton Corp.*	1,925	49,607
Spirit AeroSystems Holdings, Inc., Class A*	7,350	374,042
TASER International, Inc.*	4,550	137,365
Teledyne Technologies, Inc.*	2,275	238,807
Textron, Inc.	4,725	207,806
TransDigm Group, Inc.	700	148,491
Triumph Group, Inc.	15,750	933,030

	Shares	Value
Aerospace & Defense – (continued)
United Technologies Corp.	17,500	$1,990,625
Vectrus, Inc.*	2,800	71,568
		16,995,694
Air Freight & Logistics – 0.5%
Air Transport Services Group, Inc.*	15,400	143,528
Atlas Air Worldwide Holdings, Inc.*	7,875	383,827
C.H. Robinson Worldwide, Inc.	3,500	225,365
Echo Global Logistics, Inc.*	1,050	30,345
Expeditors International of Washington, Inc.	3,325	152,385
FedEx Corp.	5,775	979,267
Forward Air Corp.	2,450	123,406
Hub Group, Inc., Class A*	2,100	83,790
Park-Ohio Holdings Corp.	2,450	113,509
United Parcel Service, Inc., Class B	14,700	1,477,791
UTi Worldwide, Inc.*	350	3,160
XPO Logistics, Inc.*	2,975	144,288
		3,860,661
Airlines – 0.8%
Alaska Air Group, Inc.	5,075	325,104
Allegiant Travel Co.	1,225	188,356
American Airlines Group, Inc.	20,475	988,635
Delta Air Lines, Inc.	23,450	1,046,808
Hawaiian Holdings, Inc.*	15,225	351,393
JetBlue Airways Corp.*	79,100	1,623,923
Republic Airways Holdings, Inc.*	12,950	158,508
SkyWest, Inc.	17,675	241,264
Southwest Airlines Co.	12,600	511,056
Spirit Airlines, Inc.*	3,500	239,645
United Continental Holdings, Inc.*	9,975	595,907
		6,270,599
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc.*	17,325	431,912
Autoliv, Inc.	2,275	270,088
BorgWarner, Inc.	4,550	269,360
Cooper Tire & Rubber Co.	15,575	661,782
Cooper-Standard Holding, Inc.*	875	53,392

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Dana Holding Corp.	52,325	$1,128,650
Delphi Automotive PLC	5,075	421,225
Dorman Products, Inc.*	1,750	81,952
Drew Industries, Inc.	1,575	89,255
Federal-Mogul Holdings Corp.*	11,025	142,222
Fuel Systems Solutions, Inc.*	3,850	42,735
Gentex Corp.	7,350	127,522
Gentherm, Inc.*	3,150	166,099
The Goodyear Tire & Rubber Co.	8,925	253,158
Johnson Controls, Inc.	19,425	978,632
Lear Corp.	1,750	194,303
Modine Manufacturing Co.*	20,650	253,789
Motorcar Parts of America, Inc.*	1,925	56,268
Remy International, Inc.	9,800	218,050
Standard Motor Products, Inc.	2,625	99,225
Stoneridge, Inc.*	7,175	86,387
Superior Industries International, Inc.	2,100	39,060
Tenneco, Inc.*	18,900	1,104,705
Tower International, Inc.*	5,775	149,342
TRW Automotive Holdings Corp.*	1,750	183,855
Visteon Corp.*	2,450	248,430
		7,751,398
Automobiles – 0.7%
Ford Motor Co.	120,225	1,899,555
General Motors Co.	41,125	1,441,843
Harley-Davidson, Inc.	5,425	304,939
Tesla Motors, Inc.*	2,100	474,705
Thor Industries, Inc.	14,525	873,969
Winnebago Industries, Inc.	7,700	159,467
		5,154,478
Banks – 7.8%
1st Source Corp.	4,025	125,258
Ameris Bancorp	3,500	87,465
Associated Banc-Corp	45,325	852,563
Banc of California, Inc.	5,600	69,440
BancFirst Corp.	1,225	70,707
The Bancorp, Inc.*	875	8,522
BancorpSouth, Inc.	6,475	156,760
Bank of America Corp.	228,375	3,638,014

	Shares	Value
Banks – (continued)
Bank of Hawaii Corp.	3,675	$221,933
Bank of the Ozarks, Inc.	5,600	217,056
BankUnited, Inc.	31,850	1,046,591
Banner Corp.	2,625	118,702
BB&T Corp.	22,750	871,097
BBCN Bancorp, Inc.	22,050	312,889
Berkshire Hills Bancorp, Inc.	7,350	205,873
BOK Financial Corp.	700	45,633
Boston Private Financial Holdings, Inc.	5,425	71,339
Bryn Mawr Bank Corp.	2,800	84,252
Capital Bank Financial Corp., Class A*	3,850	104,412
Cardinal Financial Corp.	5,425	111,918
Cathay General Bancorp	6,300	180,054
Central Pacific Financial Corp.	3,150	72,135
Chemical Financial Corp.	8,225	254,152
CIT Group, Inc.	7,350	330,970
Citigroup, Inc.	94,325	5,029,409
Citizens Financial Group, Inc.	9,975	259,849
City Holding Co.	3,325	152,850
City National Corp./California	1,575	146,790
CoBiz Financial, Inc.	5,250	63,052
Columbia Banking System, Inc.	7,525	223,492
Comerica, Inc.	3,850	182,528
Commerce Bancshares, Inc./Montreal	1,050	44,845
Community Bank System, Inc.	5,250	183,487
Community Trust Bancorp, Inc.	3,850	123,508
Cullen/Frost Bankers, Inc.	1,925	140,409
Customers Bancorp, Inc.*	6,825	172,058
CVB Financial Corp.	14,175	221,839
Eagle Bancorp, Inc.*	1,925	70,955
East West Bancorp, Inc.	2,450	99,445
Fifth Third Bancorp	30,800	616,000
Financial Institutions, Inc.	3,500	82,425
First BanCorp/Puerto Rico*	36,575	219,816
First Citizens BancShares, Inc./North Carolina, Class A	2,625	630,892
First Commonwealth Financial Corp.	25,900	233,618
First Financial Bancorp	17,325	299,029
First Financial Bankshares, Inc.	3,500	101,360

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
First Financial Corp./Indiana	2,100	$71,295
First Horizon National Corp.	67,025	955,106
First Interstate BancSystem, Inc., Class A	7,175	194,155
First Merchants Corp.	9,625	217,236
First Midwest Bancorp, Inc./Illinois	6,125	104,738
First NBC Bank Holding Co.*	4,200	147,756
First Niagara Financial Group, Inc.	114,100	1,037,740
First Republic Bank/California	2,800	163,212
FirstMerit Corp.	52,325	1,013,535
Flushing Financial Corp.	9,275	177,709
FNB Corp./Pennsylvania	51,975	689,708
Fulton Financial Corp.	49,875	606,480
Glacier Bancorp, Inc.	4,725	124,457
Hancock Holding Co.	22,925	667,347
Hanmi Financial Corp.	2,625	55,860
Hilltop Holdings, Inc.*	22,750	457,503
Home BancShares, Inc./Arizona	4,200	138,096
HomeTrust Bancshares, Inc.*	700	10,948
Huntington Bancshares, Inc./Ohio	18,375	199,553
IBERIABANK Corp.	9,625	599,734
Independent Bank Corp./Massachusetts	7,175	299,341
Independent Bank Corp./Michigan	4,375	57,925
Independent Bank Group, Inc.	875	33,688
International Bancshares Corp.	17,500	454,650
Investors Bancorp, Inc.	12,950	153,328
JPMorgan Chase & Co.	113,400	7,173,684
KeyCorp	25,900	374,255
Lakeland Financial Corp.	2,975	116,174
LegacyTexas Financial Group, Inc.	2,975	75,714
M&T Bank Corp.	2,625	314,134
MB Financial, Inc.	7,525	226,728
National Penn Bancshares, Inc.	37,800	393,120
NBT Bancorp, Inc.	11,900	287,385
OFG Bancorp	14,000	197,260
Old National Bancorp/Indiana	24,500	334,670
Opus Bank	1,400	43,820
PacWest Bancorp	5,075	228,883
Park National Corp.	2,800	231,168
Pinnacle Financial Partners, Inc.	3,150	150,098

	Shares	Value
Banks – (continued)
The PNC Financial Services Group, Inc.	16,100	$1,476,853
Popular, Inc.*	32,900	1,066,947
PrivateBancorp, Inc.	6,300	233,541
Prosperity Bancshares, Inc.	2,625	140,018
Regions Financial Corp.	32,375	318,246
Renasant Corp.	8,225	244,365
S&T Bancorp, Inc.	7,350	197,715
Sandy Spring Bancorp, Inc.	6,300	164,178
Signature Bank/New York*	1,400	187,726
Simmons First National Corp., Class A	1,750	76,563
South State Corp.	2,100	142,212
Southside Bancshares, Inc.	3,151	86,078
Southwest Bancorp, Inc.	1,400	24,122
State Bank Financial Corp.	2,800	56,028
Sterling Bancorp/Delaware	22,750	295,295
Stock Yards Bancorp, Inc.	2,450	85,260
SunTrust Banks, Inc.	15,050	624,575
Susquehanna Bancshares, Inc.	56,175	754,992
SVB Financial Group*	1,575	209,097
Synovus Financial Corp.	11,725	324,314
TCF Financial Corp.	48,125	753,638
Texas Capital Bancshares, Inc.*	2,800	147,448
Tompkins Financial Corp.	2,625	136,894
TowneBank/Virginia	13,300	220,115
TriCo Bancshares	1,225	28,567
Trustmark Corp.	15,925	379,015
U.S. Bancorp/Minnesotta	47,425	2,033,110
UMB Financial Corp.	2,450	121,986
Umpqua Holdings Corp.	15,225	258,977
Union Bankshares Corp.	14,700	319,872
United Bankshares, Inc./West Virginia	17,675	664,227
United Community Banks, Inc./Georgia	4,725	87,932
Valley National Bancorp	52,500	495,075
Washington Trust Bancorp, Inc.	2,975	110,135
Webster Financial Corp.	27,825	996,970
Wells Fargo & Co.	142,800	7,868,280
WesBanco, Inc.	9,625	303,284
Westamerica Bancorp	2,625	114,319
Western Alliance Bancorp*	7,175	221,851

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Wilshire Bancorp, Inc.	19,600	$206,780
Wintrust Financial Corp.	14,175	690,890
Zions Bancorp	4,375	123,966
		60,325,040
Beverages – 1.1%
The Boston Beer Co., Inc., Class A*	700	173,460
Brown-Forman Corp., Class B	2,800	252,644
Coca-Cola Bottling Co. Consolidated	525	59,325
The Coca-Cola Co.	84,700	3,435,432
Coca-Cola Enterprises, Inc.	4,200	186,522
Constellation Brands, Inc., Class A*	2,800	324,632
Dr. Pepper Snapple Group, Inc.	3,675	274,081
Molson Coors Brewing Co., Class B	4,550	334,471
Monster Beverage Corp.*	3,325	455,891
PepsiCo, Inc.	31,675	3,012,926
		8,509,384
Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc.*	4,725	161,453
Achillion Pharmaceuticals, Inc.*	5,075	44,406
Acorda Therapeutics, Inc.*	2,100	63,147
Agenus, Inc.*	1,050	6,940
Agios Pharmaceuticals, Inc.*	700	64,638
Alexion Pharmaceuticals, Inc.*	3,850	651,535
Alkermes PLC*	2,275	125,967
Alnylam Pharmaceuticals, Inc.*	2,450	249,581
AMAG Pharmaceuticals, Inc.*	1,400	71,358
Amgen, Inc.	16,275	2,569,985
Anacor Pharmaceuticals, Inc.*	3,325	175,194
Arena Pharmaceuticals, Inc.*	13,125	57,225
ARIAD Pharmaceuticals, Inc.*	6,650	57,655
Array BioPharma, Inc.*	4,375	27,344
Arrowhead Research Corp.*	2,100	14,490
BioCryst Pharmaceuticals, Inc.*	3,500	32,515
Biogen, Inc.*	4,725	1,766,819
BioMarin Pharmaceutical, Inc.*	3,500	392,175
Bluebird Bio, Inc.*	1,750	233,082

	Shares	Value
Biotechnology – (continued)
Catalyst Pharmaceutical Partners, Inc.*	3,325	$10,507
Celgene Corp.*	16,800	1,815,408
Celldex Therapeutics, Inc.*	5,075	121,800
Cepheid, Inc.*	4,025	225,802
Chimerix, Inc.*	1,925	65,450
Clovis Oncology, Inc.*	9,100	731,276
Dyax Corp.*	10,850	259,423
Dynavax Technologies Corp.*	525	10,560
Emergent Biosolutions, Inc.*	1,750	51,957
Enanta Pharmaceuticals, Inc.*	175	5,992
Epizyme, Inc.*	1,225	19,980
Exact Sciences Corp.*	5,775	120,697
Exelixis, Inc.*	7,000	17,990
Five Prime Therapeutics, Inc.*	350	7,021
Geron Corp.*	10,675	38,643
Gilead Sciences, Inc.*	31,150	3,130,886
Halozyme Therapeutics, Inc.*	3,850	57,250
Heron Therapeutics, Inc.*	4,375	47,250
Idera Pharmaceuticals, Inc.*	1,225	3,442
ImmunoGen, Inc.*	3,150	26,051
Immunomedics, Inc.*	4,200	15,120
Incyte Corp.*	5,075	493,087
Infinity Pharmaceuticals, Inc.*	11,725	148,556
Inovio Pharmaceuticals, Inc.*	2,100	17,136
Insmed, Inc.*	1,575	31,563
Insys Therapeutics, Inc.*	175	9,200
Intercept Pharmaceuticals, Inc.*	175	44,242
Intrexon Corp.*	2,275	88,338
Ironwood Pharmaceuticals, Inc.*	6,825	93,230
Isis Pharmaceuticals, Inc.*	3,850	218,372
Karyopharm Therapeutics, Inc.*	1,050	28,518
Keryx Biopharmaceuticals, Inc.*	6,475	69,024
KYTHERA Biopharmaceuticals, Inc.*	525	22,937
Lexicon Pharmaceuticals, Inc.*	11,550	11,550
Ligand Pharmaceuticals, Inc.*	1,575	122,283
MacroGenics, Inc.*	1,050	30,041
Medivation, Inc.*	1,400	169,036
Merrimack Pharmaceuticals, Inc.*	9,800	108,780
MiMedx Group, Inc.*	700	6,580
Momenta Pharmaceuticals, Inc.*	350	6,108
Myriad Genetics, Inc.*	4,375	144,506

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Navidea Biopharmaceuticals, Inc.*	700	$945
Neurocrine Biosciences, Inc.*	4,550	155,110
NewLink Genetics Corp.*	1,750	78,050
Novavax, Inc.*	14,700	113,631
OPKO Health, Inc.*	10,150	139,664
Orexigen Therapeutics, Inc.*	5,425	35,642
Organovo Holdings, Inc.*	3,675	16,685
Osiris Therapeutics, Inc.*	1,575	23,893
OvaScience, Inc.*	525	12,991
PDL BioPharma, Inc.	50,050	333,834
Peregrine Pharmaceuticals, Inc.*	3,850	5,044
Pharmacyclics, Inc.*	1,400	358,680
Portola Pharmaceuticals, Inc.*	1,400	49,966
Progenics Pharmaceuticals, Inc.*	3,500	17,325
PTC Therapeutics, Inc.*	1,400	82,250
Puma Biotechnology, Inc.*	875	158,008
Raptor Pharmaceutical Corp.*	3,325	33,649
Receptos, Inc.*	1,925	283,630
Regeneron Pharmaceuticals, Inc.*	1,575	720,500
Regulus Therapeutics, Inc.*	1,575	19,766
Repligen Corp.*	1,575	46,478
Rigel Pharmaceuticals, Inc.*	2,800	11,928
Sangamo BioSciences, Inc.*	4,900	60,613
Sarepta Therapeutics, Inc.*	1,575	19,215
Seattle Genetics, Inc.*	2,625	90,143
Stemline Therapeutics, Inc.*	3,150	43,754
Synageva BioPharma Corp.*	1,575	144,837
Synergy Pharmaceuticals, Inc.*	175	613
Synta Pharmaceuticals Corp.*	7,525	16,931
TG Therapeutics, Inc.*	1,575	21,987
United Therapeutics Corp.*	1,925	307,403
Vanda Pharmaceuticals, Inc.*	1,575	14,411
Vertex Pharmaceuticals, Inc.*	5,775	711,942
ZIOPHARM Oncology, Inc.*	1,575	13,876
		19,554,495
Building Products – 0.3%
A.O. Smith Corp.	4,200	268,380
AAON, Inc.	3,500	83,895
Allegion PLC	175	10,701
American Woodmark Corp.*	1,050	53,235

	Shares	Value
Building Products – (continued)
Apogee Enterprises, Inc.	2,275	$119,710
Armstrong World Industries, Inc.*	2,100	114,954
Builders FirstSource, Inc.*	3,675	46,893
Continental Building Products, Inc.*	700	15,407
Fortune Brands Home & Security, Inc.	2,625	117,075
Gibraltar Industries, Inc.*	7,525	124,614
Griffon Corp.	6,825	114,728
Insteel Industries, Inc.	1,050	21,273
Lennox International, Inc.	2,450	259,602
Masco Corp.	7,350	194,701
Masonite International Corp.*	350	23,170
NCI Building Systems, Inc.*	525	8,127
Nortek, Inc.*	1,050	88,851
Owens Corning	4,025	155,607
Patrick Industries, Inc.*	1,750	105,105
PGT, Inc.*	1,750	19,810
Ply Gem Holdings, Inc.*	5,950	80,801
Quanex Building Products Corp.	2,975	57,418
Simpson Manufacturing Co., Inc.	2,800	91,784
Trex Co., Inc.*	2,275	106,743
Universal Forest Products, Inc.	1,575	87,129
USG Corp.*	2,800	74,312
		2,444,025
Capital Markets – 2.2%
Actua Corp.*	2,450	35,451
Affiliated Managers Group, Inc.*	1,050	237,436
Ameriprise Financial, Inc.	3,675	460,404
Arlington Asset Investment Corp., Class A	6,475	140,378
Artisan Partners Asset Management, Inc., Class A	9,100	407,589
The Bank of New York Mellon Corp.	26,250	1,111,425
BGC Partners, Inc., Class A	47,075	472,398
BlackRock, Inc.	2,975	1,082,721
Calamos Asset Management, Inc., Class A	4,375	54,119
The Charles Schwab Corp.	24,500	747,250
Cohen & Steers, Inc.	1,400	53,004
Cowen Group, Inc., Class A*	28,875	161,411
Diamond Hill Investment Group, Inc.	350	63,770

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
E*TRADE Financial Corp.*	12,250	$352,677
Eaton Vance Corp.	2,450	100,646
Evercore Partners, Inc., Class A	1,750	84,420
FBR & Co.*	3,500	75,110
Federated Investors, Inc., Class B	8,050	276,920
Financial Engines, Inc.	2,450	103,316
Franklin Resources, Inc.	10,675	550,403
FXCM, Inc., Class A	3,500	7,035
GAMCO Investors, Inc., Class A	525	40,588
The Goldman Sachs Group, Inc.	12,250	2,406,145
Greenhill & Co., Inc.	525	20,764
HFF, Inc., Class A	2,800	109,732
Interactive Brokers Group, Inc., Class A	8,225	279,239
INTL. FCStone, Inc.*	1,925	61,792
Invesco Ltd.	10,150	420,413
Investment Technology Group, Inc.*	9,800	279,202
Janus Capital Group, Inc.	16,275	291,322
KCG Holdings, Inc., Class A*	21,350	274,134
Legg Mason, Inc.	2,450	128,993
LPL Financial Holdings, Inc.	1,050	42,494
Manning & Napier, Inc.	3,150	33,485
Moelis & Co., Class A	1,400	37,870
Morgan Stanley	43,575	1,625,783
Northern Trust Corp.‡	6,125	448,044
NorthStar Asset Management Group, Inc.	8,225	172,972
Piper Jaffray Cos.*	4,200	211,890
Raymond James Financial, Inc.	1,750	98,928
RCS Capital Corp., Class A	9,975	85,685
Safeguard Scientifics, Inc.*	5,775	103,892
SEI Investments Co.	3,150	143,829
State Street Corp.	9,450	728,784
Stifel Financial Corp.*	20,300	1,072,653
T. Rowe Price Group, Inc.	4,200	340,956
TD Ameritrade Holding Corp.	4,375	158,594
TPG Specialty Lending, Inc.	7,875	143,010
Virtus Investment Partners, Inc.	350	46,767
Waddell & Reed Financial, Inc., Class A	2,625	129,465

	Shares	Value
Capital Markets – (continued)
Walter Investment Management Corp.*	12,775	$224,968
WisdomTree Investments, Inc.	7,700	146,608
		16,886,884
Chemicals – 2.3%
A. Schulman, Inc.	7,700	326,865
Air Products & Chemicals, Inc.	4,375	627,506
Airgas, Inc.	875	88,620
Albemarle Corp.	2,800	167,160
American Vanguard Corp.	175	1,909
Ashland, Inc.	1,225	154,791
Axalta Coating Systems Ltd.*	1,225	37,583
Axiall Corp.	3,500	142,800
Balchem Corp.	1,925	100,908
Cabot Corp.	18,550	792,827
Calgon Carbon Corp.	4,375	97,081
Celanese Corp.	4,550	301,938
CF Industries Holdings, Inc.	1,400	402,458
Chemtura Corp.*	8,050	242,546
Cytec Industries, Inc.	4,900	270,921
The Dow Chemical Co.	32,200	1,642,200
E.I. du Pont de Nemours & Co.	19,250	1,409,100
Eastman Chemical Co.	4,200	320,124
Ecolab, Inc.	5,600	627,088
Ferro Corp.*	9,975	134,563
Flotek Industries, Inc.*	2,450	35,010
FMC Corp.	3,850	228,343
FutureFuel Corp.	1,050	11,413
HB Fuller Co.	2,625	109,646
Huntsman Corp.	5,250	121,012
Innophos Holdings, Inc.	1,750	92,470
Innospec, Inc.	6,650	290,605
International Flavors & Fragrances, Inc.	1,225	140,569
Intrepid Potash, Inc.*	4,725	59,204
Koppers Holdings, Inc.	1,400	31,472
Kraton Performance Polymers, Inc.*	7,350	165,669
Kronos Worldwide, Inc.	6,825	91,796
LSB Industries, Inc.*	2,275	96,483
LyondellBasell Industries N.V., Class A	12,075	1,250,004

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Minerals Technologies, Inc.	2,625	$177,791
Monsanto Co.	10,325	1,176,637
The Mosaic Co.	5,250	231,000
NewMarket Corp.	175	78,208
Olin Corp.	23,975	707,982
OM Group, Inc.	3,150	94,626
OMNOVA Solutions, Inc.*	12,425	99,276
PolyOne Corp.	8,050	314,353
PPG Industries, Inc.	2,800	620,368
Praxair, Inc.	6,650	810,835
Quaker Chemical Corp.	1,575	131,072
Rayonier Advanced Materials, Inc.	3,325	55,561
Rentech, Inc.*	28,525	34,230
RPM International, Inc.	2,275	108,154
The Scotts Miracle-Gro Co., Class A	2,800	180,628
Senomyx, Inc.*	2,625	15,199
Sensient Technologies Corp.	5,075	331,702
The Sherwin-Williams Co.	1,925	535,150
Sigma-Aldrich Corp.	2,100	291,732
Stepan Co.	5,075	258,470
Tredegar Corp.	1,400	28,658
Trinseo S.A.*	3,150	71,725
Tronox Ltd., Class A	10,675	223,641
The Valspar Corp.	1,225	99,348
W.R. Grace & Co.*	1,050	101,556
Westlake Chemical Corp.	875	68,233
Zep, Inc.	1,575	31,311
		17,490,130
Commercial Services & Supplies – 1.2%
ABM Industries, Inc.	13,825	443,091
ACCO Brands Corp.*	31,500	247,905
The ADT Corp.	3,500	131,600
ARC Document Solutions, Inc.*	4,725	40,351
Brady Corp., Class A	14,000	372,820
The Brink’s Co.	12,775	338,154
CECO Environmental Corp.	4,550	53,644
Cintas Corp.	2,275	181,886
Clean Harbors, Inc.*	2,625	145,031
Copart, Inc.*	1,925	68,472

	Shares	Value
Commercial Services & Supplies – (continued)
Covanta Holding Corp.	9,800	$198,842
Deluxe Corp.	4,900	317,275
Ennis, Inc.	6,475	99,585
G&K Services, Inc., Class A	1,400	98,840
Healthcare Services Group, Inc.	5,250	158,917
Herman Miller, Inc.	5,425	148,699
HNI Corp.	3,500	163,240
InnerWorkings, Inc.*	875	5,539
Interface, Inc.	3,150	68,449
KAR Auction Services, Inc.	5,425	201,864
Kimball International, Inc., Class B	8,925	90,321
Knoll, Inc.	4,375	99,619
Matthews International Corp., Class A	6,650	322,725
McGrath RentCorp	1,050	34,766
Mobile Mini, Inc.	2,800	107,912
MSA Safety, Inc.	1,575	72,040
Multi-Color Corp.	1,925	120,852
Performant Financial Corp.*	5,600	16,632
Pitney Bowes, Inc.	11,900	266,203
Quad/Graphics, Inc.	5,425	116,855
R.R. Donnelley & Sons Co.	60,550	1,127,441
Republic Services, Inc.	6,650	270,190
Rollins, Inc.	2,450	60,760
SP Plus Corp.*	875	19,915
Steelcase, Inc., Class A	11,900	209,083
Stericycle, Inc.*	2,100	280,203
Team, Inc.*	700	27,356
Tetra Tech, Inc.	18,375	498,146
Tyco International PLC	7,700	303,226
U.S. Ecology, Inc.	1,750	82,093
UniFirst Corp.	1,400	158,522
United Stationers, Inc.	11,375	461,939
Viad Corp.	1,575	41,848
Waste Connections, Inc.	1,925	91,264
Waste Management, Inc.	10,150	502,730
West Corp.	12,425	384,554
		9,251,399
Communications Equipment – 1.5%
ADTRAN, Inc.	3,325	55,228
Alliance Fiber Optic Products, Inc.	2,625	48,195
ARRIS Group, Inc.*	8,400	282,870

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Aruba Networks, Inc.*	5,425	$133,509
Bel Fuse, Inc., Class B	1,400	28,742
Black Box Corp.	5,425	107,957
Brocade Communications Systems, Inc.	25,375	286,737
CalAmp Corp.*	1,925	37,942
Calix, Inc.*	2,450	18,105
Ciena Corp.*	6,125	130,462
Cisco Systems, Inc.	152,425	4,394,413
CommScope Holding Co., Inc.*	2,800	82,628
Comtech Telecommunications Corp.	700	20,230
EchoStar Corp., Class A*	2,100	105,000
Emulex Corp.*	21,525	172,631
F5 Networks, Inc.*	1,050	128,121
Finisar Corp.*	31,325	636,837
Harmonic, Inc.*	12,950	90,780
Harris Corp.	2,800	224,672
Infinera Corp.*	8,400	157,920
InterDigital, Inc.	2,975	162,792
Ixia*	8,225	98,536
JDS Uniphase Corp.*	8,575	108,560
Juniper Networks, Inc.	10,150	268,265
Motorola Solutions, Inc.	3,675	219,581
NETGEAR, Inc.*	10,500	317,835
Oclaro, Inc.*	19,250	36,960
Palo Alto Networks, Inc.*	1,925	284,361
Plantronics, Inc.	2,625	139,834
Polycom, Inc.*	11,725	153,011
QUALCOMM, Inc.	33,600	2,284,800
Ruckus Wireless, Inc.*	175	2,044
ShoreTel, Inc.*	9,625	66,990
Sonus Networks, Inc.*	3,675	29,106
Ubiquiti Networks, Inc.	875	24,999
ViaSat, Inc.*	2,100	126,252
		11,466,905
Construction & Engineering – 0.4%
AECOM*	7,350	231,966
Aegion Corp.*	7,350	135,387
Argan, Inc.	1,925	62,197
Chicago Bridge & Iron Co. N.V.	3,850	183,452

	Shares	Value
Construction & Engineering – (continued)
Comfort Systems USA, Inc.	3,325	$68,794
Dycom Industries, Inc.*	2,450	112,651
EMCOR Group, Inc.	5,600	249,928
Fluor Corp.	3,150	189,441
Furmanite Corp.*	2,100	15,330
Granite Construction, Inc.	2,100	72,891
Great Lakes Dredge & Dock Corp.*	1,225	7,105
Jacobs Engineering Group, Inc.*	3,500	150,010
KBR, Inc.	9,975	174,263
MasTec, Inc.*	22,750	408,135
MYR Group, Inc.*	4,725	138,537
Northwest Pipe Co.*	875	21,210
Orion Marine Group, Inc.*	2,625	22,103
Primoris Services Corp.	2,800	53,844
Quanta Services, Inc.*	5,950	172,015
Tutor Perini Corp.*	14,000	296,800
		2,766,059
Construction Materials – 0.1%
Eagle Materials, Inc.	1,575	131,339
Headwaters, Inc.*	7,350	129,213
Martin Marietta Materials, Inc.	1,750	249,638
U.S. Concrete, Inc.*	2,450	88,935
Vulcan Materials Co.	3,150	269,388
		868,513
Consumer Finance – 0.8%
Ally Financial, Inc.*	16,450	360,090
American Express Co.	19,075	1,477,359
Capital One Financial Corp.	15,750	1,273,387
Cash America International, Inc.	8,575	222,264
Consumer Portfolio Services, Inc.*	4,900	31,311
Credit Acceptance Corp.*	875	206,675
Discover Financial Services	12,775	740,567
Encore Capital Group, Inc.*	7,000	283,080
Ezcorp, Inc., Class A*	17,850	164,220
First Cash Financial Services, Inc.*	875	42,297
Green Dot Corp., Class A*	8,050	129,605
JG Wentworth Co., Class A*	4,200	42,252
Nelnet, Inc., Class A	5,075	227,208
PRA Group, Inc.*	3,675	201,298
Santander Consumer USA Holdings, Inc.	2,975	73,453

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – (continued)
SLM Corp.*	6,125	$62,414
Springleaf Holdings, Inc.*	1,750	87,500
Synchrony Financial*	875	27,256
World Acceptance Corp.*	2,975	251,745
		5,903,981
Containers & Packaging – 0.5%
AEP Industries, Inc.*	350	17,535
AptarGroup, Inc.	875	54,311
Avery Dennison Corp.	1,750	97,282
Ball Corp.	2,275	167,008
Bemis Co., Inc.	4,025	181,125
Berry Plastics Group, Inc.*	34,125	1,167,757
Crown Holdings, Inc.*	3,675	199,405
Graphic Packaging Holding Co.	20,300	286,230
Greif, Inc., Class A	7,350	299,586
MeadWestvaco Corp.	3,675	179,340
Myers Industries, Inc.	2,275	36,787
Owens-Illinois, Inc.*	3,150	75,317
Packaging Corp. of America	2,800	193,732
Rock-Tenn Co., Class A	3,675	231,452
Sealed Air Corp.	3,850	175,560
Silgan Holdings, Inc.	4,200	226,254
Sonoco Products Co.	1,750	78,208
		3,666,889
Distributors – 0.1%
Core-Mark Holding Co., Inc.	2,975	156,812
Genuine Parts Co.	3,150	283,028
LKQ Corp.*	7,875	213,176
Pool Corp.	3,850	249,827
VOXX International Corp.*	9,100	86,723
		989,566
Diversified Consumer Services – 0.4%
American Public Education, Inc.*	5,950	165,945
Apollo Education Group, Inc.*	30,975	519,915
Ascent Capital Group, Inc., Class A*	1,225	49,049
Bridgepoint Education, Inc.*	4,025	35,299
Bright Horizons Family Solutions, Inc.*	2,625	131,985

	Shares	Value
Diversified Consumer Services – (continued)
Capella Education Co.	1,400	$75,642
Career Education Corp.*	9,275	38,955
Carriage Services, Inc.	2,800	66,192
Chegg, Inc.*	14,875	110,521
DeVry Education Group, Inc.	4,900	148,176
Graham Holdings Co., Class B	175	179,013
Grand Canyon Education, Inc.*	3,850	174,328
H&R Block, Inc.	5,075	153,468
Houghton Mifflin Harcourt Co.*	3,325	76,010
ITT Educational Services, Inc.*	7,175	37,884
K12, Inc.*	9,100	147,147
LifeLock, Inc.*	1,750	25,568
Regis Corp.*	12,250	202,370
Service Corp. International	8,575	237,356
ServiceMaster Global Holdings, Inc.*	700	24,192
Sotheby’s	3,675	156,959
Steiner Leisure Ltd.*	2,800	135,072
Strayer Education, Inc.*	1,400	71,008
Weight Watchers International, Inc.*	10,325	88,279
		3,050,333
Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc., Class B*	39,025	5,510,720
CBOE Holdings, Inc.	3,850	216,639
CME Group, Inc.	7,350	668,189
FNFV Group*	1,400	20,930
Gain Capital Holdings, Inc.	3,500	34,580
Intercontinental Exchange, Inc.	2,450	550,206
Leucadia National Corp.	9,625	228,791
MarketAxess Holdings, Inc.	2,975	255,404
McGraw Hill Financial, Inc.	5,250	547,575
Moody’s Corp.	4,025	432,768
MSCI, Inc.	2,275	139,207
The NASDAQ OMX Group, Inc.	1,750	85,103
PHH Corp.*	17,150	430,808
PICO Holdings, Inc.*	6,475	116,615
Voya Financial, Inc.	6,825	288,971
		9,526,506

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 1.8%
8x8, Inc.*	6,475	$56,527
AT&T, Inc.	154,000	5,334,560
Atlantic Tele-Network, Inc.	1,925	127,088
CenturyLink, Inc.	17,500	629,300
Cincinnati Bell, Inc.*	6,650	22,809
Cogent Communications Holdings, Inc.	2,975	104,095
Consolidated Communications Holdings, Inc.	2,450	51,621
FairPoint Communications, Inc.*	2,625	51,765
Frontier Communications Corp.	20,825	142,859
General Communication, Inc., Class A*	3,675	58,285
Globalstar, Inc.*	5,425	14,051
IDT Corp., Class B	2,625	44,704
inContact, Inc.*	4,200	43,470
Inteliquent, Inc.	1,925	36,594
Iridium Communications, Inc.*	22,050	224,249
Level 3 Communications, Inc.*	5,250	293,685
Lumos Networks Corp.	1,925	27,220
ORBCOMM, Inc.*	2,975	17,910
Premiere Global Services, Inc.*	14,175	144,727
Verizon Communications, Inc.	126,000	6,355,440
Vonage Holdings Corp.*	25,550	118,297
Windstream Holdings, Inc.	1,546	18,055
		13,917,311
Electric Utilities – 1.9%
ALLETE, Inc.	8,575	431,322
American Electric Power Co., Inc.	14,525	826,037
Cleco Corp.	5,075	275,826
Duke Energy Corp.	19,250	1,493,222
Edison International	8,225	501,231
El Paso Electric Co.	13,300	494,893
The Empire District Electric Co.	4,025	94,869
Entergy Corp.	6,125	472,727
Eversource Energy	8,750	426,650
Exelon Corp.	21,175	720,374
FirstEnergy Corp.	10,150	364,487
Great Plains Energy, Inc.	4,200	109,956
Hawaiian Electric Industries, Inc.	31,150	974,995
IDACORP, Inc.	15,925	960,755

	Shares	Value
Electric Utilities – (continued)
ITC Holdings Corp.	2,450	$88,200
MGE Energy, Inc.	3,150	130,662
NextEra Energy, Inc.	9,275	936,126
NRG Yield, Inc., Class A	1,225	60,270
OGE Energy Corp.	7,525	245,917
Otter Tail Corp.	3,150	94,217
Pepco Holdings, Inc.	7,175	186,407
Pinnacle West Capital Corp.	2,625	160,650
PNM Resources, Inc.	26,775	743,810
Portland General Electric Co.	21,350	750,666
PPL Corp.	20,475	696,764
The Southern Co.	29,575	1,310,173
UIL Holdings Corp.	17,500	872,900
Unitil Corp.	2,800	95,760
Westar Energy, Inc.	2,800	105,420
Xcel Energy, Inc.	13,475	456,937
		15,082,223
Electrical Equipment – 0.7%
Acuity Brands, Inc.	1,750	292,163
AMETEK, Inc.	3,850	201,817
AZZ, Inc.	1,400	64,946
The Babcock & Wilcox Co.	4,375	141,400
Capstone Turbine Corp.*	45,850	28,803
Eaton Corp. PLC	13,475	926,137
Emerson Electric Co.	11,200	658,896
Encore Wire Corp.	1,225	55,137
EnerSys	4,900	332,710
Enphase Energy, Inc.*	1,750	21,998
Franklin Electric Co., Inc.	2,275	82,264
FuelCell Energy, Inc.*	7,700	9,471
Generac Holdings, Inc.*	20,825	868,194
General Cable Corp.	17,675	288,279
GrafTech International Ltd.*	45,325	219,373
Hubbell, Inc., Class B	700	76,181
Plug Power, Inc.*	8,050	20,447
Polypore International, Inc.*	2,800	163,968
Powell Industries, Inc.	525	17,425
Power Solutions International, Inc.*	350	22,330
PowerSecure International, Inc.*	5,600	73,416
Regal Beloit Corp.	1,925	150,535
Rockwell Automation, Inc.	2,450	290,570

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Sensata Technologies Holding N.V.*	2,450	$135,264
SolarCity Corp.*	1,225	73,561
TCP International Holdings Ltd.*	2,975	11,097
Thermon Group Holdings, Inc.*	875	20,361
		5,246,743
Electronic Equipment, Instruments & Components – 1.4%
Amphenol Corp., Class A	6,475	358,521
Anixter International, Inc.*	6,300	444,780
Arrow Electronics, Inc.*	2,275	135,840
Avnet, Inc.	3,675	156,665
AVX Corp.	14,525	200,009
Badger Meter, Inc.	1,225	76,219
Belden, Inc.	3,500	293,825
Benchmark Electronics, Inc.*	16,275	382,951
CDW Corp.	1,050	40,236
Checkpoint Systems, Inc.	875	9,065
Cognex Corp.*	6,475	290,663
Coherent, Inc.*	1,575	94,500
Corning, Inc.	25,200	527,436
CTS Corp.	5,950	106,743
Daktronics, Inc.	1,225	13,144
Dolby Laboratories, Inc., Class A	875	35,227
DTS, Inc.*	350	12,547
Electro Scientific Industries, Inc.	10,150	57,855
Fabrinet*	8,575	155,293
FARO Technologies, Inc.*	875	34,851
FEI Co.	2,275	171,671
Flextronics International Ltd.*	12,775	147,232
FLIR Systems, Inc.	2,975	91,898
GSI Group, Inc.*	2,625	34,860
II-VI, Inc.*	1,575	28,019
Ingram Micro, Inc., Class A*	9,800	246,568
Insight Enterprises, Inc.*	12,425	355,604
InvenSense, Inc.*	4,025	60,053
IPG Photonics Corp.*	2,450	217,021
Itron, Inc.*	1,225	43,929
Jabil Circuit, Inc.	1,750	39,410
Knowles Corp.*	27,125	519,986
Littelfuse, Inc.	1,575	154,334
Maxwell Technologies, Inc.*	1,050	5,880

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Mercury Systems, Inc.*	2,975	$41,085
Mesa Laboratories, Inc.	175	14,856
Methode Electronics, Inc.	2,975	126,319
MTS Systems Corp.	1,050	74,109
National Instruments Corp.	1,575	45,045
Newport Corp.*	3,675	70,082
OSI Systems, Inc.*	1,225	82,332
Park Electrochemical Corp.	875	19,005
PC Connection, Inc.	3,325	80,764
Plexus Corp.*	9,975	429,424
RealD, Inc.*	3,675	45,129
Rofin-Sinar Technologies, Inc.*	1,225	28,984
Rogers Corp.*	1,400	101,794
Sanmina Corp.*	27,300	555,009
ScanSource, Inc.*	8,750	348,688
SYNNEX Corp.	8,400	642,600
TE Connectivity Ltd.	8,575	570,666
Tech Data Corp.*	12,775	720,127
Trimble Navigation Ltd.*	4,900	124,607
TTM Technologies, Inc.*	14,525	135,809
Universal Display Corp.*	1,400	61,698
Vishay Intertechnology, Inc.	42,175	534,779
Zebra Technologies Corp., Class A*	4,550	418,964
		10,814,710
Energy Equipment & Services – 1.9%
Atwood Oceanics, Inc.	20,125	671,772
Baker Hughes, Inc.	13,125	898,537
Basic Energy Services, Inc.*	3,325	33,882
Bristow Group, Inc.	9,800	608,874
C&J Energy Services Ltd.*	9,100	158,795
Cameron International Corp.*	6,650	364,553
CARBO Ceramics, Inc.	4,900	216,727
Core Laboratories N.V.	1,050	137,844
Diamond Offshore Drilling, Inc.	1,925	64,430
Dresser-Rand Group, Inc.*	1,225	101,271
Dril-Quip, Inc.*	1,225	97,657
Ensco PLC, Class A	10,150	276,892
Era Group, Inc.*	1,575	34,933
Exterran Holdings, Inc.	5,250	194,617
FMC Technologies, Inc.*	4,550	200,655

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Forum Energy Technologies, Inc.*	17,150	$398,909
Frank’s International N.V.	10,150	211,120
Geospace Technologies Corp.*	4,900	105,840
Gulfmark Offshore, Inc., Class A	11,375	170,739
Halliburton Co.	16,450	805,227
Helix Energy Solutions Group, Inc.*	7,000	115,360
Helmerich & Payne, Inc.	3,325	259,250
Hercules Offshore, Inc.*	64,400	51,848
Hornbeck Offshore Services, Inc.*	11,725	267,916
ION Geophysical Corp.*	3,675	8,379
Key Energy Services, Inc.*	50,050	122,122
Matrix Service Co.*	8,050	176,858
Nabors Industries Ltd.	10,150	169,505
National Oilwell Varco, Inc.	8,575	466,566
Natural Gas Services Group, Inc.*	875	22,181
Newpark Resources, Inc.*	25,375	260,348
Noble Corp. PLC	11,725	202,960
Nuverra Environmental Solutions, Inc.*	7,350	29,841
Oceaneering International, Inc.	2,800	154,308
Oil States International, Inc.*	17,500	832,825
Parker Drilling Co.*	38,675	145,031
Patterson-UTI Energy, Inc.	48,125	1,075,594
PHI, Inc. (Non-Voting)*	3,675	115,138
Pioneer Energy Services Corp.*	6,650	49,543
RigNet, Inc.*	525	19,667
RPC, Inc.	4,900	77,959
Schlumberger Ltd.	27,825	2,632,523
SEACOR Holdings, Inc.*	875	63,578
Superior Energy Services, Inc.	5,600	142,800
Tesco Corp.	13,125	168,788
TETRA Technologies, Inc.*	27,300	197,106
Tidewater, Inc.	16,625	460,346
Unit Corp.*	17,500	609,700
Weatherford International PLC*	26,600	387,030
		15,038,344
Food & Staples Retailing – 1.6%
The Andersons, Inc.	6,825	291,359

	Shares	Value
Food & Staples Retailing – (continued)
Casey’s General Stores, Inc.	2,800	$230,104
The Chefs’ Warehouse, Inc.*	525	9,560
Costco Wholesale Corp.	9,975	1,426,924
CVS Health Corp.	24,850	2,467,356
Diplomat Pharmacy, Inc.*	525	18,805
The Fresh Market, Inc.*	2,275	79,943
Ingles Markets, Inc., Class A	2,625	109,882
The Kroger Co.	12,075	832,088
PriceSmart, Inc.	875	70,403
Rite Aid Corp.*	43,575	335,963
SpartanNash Co.	9,275	279,827
Sprouts Farmers Market, Inc.*	1,575	50,376
SUPERVALU, Inc.*	51,100	449,169
Sysco Corp.	11,725	434,177
United Natural Foods, Inc.*	3,325	224,305
Walgreens Boots Alliance, Inc.	18,550	1,538,352
Wal-Mart Stores, Inc.	45,150	3,523,958
Weis Markets, Inc.	1,750	77,613
Whole Foods Market, Inc.	5,600	267,456
		12,717,620
Food Products – 1.4%
Archer-Daniels-Midland Co.	15,575	761,306
B&G Foods, Inc.	2,275	69,160
Boulder Brands, Inc.*	1,750	16,695
Bunge Ltd.	4,200	362,754
Calavo Growers, Inc.	1,400	70,910
Cal-Maine Foods, Inc.	8,400	375,564
Campbell Soup Co.	3,500	156,485
ConAgra Foods, Inc.	10,850	392,227
Darling Ingredients, Inc.*	11,375	155,382
Dean Foods Co.	25,550	415,187
Diamond Foods, Inc.*	2,625	73,605
Flowers Foods, Inc.	1,750	39,095
Fresh Del Monte Produce, Inc.	9,275	342,526
General Mills, Inc.	11,900	658,546
The Hain Celestial Group, Inc.*	4,725	284,634
The Hershey Co.	2,450	225,204
Hormel Foods Corp.	2,800	152,180
Ingredion, Inc.	1,400	111,160
J&J Snack Foods Corp.	1,225	127,804
The JM Smucker Co.	2,450	284,004
Kellogg Co.	4,900	310,317

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Keurig Green Mountain, Inc.	2,100	$244,377
Kraft Foods Group, Inc.	12,950	1,097,512
Lancaster Colony Corp.	1,400	125,524
Landec Corp.*	2,275	32,328
McCormick & Co., Inc. (Non-Voting)	2,450	184,485
Mead Johnson Nutrition Co.	4,025	386,078
Mondelez International, Inc., Class A	35,000	1,342,950
Omega Protein Corp.*	6,125	78,278
Pilgrim’s Pride Corp.	4,550	112,385
Pinnacle Foods, Inc.	4,550	184,503
Post Holdings, Inc.*	2,800	131,432
Sanderson Farms, Inc.	6,125	460,110
Snyder’s-Lance, Inc.	3,675	108,523
Tootsie Roll Industries, Inc.	2,100	65,069
TreeHouse Foods, Inc.*	2,625	213,308
Tyson Foods, Inc., Class A	8,750	345,625
The WhiteWave Foods Co.*	7,700	338,569
		10,835,801
Gas Utilities – 0.5%
AGL Resources, Inc.	3,500	175,945
Atmos Energy Corp.	2,625	141,750
Chesapeake Utilities Corp.	2,450	117,061
The Laclede Group, Inc.	12,250	636,142
National Fuel Gas Co.	1,400	90,230
New Jersey Resources Corp.	23,450	715,459
Northwest Natural Gas Co.	2,275	106,243
ONE Gas, Inc.	3,500	146,895
Piedmont Natural Gas Co., Inc.	4,900	183,456
Questar Corp.	2,800	65,632
South Jersey Industries, Inc.	2,100	110,775
Southwest Gas Corp.	4,025	221,375
UGI Corp.	4,550	158,386
WGL Holdings, Inc.	14,000	770,140
		3,639,489
Health Care Equipment & Supplies – 1.8%
Abaxis, Inc.	1,400	89,600
Abbott Laboratories	32,550	1,510,971
ABIOMED, Inc.*	2,450	154,889

	Shares	Value
Health Care Equipment & Supplies – (continued)
Accuray, Inc.*	4,025	$32,723
Alere, Inc.*	8,050	382,214
Align Technology, Inc.*	3,500	205,940
Analogic Corp.	875	73,937
AngioDynamics, Inc.*	2,800	46,732
Anika Therapeutics, Inc.*	875	29,855
AtriCure, Inc.*	1,050	23,110
Baxter International, Inc.	11,025	757,858
Becton Dickinson and Co.	3,850	542,349
Boston Scientific Corp.*	25,725	458,419
C.R. Bard, Inc.	1,400	233,212
Cantel Medical Corp.	2,800	125,412
Cardiovascular Systems, Inc.*	1,400	43,820
Cerus Corp.*	4,025	17,871
CONMED Corp.	4,725	237,337
The Cooper Cos., Inc.	700	124,649
Cyberonics, Inc.*	1,750	106,592
Cynosure, Inc., Class A*	1,750	58,485
DENTSPLY International, Inc.	2,100	107,100
DexCom, Inc.*	5,075	342,918
Edwards Lifesciences Corp.*	2,450	310,292
Endologix, Inc.*	2,450	38,122
GenMark Diagnostics, Inc.*	175	1,680
Globus Medical, Inc., Class A*	4,900	117,061
Greatbatch, Inc.*	4,025	217,028
Haemonetics Corp.*	2,800	113,484
HeartWare International, Inc.*	700	52,997
Hill-Rom Holdings, Inc.	6,125	305,882
Hologic, Inc.*	6,475	218,466
ICU Medical, Inc.*	875	73,824
IDEXX Laboratories, Inc.*	1,050	131,638
Insulet Corp.*	2,800	83,580
Integra LifeSciences Holdings Corp.*	3,325	195,443
Intuitive Surgical, Inc.*	525	260,389
Invacare Corp.	2,800	56,196
Masimo Corp.*	3,850	129,976
Medtronic PLC	28,000	2,084,600
Merit Medical Systems, Inc.*	3,850	74,728
Natus Medical, Inc.*	2,625	98,989
Neogen Corp.*	2,275	101,329
NuVasive, Inc.*	3,500	156,555
NxStage Medical, Inc.*	3,850	70,571

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
OraSure Technologies, Inc.*	1,575	$9,923
Orthofix International N.V.*	4,725	152,665
Quidel Corp.*	1,225	28,543
ResMed, Inc.	2,625	167,843
Rockwell Medical, Inc.*	1,750	16,993
RTI Surgical, Inc.*	8,050	45,080
Sirona Dental Systems, Inc.*	1,225	113,619
The Spectranetics Corp.*	3,500	89,775
St. Jude Medical, Inc.	5,075	355,504
STAAR Surgical Co.*	1,225	10,841
STERIS Corp.	5,075	337,488
Stryker Corp.	5,775	532,686
SurModics, Inc.*	875	22,068
Symmetry Surgical, Inc.*	1,925	14,880
Tandem Diabetes Care, Inc.*	5,600	74,760
Teleflex, Inc.	2,100	258,216
Thoratec Corp.*	175	7,019
Tornier N.V.*	2,625	67,909
Unilife Corp.*	6,300	21,105
Varian Medical Systems, Inc.*	1,750	155,488
Vascular Solutions, Inc.*	1,925	61,716
West Pharmaceutical Services, Inc.	5,075	270,396
Wright Medical Group, Inc.*	2,275	57,717
Zeltiq Aesthetics, Inc.*	525	16,118
Zimmer Holdings, Inc.	3,325	365,218
		13,852,393
Health Care Providers & Services – 2.8%
Acadia Healthcare Co., Inc.*	3,150	215,775
Aceto Corp.	3,850	74,613
Addus HomeCare Corp.*	875	23,485
Aetna, Inc.	8,750	935,112
Air Methods Corp.*	1,925	87,972
Alliance HealthCare Services, Inc.*	3,150	67,000
Almost Family, Inc.*	1,750	75,740
Amedisys, Inc.*	4,550	126,535
AmerisourceBergen Corp.	4,025	460,057
AMN Healthcare Services, Inc.*	5,600	127,736
Amsurg Corp.*	13,125	823,200
Anthem, Inc.	6,825	1,030,097

	Shares	Value
Health Care Providers & Services – (continued)
Bio-Reference Laboratories, Inc.*	2,275	$75,348
BioScrip, Inc.*	8,400	39,480
BioTelemetry, Inc.*	2,100	16,821
Brookdale Senior Living, Inc.*	7,000	253,610
Capital Senior Living Corp.*	2,275	59,537
Cardinal Health, Inc.	7,350	619,899
Centene Corp.*	6,125	379,689
Chemed Corp.	2,275	262,194
Cigna Corp.	5,600	697,984
Civitas Solutions, Inc.*	1,400	26,250
Community Health Systems, Inc.*	3,675	197,274
CorVel Corp.*	700	25,018
DaVita HealthCare Partners, Inc.*	3,500	283,850
The Ensign Group, Inc.	3,150	132,646
Envision Healthcare Holdings, Inc.*	2,275	86,359
ExamWorks Group, Inc.*	3,675	150,491
Express Scripts Holding Co.*	21,000	1,814,400
Five Star Quality Care, Inc.*	15,750	66,937
Hanger, Inc.*	10,675	238,479
HCA Holdings, Inc.*	7,700	569,877
Health Net, Inc.*	21,700	1,142,505
HealthSouth Corp.	6,825	308,626
Healthways, Inc.*	4,375	76,125
Henry Schein, Inc.*	1,750	239,925
Humana, Inc.	2,975	492,660
IPC Healthcare, Inc.*	525	25,683
Kindred Healthcare, Inc.	26,775	614,486
Laboratory Corp. of America Holdings*	2,275	271,999
LHC Group, Inc.*	2,625	84,158
LifePoint Hospitals, Inc.*	12,600	943,488
Magellan Health, Inc.*	6,475	409,868
McKesson Corp.	4,900	1,094,660
MEDNAX, Inc.*	3,675	260,117
Molina Healthcare, Inc.*	3,150	186,575
National HealthCare Corp.	2,275	144,008
Omnicare, Inc.	1,925	169,362
Owens & Minor, Inc.	16,975	572,397
Patterson Cos., Inc.	2,625	123,257
PharMerica Corp.*	9,100	260,806
The Providence Service Corp.*	2,100	89,292
Quest Diagnostics, Inc.	3,675	262,469

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Select Medical Holdings Corp.	29,225	$425,224
Team Health Holdings, Inc.*	2,625	156,371
Tenet Healthcare Corp.*	2,275	108,882
Triple-S Management Corp., Class B*	7,000	131,040
U.S. Physical Therapy, Inc.	1,050	49,518
UnitedHealth Group, Inc.	20,825	2,319,905
Universal American Corp.*	5,775	57,692
Universal Health Services, Inc., Class B	1,225	143,264
VCA, Inc.*	4,725	240,833
WellCare Health Plans, Inc.*	3,325	257,455
		21,706,115
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	8,225	109,392
athenahealth, Inc.*	1,050	128,793
Cerner Corp.*	7,700	552,937
Computer Programs & Systems, Inc.	175	9,158
HealthStream, Inc.*	525	15,194
HMS Holdings Corp.*	525	8,930
IMS Health Holdings, Inc.*	1,400	38,626
MedAssets, Inc.*	3,500	70,840
Medidata Solutions, Inc.*	3,675	196,355
Omnicell, Inc.*	3,150	111,920
Veeva Systems, Inc., Class A*	1,050	27,878
Vocera Communications, Inc.*	3,675	41,858
		1,311,881
Hotels, Restaurants & Leisure – 1.8%
Aramark	1,750	53,777
Belmond Ltd., Class A*	3,500	43,120
BJ’s Restaurants, Inc.*	1,925	90,090
Bloomin’ Brands, Inc.	37,100	840,686
Bob Evans Farms, Inc.	1,225	52,699
Boyd Gaming Corp.*	17,150	226,380
Bravo Brio Restaurant Group, Inc.*	4,200	61,866
Brinker International, Inc.	5,250	290,692
Buffalo Wild Wings, Inc.*	1,400	223,020

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Caesars Entertainment Corp.*	13,650	$129,538
Carnival Corp.	9,450	415,516
The Cheesecake Factory, Inc.	2,800	140,364
Chipotle Mexican Grill, Inc.*	525	326,203
Choice Hotels International, Inc.	2,625	157,159
Churchill Downs, Inc.	875	104,274
Cracker Barrel Old Country Store, Inc.	2,275	301,392
Darden Restaurants, Inc.	3,150	200,875
Denny’s Corp.*	10,150	105,662
Diamond Resorts International, Inc.*	2,625	84,026
DineEquity, Inc.	1,225	118,127
Domino’s Pizza, Inc.	2,625	283,106
Dunkin’ Brands Group, Inc.	2,100	109,431
El Pollo Loco Holdings, Inc.*	525	13,745
Fiesta Restaurant Group, Inc.*	1,575	79,616
Hilton Worldwide Holdings, Inc.*	6,300	182,448
Hyatt Hotels Corp., Class A*	875	50,794
International Speedway Corp., Class A	1,400	50,904
Interval Leisure Group, Inc.	2,100	52,059
Isle of Capri Casinos, Inc.*	2,800	39,816
Jack in the Box, Inc.	3,325	288,510
Jamba, Inc.*	175	2,758
Krispy Kreme Doughnuts, Inc.*	3,850	68,530
La Quinta Holdings, Inc.*	700	16,856
Las Vegas Sands Corp.	7,175	379,414
Life Time Fitness, Inc.*	10,675	763,263
The Marcus Corp.	3,850	74,575
Marriott International, Inc., Class A	4,725	378,236
Marriott Vacations Worldwide Corp.	2,975	244,575
McDonald’s Corp.	20,300	1,959,965
MGM Resorts International*	6,825	144,349
Morgans Hotel Group Co.*	1,925	13,186
Norwegian Cruise Line Holdings Ltd.*	2,450	118,849
Panera Bread Co., Class A*	350	63,868
Papa John’s International, Inc.	2,800	171,836
Penn National Gaming, Inc.*	5,425	87,234
Pinnacle Entertainment, Inc.*	4,200	154,392
Popeyes Louisiana Kitchen, Inc.*	1,575	87,696

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Potbelly Corp.*	700	$10,507
Red Robin Gourmet Burgers, Inc.*	1,050	78,845
Royal Caribbean Cruises Ltd.	2,275	154,836
Ruby Tuesday, Inc.*	19,600	142,688
Ruth’s Hospitality Group, Inc.	3,150	45,833
Scientific Games Corp., Class A*	14,525	184,032
SeaWorld Entertainment, Inc.	1,575	33,390
Six Flags Entertainment Corp.	2,800	131,656
Sonic Corp.	4,375	125,344
Starbucks Corp.	31,850	1,579,123
Starwood Hotels & Resorts Worldwide, Inc.	3,150	270,743
Texas Roadhouse, Inc.	4,375	147,000
Vail Resorts, Inc.	2,450	243,065
The Wendy’s Co.	16,625	168,245
Wyndham Worldwide Corp.	2,625	224,175
Wynn Resorts Ltd.	1,575	174,935
Yum! Brands, Inc.	8,225	707,021
		14,266,915
Household Durables – 1.1%
Beazer Homes USA, Inc.*	7,350	128,698
Cavco Industries, Inc.*	525	34,424
Dr. Horton, Inc.	9,625	244,475
Ethan Allen Interiors, Inc.	875	21,192
Flexsteel Industries, Inc.	1,575	56,716
Garmin Ltd.	2,450	110,715
GoPro, Inc., Class A*	525	26,292
Harman International Industries, Inc.	1,400	182,532
Helen of Troy Ltd.*	7,700	674,597
Hovnanian Enterprises, Inc., Class A*	51,100	159,432
iRobot Corp.*	1,750	56,735
Jarden Corp.*	3,325	170,173
KB Home	25,200	365,148
La-Z-Boy, Inc.	4,375	114,669
Leggett & Platt, Inc.	2,100	89,187
Lennar Corp., Class A	4,025	184,345
LGI Homes, Inc.*	4,200	69,174
Libbey, Inc.	5,775	227,246
M/I Homes, Inc.*	6,650	150,024
MDC Holdings, Inc.	13,125	352,275
Meritage Homes Corp.*	10,850	464,054
Mohawk Industries, Inc.*	1,750	303,625

	Shares	Value
Household Durables – (continued)
NACCO Industries, Inc., Class A	1,400	$68,572
Newell Rubbermaid, Inc.	5,600	213,528
NVR, Inc.*	175	232,136
PulteGroup, Inc.	7,875	151,988
The Ryland Group, Inc.	14,350	591,507
Skullcandy, Inc.*	3,850	41,619
Standard Pacific Corp.*	40,950	331,695
Taylor Morrison Home Corp., Class A*	10,150	187,978
Tempur Sealy International, Inc.*	4,025	245,163
Toll Brothers, Inc.*	5,775	205,244
TRI Pointe Homes, Inc.*	44,975	642,243
Tupperware Brands Corp.	16,275	1,088,147
Universal Electronics, Inc.*	2,450	132,153
WCI Communities, Inc.*	3,675	85,444
Whirlpool Corp.	2,100	368,760
William Lyon Homes, Class A*	3,500	75,775
ZAGG, Inc.*	7,000	58,310
		8,905,990
Household Products – 1.1%
Central Garden & Pet Co., Class A*	8,400	82,320
Church & Dwight Co., Inc.	2,975	241,481
The Clorox Co.	2,800	297,080
Colgate-Palmolive Co.	18,200	1,224,496
Energizer Holdings, Inc.	1,225	167,359
HRG Group, Inc.*	32,550	407,851
Kimberly-Clark Corp.	7,350	806,222
The Procter & Gamble Co.	58,275	4,633,445
Spectrum Brands Holdings, Inc.	1,925	176,003
WD-40 Co.	1,225	99,176
		8,135,433
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	12,600	166,950
Calpine Corp.*	6,475	141,220
Dynegy, Inc.*	33,250	1,106,227
NRG Energy, Inc.	11,550	291,522
Ormat Technologies, Inc.	2,625	96,049
Pattern Energy Group, Inc.	1,575	45,644
		1,847,612
Industrial Conglomerates – 1.5%
3M Co.	13,650	2,134,723

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – (continued)
Carlisle Cos., Inc.	1,400	$135,100
Danaher Corp.	12,425	1,017,359
General Electric Co.	305,025	8,260,077
Raven Industries, Inc.	1,400	27,916
Roper Technologies, Inc.	2,275	382,587
		11,957,762
Insurance – 4.4%
ACE Ltd.	11,025	1,179,565
Aflac, Inc.	15,050	948,752
Alleghany Corp.*	350	165,732
Allied World Assurance Co. Holdings AG	2,275	93,593
The Allstate Corp.	11,900	828,954
Ambac Financial Group, Inc.*	4,025	92,615
American Equity Investment Life Holding Co.	21,700	584,815
American Financial Group, Inc.	1,225	77,420
American International Group, Inc.	43,575	2,452,837
American National Insurance Co.	2,625	262,657
AMERISAFE, Inc.	1,575	71,174
AmTrust Financial Services, Inc.	9,625	572,399
Aon PLC	6,475	623,089
Arch Capital Group Ltd.*	4,375	265,475
Argo Group International Holdings Ltd.	8,575	420,089
Arthur J Gallagher & Co.	1,750	83,703
Aspen Insurance Holdings Ltd.	21,000	981,330
Assurant, Inc.	2,275	139,821
Assured Guaranty Ltd.	7,700	200,123
Axis Capital Holdings Ltd.	3,325	173,099
Brown & Brown, Inc.	3,325	106,234
The Chubb Corp.	7,700	757,295
Cincinnati Financial Corp.	4,550	230,412
CNA Financial Corp.	3,850	155,155
CNO Financial Group, Inc.	15,400	261,800
Employers Holdings, Inc.	2,800	68,348
Endurance Specialty Holdings Ltd.	13,825	834,753
Enstar Group Ltd.*	3,325	472,283
Erie Indemnity Co., Class A	350	28,962
Everest Re Group Ltd.	1,400	250,474

	Shares	Value
Insurance – (continued)
FBL Financial Group, Inc., Class A	2,800	$163,156
Federated National Holding Co.	3,325	95,760
Fidelity & Guaranty Life	5,250	117,495
First American Financial Corp.	31,850	1,108,061
FNF Group	6,650	239,333
Genworth Financial, Inc., Class A*	21,350	187,667
Greenlight Capital Re Ltd., Class A*	10,850	329,731
The Hanover Insurance Group, Inc.	13,300	911,981
The Hartford Financial Services Group, Inc.	11,025	449,489
HCC Insurance Holdings, Inc.	1,575	89,712
HCI Group, Inc.	2,450	106,771
Horace Mann Educators Corp.	11,725	398,298
Infinity Property & Casualty Corp.	2,275	168,691
Kemper Corp.	16,100	606,487
Lincoln National Corp.	7,000	395,430
Loews Corp.	13,300	553,812
Maiden Holdings Ltd.	15,750	228,847
Markel Corp.*	350	259,224
Marsh & McLennan Cos., Inc.	11,550	648,648
MBIA, Inc.*	54,075	473,156
Meadowbrook Insurance Group, Inc.	16,275	138,989
Mercury General Corp.	11,025	605,714
MetLife, Inc.	30,275	1,552,805
Montpelier Re Holdings Ltd.	12,600	480,186
National Western Life Insurance Co., Class A	875	209,659
The Navigators Group, Inc.*	2,625	204,881
Old Republic International Corp.	15,225	232,790
OneBeacon Insurance Group Ltd., Class A	10,675	160,979
PartnerRe Ltd.	2,275	291,200
The Phoenix Cos., Inc.*	1,575	53,723
Primerica, Inc.	5,600	258,832
Principal Financial Group, Inc.	6,650	339,948
ProAssurance Corp.	2,800	125,860
The Progressive Corp.	15,575	415,230
Prudential Financial, Inc.	14,700	1,199,520
Reinsurance Group of America, Inc.	1,050	96,201

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
RenaissanceRe Holdings Ltd.	1,575	$161,422
RLI Corp.	2,975	147,739
Safety Insurance Group, Inc.	3,150	183,173
Selective Insurance Group, Inc.	15,050	405,447
StanCorp Financial Group, Inc.	12,950	933,436
Stewart Information Services Corp.	2,975	108,588
Symetra Financial Corp.	29,925	710,719
Third Point Reinsurance Ltd.*	19,075	257,131
Torchmark Corp.	3,850	216,024
The Travelers Cos., Inc.	10,150	1,026,267
United Fire Group, Inc.	5,775	172,499
United Insurance Holdings Corp.	3,850	64,026
Universal Insurance Holdings, Inc.	7,525	180,751
Unum Group	5,425	185,318
Validus Holdings Ltd.	26,425	1,105,358
W.R. Berkley Corp.	2,450	120,025
White Mountains Insurance Group Ltd.	175	118,295
Willis Group Holdings PLC	4,550	221,266
XL Group PLC	6,475	240,093
		33,838,801
Internet & Catalog Retail – 0.9%
Amazon.com, Inc.*	8,050	3,395,329
EVINE Live, Inc.*	5,250	31,290
Expedia, Inc.	2,100	197,883
FTD Cos., Inc.*	700	19,978
Groupon, Inc.*	8,750	60,550
HomeAway, Inc.*	4,025	112,499
HSN, Inc.	1,575	98,311
Lands’ End, Inc.*	1,750	51,415
Liberty Interactive Corp., Class A*	11,200	322,112
Liberty TripAdvisor Holdings, Inc., Class A*	3,500	103,985
Netflix, Inc.*	1,225	681,712
Nutrisystem, Inc.	3,150	60,008
Orbitz Worldwide, Inc.*	2,625	30,765
Overstock.com, Inc.*	2,100	45,087
PetMed Express, Inc.	700	11,081
The Priceline Group, Inc.*	1,050	1,299,701
Shutterfly, Inc.*	1,400	62,664

	Shares	Value
Internet & Catalog Retail – (continued)
TripAdvisor, Inc.*	2,275	$183,115
Wayfair, Inc., Class A*	3,325	106,799
		6,874,284
Internet Software & Services – 2.3%
Akamai Technologies, Inc.*	3,150	232,407
Angie’s List, Inc.*	11,375	66,771
AOL, Inc.*	3,675	146,632
Bankrate, Inc.*	14,875	184,450
Benefitfocus, Inc.*	350	12,092
Blucora, Inc.*	13,125	179,419
Brightcove, Inc.*	175	1,211
Carbonite, Inc.*	700	7,168
ChannelAdvisor Corp.*	1,225	12,532
Cimpress N.V.*	2,450	205,653
comScore, Inc.*	2,450	128,282
Constant Contact, Inc.*	2,100	73,185
Cornerstone OnDemand, Inc.*	1,750	50,102
CoStar Group, Inc.*	1,400	286,202
Dealertrack Technologies, Inc.*	2,450	96,309
Demandware, Inc.*	1,750	107,800
DHI Group, Inc.*	4,375	33,250
EarthLink Holdings Corp.	33,425	158,100
eBay, Inc.*	23,275	1,356,001
Endurance International Group Holdings, Inc.*	1,925	35,304
Envestnet, Inc.*	1,925	98,675
Equinix, Inc. (REIT)	1,400	358,302
Facebook, Inc., Class A*	43,225	3,404,833
Gogo, Inc.*	1,575	33,295
Google, Inc., Class A*	5,600	3,073,112
Google, Inc., Class C*	6,650	3,573,311
IAC/InterActiveCorp	1,050	73,311
Internap Corp.*	2,975	27,965
Intralinks Holdings, Inc.*	5,250	51,450
j2 Global, Inc.	4,725	327,773
LendingClub Corp.*	1,575	27,484
LinkedIn Corp., Class A*	2,100	529,473
Liquidity Services, Inc.*	7,000	65,520
LivePerson, Inc.*	350	3,290
LogMeIn, Inc.*	1,575	101,083
Marketo, Inc.*	875	24,894
MercadoLibre, Inc.	350	49,815

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Millennial Media, Inc.*	19,250	$29,837
Monster Worldwide, Inc.*	26,950	158,736
NIC, Inc.	2,625	44,625
Pandora Media, Inc.*	4,900	87,416
Perficient, Inc.*	8,925	184,123
Rackspace Hosting, Inc.*	1,925	103,758
RetailMeNot, Inc.*	1,225	22,516
Rocket Fuel, Inc.*	8,050	64,481
SciQuest, Inc.*	350	5,380
Shutterstock, Inc.*	700	47,243
SPS Commerce, Inc.*	700	45,682
Stamps.com, Inc.*	1,050	64,985
Textura Corp.*	175	4,580
Twitter, Inc.*	10,325	402,262
VeriSign, Inc.*	2,625	166,714
Web.com Group, Inc.*	15,575	286,113
WebMD Health Corp.*	3,500	154,525
XO Group, Inc.*	2,275	36,992
Xoom Corp.*	1,750	30,923
Yahoo!, Inc.*	19,600	834,274
Yelp, Inc.*	1,050	41,360
Zillow Group, Inc., Class A*	1,225	119,609
		18,132,590
IT Services – 2.9%
Accenture PLC, Class A	12,775	1,183,604
Acxiom Corp.*	3,675	64,165
Alliance Data Systems Corp.*	1,050	312,175
Automatic Data Processing, Inc.	11,200	946,848
Blackhawk Network Holdings, Inc.*	2,975	109,391
Booz Allen Hamilton Holding Corp.	9,275	255,062
Broadridge Financial Solutions, Inc.	2,450	132,104
CACI International, Inc., Class A*	7,175	633,122
Cardtronics, Inc.*	2,800	105,644
Cass Information Systems, Inc.	525	27,442
Ciber, Inc.*	2,975	10,502
Cognizant Technology Solutions Corp., Class A*	12,775	747,848
Computer Sciences Corp.	3,500	225,575

	Shares	Value
IT Services – (continued)
Convergys Corp.	26,775	$607,257
CoreLogic, Inc.*	6,300	246,393
CSG Systems International, Inc.	9,275	270,088
Datalink Corp.*	2,100	24,276
DST Systems, Inc.	2,100	241,668
EPAM Systems, Inc.*	1,750	113,242
Euronet Worldwide, Inc.*	3,500	204,680
EVERTEC, Inc.	3,675	76,183
ExlService Holdings, Inc.*	1,050	36,151
Fidelity National Information Services, Inc.	5,950	371,815
Fiserv, Inc.*	5,950	461,720
FleetCor Technologies, Inc.*	1,575	253,402
Forrester Research, Inc.	350	12,176
Gartner, Inc.*	1,750	145,215
Genpact Ltd.*	5,775	126,241
Global Cash Access Holdings, Inc.*	18,375	135,975
Global Payments, Inc.	1,225	122,843
Heartland Payment Systems, Inc.	2,275	115,797
IGATE Corp.*	4,375	208,075
International Business Machines Corp.	25,725	4,406,435
Jack Henry & Associates, Inc.	1,750	116,393
Leidos Holdings, Inc.	19,600	816,144
Lionbridge Technologies, Inc.*	14,525	80,614
ManTech International Corp., Class A	5,775	168,803
MasterCard, Inc., Class A	20,825	1,878,623
MAXIMUS, Inc.	5,250	336,053
MoneyGram International, Inc.*	8,400	65,100
Net 1 UEPS Technologies, Inc.*	11,900	162,673
NeuStar, Inc., Class A*	15,925	477,750
Paychex, Inc.	7,875	381,071
Science Applications International Corp.	3,850	192,885
ServiceSource International, Inc.*	11,025	39,359
Sykes Enterprises, Inc.*	10,850	271,576
Syntel, Inc.*	2,275	102,421
TeleTech Holdings, Inc.	4,025	104,409
Teradata Corp.*	2,100	92,379
Total System Services, Inc.	4,375	173,075
Unisys Corp.*	9,450	205,727

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Vantiv, Inc., Class A*	2,625	$102,638
VeriFone Systems, Inc.*	6,475	231,611
Virtusa Corp.*	1,575	62,685
Visa, Inc., Class A	41,650	2,750,983
The Western Union Co.	15,400	312,312
WEX, Inc.*	1,400	157,794
Xerox Corp.	34,475	396,463
		22,612,655
Leisure Products – 0.2%
Arctic Cat, Inc.	3,675	130,426
Black Diamond, Inc.*	7,350	66,223
Brunswick Corp.	4,725	236,439
Callaway Golf Co.	5,950	57,596
Hasbro, Inc.	2,625	185,824
LeapFrog Enterprises, Inc.*	24,150	54,579
Mattel, Inc.	5,950	167,552
Nautilus, Inc.*	350	5,884
Polaris Industries, Inc.	1,050	143,808
Smith & Wesson Holding Corp.*	16,450	244,529
Sturm Ruger & Co., Inc.	6,125	335,711
		1,628,571
Life Sciences Tools & Services – 0.5%
Accelerate Diagnostics, Inc.*	1,575	35,910
Affymetrix, Inc.*	7,525	91,278
Agilent Technologies, Inc.	7,875	325,789
Bio-Rad Laboratories, Inc., Class A*	525	70,586
Bio-Techne Corp.	2,625	251,895
Bruker Corp.*	4,375	82,950
Cambrex Corp.*	3,500	134,715
Charles River Laboratories International, Inc.*	4,200	290,472
Fluidigm Corp.*	1,925	72,110
Illumina, Inc.*	2,625	483,656
Mettler-Toledo International, Inc.*	700	221,907
NeoGenomics, Inc.*	3,675	16,648
Pacific Biosciences of California, Inc.*	175	903
PAREXEL International Corp.*	3,675	233,638
PerkinElmer, Inc.	1,750	89,705

	Shares	Value
Life Sciences Tools & Services – (continued)
Quintiles Transnational Holdings, Inc.*	1,050	$69,174
Sequenom, Inc.*	10,675	47,397
Thermo Fisher Scientific, Inc.	7,875	989,730
VWR Corp.*	6,125	162,558
Waters Corp.*	1,400	175,266
		3,846,287
Machinery – 2.3%
Accuride Corp.*	5,250	21,420
Actuant Corp., Class A	5,775	137,560
AGCO Corp.	2,625	135,214
Alamo Group, Inc.	700	43,246
Albany International Corp., Class A	3,150	123,480
Allison Transmission Holdings, Inc.	1,050	32,214
Altra Industrial Motion Corp.	1,575	41,533
American Railcar Industries, Inc.	2,625	139,230
Astec Industries, Inc.	1,400	58,912
Barnes Group, Inc.	6,650	266,665
Blount International, Inc.	13,650	180,999
Briggs & Stratton Corp.	11,200	218,960
Caterpillar, Inc.	15,575	1,353,156
Chart Industries, Inc.*	2,275	92,251
CIRCOR International, Inc.	1,925	105,182
CLARCOR, Inc.	3,675	238,875
Colfax Corp.*	2,100	104,139
Columbus McKinnon Corp.	2,100	53,256
Crane Co.	3,150	192,496
Cummins, Inc.	3,500	483,910
Deere & Co.	10,325	934,619
Donaldson Co., Inc.	1,400	52,318
Douglas Dynamics, Inc.	1,750	38,062
Dover Corp.	3,325	251,769
EnPro Industries, Inc.	1,400	89,614
ESCO Technologies, Inc.	1,225	44,957
Federal Signal Corp.	5,425	85,281
Flowserve Corp.	3,850	225,340
FreightCar America, Inc.	1,050	27,394
Global Brass & Copper Holdings, Inc.	4,900	74,676
The Gorman-Rupp Co.	1,400	37,954
Graco, Inc.	700	50,134

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Graham Corp.	350	$8,190
The Greenbrier Cos., Inc.	2,450	141,340
Harsco Corp.	7,000	112,560
Hillenbrand, Inc.	15,050	442,319
Hyster-Yale Materials Handling, Inc.	2,975	218,186
IDEX Corp.	1,225	91,887
Illinois Tool Works, Inc.	8,050	753,319
Ingersoll-Rand PLC	6,125	403,270
ITT Corp.	5,600	222,040
John Bean Technologies Corp.	4,550	175,584
Joy Global, Inc.	1,575	67,158
Kadant, Inc.	2,800	142,688
Kennametal, Inc.	24,150	855,152
L.B. Foster Co., Class A	700	29,911
Lincoln Electric Holdings, Inc.	1,750	117,005
Lindsay Corp.	350	27,717
Lydall, Inc.*	3,325	89,243
The Manitowoc Co., Inc.	7,350	145,016
Meritor, Inc.*	30,800	404,096
The Middleby Corp.*	2,625	266,018
Mueller Industries, Inc.	14,875	521,220
Mueller Water Products, Inc., Class A	12,250	114,660
Navistar International Corp.*	3,850	115,346
NN, Inc.	3,150	79,254
Nordson Corp.	700	55,755
Oshkosh Corp.	4,025	216,706
PACCAR, Inc.	6,825	446,014
Pall Corp.	2,100	204,372
Parker-Hannifin Corp.	3,325	396,872
Pentair PLC	4,725	293,659
Proto Labs, Inc.*	700	49,000
RBC Bearings, Inc.	1,400	102,186
Rexnord Corp.*	3,675	97,351
Snap-on, Inc.	1,225	183,199
SPX Corp.	1,750	134,750
Standex International Corp.	1,575	127,370
Stanley Black & Decker, Inc.	4,025	397,268
Sun Hydraulics Corp.	1,750	68,093
Tennant Co.	1,225	78,755
Terex Corp.	33,600	922,656

	Shares	Value
Machinery – (continued)
The Timken Co.	2,800	$110,012
Titan International, Inc.	13,300	138,187
The Toro Co.	4,375	293,300
TriMas Corp.*	14,700	414,099
Trinity Industries, Inc.	7,350	199,112
Valmont Industries, Inc.	700	88,214
Wabash National Corp.*	19,950	279,699
WABCO Holdings, Inc.*	1,225	152,451
Wabtec Corp.	2,100	197,505
Watts Water Technologies, Inc., Class A	1,925	105,009
Woodward, Inc.	4,550	214,078
Xylem, Inc.	2,625	97,178
		17,540,845
Marine – 0.0%†
Eagle Bulk Shipping, Inc.*	8,575	71,858
Kirby Corp.*	1,225	96,199
Matson, Inc.	3,325	134,663
		302,720
Media – 2.6%
AMC Entertainment Holdings, Inc., Class A	3,325	99,949
AMC Networks, Inc., Class A*	1,400	105,616
Cablevision Systems Corp., Class A	4,550	90,909
Carmike Cinemas, Inc.*	2,975	89,785
CBS Corp. (Non-Voting), Class B	9,100	565,383
Central European Media Enterprises Ltd., Class A*	23,450	64,487
Charter Communications, Inc., Class A*	1,575	294,619
Cinemark Holdings, Inc.	4,200	179,046
Clear Channel Outdoor Holdings, Inc., Class A	15,400	175,252
Comcast Corp., Class A	53,725	3,103,156
CTC Media, Inc.	7,000	24,430
Cumulus Media, Inc., Class A*	2,275	5,187
DIRECTV*	14,875	1,349,237
Discovery Communications, Inc., Class A*	5,425	175,553
Discovery Communications, Inc., Class C*	1,750	52,902

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
DISH Network Corp., Class A*	4,375	$296,012
DreamWorks Animation SKG, Inc., Class A*	4,200	109,452
The E.W. Scripps Co., Class A	6,650	154,879
Entravision Communications Corp., Class A	16,450	107,583
Gannett Co., Inc.	3,150	108,108
Global Eagle Entertainment, Inc.*	10,675	136,320
Gray Television, Inc.*	16,275	215,806
Harte-Hanks, Inc.	8,225	55,848
The Interpublic Group of Cos., Inc.	7,700	160,468
John Wiley & Sons, Inc., Class A	4,900	278,712
Journal Media Group, Inc.*	1	6
Lee Enterprises, Inc.*	14,700	44,100
Liberty Media Corp.*	6,300	239,913
Lions Gate Entertainment Corp.	3,850	119,388
Live Nation Entertainment, Inc.*	8,575	214,889
Loral Space & Communications, Inc.*	700	48,300
The Madison Square Garden Co., Class A*	2,100	168,630
The McClatchy Co., Class A*	7,700	10,703
Media General, Inc.*	4,200	70,938
Meredith Corp.	9,100	473,564
Morningstar, Inc.	350	26,561
National CineMedia, Inc.	1,750	26,670
The New York Times Co., Class A	11,375	152,311
News Corp., Class A*	12,775	201,590
Nexstar Broadcasting Group, Inc., Class A	1,925	112,536
Omnicom Group, Inc.	4,375	331,450
Regal Entertainment Group, Class A	8,575	188,650
Rentrak Corp.*	700	33,180
Scholastic Corp.	3,325	135,128
Scripps Networks Interactive, Inc., Class A	2,100	146,706
Sinclair Broadcast Group, Inc., Class A	21,700	664,888
Sirius XM Holdings, Inc.*	46,900	185,255
Sizmek, Inc.*	5,600	38,976

	Shares	Value
Media – (continued)
Starz, Class A*	6,650	$261,545
Time Warner Cable, Inc.	5,775	898,128
Time Warner, Inc.	18,550	1,565,806
Townsquare Media, Inc., Class A*	1,575	21,515
Twenty-First Century Fox, Inc., Class A	37,100	1,264,368
Viacom, Inc., Class B	7,175	498,304
The Walt Disney Co.	33,075	3,595,914
World Wrestling Entertainment, Inc., Class A	3,325	44,622
		19,783,233
Metals & Mining – 0.7%
A.M. Castle & Co.*	12,250	48,020
AK Steel Holding Corp.*	46,375	235,585
Alcoa, Inc.	23,625	317,047
Allegheny Technologies, Inc.	3,150	107,068
Carpenter Technology Corp.	4,025	174,081
Century Aluminum Co.*	4,550	58,649
Cliffs Natural Resources, Inc.	9,275	55,093
Coeur Mining, Inc.*	47,075	245,731
Commercial Metals Co.	36,575	607,145
Compass Minerals International, Inc.	2,625	231,866
Freeport-McMoRan, Inc.	33,425	777,800
Globe Specialty Metals, Inc.	4,900	97,608
Gold Resource Corp.	10,850	36,564
Hecla Mining Co.	20,475	61,835
Horsehead Holding Corp.*	3,150	47,093
Kaiser Aluminum Corp.	2,450	196,907
Materion Corp.	2,625	104,974
McEwen Mining, Inc.*	30,275	30,275
Molycorp, Inc.*	62,125	57,329
Newmont Mining Corp.	10,675	282,781
Noranda Aluminum Holding Corp.	15,750	52,605
Nucor Corp.	7,875	384,773
Reliance Steel & Aluminum Co.	2,800	181,216
Royal Gold, Inc.	1,750	112,928
RTI International Metals, Inc.*	1,925	72,476
Southern Copper Corp.	5,600	182,448
Steel Dynamics, Inc.	7,000	154,910

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Stillwater Mining Co.*	9,100	$122,213
SunCoke Energy, Inc.	4,725	82,829
TimkenSteel Corp.	1,400	40,866
U.S. Silica Holdings, Inc.	2,450	91,508
United States Steel Corp.	6,475	155,530
Worthington Industries, Inc.	14,175	383,150
		5,790,903
Multiline Retail – 0.7%
Big Lots, Inc.	4,375	199,369
Burlington Stores, Inc.*	4,725	243,668
Dillard’s, Inc., Class A	525	69,085
Dollar General Corp.	6,825	496,246
Dollar Tree, Inc.*	5,600	427,896
Family Dollar Stores, Inc.	2,450	191,443
Fred’s, Inc., Class A	10,675	180,087
J.C. Penney Co., Inc.*	97,475	809,042
Kohl’s Corp.	5,425	388,701
Macy’s, Inc.	9,800	633,374
Nordstrom, Inc.	3,150	238,014
Sears Holdings Corp.*	1,225	48,927
Target Corp.	17,500	1,379,525
Tuesday Morning Corp.*	4,900	77,518
		5,382,895
Multi-Utilities – 1.0%
Alliant Energy Corp.	2,800	169,316
Ameren Corp.	7,350	300,909
Avista Corp.	17,850	582,267
Black Hills Corp.	5,075	250,147
CenterPoint Energy, Inc.	14,875	311,929
CMS Energy Corp.	6,475	219,697
Consolidated Edison, Inc.	8,575	527,791
Dominion Resources, Inc.	12,775	915,712
DTE Energy Co.	5,075	404,122
Integrys Energy Group, Inc.	2,275	166,302
MDU Resources Group, Inc.	8,750	195,037
NiSource, Inc.	5,425	235,553
NorthWestern Corp.	5,075	264,357
PG&E Corp.	12,600	666,792
Public Service Enterprise Group, Inc.	15,225	632,447

	Shares	Value
Multi-Utilities – (continued)
SCANA Corp.	4,900	$259,602
Sempra Energy	4,550	483,074
TECO Energy, Inc.	4,200	79,590
Vectren Corp.	24,325	1,050,110
Wisconsin Energy Corp.	3,850	189,112
		7,903,866
Oil, Gas & Consumable Fuels – 6.3%
Abraxas Petroleum Corp.*	28,350	107,730
Alon USA Energy, Inc.	6,125	98,551
Alpha Natural Resources, Inc.*	525	425
Anadarko Petroleum Corp.	11,375	1,070,387
Antero Resources Corp.*	2,100	93,051
Apache Corp.	13,300	909,720
Approach Resources, Inc.*	13,125	115,106
Arch Coal, Inc.*	33,950	33,074
Bill Barrett Corp.*	17,500	203,000
Bonanza Creek Energy, Inc.*	1,925	53,053
Cabot Oil & Gas Corp.	7,525	254,495
Callon Petroleum Co.*	19,250	172,095
Carrizo Oil & Gas, Inc.*	3,850	214,560
Cheniere Energy, Inc.*	4,900	374,801
Chesapeake Energy Corp.	20,125	317,371
Chevron Corp.	58,800	6,530,328
Cimarex Energy Co.	1,750	217,700
Clayton Williams Energy, Inc.*	700	38,969
Clean Energy Fuels Corp.*	25,025	246,997
Cloud Peak Energy, Inc.*	175	1,136
Cobalt International Energy, Inc.*	9,625	102,987
Comstock Resources, Inc.	5,425	29,132
Concho Resources, Inc.*	2,625	332,482
ConocoPhillips Co.	39,725	2,698,122
CONSOL Energy, Inc.	3,325	107,996
Continental Resources, Inc.*	2,100	110,523
CVR Energy, Inc.	875	35,035
Delek U.S. Holdings, Inc.	15,225	562,107
Denbury Resources, Inc.	14,350	126,423
Devon Energy Corp.	12,425	847,509
Diamondback Energy, Inc.*	2,625	216,746
Eclipse Resources Corp.*	875	5,539
Emerald Oil, Inc.*	350	224
Energen Corp.	1,925	137,002
Energy XXI Ltd.	32,550	142,243

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
EOG Resources, Inc.	11,550	$1,142,872
EP Energy Corp., Class A*	2,275	33,602
EQT Corp.	3,325	299,050
EXCO Resources, Inc.	350	721
Exxon Mobil Corp.	120,575	10,534,638
Gastar Exploration, Inc.*	4,900	17,787
Goodrich Petroleum Corp.*	5,425	20,995
Gran Tierra Energy, Inc.*	91,175	339,171
Green Plains, Inc.	11,025	343,318
Gulfport Energy Corp.*	1,750	85,645
Halcon Resources Corp.*	92,050	137,154
Hess Corp.	5,600	430,640
HollyFrontier Corp.	4,550	176,449
Jones Energy, Inc., Class A*	5,425	55,660
Kinder Morgan, Inc.	33,775	1,450,636
Kosmos Energy Ltd.*	3,325	32,518
Laredo Petroleum, Inc.*	7,350	116,130
Magnum Hunter Resources Corp.*	67,025	146,785
Marathon Oil Corp.	23,450	729,295
Marathon Petroleum Corp.	8,225	810,738
Matador Resources Co.*	4,375	121,275
Memorial Resource Development Corp.*	1,400	28,266
Midstates Petroleum Co., Inc.*	175	201
Murphy Oil Corp.	5,250	249,953
Newfield Exploration Co.*	4,900	192,276
Noble Energy, Inc.	7,700	390,544
Northern Oil and Gas, Inc.*	20,825	184,093
Oasis Petroleum, Inc.*	41,125	737,783
Occidental Petroleum Corp.	24,850	1,990,485
ONEOK, Inc.	4,550	218,855
Pacific Ethanol, Inc.*	8,225	98,371
Par Petroleum Corp.*	6,650	160,930
Parsley Energy, Inc., Class A*	3,325	57,656
PBF Energy, Inc., Class A	26,425	749,942
PDC Energy, Inc.*	2,100	119,154
Peabody Energy Corp.	97,125	459,401
Penn Virginia Corp.*	23,625	157,815
PetroQuest Energy, Inc.*	14,700	39,396
Phillips 66	16,100	1,276,891
Pioneer Natural Resources Co.	2,800	483,784

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
QEP Resources, Inc.	5,075	$114,188
Range Resources Corp.	2,800	177,968
Renewable Energy Group, Inc.*	15,050	138,611
Resolute Energy Corp.*	27,475	34,069
REX American Resources Corp.*	1,225	77,445
Rex Energy Corp.*	19,250	96,250
Rice Energy, Inc.*	1,400	34,482
Rosetta Resources, Inc.*	15,225	347,587
RSP Permian, Inc.*	2,275	66,021
Sanchez Energy Corp.*	16,975	249,363
SandRidge Energy, Inc.*	135,100	255,339
SemGroup Corp., Class A	2,975	250,465
SM Energy Co.	2,275	131,882
Solazyme, Inc.*	8,225	31,666
Southwestern Energy Co.*	7,700	215,831
Spectra Energy Corp.	14,700	547,575
Stone Energy Corp.*	2,975	50,783
Swift Energy Co.*	6,825	20,612
Synergy Resources Corp.*	3,500	41,930
Targa Resources Corp.	1,750	183,698
Tesoro Corp.	3,325	285,385
TransAtlantic Petroleum Ltd.*	10,675	61,915
Triangle Petroleum Corp.*	24,150	144,176
Ultra Petroleum Corp.*	45,500	774,865
Valero Energy Corp.	14,875	846,388
W&T Offshore, Inc.	5,600	36,008
Warren Resources, Inc.*	175	189
Western Refining, Inc.	4,550	200,428
Westmoreland Coal Co.*	2,800	79,576
Whiting Petroleum Corp.*	6,475	245,467
The Williams Cos., Inc.	14,350	734,577
World Fuel Services Corp.	21,875	1,214,063
WPX Energy, Inc.*	4,550	62,563
		48,878,859
Paper & Forest Products – 0.6%
Boise Cascade Co.*	11,200	388,640
Clearwater Paper Corp.*	5,950	380,622
Domtar Corp.	19,075	824,422
International Paper Co.	11,200	601,664
KapStone Paper and Packaging Corp.	7,175	200,541
Louisiana-Pacific Corp.*	43,575	664,083

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – (continued)
Mercer International, Inc.*	11,200	$160,160
Neenah Paper, Inc.	2,975	179,898
PH Glatfelter Co.	12,775	316,820
Resolute Forest Products, Inc.*	9,800	151,116
Schweitzer-Mauduit International, Inc.	9,100	402,311
Wausau Paper Corp.	2,275	21,203
		4,291,480
Personal Products – 0.3%
Avon Products, Inc.	11,900	97,223
Coty, Inc., Class A*	2,800	66,948
Elizabeth Arden, Inc.*	8,225	115,726
The Estee Lauder Cos., Inc., Class A	4,550	369,869
Herbalife Ltd.*	2,275	94,458
Inter Parfums, Inc.	1,925	58,096
Medifast, Inc.*	1,050	31,500
Nu Skin Enterprises, Inc., Class A	18,550	1,049,003
Revlon, Inc., Class A*	2,275	88,975
USANA Health Sciences, Inc.*	700	79,618
		2,051,416
Pharmaceuticals – 3.4%
AbbVie, Inc.	33,250	2,149,945
AcelRx Pharmaceuticals, Inc.*	5,250	20,947
Actavis PLC*	7,525	2,128,521
Akorn, Inc.*	2,275	94,731
BioDelivery Sciences International, Inc.*	5,600	45,136
Bristol-Myers Squibb Co.	35,875	2,286,314
Catalent, Inc.*	21,000	604,170
Depomed, Inc.*	4,900	113,974
Eli Lilly & Co.	21,175	1,521,847
Endo International PLC*	3,149	264,721
Forest Laboratories, Inc.* ^	652	—
Horizon Pharma PLC*	5,775	162,393
Hospira, Inc.*	3,150	274,963
Impax Laboratories, Inc.*	4,375	198,013
Jazz Pharmaceuticals PLC*	1,225	218,907
Johnson & Johnson	57,925	5,746,160
Lannett Co., Inc.*	1,750	100,625

	Shares	Value
Pharmaceuticals – (continued)
Mallinckrodt PLC*	4,200	$475,356
The Medicines Co.*	2,975	76,190
Merck & Co., Inc.	59,500	3,543,820
Mylan N.V.*	7,350	531,111
Nektar Therapeutics*	5,775	54,978
Omeros Corp.*	3,325	66,899
Pacira Pharmaceuticals, Inc.*	2,275	155,792
Perrigo Co. PLC	2,800	513,184
Pfizer, Inc.	129,150	4,382,060
POZEN, Inc.*	1,575	12,317
Prestige Brands Holdings, Inc.*	3,500	137,375
Sagent Pharmaceuticals, Inc.*	1,400	32,634
SciClone Pharmaceuticals, Inc.*	4,025	32,884
Supernus Pharmaceuticals, Inc.*	350	4,480
Tetraphase Pharmaceuticals, Inc.*	875	30,870
TherapeuticsMD, Inc.*	4,025	26,082
Theravance, Inc.	4,200	68,250
VIVUS, Inc.*	32,900	73,367
XenoPort, Inc.*	1,050	6,227
Zoetis, Inc.	10,150	450,863
		26,606,106
Professional Services – 0.6%
Acacia Research Corp.	4,375	48,212
The Advisory Board Co.*	2,100	108,969
CBIZ, Inc.*	8,750	79,100
The Corporate Executive Board Co.	2,275	190,713
The Dun & Bradstreet Corp.	700	89,369
Equifax, Inc.	2,450	237,478
Exponent, Inc.	1,225	108,547
FTI Consulting, Inc.*	12,075	496,403
GP Strategies Corp.*	1,400	45,626
Heidrick & Struggles International, Inc.	1,400	33,684
Hill International, Inc.*	9,100	35,035
Huron Consulting Group, Inc.*	1,575	95,477
ICF International, Inc.*	4,900	188,650
IHS, Inc., Class A*	1,225	153,701
Insperity, Inc.	1,750	84,280
Kelly Services, Inc., Class A	3,150	51,723
Kforce, Inc.	3,500	79,590
Korn/Ferry International	13,650	430,385

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
ManpowerGroup, Inc.	2,100	$179,193
Mistras Group, Inc.*	175	3,143
Navigant Consulting, Inc.*	16,275	235,337
Nielsen N.V.	5,950	267,393
On Assignment, Inc.*	12,600	423,990
Resources Connection, Inc.	2,800	44,128
Robert Half International, Inc.	2,975	164,964
RPX Corp.*	15,750	245,070
Towers Watson & Co., Class A	1,050	133,250
TriNet Group, Inc.*	1,575	55,157
TrueBlue, Inc.*	2,450	70,511
Verisk Analytics, Inc., Class A*	3,500	262,640
WageWorks, Inc.*	1,575	79,380
		4,721,098
Real Estate Investment Trusts (REITs) – 5.0%
Acadia Realty Trust	6,300	194,670
AG Mortgage Investment Trust, Inc.	7,175	137,903
Agree Realty Corp.	1,400	43,092
Alexander’s, Inc.	350	150,927
Alexandria Real Estate Equities, Inc.	2,450	226,331
American Assets Trust, Inc.	2,625	104,475
American Campus Communities, Inc.	3,150	126,441
American Capital Agency Corp.	11,900	245,556
American Capital Mortgage Investment Corp.	21,000	368,340
American Homes 4 Rent, Class A	45,500	768,495
American Realty Capital Properties, Inc.	19,425	175,408
American Residential Properties, Inc.*	9,100	170,716
American Tower Corp.	8,400	794,052
Annaly Capital Management, Inc.	36,925	371,835
Anworth Mortgage Asset Corp.	33,950	172,466
Apartment Investment & Management Co., Class A	4,025	151,863
Apollo Commercial Real Estate Finance, Inc.	10,150	173,463
Apollo Residential Mortgage, Inc.	9,450	149,877

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Ares Commercial Real Estate Corp.	4,725	$53,629
ARMOUR Residential REIT, Inc.	132,650	397,950
Ashford Hospitality Trust, Inc.	16,625	150,622
Associated Estates Realty Corp.	16,975	483,787
AvalonBay Communities, Inc.	3,325	546,430
BioMed Realty Trust, Inc.	2,800	58,100
Blackstone Mortgage Trust, Inc., Class A	23,625	725,996
Boston Properties, Inc.	4,375	578,856
Brandywine Realty Trust	14,000	204,120
Brixmor Property Group, Inc.	1,400	32,830
Camden Property Trust	2,100	157,668
Campus Crest Communities, Inc.	13,825	87,512
Capstead Mortgage Corp.	32,375	377,169
CBL & Associates Properties, Inc.	5,950	107,159
Cedar Realty Trust, Inc.	7,350	51,376
Chatham Lodging Trust	6,475	178,969
Chesapeake Lodging Trust	5,075	161,131
Chimera Investment Corp.	66,500	1,010,135
Colony Capital, Inc., Class A	32,025	829,768
Columbia Property Trust, Inc.	6,125	160,659
Communications Sales & Leasing, Inc.*	1,855	55,798
CoreSite Realty Corp.	2,275	109,382
Corporate Office Properties Trust	7,350	193,966
Corrections Corp. of America	2,975	109,450
Cousins Properties, Inc.	37,275	363,058
Crown Castle International Corp.	7,350	613,945
CubeSmart	12,775	294,719
CyrusOne, Inc.	2,450	79,576
CYS Investments, Inc.	52,500	468,300
DCT Industrial Trust, Inc.	5,775	190,806
DDR Corp.	9,450	161,122
DiamondRock Hospitality Co.	16,975	230,181
Digital Realty Trust, Inc.	2,625	166,451
Douglas Emmett, Inc.	1,925	54,862
Duke Realty Corp.	9,800	194,138
DuPont Fabros Technology, Inc.	5,250	163,537
Dynex Capital, Inc.	1,925	15,400
EastGroup Properties, Inc.	1,225	70,070
Education Realty Trust, Inc.	3,850	129,437
Empire State Realty Trust, Inc., Class A	6,475	116,550

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
EPR Properties	4,725	$272,491
Equity Commonwealth*	9,625	242,646
Equity LifeStyle Properties, Inc.	1,400	73,948
Equity One, Inc.	5,775	142,238
Equity Residential	9,275	685,051
Essex Property Trust, Inc.	1,050	233,047
Excel Trust, Inc.	15,925	252,411
Extra Space Storage, Inc.	3,325	219,217
Federal Realty Investment Trust	1,925	257,315
FelCor Lodging Trust, Inc.	11,725	130,265
First Industrial Realty Trust, Inc.	8,575	169,185
First Potomac Realty Trust	175	1,876
Franklin Street Properties Corp.	3,500	41,335
Gaming and Leisure Properties, Inc.	4,900	174,930
General Growth Properties, Inc.	13,300	364,420
The GEO Group, Inc.	6,300	245,700
Getty Realty Corp.	1,050	18,238
Gladstone Commercial Corp.	175	3,117
Government Properties Income Trust	175	3,647
Gramercy Property Trust, Inc.	9,625	263,147
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,975	56,525
Hatteras Financial Corp.	29,575	534,125
HCP, Inc.	9,625	387,791
Health Care REIT, Inc.	8,225	592,365
Healthcare Realty Trust, Inc.	7,175	183,680
Healthcare Trust of America, Inc., Class A	5,425	140,453
Hersha Hospitality Trust	12,075	77,642
Highwoods Properties, Inc.	4,725	203,364
Home Properties, Inc.	1,925	141,603
Hospitality Properties Trust	4,375	131,600
Host Hotels & Resorts, Inc.	12,950	260,813
Hudson Pacific Properties, Inc.	4,900	147,784
Inland Real Estate Corp.	2,975	30,613
Invesco Mortgage Capital, Inc.	42,350	652,190
Investors Real Estate Trust	2,100	15,057
Iron Mountain, Inc.	3,500	120,715
iStar Financial, Inc.*	21,525	291,449
Kilroy Realty Corp.	1,400	99,386

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Kimco Realty Corp.	10,500	$253,050
Kite Realty Group Trust	5,425	142,135
Lamar Advertising Co., Class A	1,400	81,144
LaSalle Hotel Properties	5,775	211,885
Lexington Realty Trust	4,025	37,312
Liberty Property Trust	2,100	73,164
LTC Properties, Inc.	2,800	121,688
The Macerich Co.	3,150	257,544
Mack-Cali Realty Corp.	5,075	91,096
Medical Properties Trust, Inc.	59,150	826,917
MFA Financial, Inc.	119,175	925,990
Mid-America Apartment Communities, Inc.	1,750	130,568
Monmouth Real Estate Investment Corp.	4,900	50,617
National Health Investors, Inc.	2,625	175,140
National Retail Properties, Inc.	3,150	120,960
New Residential Investment Corp.	59,500	1,013,880
New York Mortgage Trust, Inc.	26,075	203,646
New York REIT, Inc.	4,550	44,954
Newcastle Investment Corp.	16,275	86,746
NorthStar Realty Finance Corp.	13,475	252,791
Omega Healthcare Investors, Inc.	5,250	189,473
Outfront Media, Inc.	5,600	160,832
Parkway Properties, Inc.	2,100	34,167
Pebblebrook Hotel Trust	5,950	255,493
Pennsylvania Real Estate Investment Trust	18,900	427,329
PennyMac Mortgage Investment Trust	17,500	366,625
Piedmont Office Realty Trust, Inc., Class A	10,500	183,540
Plum Creek Timber Co., Inc.	1,225	51,695
Post Properties, Inc.	4,200	240,114
Potlatch Corp.	1,050	38,756
Prologis, Inc.	11,200	450,240
PS Business Parks, Inc.	1,050	80,168
Public Storage	3,850	723,454
QTS Realty Trust, Inc., Class A	875	31,736
RAIT Financial Trust	17,675	114,534
Ramco-Gershenson Properties Trust	3,850	67,298
Rayonier, Inc.	2,275	58,217

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Realty Income Corp.	4,900	$230,160
Redwood Trust, Inc.	5,600	96,264
Regency Centers Corp.	2,800	175,784
Resource Capital Corp.	42,175	185,992
Retail Opportunity Investments Corp.	5,950	99,841
Retail Properties of America, Inc., Class A	7,000	105,770
Rexford Industrial Realty, Inc.	175	2,601
RLJ Lodging Trust	7,000	207,690
Rouse Properties, Inc.	2,450	42,802
Ryman Hospitality Properties, Inc.	4,900	282,436
Sabra Health Care REIT, Inc.	3,675	109,809
Saul Centers, Inc.	1,400	70,448
Select Income REIT	7,000	162,330
Senior Housing Properties Trust	1,050	21,494
Simon Property Group, Inc.	7,175	1,302,191
SL Green Realty Corp.	1,575	192,717
Sovran Self Storage, Inc.	3,150	275,121
Spirit Realty Capital, Inc.	20,125	227,211
STAG Industrial, Inc.	3,850	83,661
Starwood Property Trust, Inc.	5,775	138,658
Strategic Hotels & Resorts, Inc.*	80,850	945,945
Summit Hotel Properties, Inc.	11,025	145,199
Sun Communities, Inc.	3,325	206,350
Sunstone Hotel Investors, Inc.	16,975	264,471
Tanger Factory Outlet Centers, Inc.	4,025	135,160
Taubman Centers, Inc.	1,050	75,611
Terreno Realty Corp.	1,575	33,516
Two Harbors Investment Corp.	4,200	44,100
UDR, Inc.	6,650	217,921
Universal Health Realty Income Trust	2,275	112,977
Urstadt Biddle Properties, Inc., Class A	875	18,156
Ventas, Inc.	5,425	373,783
Vornado Realty Trust	3,675	380,326
Washington Real Estate Investment Trust	4,900	121,128
Weingarten Realty Investors	1,400	45,864
Western Asset Mortgage Capital Corp.	5,425	79,259

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Weyerhaeuser Co.	10,500	$330,855
		38,640,402
Real Estate Management & Development – 0.2%
Alexander & Baldwin, Inc.	1,925	77,924
Altisource Portfolio Solutions S.A.*	2,275	55,169
CBRE Group, Inc., Class A*	6,300	241,542
Forest City Enterprises, Inc., Class A*	6,300	149,688
Forestar Group, Inc.*	11,725	173,061
The Howard Hughes Corp.*	875	129,911
Jones Lang LaSalle, Inc.	875	145,302
Kennedy-Wilson Holdings, Inc.	4,375	108,413
RE/MAX Holdings, Inc., Class A	175	5,913
Realogy Holdings Corp.*	2,275	107,858
The St. Joe Co.*	26,600	464,170
		1,658,951
Road & Rail – 0.8%
AMERCO	700	225,428
ArcBest Corp.	2,975	106,207
Avis Budget Group, Inc.*	4,725	255,811
Celadon Group, Inc.	4,200	108,528
Con-way, Inc.	4,900	201,390
CSX Corp.	19,600	707,364
Genesee & Wyoming, Inc., Class A*	1,225	113,864
Heartland Express, Inc.	2,800	58,576
Hertz Global Holdings, Inc.*	12,425	258,937
J.B. Hunt Transport Services, Inc.	1,225	106,820
Kansas City Southern	1,750	179,357
Knight Transportation, Inc.	4,900	141,610
Landstar System, Inc.	2,275	141,755
Marten Transport Ltd.	3,675	81,806
Norfolk Southern Corp.	5,950	600,058
Old Dominion Freight Line, Inc.*	2,800	199,164
Quality Distribution, Inc.*	6,650	65,968
Roadrunner Transportation Systems, Inc.*	8,225	201,266
Ryder System, Inc.	3,150	300,384
Saia, Inc.*	2,100	85,575
Swift Transportation Co.*	9,100	220,220
Union Pacific Corp.	18,025	1,914,796

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Werner Enterprises, Inc.	3,675	$98,747
YRC Worldwide, Inc.*	6,825	106,470
		6,480,101
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Energy Industries, Inc.*	8,050	196,903
Advanced Micro Devices, Inc.*	24,500	55,370
Altera Corp.	6,125	255,290
Amkor Technology, Inc.*	37,450	263,273
Analog Devices, Inc.	5,600	346,304
Applied Materials, Inc.	24,150	477,928
Applied Micro Circuits Corp.*	6,650	35,710
Atmel Corp.	24,675	187,036
Avago Technologies Ltd.	4,900	572,712
Broadcom Corp., Class A	8,225	363,586
Brooks Automation, Inc.	5,075	54,607
Cabot Microelectronics Corp.*	1,925	91,052
Cavium, Inc.*	4,025	260,780
CEVA, Inc.*	875	18,112
Cirrus Logic, Inc.*	19,250	650,265
Cree, Inc.*	1,050	33,264
Cypress Semiconductor Corp.*	20,475	272,727
Diodes, Inc.*	8,575	229,124
Entegris, Inc.*	13,125	174,694
Entropic Communications, Inc.*	2,800	8,456
Exar Corp.*	1,750	17,272
Fairchild Semiconductor International, Inc.*	9,275	168,480
First Solar, Inc.*	1,575	93,980
FormFactor, Inc.*	6,475	51,606
Freescale Semiconductor Ltd.*	3,325	129,974
Inphi Corp.*	1,750	37,537
Integrated Device Technology, Inc.*	11,025	200,545
Integrated Silicon Solution, Inc.	4,550	84,402
Intel Corp.	142,625	4,642,444
Intersil Corp., Class A	9,450	126,158
IXYS Corp.	1,225	13,855
KLA-Tencor Corp.	2,275	133,770
Kulicke & Soffa Industries, Inc.*	8,925	134,857
Lam Research Corp.	3,150	238,077
Lattice Semiconductor Corp.*	11,900	70,567

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Linear Technology Corp.	3,325	$153,382
Magnachip Semiconductor Corp.*	10,675	58,499
Marvell Technology Group Ltd.	10,500	147,105
Maxim Integrated Products, Inc.	6,475	212,574
MaxLinear, Inc., Class A*	525	4,478
Micrel, Inc.	5,250	71,400
Microchip Technology, Inc.	2,625	125,094
Micron Technology, Inc.*	32,550	915,632
Microsemi Corp.*	27,825	928,242
MKS Instruments, Inc.	3,850	134,019
Monolithic Power Systems, Inc.	3,150	163,265
Nanometrics, Inc.*	700	10,822
NVIDIA Corp.	9,625	213,627
OmniVision Technologies, Inc.*	15,750	439,346
ON Semiconductor Corp.*	9,450	108,864
PDF Solutions, Inc.*	700	12,649
Photronics, Inc.*	7,700	67,529
PMC-Sierra, Inc.*	18,025	151,951
Power Integrations, Inc.	1,750	86,608
Qorvo, Inc.*	9,100	599,781
Rambus, Inc.*	10,500	145,320
Rudolph Technologies, Inc.*	1,225	15,717
Semtech Corp.*	1,400	32,606
Silicon Laboratories, Inc.*	2,100	108,507
Skyworks Solutions, Inc.	3,150	290,588
SunEdison, Inc.*	10,850	274,722
SunPower Corp.*	3,325	107,032
Synaptics, Inc.*	2,450	207,564
Teradyne, Inc.	6,300	114,975
Tessera Technologies, Inc.	4,550	164,301
Texas Instruments, Inc.	23,275	1,261,738
Ultra Clean Holdings, Inc.*	4,200	25,242
Ultratech, Inc.*	1,400	27,944
Veeco Instruments, Inc.*	2,100	61,971
Xcerra Corp.*	14,525	142,781
Xilinx, Inc.	4,550	197,288
		18,473,880
Software – 3.1%
ACI Worldwide, Inc.*	8,925	205,543
Activision Blizzard, Inc.	9,625	219,594
Adobe Systems, Inc.*	9,450	718,767

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Advent Software, Inc.	1,925	$83,564
ANSYS, Inc.*	2,450	210,308
Aspen Technology, Inc.*	5,425	240,816
Autodesk, Inc.*	4,550	258,576
Blackbaud, Inc.	3,150	159,169
Bottomline Technologies de, Inc.*	2,100	56,196
BroadSoft, Inc.*	875	27,685
CA, Inc.	9,450	300,226
Cadence Design Systems, Inc.*	4,375	81,594
Callidus Software, Inc.*	2,975	36,741
CDK Global, Inc.	1,750	83,860
Citrix Systems, Inc.*	1,925	129,283
CommVault Systems, Inc.*	700	32,025
Digimarc Corp.	700	16,380
Ebix, Inc.	8,225	224,460
Electronic Arts, Inc.*	6,125	355,801
Ellie Mae, Inc.*	2,275	125,125
EnerNOC, Inc.*	1,400	15,470
Epiq Systems, Inc.	4,725	84,625
ePlus, Inc.*	1,750	145,180
FactSet Research Systems, Inc.	700	110,173
Fair Isaac Corp.	2,450	216,727
Fleetmatics Group PLC*	2,275	103,694
Fortinet, Inc.*	7,875	297,202
Gigamon, Inc.*	175	5,150
Glu Mobile, Inc.*	4,025	27,209
Guidewire Software, Inc.*	3,325	166,084
Imperva, Inc.*	1,575	71,851
Informatica Corp.*	1,050	50,474
Interactive Intelligence Group, Inc.*	700	30,786
Intuit, Inc.	6,125	614,521
Jive Software, Inc.*	3,150	16,947
Manhattan Associates, Inc.*	5,950	312,732
Mentor Graphics Corp.	29,050	695,167
Microsoft Corp.	173,075	8,418,368
MicroStrategy, Inc., Class A*	875	159,355
Model N, Inc.*	700	8,225
Monotype Imaging Holdings, Inc.	2,275	73,733
NetScout Systems, Inc.*	3,500	143,850
NetSuite, Inc.*	700	66,899
Nuance Communications, Inc.*	8,225	126,089

	Shares	Value
Software – (continued)
Oracle Corp.	68,775	$2,999,966
Pegasystems, Inc.	2,800	60,312
Progress Software Corp.*	2,975	78,540
Proofpoint, Inc.*	2,275	122,805
PROS Holdings, Inc.*	875	19,451
PTC, Inc.*	6,300	241,542
Qlik Technologies, Inc.*	4,725	164,383
Qualys, Inc.*	1,050	51,996
RealPage, Inc.*	875	17,360
Red Hat, Inc.*	3,500	263,410
Rovi Corp.*	27,650	511,802
Salesforce.com, Inc.*	12,250	892,045
Seachange International, Inc.*	875	5,871
ServiceNow, Inc.*	2,275	170,307
Silver Spring Networks, Inc.*	8,575	83,349
SolarWinds, Inc.*	4,725	230,486
Solera Holdings, Inc.	1,225	59,437
Splunk, Inc.*	1,925	127,714
SS&C Technologies Holdings, Inc.	3,325	200,065
Symantec Corp.	19,250	479,806
Synchronoss Technologies, Inc.*	2,975	136,493
Synopsys, Inc.*	3,150	147,672
Tableau Software, Inc., Class A*	875	85,610
Take-Two Interactive Software, Inc.*	7,525	178,343
Tangoe, Inc.*	700	9,576
Telenav, Inc.*	1,750	14,630
TiVo, Inc.*	2,625	29,006
Tyler Technologies, Inc.*	2,275	277,436
The Ultimate Software Group, Inc.*	1,400	232,708
Varonis Systems, Inc.*	175	5,031
VASCO Data Security International, Inc.*	2,450	62,279
Verint Systems, Inc.*	4,200	258,006
VirnetX Holding Corp.*	2,100	13,566
VMware, Inc., Class A*	1,925	169,593
Workday, Inc., Class A*	1,400	127,694
Zix Corp.*	2,800	11,928
Zynga, Inc., Class A*	25,550	62,598
		24,129,040

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – 3.2%
Aaron’s, Inc.	20,475	$696,150
Abercrombie & Fitch Co., Class A	14,700	330,456
Advance Auto Parts, Inc.	1,575	225,225
Aeropostale, Inc.*	23,100	71,379
American Eagle Outfitters, Inc.	8,750	139,212
America’s Car-Mart, Inc.*	2,275	116,798
ANN, Inc.*	13,825	523,414
Asbury Automotive Group, Inc.*	7,875	661,736
Ascena Retail Group, Inc.*	41,300	619,087
AutoNation, Inc.*	2,275	140,026
AutoZone, Inc.*	700	470,862
Barnes & Noble, Inc.*	5,600	122,640
bebe stores, inc.	12,425	41,127
Bed Bath & Beyond, Inc.*	4,725	332,923
Best Buy Co., Inc.	7,175	248,614
Big 5 Sporting Goods Corp.	3,325	45,353
Brown Shoe Co., Inc.	4,200	124,740
The Buckle, Inc.	1,225	54,880
Cabela’s, Inc.*	14,525	766,048
CarMax, Inc.*	4,725	321,820
The Cato Corp., Class A	2,625	103,267
Chico’s FAS, Inc.	7,525	126,871
The Children’s Place, Inc.	5,425	329,080
Christopher & Banks Corp.*	1,225	7,276
Citi Trends, Inc.*	2,275	51,824
Conn’s, Inc.*	7,700	215,369
CST Brands, Inc.	4,550	189,780
Destination Maternity Corp.	3,500	41,265
Dick’s Sporting Goods, Inc.	2,275	123,442
DSW, Inc., Class A	3,850	139,639
Express, Inc.*	26,075	425,023
The Finish Line, Inc., Class A	14,700	360,591
Five Below, Inc.*	2,625	88,515
Foot Locker, Inc.	3,325	197,671
Francesca’s Holdings Corp.*	2,275	38,516
GameStop Corp., Class A	3,150	121,401
The Gap, Inc.	5,600	221,984
Genesco, Inc.*	7,700	520,443
GNC Holdings, Inc., Class A	1,750	75,338
Group 1 Automotive, Inc.	6,125	483,753
Guess?, Inc.	13,825	253,136
Haverty Furniture Cos, Inc.	1,050	22,533

	Shares	Value
Specialty Retail – (continued)
Hibbett Sports, Inc.*	350	$16,380
The Home Depot, Inc.	28,175	3,014,162
Kirkland’s, Inc.*	3,325	78,936
L Brands, Inc.	5,950	531,692
Lithia Motors, Inc., Class A	2,275	226,886
Lowe’s Cos., Inc.	22,050	1,518,363
Lumber Liquidators Holdings, Inc.*	1,750	48,108
MarineMax, Inc.*	2,275	50,232
Mattress Firm Holding Corp.*	1,575	93,051
The Men’s Wearhouse, Inc.	5,250	297,098
Monro Muffler Brake, Inc.	2,625	157,211
Murphy USA, Inc.*	11,725	765,994
Office Depot, Inc.*	155,400	1,432,788
O’Reilly Automotive, Inc.*	2,450	533,684
Outerwall, Inc.	5,775	383,633
Penske Automotive Group, Inc.	4,200	205,002
The Pep Boys-Manny Moe & Jack*	4,725	43,281
Pier 1 Imports, Inc.	27,300	345,345
Rent-A-Center, Inc.	17,325	512,820
Restoration Hardware Holdings, Inc.*	1,925	165,877
Ross Stores, Inc.	5,075	501,816
Sally Beauty Holdings, Inc.*	6,125	191,161
Select Comfort Corp.*	4,200	129,444
Shoe Carnival, Inc.	3,675	95,954
Signet Jewelers Ltd.	1,575	211,255
Sonic Automotive, Inc., Class A	11,725	273,779
Sportsman’s Warehouse Holdings, Inc.*	2,800	26,964
Stage Stores, Inc.	7,875	152,066
Staples, Inc.	18,200	297,024
Stein Mart, Inc.	3,675	43,475
Tiffany & Co.	2,450	214,326
Tile Shop Holdings, Inc.*	1,400	18,158
Tilly’s, Inc., Class A*	2,625	35,018
The TJX Cos., Inc.	15,225	982,622
Tractor Supply Co.	3,675	316,271
Ulta Salon Cosmetics & Fragrance, Inc.*	1,575	237,967
Urban Outfitters, Inc.*	1,575	63,063
Vitamin Shoppe, Inc.*	1,575	65,961

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Williams-Sonoma, Inc.	1,575	$115,810
Zumiez, Inc.*	1,575	49,943
		24,631,827
Technology Hardware, Storage & Peripherals – 2.9%
3D Systems Corp.*	3,325	83,424
Apple, Inc.	122,675	15,352,776
Cray, Inc.*	2,800	78,652
Diebold, Inc.	5,600	194,712
Eastman Kodak Co.*	13,475	261,011
Electronics For Imaging, Inc.*	3,325	138,752
EMC Corp.	44,800	1,205,568
Hewlett-Packard Co.	55,825	1,840,550
Immersion Corp.*	875	9,476
Lexmark International, Inc., Class A	18,725	831,203
NCR Corp.*	3,675	100,842
NetApp, Inc.	9,275	336,219
Nimble Storage, Inc.*	1,400	34,244
QLogic Corp.*	26,775	393,592
Quantum Corp.*	75,250	151,253
SanDisk Corp.	4,550	304,577
Seagate Technology PLC	9,100	534,352
Silicon Graphics International Corp.*	875	7,096
Super Micro Computer, Inc.*	2,800	80,556
Violin Memory, Inc.*	175	597
Western Digital Corp.	4,725	461,822
		22,401,274
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	1,400	139,804
Coach, Inc.	7,875	300,904
Columbia Sportswear Co.	2,100	131,670
Crocs, Inc.*	4,025	53,130
Deckers Outdoor Corp.*	2,625	194,250
Fossil Group, Inc.*	525	44,089
G-III Apparel Group Ltd.*	5,425	603,151
Hanesbrands, Inc.	5,600	174,048
Iconix Brand Group, Inc.*	6,300	165,753
Kate Spade & Co.*	7,875	257,513
lululemon athletica, Inc.*	2,625	167,055
Michael Kors Holdings Ltd.*	2,275	140,731
Movado Group, Inc.	525	15,372
NIKE, Inc., Class B	15,575	1,539,433

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Oxford Industries, Inc.	700	$55,615
Perry Ellis International, Inc.*	1,225	29,302
PVH Corp.	2,100	217,035
Quiksilver, Inc.*	5,950	9,877
Ralph Lauren Corp.	1,400	186,774
Sequential Brands Group, Inc.*	700	8,680
Skechers USA, Inc., Class A*	3,675	330,456
Steven Madden Ltd.*	3,150	122,913
Tumi Holdings, Inc.*	3,675	85,958
Under Armour, Inc., Class A*	3,150	244,283
Unifi, Inc.*	3,150	111,164
Vera Bradley, Inc.*	875	12,460
VF Corp.	8,225	595,737
Vince Holding Corp.*	875	16,126
Wolverine World Wide, Inc.	6,475	198,977
		6,152,260
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	12,775	168,247
Beneficial Bancorp, Inc.*	4,200	48,720
BofI Holding, Inc.*	1,225	112,467
Brookline Bancorp, Inc.	14,875	160,204
Capitol Federal Financial, Inc.	7,175	86,100
Dime Community Bancshares, Inc.	13,650	217,308
Essent Group Ltd.*	2,450	61,127
EverBank Financial Corp.	12,250	227,482
Federal Agricultural Mortgage Corp., Class C	3,675	115,542
Flagstar Bancorp, Inc.*	8,925	153,331
HomeStreet, Inc.*	4,550	94,094
Hudson City Bancorp, Inc.	5,950	55,335
LendingTree, Inc.*	350	19,261
MGIC Investment Corp.*	26,250	273,525
Nationstar Mortgage Holdings, Inc.*	12,600	316,260
New York Community Bancorp, Inc.	7,875	135,371
Northfield Bancorp, Inc.	4,200	60,606
Northwest Bancshares, Inc.	3,850	47,394
Ocwen Financial Corp.*	34,825	295,664
Oritani Financial Corp.	700	10,430
PennyMac Financial Services, Inc., Class A*	5,075	95,816
People’s United Financial, Inc.	5,775	87,260
Provident Financial Services, Inc.	14,875	267,750
Radian Group, Inc.	16,100	287,546

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance– (continued)
Stonegate Mortgage Corp.*	3,150	$33,831
TFS Financial Corp.	1,925	28,144
TrustCo Bank Corp.	16,275	108,554
United Financial Bancorp, Inc.	1,925	24,544
Walker & Dunlop, Inc.*	7,875	150,728
Washington Federal, Inc.	27,125	585,900
WSFS Financial Corp.	1,225	87,183
		4,415,724
Tobacco – 0.8%
Altria Group, Inc.	42,700	2,137,135
Lorillard, Inc.	7,175	501,245
Philip Morris International, Inc.	30,975	2,585,483
Reynolds American, Inc.	7,175	525,928
Universal Corp.	8,050	378,592
Vector Group Ltd.	9,100	201,565
		6,329,948
Trading Companies & Distributors – 0.5%
Air Lease Corp.	5,775	223,088
Applied Industrial Technologies, Inc.	1,750	73,097
Beacon Roofing Supply, Inc.*	4,725	140,427
CAI International, Inc.*	4,725	112,549
DXP Enterprises, Inc.*	1,400	63,070
Fastenal Co.	3,325	141,711
GATX Corp.	13,475	733,040
H&E Equipment Services, Inc.	1,750	43,260
HD Supply Holdings, Inc.*	3,150	103,950
Kaman Corp.	4,375	182,481
MRC Global, Inc.*	35,000	511,000
MSC Industrial Direct Co., Inc., Class A	1,750	124,355
Rush Enterprises, Inc., Class A*	9,975	260,747
TAL International Group, Inc.*	9,975	384,437
Titan Machinery, Inc.*	5,775	84,604
United Rentals, Inc.*	2,625	253,523
Veritiv Corp.*	2,100	83,454
W.W. Grainger, Inc.	1,050	260,852
Watsco, Inc.	2,275	273,660
WESCO International, Inc.*	1,400	100,996
		4,154,301

	Shares	Value
Transportation Infrastructure – 0.0%†
Wesco Aircraft Holdings, Inc.*	17,500	$274,400
Water Utilities – 0.1%
American States Water Co.	3,675	141,083
American Water Works Co., Inc.	3,150	171,738
Aqua America, Inc.	2,975	79,790
California Water Service Group	3,500	83,545
Connecticut Water Service, Inc.	1,050	37,800
SJW Corp.	875	25,594
		539,550
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.*	3,500	28,910
Leap Wireless International, Inc.* ^	12,069	—
NTELOS Holdings Corp.	5,775	33,553
SBA Communications Corp., Class A*	2,100	243,222
Shenandoah Telecommunications Co.	3,150	108,549
Spok Holdings, Inc.	2,625	49,415
Sprint Corp.*	30,275	155,311
Telephone & Data Systems, Inc.	31,500	841,365
T-Mobile U.S., Inc.*	5,075	172,753
United States Cellular Corp.*	4,900	180,957
		1,814,035
Total Common Stocks (Cost $603,000,512)		772,291,583
	No. of Warrants
WARRANTS – 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD* ^	2,849	—
Total Warrants (Cost $–)		—
Total Investment Securities (Cost $603,000,512) – 99.6%		772,291,583
Other assets less liabilities – 0.4%		3,265,274
NET ASSETS – 100.0%		$775,556,857

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $0 or 0.00% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

REIT – Real Estate Investment Trust

USD – US Dollar

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,118,835
Aggregate gross unrealized depreciation	(5,435,818)
Net unrealized appreciation	$169,683,017
Federal income tax cost of investments	$602,608,566

Investment in a company which was affiliated for the period ending April 30, 2015, was as follows:

Security	Value October 31, 2014	Purchases at Cost	Sales at Cost	Value April 30, 2015	Dividend Income	Realized Gain
Northern Trust Corp.	$399,126	$9,147	$1,294	$448,044	$4,019	$1,143

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 400® Index Futures Contracts	4	06/19/15	$598,600	$6,835
E-mini S&P 500® Index Futures Contracts	17	06/19/15	1,767,065	36,005
Russell 2000® Mini Index Futures Contracts	11	06/19/15	1,338,040	9,215
				$52,055

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.0%
Airbus Group N.V.	15,707	$1,091,230
BAE Systems PLC	87,211	680,829
Bombardier, Inc., Class A	800	1,664
Bombardier, Inc., Class B	34,642	69,785
CAE, Inc.	7,384	91,260
Chemring Group PLC	39,249	129,679
Cobham PLC	38,790	177,043
Elbit Systems Ltd.	412	32,618
Finmeccanica SpA*	9,150	117,397
Kongsberg Gruppen ASA	2,303	49,510
MacDonald Dettwiler & Associates Ltd.	250	19,769
Meggitt PLC	21,066	171,578
MTU Aero Engines AG	4,484	442,512
QinetiQ Group PLC	63,647	198,162
Rolls-Royce Holdings PLC* ^	6,871,635	10,560
Rolls-Royce Holdings PLC*	48,735	783,386
Saab AB, Class B	3,693	95,572
Safran S.A.	6,660	486,952
Senior PLC	34,426	166,437
Singapore Technologies Engineering Ltd.	47,000	128,451
Thales S.A.	3,378	205,310
Ultra Electronics Holdings PLC	5,403	144,141
Zodiac Aerospace	4,510	165,609
		5,459,454
Air Freight & Logistics – 0.6%
Bollore S.A.	6,600	37,740
Cia de Distribucion Integral
Logista Holdings SAU*	8,095	172,800
CTT-Correios de Portugal S.A.	6,883	77,706
CWT Ltd.	700	1,015
Deutsche Post AG (Registered)	26,066	863,250
Financiere de L’Odet	39	45,436
Freightways Ltd.	5,961	27,730
Kerry Logistics Network Ltd.	26,000	41,996
Kintetsu World Express, Inc.	800	37,035
Konoike Transport Co., Ltd.	7,600	81,290
Mainfreight Ltd.	3,192	37,425

	Shares	Value
Air Freight & Logistics – (continued)
Mitsui-Soko Holdings Co., Ltd.	13,000	$45,734
Oesterreichische Post AG	1,006	48,862
Panalpina Welttransport Holding AG (Registered)	795	110,905
PostNL N.V.*	105,120	526,178
Royal Mail PLC	12,166	87,442
Singapore Post Ltd.	5,000	7,210
TNT Express N.V.	96,653	825,280
Toll Holdings Ltd.	25,369	179,688
Yamato Holdings Co., Ltd.	9,100	204,478
Yusen Logistics Co., Ltd.	2,100	25,708
		3,484,908
Airlines – 0.2%
Aegean Airlines S.A.*	2,412	20,271
Aer Lingus Group PLC	79,187	205,861
Air France-KLM*	26,752	231,122
Air New Zealand Ltd.	2,717	5,585
ANA Holdings, Inc.	35,000	97,042
Cathay Pacific Airways Ltd.	27,000	69,598
Deutsche Lufthansa AG (Registered)*	5,746	79,840
easyJet PLC	2,212	61,629
International Consolidated Airlines Group S.A.*	19,872	166,434
Japan Airlines Co., Ltd.	5,000	167,126
Norwegian Air Shuttle ASA*	532	22,309
Qantas Airways Ltd.*	22,594	60,413
Singapore Airlines Ltd.	18,100	166,713
Virgin Australia Holdings Ltd.*	108,255	43,547
		1,397,490
Auto Components – 1.7%
Aisin Seiki Co., Ltd.	4,500	206,443
Akebono Brake Industry Co., Ltd.	14,500	51,011
ARB Corp. Ltd.	1,725	17,116
Brembo SpA	2,982	119,291
Bridgestone Corp.	18,000	755,227
Calsonic Kansei Corp.	6,000	43,720
Cie Generale des Etablissements Michelin	4,960	553,959
Continental AG*	2,805	662,103

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Daido Metal Co., Ltd.	4,000	$43,653
Denso Corp.	11,900	593,061
Eagle Industry Co., Ltd.	6,600	134,019
ElringKlinger AG	2,512	69,371
Exedy Corp.	7,500	185,385
F.C.C. Co., Ltd.	6,800	110,862
Faurecia	11,589	550,349
GKN PLC	44,733	241,496
G-Tekt Corp.	2,800	26,978
HI-LEX Corp.	3,164	101,659
Keihin Corp.	7,500	123,465
Koito Manufacturing Co., Ltd.	2,000	70,527
KYB Co., Ltd.	51,000	194,334
Leoni AG	6,385	411,897
Linamar Corp.	2,133	126,193
Magna International, Inc.	11,256	565,007
Martinrea International, Inc.	18,374	182,792
Mitsuba Corp.	6,700	142,488
Musashi Seimitsu Industry Co., Ltd.	4,200	89,426
Nexteer Automotive Group Ltd.	46,000	51,928
NGK Spark Plug Co., Ltd.	5,500	154,884
NHK Spring Co., Ltd.	2,100	24,146
Nifco, Inc.	200	7,111
Nippon Seiki Co., Ltd.	3,000	60,191
Nissan Shatai Co., Ltd.	1,000	12,911
Nissin Kogyo Co., Ltd.	6,800	112,509
NOK Corp.	800	25,370
Nokian Renkaat Oyj	3,803	124,051
Pirelli & C. SpA	8,062	139,573
Plastic Omnium S.A.	10,992	306,757
Press Kogyo Co., Ltd.	20,000	89,245
Sanden Holdings Corp.	22,000	103,134
Showa Corp.	8,700	92,256
Stanley Electric Co., Ltd.	3,800	85,831
Sumitomo Electric Industries Ltd.	22,900	324,929
Sumitomo Riko Co., Ltd.	7,600	66,048
Sumitomo Rubber Industries Ltd.	4,000	74,237
Tachi-S Co., Ltd.	3,900	59,997
Takata Corp.	8,300	102,857
Tokai Rika Co., Ltd.	2,600	63,745
Topre Corp.	10,000	161,695
Toyo Tire & Rubber Co., Ltd.	2,700	51,735
Toyoda Gosei Co., Ltd.	200	4,648

	Shares	Value
Auto Components – (continued)
Toyota Industries Corp.	4,500	$256,455
TPR Co., Ltd.	5,600	147,873
TS Tech Co., Ltd.	1,100	32,861
Unipres Corp.	9,300	192,264
Valeo S.A.	1,846	296,421
Xinyi Glass Holdings Ltd.	10,000	6,683
The Yokohama Rubber Co., Ltd.	5,000	53,856
Yorozu Corp.	2,200	44,930
		9,702,963
Automobiles – 2.8%
Bayerische Motoren Werke AG	8,733	1,038,269
Bayerische Motoren Werke AG (Preference)	1,878	172,287
Daihatsu Motor Co., Ltd.	4,200	60,928
Daimler AG (Registered)	26,227	2,537,123
Fiat Chrysler Automobiles N.V.*	22,435	335,613
Fuji Heavy Industries Ltd.	15,200	511,176
Honda Motor Co., Ltd.	42,800	1,445,443
Isuzu Motors Ltd.	19,200	255,663
Mazda Motor Corp.	15,300	300,899
Mitsubishi Motors Corp.	20,600	190,559
Nissan Motor Co., Ltd.	63,000	658,586
Peugeot S.A.*	17,205	325,816
Piaggio & C SpA	4,425	13,447
Porsche Automobil Holding SE (Preference)	3,642	348,113
Renault S.A.	4,953	522,263
Suzuki Motor Corp.	9,700	314,701
Toyota Motor Corp.	72,900	5,091,487
Volkswagen AG	766	195,101
Volkswagen AG (Preference)	4,603	1,193,794
Yamaha Motor Co., Ltd.	5,800	137,209
		15,648,477
Banks – 11.2%
The 77 Bank Ltd.	1,000	5,791
The Aichi Bank Ltd.	1,200	62,873
The Akita Bank Ltd.	33,000	102,031
Aktia Bank Oyj	4,665	57,083
Alpha Bank AE*	69,491	24,217
The Aomori Bank Ltd.	31,000	102,582
Aozora Bank Ltd.	35,000	131,027
Ashikaga Holdings Co., Ltd.	18,800	78,706
Australia & New Zealand Banking Group Ltd.	70,909	1,901,043

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Awa Bank Ltd.	6,000	$35,748
Banca Carige SpA*	1,547,333	126,572
Banca Monte dei Paschi di Siena SpA*	81,717	50,637
Banca Popolare dell’Emilia Romagna SC*	17,778	147,317
Banca Popolare di Milano Scarl*	157,321	163,241
Banca Popolare di Sondrio Scarl	33,870	154,772
Banco Bilbao Vizcaya Argentaria S.A.	162,558	1,639,389
Banco BPI S.A. (Registered)*	15,225	24,908
Banco Comercial Portugues S.A., Class R*	941,037	93,954
Banco de Sabadell S.A.*	141,710	380,627
Banco Espirito Santo S.A. (Registered)* ^	48,647	545
Banco Popolare SC*	9,352	148,912
Banco Popular Espanol S.A.	45,172	236,282
Banco Popular Español S.A.^	171	895
Banco Santander S.A.	372,723	2,821,675
Banco Santander S.A.* ^	8,102	61,336
Bank Hapoalim BM	31,696	158,734
Bank Leumi Le-Israel BM*	45,406	176,627
The Bank of East Asia Ltd.	37,881	164,697
Bank of Georgia Holdings PLC	7,636	210,754
Bank of Ireland*	577,485	223,250
The Bank of Iwate Ltd.	3,600	161,845
The Bank of Kyoto Ltd.	13,000	142,199
Bank of Montreal	17,916	1,165,853
The Bank of Nagoya Ltd.	10,000	36,851
The Bank of Nova Scotia	32,763	1,799,564
The Bank of Okinawa Ltd.	400	16,947
Bank of Queensland Ltd.	13,965	143,414
Bank of the Ryukyus Ltd.	5,561	81,693
The Bank of Yokohama Ltd.	36,000	229,712
Bankia S.A.*	105,808	147,848
Bankinter S.A.	17,075	129,610
Banque Cantonale Vaudoise (Registered)	273	160,554
Barclays PLC	435,860	1,710,019
Bendigo & Adelaide Bank Ltd.	13,772	131,330
Berner Kantonalbank AG (Registered)	259	55,289

	Shares	Value
Banks – (continued)
BNP Paribas S.A.	27,364	$1,730,605
CaixaBank S.A.	48,764	245,126
Canadian Imperial Bank of Commerce	10,847	867,581
Canadian Western Bank	1,676	43,407
The Chiba Bank Ltd.	23,000	189,889
The Chugoku Bank Ltd.	1,000	16,111
comdirect bank AG	411	4,370
Commerzbank AG*	26,653	362,723
Commonwealth Bank of Australia	42,570	2,983,996
Credit Agricole S.A.	27,768	432,660
Credito Emiliano SpA	4,982	41,814
Credito Valtellinese SC*	97,451	122,303
Dah Sing Banking Group Ltd.	24,640	53,723
Dah Sing Financial Holdings Ltd.	5,340	37,581
The Daishi Bank Ltd.	8,000	30,283
Danske Bank A/S	18,543	526,220
DBS Group Holdings Ltd.	46,858	746,091
Deutsche Postbank AG	611	25,182
DNB ASA	26,642	473,761
The Eighteenth Bank Ltd.	28,000	91,719
Erste Group Bank AG	6,123	174,135
Eurobank Ergasias S.A.*	304,426	46,052
FIBI Holdings Ltd.	1,717	27,663
The Fukui Bank Ltd.	36,000	81,223
Fukuoka Financial Group, Inc.	22,000	126,849
The Gunma Bank Ltd.	2,000	14,222
The Hachijuni Bank Ltd.	15,000	117,448
Hang Seng Bank Ltd.	22,500	439,193
The Higashi-Nippon Bank Ltd.	29,000	102,749
The Higo Bank Ltd.	8,000	51,542
The Hiroshima Bank Ltd.	17,000	99,724
The Hokkoku Bank Ltd.	17,000	61,795
The Hokuetsu Bank Ltd.	30,000	60,416
Hokuhoku Financial Group, Inc.	32,000	76,744
HSBC Holdings PLC	511,683	5,096,197
The Hyakugo Bank Ltd.	23,000	113,395
The Hyakujushi Bank Ltd.	10,000	34,512
ING Groep N.V. (CVA)*	103,455	1,599,206
Intesa Sanpaolo SpA	311,908	1,054,118
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	30,676
Israel Discount Bank Ltd., Class A*	3,293	5,789

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Iyo Bank Ltd.	6,000	$75,006
The Joyo Bank Ltd.	23,000	126,080
The Juroku Bank Ltd.	19,000	75,892
Jyske Bank A/S (Registered)*	1,814	88,957
The Kagoshima Bank Ltd.	7,000	50,598
Kansai Urban Banking Corp.	5,900	64,685
KBC Groep N.V.*	7,200	475,042
The Keiyo Bank Ltd.	5,000	29,749
The Kiyo Bank Ltd.	19,200	276,280
Laurentian Bank of Canada	7,568	301,720
Liechtensteinische Landesbank AG	3,696	149,513
Lloyds Banking Group PLC	1,518,123	1,805,256
Luzerner Kantonalbank AG (Registered)	162	62,594
The Minato Bank Ltd.	29,000	71,488
Mitsubishi UFJ Financial Group, Inc.	326,000	2,331,607
The Miyazaki Bank Ltd.	45,000	179,368
Mizrahi Tefahot Bank Ltd.*	4,192	46,913
Mizuho Financial Group, Inc.	596,300	1,139,582
The Musashino Bank Ltd.	3,200	116,454
The Nanto Bank Ltd.	23,468	85,110
National Australia Bank Ltd.	60,681	1,759,891
National Bank of Canada	9,006	362,471
National Bank of Greece S.A.*	60,673	84,984
Natixis S.A.	26,799	221,799
The Nishi-Nippon City Bank Ltd.	18,000	57,608
Nordea Bank AB	73,905	939,926
North Pacific Bank Ltd.	6,000	23,765
The Ogaki Kyoritsu Bank Ltd.	35,000	118,158
The Oita Bank Ltd.	18,000	70,694
Oversea-Chinese Banking Corp. Ltd.	84,294	679,672
Piraeus Bank S.A.*	63,248	28,066
Raiffeisen Bank International AG	2,526	42,429
Resona Holdings, Inc.	54,300	291,170
Royal Bank of Canada	36,174	2,392,486
Royal Bank of Scotland Group PLC*	74,681	388,483
The San-In Godo Bank Ltd.	6,000	57,608
Senshu Ikeda Holdings, Inc.	15,100	67,002

	Shares	Value
Banks – (continued)
Seven Bank Ltd.	19,000	$102,724
The Shiga Bank Ltd.	1,000	5,281
The Shikoku Bank Ltd.	45,000	96,265
Shinsei Bank Ltd.	37,000	76,059
The Shizuoka Bank Ltd.	8,000	88,510
Skandinaviska Enskilda Banken AB, Class A	38,071	482,364
Societe Generale S.A.	19,142	958,903
Spar Nord Bank A/S	12,203	131,924
Sparebank 1 Nord Norge	15,002	87,995
SpareBank 1 SMN	7,238	64,595
St. Galler Kantonalbank AG (Registered)	649	246,432
Standard Chartered PLC	66,245	1,089,281
Sumitomo Mitsui Financial Group, Inc.	33,500	1,467,427
Sumitomo Mitsui Trust Holdings, Inc.	80,000	354,508
Suruga Bank Ltd.	4,500	99,799
Svenska Handelsbanken AB, Class A	13,276	612,737
Swedbank AB, Class A	22,371	520,807
Sydbank A/S	14,405	541,377
The Tochigi Bank Ltd.	16,000	86,505
The Toho Bank Ltd.	22,732	96,308
TOMONY Holdings, Inc.	31,700	150,725
The Toronto-Dominion Bank	46,081	2,119,060
TSB Banking Group PLC(a) *	15,492	79,778
UniCredit SpA	117,450	848,876
Unione di Banche Italiane SCPA	24,480	195,584
United Overseas Bank Ltd.	36,044	666,428
Valiant Holding AG (Registered)	3,172	284,901
Westpac Banking Corp.	79,796	2,294,759
The Yamagata Bank Ltd.	13,000	58,010
Yamaguchi Financial Group, Inc.	8,000	100,410
The Yamanashi Chuo Bank Ltd.	17,000	79,410
Zuger Kantonalbank AG	4	20,450
		63,284,044
Beverages – 1.7%
A.G.Barr PLC	10,780	103,373
Anheuser-Busch InBev N.V.	21,384	2,609,445
Asahi Group Holdings Ltd.	9,800	315,734

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Britvic PLC	13,584	$151,763
C&C Group PLC	30,903	125,147
Carlsberg A/S, Class B	2,836	258,476
Coca-Cola Amatil Ltd.	11,766	95,310
Coca-Cola East Japan Co., Ltd.	2,606	48,823
Coca-Cola HBC AG*	4,146	87,861
Coca-Cola West Co., Ltd.	1,000	15,927
Corby Spirit and Wine Ltd.	638	12,383
Cott Corp.	22,702	197,172
Davide Campari-Milano SpA	6,897	53,403
Diageo PLC	64,695	1,800,994
Heineken Holding N.V.	2,700	188,306
Heineken N.V.	6,315	497,887
Ito En Ltd.	200	4,161
Kirin Holdings Co., Ltd.	16,738	221,831
Molson Coors Canada, Inc., Class B	620	45,413
Pernod-Ricard S.A.	5,852	727,878
Remy Cointreau S.A.	2,228	167,746
Royal Unibrew A/S	626	119,936
SABMiller PLC	24,975	1,329,111
Sapporo Holdings Ltd.	2,000	7,838
Suntory Beverage & Food Ltd.	3,000	128,102
Takara Holdings, Inc.	3,000	22,437
Treasury Wine Estates Ltd.	20,813	91,439
		9,427,896
Biotechnology – 0.4%
3-D Matrix Ltd.*	600	7,536
Abcam PLC	7,151	57,749
Actelion Ltd. (Registered)*	3,087	408,569
CK Life Sciences International Holdings, Inc.	48,000	5,511
CSL Ltd.	13,165	944,727
Genmab A/S*	3,247	250,594
Genus PLC	10,486	217,060
Grifols S.A.	2,331	99,374
Grifols S.A. (Preference), Class B	3,952	129,088
Japan Tissue Engineering Co., Ltd.*	418	5,023
Mesoblast Ltd.*	14,771	41,942
Pacific Edge Ltd.*	46,742	26,690

	Shares	Value
Biotechnology – (continued)
PeptiDream, Inc.*	100	$9,986
ProMetic Life Sciences, Inc.*	40,800	80,505
Sirtex Medical Ltd.	4,157	69,675
Swedish Orphan Biovitrum AB*	7,900	126,773
Takara Bio, Inc.	200	2,255
		2,483,057
Building Products – 0.7%
Aica Kogyo Co., Ltd.	1,500	34,482
Asahi Glass Co., Ltd.	18,000	121,233
Assa Abloy AB, Class B	8,776	509,617
Belimo Holding AG (Registered)	21	50,769
Central Glass Co., Ltd.	45,000	207,947
Cie de Saint-Gobain	11,488	523,926
Daikin Industries Ltd.	5,800	392,773
Geberit AG (Registered)	1,037	368,910
GWA Group Ltd.	7,794	15,369
James Halstead PLC	4,475	22,900
Kingspan Group PLC	2,446	48,568
Lindab International AB	2,940	25,667
LIXIL Group Corp.	6,100	127,587
Nibe Industrier AB, Class B	4,233	112,740
Nichias Corp.	18,000	108,900
Nippon Sheet Glass Co., Ltd.*	181,000	184,524
Nitto Boseki Co., Ltd.	9,000	34,445
Noritz Corp.	5,600	96,164
Okabe Co., Ltd.	11,400	100,120
Rockwool International A/S, Class B	82	10,860
Sankyo Tateyama, Inc.	4,600	86,180
Sanwa Holdings Corp.	8,000	60,567
Sekisui Jushi Corp.	5,000	66,892
Takara Standard Co., Ltd.	5,752	46,912
Takasago Thermal Engineering Co., Ltd.	1,200	15,613
Tarkett S.A.	3,998	107,609
TOTO Ltd.	6,000	85,234
Uponor Oyj	6,174	95,265
Wienerberger AG	3,084	50,092
		3,711,865
Capital Markets – 2.4%
3i Group PLC	32,080	249,699

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Aberdeen Asset Management PLC	22,926	$167,385
AGF Management Ltd., Class B	14,922	95,107
Alaris Royalty Corp.	1,680	48,198
Allied Properties HK Ltd.	266,000	65,203
Anima Holding SpA(a) *	40,450	361,250
ARA Asset Management Ltd.	15,200	19,853
Ashmore Group PLC	16,969	80,630
Avanza Bank Holding AB	807	34,695
Azimut Holding SpA	3,015	88,853
Brederode S.A.	3,253	135,126
Brewin Dolphin Holdings PLC	22,578	117,761
BT Investment Management Ltd.	6,705	50,506
Canaccord Genuity Group, Inc.	20,386	116,636
CI Financial Corp.	3,917	114,672
Close Brothers Group PLC	6,232	146,529
Credit Suisse Group AG (Registered)*	39,331	1,041,102
Daiwa Securities Group, Inc.	45,000	376,034
Deutsche Bank AG (Registered)	35,702	1,149,169
Dundee Corp., Class A*	2,815	27,005
EFG International AG*	7,120	104,874
Financiere de Tubize S.A.	179	10,659
GAM Holding AG*	39,401	893,661
Gimv N.V.	2,702	125,802
Gluskin Sheff + Associates, Inc.	1,600	37,541
Guoco Group Ltd.	3,000	36,769
Haitong International Securities Group Ltd.	84,000	93,741
Hargreaves Lansdown PLC	4,568	86,344
Henderson Group PLC	12,382	53,145
ICAP PLC	24,310	207,899
Ichigo Group Holdings Co., Ltd.	9,700	26,830
Ichiyoshi Securities Co., Ltd.	7,100	76,535
IGM Financial, Inc.	3,285	123,752
Intermediate Capital Group PLC	73,307	594,253
Investec PLC	20,123	193,275
IOOF Holdings Ltd.	11,826	94,024
IP Group PLC*	35,046	106,098
Jafco Co., Ltd.	300	11,344
Julius Baer Group Ltd.*	5,222	275,229
Jupiter Fund Management PLC	20,322	134,882
kabu.com Securities Co., Ltd.	2,000	14,741

	Shares	Value
Capital Markets – (continued)
Kyokuto Securities Co., Ltd.	2,700	$40,725
Leonteq AG*	590	101,262
Macquarie Group Ltd.	7,265	446,789
Magellan Financial Group Ltd.	4,385	69,035
Man Group PLC	75,215	222,851
Marusan Securities Co., Ltd.	13,700	138,294
Matsui Securities Co., Ltd.	1,300	12,178
Mediobanca SpA	19,731	192,795
Monex Group, Inc.	41,800	114,568
Nomura Holdings, Inc.	89,300	577,126
Okasan Securities Group, Inc.	4,000	30,618
Paris Orleans S.A.	2,313	58,575
Partners Group Holding AG	542	170,369
Perpetual Ltd.	2,507	107,096
Platinum Asset Management Ltd.	10,774	64,245
Rathbone Brothers PLC	3,559	117,043
Ratos AB, Class B	11,263	76,680
SBI Holdings, Inc.	5,200	69,568
Schroders PLC	2,457	122,600
Schroders PLC (Non-Voting)	1,249	46,929
Sprott, Inc.	1,700	3,719
Sun Hung Kai & Co., Ltd.	181,996	189,717
SVG Capital PLC*	16,077	123,334
Tetragon Financial Group Ltd.	9,832	96,550
Tokai Tokyo Financial Holdings, Inc.	2,200	17,023
Tullett Prebon PLC	42,128	231,899
UBS Group AG*	100,002	2,013,062
UOB-Kay Hian Holdings Ltd.	36,518	42,182
Value Partners Group Ltd.	68,000	126,330
Vontobel Holding AG (Registered)	6,985	310,146
VZ Holding AG	178	37,998
		13,758,117
Chemicals – 3.6%
ADEKA Corp.	4,200	59,418
Agrium, Inc.	4,259	439,525
Air Liquide S.A.	9,352	1,223,992
Air Water, Inc.	3,000	53,372
Akzo Nobel N.V.	6,390	489,909
Alent PLC	16,912	93,614
Arkema S.A.	14,866	1,198,050
Asahi Kasei Corp.	33,000	312,158

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
BASF SE	23,086	$2,314,760
Borregaard ASA	5,792	44,773
C Uyemura & Co., Ltd.	1,100	54,508
Canexus Corp.	18,300	30,217
Chr Hansen Holding A/S	4,097	198,391
Chugoku Marine Paints Ltd.	15,000	130,860
Clariant AG (Registered)*	7,130	156,770
Croda International PLC	3,512	153,007
Daicel Corp.	6,000	72,650
Dainichiseika Color & Chemicals
Manufacturing Co., Ltd.	10,000	54,316
Denki Kagaku Kogyo KK	2,000	8,189
DIC Corp.	8,000	24,334
DuluxGroup Ltd.	21,085	105,273
Elementis PLC	39,331	184,046
EMS-Chemie Holding AG (Registered)	114	47,941
Essentra PLC	18,222	269,106
Evonik Industries AG	3,249	125,366
Frutarom Industries Ltd.	1,635	69,610
FUCHS PETROLUB SE
(Preference)	3,214	136,071
Fujimori Kogyo Co., Ltd.	2,200	69,399
Givaudan S.A. (Registered)*	225	423,151
Hexpol AB	574	61,453
Hitachi Chemical Co., Ltd.	1,700	33,028
Ihara Chemical Industry Co., Ltd.	5,600	73,094
Incitec Pivot Ltd.	52,165	164,169
Israel Chemicals Ltd.	6,739	47,179
The Israel Corp. Ltd.	37	13,636
Johnson Matthey PLC	5,311	273,008
JSP Corp.	2,500	47,422
JSR Corp.	3,900	66,841
K+S AG (Registered)	6,010	197,456
Kaneka Corp.	1,000	6,986
Kansai Paint Co., Ltd.	6,000	107,445
Kemira Oyj	5,578	65,442
Koninklijke DSM N.V.	4,377	249,892
Kumiai Chemical Industry Co., Ltd.	5,000	44,247
Kuraray Co., Ltd.	9,600	130,439
Kureha Corp.	26,000	119,713

	Shares	Value
Chemicals – (continued)
Lanxess AG	19,864	$1,065,631
Lenzing AG	485	32,907
Linde AG	4,952	969,959
Lintec Corp.	1,800	44,327
Methanex Corp.	3,396	203,578
Mitsubishi Chemical Holdings Corp.	45,500	284,133
Mitsubishi Gas Chemical Co., Inc.	11,000	61,770
Mitsui Chemicals, Inc.	11,000	36,492
Nihon Nohyaku Co., Ltd.	11,100	117,057
Nihon Parkerizing Co., Ltd.	2,000	22,813
Nippon Kayaku Co., Ltd.	3,000	36,400
Nippon Paint Holdings Co., Ltd.	3,000	101,028
Nippon Shokubai Co., Ltd.	1,000	13,871
Nippon Soda Co., Ltd.	25,198	157,501
The Nippon Synthetic Chemical Industry Co., Ltd.	9,000	63,324
Nissan Chemical Industries Ltd.	3,800	75,543
Nitto Denko Corp.	4,500	289,433
NOF Corp.	8,000	61,770
Novozymes A/S, Class B	6,887	318,291
Nufarm Ltd.	44,119	253,684
Nuplex Industries Ltd.	15,434	39,482
Orica Ltd.	10,665	169,923
Potash Corp. of Saskatchewan, Inc.	20,861	678,574
Sakata INX Corp.	7,100	67,636
Sanyo Chemical Industries Ltd.	10,000	77,964
Shin-Etsu Chemical Co., Ltd.	11,000	676,067
Showa Denko KK	30,000	41,113
Sika AG	64	220,369
Solvay S.A.	1,351	199,224
Sumitomo Bakelite Co., Ltd.	47,000	215,225
Sumitomo Chemical Co., Ltd.	45,000	253,823
Symrise AG	2,612	159,398
Syngenta AG (Registered)	2,311	775,513
Synthomer PLC	42,022	206,195
T Hasegawa Co., Ltd.	4,600	67,576
Taiyo Holdings Co., Ltd.	900	31,098
Takasago International Corp.	23,000	106,668
Teijin Ltd.	11,000	37,411
Tessenderlo Chemie N.V.*	786	25,850
Tikkurila Oyj	2,026	41,795

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Toagosei Co., Ltd.	49,000	$218,242
Tokai Carbon Co., Ltd.	11,000	32,356
Tokuyama Corp.*	66,000	147,806
Toray Industries, Inc.	36,000	313,312
Tosoh Corp.	23,000	123,774
Toyo Ink SC Holdings Co., Ltd.	8,000	38,172
Toyobo Co., Ltd.	2,000	3,058
Ube Industries Ltd.	15,000	24,944
Umicore S.A.	3,835	190,650
Victrex PLC	7,112	216,183
Wacker Chemie AG	136	17,007
Yara International ASA	5,829	298,895
Zeon Corp.	5,000	45,041
		20,214,082
Commercial Services & Supplies – 1.2%
AA PLC*	11,968	76,768
Aeon Delight Co., Ltd.	2,300	61,022
Aggreko PLC	7,155	181,535
Babcock International Group PLC	12,278	190,380
Berendsen PLC	9,888	157,728
Bilfinger SE	10,532	528,005
Black Diamond Group Ltd.	1,700	23,761
Brambles Ltd.	37,152	317,358
Caverion Corp.	1,496	14,735
Dai Nippon Printing Co., Ltd.	17,000	176,506
Daiseki Co., Ltd.	2,500	44,706
De La Rue PLC	19,386	163,704
Downer EDI Ltd.	7,322	25,584
Duskin Co., Ltd.	200	3,433
Edenred	5,281	141,461
G4S PLC	31,817	143,262
HomeServe PLC	39,815	233,729
Intrum Justitia AB	3,964	124,801
ISS A/S	2,459	83,037
Kaba Holding AG (Registered), Class B*	285	187,384
Kokuyo Co., Ltd.	5,600	51,054
Lassila & Tikanoja Oyj	6,414	125,776
Loomis AB, Class B	6,080	194,406
Mineral Resources Ltd.	42,646	218,641
Mitie Group PLC	75,725	333,401

	Shares	Value
Commercial Services & Supplies – (continued)
Mitsubishi Pencil Co., Ltd.	900	$34,294
Moshi Moshi Hotline, Inc.	2,100	22,760
Nissha Printing Co., Ltd.	5,600	108,285
Okamura Corp.	4,600	35,902
Oyo Corp.	1,100	14,523
Park24 Co., Ltd.	2,200	43,993
PayPoint PLC	4,015	52,569
Pilot Corp.	1,300	70,285
Progressive Waste Solutions Ltd.	824	23,722
Prosegur Cia de Seguridad S.A.	19,123	110,356
Recall Holdings Ltd.	20,504	118,060
Regus PLC	38,932	149,273
Rentokil Initial PLC	84,249	173,878
Ritchie Bros Auctioneers, Inc.	166	4,184
RPS Group PLC	31,365	102,666
Sato Holdings Corp.	1,100	25,544
Secom Co., Ltd.	5,000	354,809
Securitas AB, Class B	11,901	177,866
Serco Group PLC	139,519	286,446
Societe BIC S.A.	1,133	193,675
Sohgo Security Services Co., Ltd.	1,000	32,631
Tomra Systems ASA	10,885	105,809
Toppan Forms Co., Ltd.	7,100	85,732
Toppan Printing Co., Ltd.	12,000	100,978
Transcontinental, Inc., Class A	11,501	176,420
Transfield Services Ltd.*	130,028	148,199
Transpacific Industries Group Ltd.	105,891	63,894
		6,618,930
Communications Equipment – 0.4%
Alcatel-Lucent*	73,467	259,401
Ei Towers SpA*	231	14,004
Hitachi Kokusai Electric, Inc.	1,000	13,972
Japan Radio Co., Ltd.	5,000	18,885
Nokia Oyj	98,710	668,634
Pace PLC	59,047	376,573
Sierra Wireless, Inc.*	2,800	97,991
Spirent Communications PLC	29,594	39,908
Telefonaktiebolaget LM Ericsson, Class A	1,434	15,052
Telefonaktiebolaget LM Ericsson, Class B	80,371	880,194
VTech Holdings Ltd.	2,500	34,801
		2,419,415

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.9%
Abengoa S.A., Class B	101,461	$329,594
ACS Actividades de Construccion y Servicios S.A.	5,687	200,895
Aecon Group, Inc.	6,221	67,333
AF Gruppen ASA*	5,941	81,994
Arcadis N.V.	5,278	167,285
Badger Daylighting Ltd.	2,361	58,360
Balfour Beatty PLC	154,596	576,358
Boskalis Westminster N.V.	1,299	67,685
Bouygues S.A.	5,266	217,917
Cardno Ltd.	26,281	71,723
Carillion PLC	98,469	493,916
Chiyoda Corp.	4,000	36,333
Chudenko Corp.	2,300	43,974
Cie d’Entreprises CFE	638	69,025
CIMIC Group Ltd.	1,935	32,188
COMSYS Holdings Corp.	2,000	28,027
Eiffage S.A.	8,509	519,072
Electra Ltd.	552	67,618
Ellaktor S.A.*	30,686	68,770
Ferrovial S.A.	13,807	314,070
FLSmidth & Co. A/S	10,409	445,274
Fomento de Construcciones y Contratas S.A.*	14,310	183,922
Galliford Try PLC	18,938	438,291
Hazama Ando Corp.	5,600	31,914
Hibiya Engineering Ltd.	2,500	33,175
HOCHTIEF AG	1,184	91,836
Interserve PLC	28,810	256,567
JGC Corp.	5,928	123,618
Kajima Corp.	18,000	86,187
Kandenko Co., Ltd.	7,000	44,163
Keller Group PLC	13,614	209,213
Kier Group PLC	11,034	274,865
Kinden Corp.	2,000	28,144
Kumagai Gumi Co., Ltd.	6,000	19,203
Kyowa Exeo Corp.	3,900	45,821
Kyudenko Corp.	4,000	52,845
Maeda Corp.	8,000	58,160
Maeda Road Construction Co., Ltd.	2,000	33,041
Mirait Holdings Corp.	14,200	161,140

	Shares	Value
Construction & Engineering – (continued)
Monadelphous Group Ltd.	25,112	$196,486
Mota-Engil SGPS S.A.	7,840	27,128
NCC AB, Class A	1,880	61,869
NCC AB, Class B	590	19,346
Nippo Corp.	2,000	33,475
Nippon Densetsu Kogyo Co., Ltd.	7,300	122,795
The Nippon Road Co., Ltd.	15,000	81,349
Nishimatsu Construction Co., Ltd.	13,000	48,124
Obayashi Corp.	16,000	107,362
Obrascon Huarte Lain S.A.	10,158	236,302
OCI N.V.*	3,828	114,121
Okumura Corp.	14,000	67,385
Outotec Oyj	3,963	27,755
Peab AB	40,472	341,695
Penta-Ocean Construction Co., Ltd.	14,500	54,525
Raito Kogyo Co., Ltd.	6,100	48,323
Salini Impregilo SpA*	51,065	224,192
Sanki Engineering Co., Ltd.	7,100	56,838
Shimizu Corp.	10,000	72,282
SHO-BOND Holdings Co., Ltd.	600	26,473
Skanska AB, Class B	10,802	240,609
SNC-Lavalin Group, Inc.	4,500	161,610
Sumitomo Mitsui Construction Co., Ltd.	27,700	38,656
Sweco AB, Class B	1,854	24,423
Taikisha Ltd.	7,100	190,745
Taisei Corp.	30,000	174,229
Toda Corp.	9,000	37,227
Toenec Corp.	5,000	24,860
Tokyu Construction Co., Ltd.	11,100	65,392
Toshiba Plant Systems & Services Corp.	3,800	52,997
Totetsu Kogyo Co., Ltd.	1,200	27,105
Toyo Engineering Corp.	25,000	70,611
United Engineers Ltd.	33,300	66,623
Veidekke ASA	7,529	92,420
Vinci S.A.	12,396	761,468
WSP Global, Inc.	2,172	77,107
YIT Oyj	28,278	201,212
Yokogawa Bridge Holdings Corp.	1,000	11,381
Yurtec Corp.	11,000	70,594
		10,486,610

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – 0.5%
Adelaide Brighton Ltd.	8,560	$30,518
Boral Ltd.	29,121	145,395
Brickworks Ltd.	2,458	28,306
Buzzi Unicem SpA	811	13,114
Buzzi Unicem SpA (Retirement Savings Plan)	5,135	51,096
Cementir Holding SpA	10,424	73,821
CRH PLC	20,027	563,612
CSR Ltd.	57,945	166,820
Fletcher Building Ltd.	17,552	111,048
HeidelbergCement AG	3,735	288,155
Holcim Ltd. (Registered)*	6,492	523,850
Imerys S.A.	632	48,100
Italcementi SpA	5,741	41,107
James Hardie Industries PLC (CDI)	12,738	146,788
Lafarge S.A.	4,862	355,925
RHI AG	3,198	92,061
Sumitomo Osaka Cement Co., Ltd.	3,000	9,802
Taiheiyo Cement Corp.	37,000	116,871
Titan Cement Co. S.A.	1,053	26,549
Vicat	2,303	165,728
		2,998,666
Consumer Finance – 0.2%
Acom Co., Ltd.*	3,300	11,030
AEON Financial Service Co., Ltd.	1,700	43,541
Aiful Corp.*	10,300	35,719
Cembra Money Bank AG	4,628	307,496
Credit Saison Co., Ltd.	5,300	100,756
FlexiGroup Ltd.	25,249	67,911
Hitachi Capital Corp.	600	13,673
Hong Leong Finance Ltd.	14,000	28,009
International Personal Finance PLC	16,121	123,300
J Trust Co., Ltd.	800	8,236
Jaccs Co., Ltd.	27,000	142,366
Orient Corp.*	8,000	12,969
Pocket Card Co., Ltd.	8,800	36,621
Provident Financial PLC	4,278	198,213
		1,129,840
Containers & Packaging – 0.4%
Amcor Ltd.	35,101	374,590

	Shares	Value
Containers & Packaging – (continued)
BillerudKorsnas AB	7,306	$126,515
Cascades, Inc.	21,771	125,818
CCL Industries, Inc., Class B	696	79,705
DS Smith PLC	33,080	177,823
FP Corp.	600	21,509
Fuji Seal International, Inc.	3,200	95,864
Huhtamaki Oyj	3,814	122,102
Intertape Polymer Group, Inc.	2,867	38,890
Pact Group Holdings Ltd.	43,895	142,643
Rengo Co., Ltd.	35,000	153,547
Rexam PLC	17,561	156,389
RPC Group PLC	25,315	233,806
Smurfit Kappa Group PLC	5,302	162,520
Toyo Seikan Group Holdings Ltd.	5,500	87,415
Winpak Ltd.	1,210	39,170
		2,138,306
Distributors – 0.2%
Breville Group Ltd.	3,137	19,052
Canon Marketing Japan, Inc.	3,700	69,505
D’ieteren S.A./N.V.	4,689	182,927
Doshisha Co., Ltd.	5,400	81,494
Inchcape PLC	18,632	238,224
Jardine Cycle & Carriage Ltd.	2,000	61,017
Paltac Corp.	9,100	130,869
Uni-Select, Inc.	6,273	217,516
		1,000,604
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	1,300	40,737
Dignity PLC	5,150	160,660
EnerCare, Inc.	1,424	17,352
G8 Education Ltd.	24,984	71,139
Invocare Ltd.	13,140	138,984
Navitas Ltd.	2,131	7,782
Slater & Gordon Ltd.	23,816	119,096
		555,750
Diversified Financial Services – 1.4%
Ackermans & van Haaren N.V.	607	74,139
ASX Ltd.	6,938	230,659
Banca IFIS SpA	3,735	76,799
Banque Nationale de Belgique	46	171,801

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Bolsas y Mercados Espanoles SHMSF S.A.	5,401	$242,235
Callidus Capital Corp.*	947	12,509
Century Tokyo Leasing Corp.	600	19,052
Challenger Ltd.	22,888	127,634
Coface S.A.*	14,468	180,117
Corp. Financiera Alba S.A.	1,679	85,491
Deutsche Boerse AG	4,817	401,102
Element Financial Corp.*	10,629	151,812
Eurazeo S.A.	3,375	241,698
EXOR SpA	2,589	119,845
FFP*	1,031	85,064
Fimalac	68	6,688
First Pacific Co., Ltd.	34,000	32,986
Fuyo General Lease Co., Ltd.	5,200	213,136
Goldin Financial Holdings Ltd.*	60,000	239,964
GRENKELEASING AG	331	44,137
Groupe Bruxelles Lambert S.A.*	2,802	245,970
HAL Trust	1,891	313,564
Heartland New Zealand Ltd.	119,238	119,832
Hong Kong Exchanges and Clearing Ltd.	29,386	1,124,464
IBJ Leasing Co., Ltd.	6,938	155,956
IG Group Holdings PLC	13,277	150,373
Industrivarden AB, Class A	6,357	136,194
Industrivarden AB, Class C	6,552	136,370
Investment AB Kinnevik, Class A	1,003	34,893
Investment AB Kinnevik, Class B	5,897	203,385
Investment AB Latour, Class B	1,793	55,033
Investor AB, Class A	1,980	78,983
Investor AB, Class B	10,865	442,649
Japan Exchange Group, Inc.	6,200	180,814
Japan Securities Finance Co., Ltd.	5,400	35,513
KBC Ancora*	1,377	51,791
L E Lundbergforetagen AB, Class B	678	31,853
London Stock Exchange Group PLC	5,066	198,444
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,000	59,380
Onex Corp.	3,078	184,617
ORIX Corp.	31,500	488,149
OzForex Group Ltd.	13,843	24,676

	Shares	Value
Diversified Financial Services – (continued)
Pacific Century Regional Developments Ltd.*	49,000	$16,462
Pargesa Holding S.A.	70	5,099
Ricoh Leasing Co., Ltd.	3,400	99,156
Rowsley Ltd.*	222,000	31,845
Singapore Exchange Ltd.	28,400	182,679
SNS REAAL N.V.* ^	2,857	—
Sofina S.A.	46	5,214
TMX Group Ltd.	425	18,867
Wendel S.A.	2,172	266,748
Wuestenrot & Wuerttembergische AG	1,177	24,485
Zenkoku Hosho Co., Ltd.	1,600	59,230
		7,919,556
Diversified Telecommunication Services – 2.4%
B Communications Ltd.*	3,058	50,352
BCE, Inc.	6,931	304,363
Belgacom S.A.	4,052	151,220
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	82,959
BT Group PLC	204,393	1,431,515
Cable & Wireless Communications PLC	341,187	353,391
Chorus Ltd.*	29,075	67,516
Colt Group S.A.*	14,363	32,888
Deutsche Telekom AG (Registered)	85,113	1,571,276
Elisa Oyj	4,533	138,618
Hellenic Telecommunications Organization S.A.	4,754	43,149
HKT Trust & HKT Ltd.	87,400	117,042
Hutchison Telecommunications Hong Kong Holdings Ltd.	178,000	82,442
iiNET Ltd.	4,441	34,818
Iliad S.A.	867	204,359
Inmarsat PLC	15,796	244,202
Jazztel PLC*	6,911	99,744
Koninklijke KPN N.V.	88,843	329,421
M2 Group Ltd.	20,762	179,809
Manitoba Telecom Services, Inc.	700	15,008
Nippon Telegraph & Telephone Corp.	9,500	641,748
Orange S.A.	50,629	836,234

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
PCCW Ltd.	32,035	$21,367
Portugal Telecom SGPS S.A. (Registered)	8,587	5,514
Singapore Telecommunications Ltd.	226,000	755,864
Spark New Zealand Ltd.	32,757	74,070
Swisscom AG (Registered)	723	429,834
TalkTalk Telecom Group PLC	5,820	32,708
TDC A/S	19,760	150,425
Telecom Italia SpA*	266,941	316,769
Telecom Italia SpA (Retirement Savings Plan)*	148,005	142,628
Telefonica Deutschland Holding AG*	23,802	148,266
Telefonica S.A.	122,340	1,869,882
Telenor ASA	19,848	448,559
TeliaSonera AB	59,762	372,155
Telstra Corp. Ltd.	116,012	570,073
TELUS Corp.	4,974	171,364
TPG Telecom Ltd.	7,176	50,601
Vivendi S.A.	34,591	868,827
		13,440,980
Electric Utilities – 1.2%
Acciona S.A.*	1,068	81,020
Alpiq Holding AG (Registered)*	506	44,016
AusNet Services	32,218	37,483
BKW AG	3,920	153,762
Cheung Kong Infrastructure Holdings Ltd.	19,000	161,292
Chubu Electric Power Co., Inc.	19,600	259,843
The Chugoku Electric Power Co., Inc.	9,606	140,634
CLP Holdings Ltd.	46,500	407,640
Contact Energy Ltd.	4,950	21,406
EDP – Energias de Portugal S.A.	75,691	302,961
Electricite de France S.A.	6,075	154,731
Elia System Operator S.A./N.V.	468	20,736
Emera, Inc.	2,000	67,137
Endesa S.A.	5,606	111,408
Enel SpA	175,739	834,172
Fortis, Inc.	5,997	194,429
Fortum Oyj	13,070	259,227

	Shares	Value
Electric Utilities – (continued)
HK Electric Investments & HK Electric Investments Ltd.(a)	61,500	$41,893
Hokkaido Electric Power Co., Inc.*	3,500	32,318
Hokuriku Electric Power Co.	2,700	40,025
Iberdrola S.A.	136,689	915,478
Infratil Ltd.	24,925	59,207
The Kansai Electric Power Co., Inc.*	19,400	195,670
Kyushu Electric Power Co., Inc.*	11,300	120,582
Mighty River Power Ltd.	31,509	72,208
The Okinawa Electric Power Co., Inc.	4,700	178,307
Power Assets Holdings Ltd.	39,000	394,722
Public Power Corp. S.A.*	1,519	10,196
Red Electrica Corp. S.A.	2,432	204,416
Romande Energie Holding S.A. (Registered)	58	71,068
Shikoku Electric Power Co., Inc.*	5,000	68,020
Spark Infrastructure Group	8,516	13,098
SSE PLC	29,509	701,533
Terna Rete Elettrica Nazionale SpA	35,416	167,234
Tohoku Electric Power Co., Inc.	14,000	176,302
Tokyo Electric Power Co., Inc.*	52,615	215,437
TrustPower Ltd.	2,903	17,240
Verbund AG	973	16,523
		6,963,374
Electrical Equipment – 1.1%
ABB Ltd. (Registered)*	60,238	1,323,191
Alstom S.A.*	6,355	199,640
Areva S.A.*	5,877	51,037
Cosel Co., Ltd.	700	8,277
Daihen Corp.	16,000	78,349
Fuji Electric Co., Ltd.	24,000	113,512
Fujikura Ltd.	4,000	19,153
Furukawa Electric Co., Ltd.	14,000	25,737
Futaba Corp.	3,400	56,908
Gamesa Corp. Tecnologica S.A.*	18,099	243,776
GS Yuasa Corp.	21,000	99,148
HellermannTyton Group PLC	18,238	96,694
Johnson Electric Holdings Ltd.	10,500	39,081
Legrand S.A.	8,032	464,773

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Mabuchi Motor Co., Ltd.	2,000	$119,829
Mitsubishi Electric Corp.	52,000	679,602
Nidec Corp.	5,655	423,404
Nissin Electric Co., Ltd.	8,000	52,478
Nitto Kogyo Corp.	4,600	83,413
OSRAM Licht AG	7,635	403,473
Prysmian SpA	4,606	94,451
Schneider Electric SE	13,174	986,700
SGL Carbon SE*	7,292	118,930
Somfy S.A.	231	69,630
Ushio, Inc.	400	5,268
Vestas Wind Systems A/S	6,855	311,975
		6,168,429
Electronic Equipment, Instruments & Components – 1.4%
Ai Holdings Corp.	2,900	53,119
Alps Electric Co., Ltd.	5,500	137,282
Amano Corp.	12,000	155,628
Anritsu Corp.	30,500	219,696
Avigilon Corp.*	1,976	33,965
Axis Communications AB	3,695	150,272
Azbil Corp.	300	7,922
Barco N.V.	1,067	71,977
Canon Electronics, Inc.	4,600	92,676
Celestica, Inc.*	28,111	341,858
Citizen Holdings Co., Ltd.	3,800	29,944
Domino Printing Sciences PLC	6,630	93,226
Electrocomponents PLC	37,215	138,514
Enplas Corp.	1,800	72,800
Evertz Technologies Ltd.	300	4,084
FIH Mobile Ltd.*	23,000	12,285
Halma PLC	13,226	144,816
Hamamatsu Photonics KK	3,400	99,440
Hexagon AB, Class B	7,630	283,075
Hirose Electric Co., Ltd.	945	133,297
Hitachi High-Technologies Corp.	1,000	29,163
Hitachi Ltd.	135,000	924,254
Horiba Ltd.	300	11,344
Hoya Corp.	11,400	442,111
Ibiden Co., Ltd.	5,100	89,496
Ingenico	1,831	229,999
Iriso Electronics Co., Ltd.	600	41,915

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Japan Aviation Electronics Industry Ltd.	2,044	$49,294
Japan Cash Machine Co., Ltd.	700	10,336
Japan Display, Inc.*	12,700	52,638
Keyence Corp.	1,200	644,573
Kyocera Corp.	8,200	429,700
Laird PLC	34,430	190,265
Mitsumi Electric Co., Ltd.	4,900	36,688
Murata Manufacturing Co., Ltd.	5,100	723,214
Nichicon Corp.	9,600	89,285
Nippon Chemi-Con Corp.*	30,000	90,750
Nippon Electric Glass Co., Ltd.	6,000	34,445
The Nippon Signal Co., Ltd.	13,900	133,924
Nohmi Bosai Ltd.	2,000	25,269
Oki Electric Industry Co., Ltd.	28,000	57,558
Omron Corp.	4,800	221,409
Oxford Instruments PLC	2,593	37,059
Premier Farnell PLC	44,273	129,610
Renishaw PLC	1,617	62,222
Ryosan Co., Ltd.	1,400	33,459
Shimadzu Corp.	3,000	35,297
Spectris PLC	3,906	128,875
Taiyo Yuden Co., Ltd.	2,500	37,060
TDK Corp.	3,200	231,303
Topcon Corp.	1,400	36,383
Truly International Holdings Ltd.	286,000	135,046
Venture Corp. Ltd.	16,000	102,072
Yaskawa Electric Corp.	5,500	76,293
Yokogawa Electric Corp.	8,000	93,724
		7,971,909
Energy Equipment & Services – 0.9%
Akastor ASA*	44,323	86,464
Amec Forster Wheeler PLC	6,525	92,051
Archer Ltd.*	64,778	23,984
Bourbon S.A.	3,910	76,893
BW Offshore Ltd.	30,924	22,981
Calfrac Well Services Ltd.	21,404	177,417
Canadian Energy Services & Technology Corp.	13,327	67,006
Canyon Services Group, Inc.	18,115	122,935
Enerflex Ltd.	4,840	64,653
Ensign Energy Services, Inc.	33,154	263,316

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Ezion Holdings Ltd.	17,280	$15,720
Ezra Holdings Ltd.*	209,040	69,441
Farstad Shipping ASA	6,275	30,977
Fred Olsen Energy ASA	7,272	65,140
Hilong Holding Ltd.	130,000	49,309
Hunting PLC	38,162	343,369
Japan Drilling Co., Ltd.	100	3,376
John Wood Group PLC	10,233	108,428
Mullen Group Ltd.	7,524	129,950
Newalta Corp.	1,663	22,558
Pacc Offshore Services Holdings Ltd.*	61,000	23,027
Pacific Radiance Ltd.	41,000	21,822
Pason Systems, Inc.	3,018	54,118
Petrofac Ltd.	6,392	85,852
Petroleum Geo-Services ASA	54,315	359,529
Precision Drilling Corp.	5,828	42,245
Prosafe SE	52,258	185,856
Saipem SpA*	7,023	93,334
SBM Offshore N.V.*	43,145	558,398
Schoeller-Bleckmann Oilfield Equipment AG	202	14,260
Seadrill Ltd.	10,483	137,222
Secure Energy Services, Inc.	4,100	57,747
ShawCor Ltd.	2,274	76,692
Solstad Offshore ASA	2,776	17,830
SPT Energy Group, Inc.	292,000	65,926
Subsea 7 S.A.	11,275	125,161
Technip S.A.	2,991	204,010
Tecnicas Reunidas S.A.	6,492	302,333
Tenaris S.A.	12,736	196,088
TGS Nopec Geophysical Co. ASA	2,456	62,382
Transocean Ltd.	4,800	90,336
Trican Well Service Ltd.	30,064	126,585
Trinidad Drilling Ltd.	39,948	167,213
		4,903,934
Food & Staples Retailing – 1.6%
Aeon Co., Ltd.	16,413	204,494
Ain Pharmaciez, Inc.	1,400	49,662
Alimentation Couche-Tard, Inc., Class B	12,197	465,022

	Shares	Value
Food & Staples Retailing – (continued)
Arcs Co., Ltd.	2,918	$61,325
Axfood AB	352	5,539
Belc Co., Ltd.	2,600	75,934
Booker Group PLC	21,140	47,041
Carrefour S.A.*	16,211	559,308
Casino Guichard Perrachon S.A.	1,395	123,490
Cocokara fine, Inc.	2,800	85,401
Colruyt S.A.	509	24,063
Cosmos Pharmaceutical Corp.	100	13,429
CREATE SD HOLDINGS Co., Ltd.	2,300	100,134
Dairy Farm International Holdings Ltd.	4,500	42,480
Delhaize Group S.A.	2,161	174,566
Distribuidora Internacional de Alimentacion S.A.	23,314	187,469
Empire Co., Ltd., Class A	801	57,645
FamilyMart Co., Ltd.	700	30,183
George Weston Ltd.	1,938	159,456
Greggs PLC	4,992	91,214
Heiwado Co., Ltd.	5,900	141,892
ICA Gruppen AB	1,371	50,848
Inageya Co., Ltd.	6,098	68,690
Itochu-Shokuhin Co., Ltd.	300	10,567
J Sainsbury PLC	38,616	161,473
The Jean Coutu Group PJC, Inc., Class A	254	4,924
Jeronimo Martins SGPS S.A.	192	2,802
Kato Sangyo Co., Ltd.	2,900	61,698
Kesko Oyj, Class A	1,178	44,907
Kesko Oyj, Class B	802	32,901
Koninklijke Ahold N.V.	22,052	427,489
Kusuri No Aoki Co., Ltd.	800	59,029
Lawson, Inc.	2,300	165,672
Life Corp.	1,900	33,389
Loblaw Cos. Ltd.	6,851	346,891
Matsumotokiyoshi Holdings Co., Ltd.	500	18,258
Metcash Ltd.	16,694	17,447
METRO AG	5,238	189,906
Metro, Inc.	6,216	179,000
Mitsubishi Shokuhin Co., Ltd.	2,200	46,585
The North West Co., Inc.	5,501	112,450
Rallye S.A.	6,284	234,730

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	$15,247
San-A Co., Ltd.	2,300	96,482
Seven & i Holdings Co., Ltd.	18,300	791,364
Shufersal Ltd.*	3,578	8,193
Sligro Food Group N.V.	1,953	75,271
Sonae SGPS S.A.	18,183	25,306
Sugi Holdings Co., Ltd.	200	9,760
Sundrug Co., Ltd.	200	10,044
Tesco PLC	217,047	737,139
Tsuruha Holdings, Inc.	1,600	116,587
United Super Markets Holdings, Inc.*	10,840	93,662
UNY Group Holdings Co., Ltd.	3,900	22,063
Valor Co., Ltd.	7,000	149,570
Welcia Holdings Co., Ltd.	900	39,333
Wesfarmers Ltd.	28,382	978,505
WM Morrison Supermarkets PLC	48,460	139,112
Woolworths Ltd.	32,139	747,307
Yaoko Co., Ltd.	1,800	64,001
		9,088,349
Food Products – 3.3%
a2 Milk Co., Ltd.*	42,362	16,771
AAK AB	442	27,948
Agrana Beteiligungs AG	349	31,677
Ajinomoto Co., Inc.	14,000	311,306
Ariake Japan Co., Ltd.	800	26,607
Aryzta AG*	2,970	200,663
Associated British Foods PLC	9,777	429,259
Austevoll Seafood ASA	11,712	68,076
Australian Agricultural Co., Ltd.*	12,274	15,683
Bakkafrost P/F	2,107	49,491
Barry Callebaut AG (Registered)*	38	46,035
Bumitama Agri Ltd.	52,000	38,670
C.P. Pokphand Co., Ltd.	317,384	47,089
Calbee, Inc.	3,200	130,492
China Fishery Group Ltd.*	201,600	29,071
Chocoladefabriken Lindt & Sprungli AG	17	93,265
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	257,295

	Shares	Value
Food Products – (continued)
Cloetta AB, Class B*	21,532	$66,269
Dairy Crest Group PLC	27,980	196,545
Danone S.A.	15,814	1,143,142
Del Monte Pacific Ltd.*	61,213	19,410
Dydo Drinco, Inc.	100	4,136
Ebro Foods S.A.	6,114	118,455
Emmi AG (Registered)*	432	143,055
Ezaki Glico Co., Ltd.	500	20,807
First Resources Ltd.	18,000	24,189
Fuji Oil Co., Ltd.	1,600	23,317
Fujicco Co., Ltd.	2,000	33,726
Fujiya Co., Ltd.*	6,000	9,777
Glanbia PLC	2,208	40,948
Golden Agri-Resources Ltd.	319,000	101,151
GrainCorp Ltd., Class A	45,775	357,801
Greencore Group PLC	51,558	281,035
Hokuto Corp.	600	10,780
House Foods Group, Inc.	2,400	48,975
Indofood Agri Resources Ltd.	77,000	42,437
Itoham Foods, Inc.	13,132	71,108
J-Oil Mills, Inc.	14,000	47,380
Kagome Co., Ltd.	500	7,826
Kameda Seika Co., Ltd.	200	8,147
Kerry Group PLC, Class A	4,701	345,193
Kewpie Corp.	1,000	24,300
Kikkoman Corp.	4,000	114,816
KWS Saat SE	116	34,972
Leroy Seafood Group ASA	1,715	56,897
Maple Leaf Foods, Inc.	300	5,734
Marine Harvest ASA	10,429	127,396
Marudai Food Co., Ltd.	16,000	57,625
Maruha Nichiro Corp.	4,400	61,071
Megmilk Snow Brand Co., Ltd.	9,614	115,445
MEIJI Holdings Co., Ltd.	1,300	149,043
Mitsui Sugar Co., Ltd.	12,000	43,319
Morinaga & Co., Ltd.	32,000	107,763
Morinaga Milk Industry Co., Ltd.	46,000	170,669
Nestle S.A. (Registered)	83,329	6,483,813
NH Foods Ltd.	4,000	87,440
Nichirei Corp.	7,000	37,261
Nippon Flour Mills Co., Ltd.	26,000	128,403
Nippon Suisan Kaisha Ltd.	55,100	167,598
The Nisshin Oillio Group Ltd.	7,000	25,737

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Nisshin Seifun Group, Inc.	7,090	$83,182
Nissin Foods Holdings Co., Ltd.	700	33,576
Origin Enterprises PLC	5,998	53,970
Orkla ASA	21,735	170,465
Osem Investments Ltd.	1,461	31,150
Petra Foods Ltd.	5,000	14,647
Prima Meat Packers Ltd.	19,000	54,299
Raisio Oyj, Class V	10,844	48,119
Riken Vitamin Co., Ltd.	800	28,512
Sakata Seed Corp.	2,800	48,550
Salmar ASA	2,788	45,323
Saputo, Inc.	7,290	215,164
Schouw & Co.	3,233	165,534
Showa Sangyo Co., Ltd.	13,000	53,121
Suedzucker AG	17,813	269,265
SunOpta, Inc.*	3,508	36,115
Super Group Ltd.	12,000	13,499
Tate & Lyle PLC	9,708	88,990
Toyo Suisan Kaisha Ltd.	2,800	98,036
Unilever N.V. (CVA)	43,657	1,911,054
Unilever PLC	35,550	1,565,738
Vilmorin & Cie S.A.	38	3,170
Viscofan S.A.	2,899	184,351
Vitasoy International Holdings Ltd.	78,000	142,694
Wilmar International Ltd.	52,000	127,983
Yakult Honsha Co., Ltd.	2,700	169,892
Yamazaki Baking Co., Ltd.	1,000	17,857
		18,658,565
Gas Utilities – 0.5%
APA Group	37,153	281,322
Enagas S.A.	4,185	129,032
Gas Natural SDG S.A.	8,643	212,632
Hong Kong & China Gas Co., Ltd.	153,360	366,031
Osaka Gas Co., Ltd.	46,000	195,732
Rubis S.C.A.	2,604	176,913
Saibu Gas Co., Ltd.	33,000	77,488
Shizuoka Gas Co., Ltd.	14,700	95,936
Snam SpA	52,527	274,048
Superior Plus Corp.	31,196	357,225
Toho Gas Co., Ltd.	8,000	48,600
Tokyo Gas Co., Ltd.	57,000	329,845

	Shares	Value
Gas Utilities – (continued)
Valener, Inc.	8,473	$118,500
		2,663,304
Health Care Equipment & Supplies – 0.7%
Ansell Ltd.	1,947	40,066
Asahi Intecc Co., Ltd.	1,400	86,454
BioMerieux	852	91,747
Biosensors International Group Ltd.*	11,000	6,851
Carl Zeiss Meditec AG	2,388	60,702
Cochlear Ltd.	785	51,781
Coloplast A/S, Class B	3,309	270,285
DiaSorin SpA	2,388	108,962
Draegerwerk AG & Co. KGaA	787	69,262
Draegerwerk AG & Co. KGaA (Preference)	178	20,614
Elekta AB, Class B	13,489	126,000
Essilor International S.A.	5,401	658,165
Fisher & Paykel Healthcare Corp. Ltd.	7,536	37,294
Fukuda Denshi Co., Ltd.	1,863	106,951
Getinge AB, Class B	4,302	104,686
GN Store Nord A/S	2,532	54,632
Hogy Medical Co., Ltd.	700	33,693
Mani, Inc.	800	53,681
Nagaileben Co., Ltd.	500	9,029
Nakanishi, Inc.	1,700	63,216
Nihon Kohden Corp.	1,200	31,537
Nikkiso Co., Ltd.	3,000	28,102
Nipro Corp.	800	7,674
Olympus Corp.*	5,600	203,092
Paramount Bed Holdings Co., Ltd.	2,900	78,637
Sartorius AG	480	79,443
Sartorius Stedim Biotech	198	50,398
Smith & Nephew PLC	25,653	440,346
Sonova Holding AG (Registered)	1,218	168,744
Sorin SpA*	34,803	109,976
Straumann Holding AG (Registered)	856	243,031
Sysmex Corp.	4,800	266,332
Terumo Corp.	9,000	232,389
William Demant Holding A/S*	324	26,611
		4,020,383

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – 0.8%
Al Noor Hospitals Group PLC	2,464	$34,003
Alfresa Holdings Corp.	3,200	48,052
Amplifon SpA	3,837	29,968
As One Corp.	2,700	86,525
BML, Inc.	200	6,092
Catamaran Corp.*	6,237	370,166
Celesio AG	1,746	51,847
Ebos Group Ltd.	5,057	36,692
Extendicare, Inc.	15,230	99,081
Fagron	1,000	44,133
Fresenius Medical Care AG & Co. KGaA	6,335	534,034
Fresenius SE & Co. KGaA	10,671	638,883
Japara Healthcare Ltd.	25,050	54,533
Korian-Medica	3,015	102,739
Medipal Holdings Corp.	2,900	39,767
Message Co., Ltd.	700	21,614
Metlifecare Ltd.	2,748	10,168
Miraca Holdings, Inc.	1,200	60,266
Nichii Gakkan Co.	3,600	33,452
Orpea	2,465	162,277
Primary Health Care Ltd.	22,487	87,974
Raffles Medical Group Ltd.	7,109	21,629
Ramsay Health Care Ltd.	3,152	155,607
Religare Health Trust	96,700	77,751
Rhoen-Klinikum AG	3,646	100,974
Ryman Healthcare Ltd.	3,931	24,392
Ship Healthcare Holdings, Inc.	8,000	195,872
Sigma Pharmaceuticals Ltd.	214,361	147,097
Sonic Healthcare Ltd.	12,782	200,325
Summerset Group Holdings Ltd.	11,084	29,283
Suzuken Co., Ltd.	1,980	62,128
Synergy Health PLC*	5,498	187,146
Toho Holdings Co., Ltd.	13,600	237,179
Tokai Corp./Gifu	2,300	77,070
Town Health International Medical Group Ltd.	274,000	89,081
UDG Healthcare PLC	25,343	207,387
Vital KSK Holdings, Inc.	5,700	42,201
		4,407,388

	Shares	Value
Health Care Technology – 0.0%†
M3, Inc.	2,800	$53,019
Hotels, Restaurants & Leisure – 1.7%
Accor S.A.	3,737	205,145
Accordia Golf Co., Ltd.	7,100	72,382
Accordia Golf Trust*	146,800	89,772
Ainsworth Game Technology Ltd.	3,266	7,213
Amaya, Inc.*	3,490	81,340
Ardent Leisure Group	47,643	74,593
Aristocrat Leisure Ltd.	7,483	49,106
Atom Corp.	4,200	27,516
Autogrill SpA*	6,590	63,358
Betfair Group PLC	4,995	179,006
Betsson AB*	3,531	147,704
Bwin.Party Digital Entertainment PLC	171,768	220,806
Cafe de Coral Holdings Ltd.	6,000	22,526
Carnival PLC	4,366	200,545
Colowide Co., Ltd.	3,500	48,345
Compass Group PLC	44,896	798,260
Crown Resorts Ltd.	10,127	103,920
Domino’s Pizza Enterprises Ltd.	2,058	59,460
Domino’s Pizza Group PLC	8,780	106,525
Doutor Nichires Holdings Co., Ltd.	2,700	51,035
Echo Entertainment Group Ltd.	18,462	66,111
Enterprise Inns PLC*	99,688	179,239
Flight Centre Travel Group Ltd.	659	22,574
Fuji Kyuko Co., Ltd.	5,000	47,004
Fujita Kanko, Inc.	2,000	7,905
Galaxy Entertainment Group Ltd.	56,000	270,928
Genting Singapore PLC	138,000	106,791
Great Canadian Gaming Corp.*	4,004	78,179
Greene King PLC	12,190	155,577
GuocoLeisure Ltd.	13,000	9,029
HIS Co., Ltd.	800	26,807
The Hongkong & Shanghai Hotels Ltd.	26,000	38,172
Ichibanya Co., Ltd.	500	22,520
Imperial Hotel Ltd.	100	2,209
InterContinental Hotels Group PLC	5,774	248,804
J D Wetherspoon PLC	11,839	138,453
Kappa Create Holdings Co., Ltd.*	6,700	62,202
KFC Holdings Japan Ltd.	3,000	56,405

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Kingston Financial Group Ltd.	216,000	$59,914
Kisoji Co., Ltd.	1,100	18,228
Ladbrokes PLC	75,597	119,194
Macau Legend Development Ltd.*	60,000	22,758
Mandarin Oriental International Ltd.	30,000	48,750
Marston’s PLC	124,528	302,936
McDonald’s Holdings Co. Japan Ltd.	800	17,348
Melco Crown Entertainment Ltd.	14,100	97,958
Melco International Development Ltd.	21,000	35,654
Merlin Entertainments PLC(a)	28,101	188,456
MGM China Holdings Ltd.	35,600	67,515
Millennium & Copthorne Hotels PLC	4,198	37,321
Mitchells & Butlers PLC*	40,809	262,141
MOS Food Services, Inc.	2,100	43,204
NagaCorp Ltd.	110,000	79,330
Ohsho Food Service Corp.	1,504	53,351
OPAP S.A.	8,569	76,336
Oriental Land Co., Ltd.	5,600	379,417
OUE Ltd.	21,000	35,038
Paddy Power PLC	688	61,482
PGM Holdings K K	400	4,255
Plenus Co., Ltd.	1,000	19,621
Rank Group PLC	1,756	5,154
Regal Hotels International Holdings Ltd.	52,000	32,269
Resorttrust, Inc.	600	15,693
Restaurant Brands International, Inc.*	3,458	140,547
The Restaurant Group PLC	18,201	190,199
Rezidor Hotel Group AB	3,130	13,307
Round One Corp.	14,866	79,131
Royal Holdings Co., Ltd.	1,600	29,468
Saizeriya Co., Ltd.	1,300	26,528
Sands China Ltd.	59,200	242,493
Shangri-La Asia Ltd.	32,000	48,715
SJM Holdings Ltd.	64,672	82,351
SKYCITY Entertainment Group Ltd.	17,155	54,856
Sodexo S.A.	3,423	346,435

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
SSP Group PLC*	17,401	$79,768
St. Marc Holdings Co., Ltd.	1,400	47,088
Tabcorp Holdings Ltd.	32,341	124,229
Tatts Group Ltd.	37,968	120,987
Thomas Cook Group PLC*	37,027	81,881
Tokyo Dome Corp.	13,000	55,620
Tokyotokeiba Co., Ltd.	9,000	22,111
Toridoll.corp	1,600	22,555
Tsui Wah Holdings Ltd.	46,000	15,549
TUI AG	51,278	961,811
Unibet Group PLC (SDR)	2,774	162,281
WATAMI Co., Ltd.	1,400	13,793
Whitbread PLC	4,156	335,623
William Hill PLC	21,038	116,777
Wynn Macau Ltd.	42,800	87,133
Yoshinoya Holdings Co., Ltd.	4,900	55,932
Zensho Holdings Co., Ltd.	3,600	33,753
		9,821,710
Household Durables – 1.2%
Alpine Electronics, Inc.	12,600	257,538
Barratt Developments PLC	21,245	169,608
Bellway PLC	5,247	160,621
Berkeley Group Holdings PLC	3,209	124,223
Bovis Homes Group PLC	33,795	484,289
Casio Computer Co., Ltd.	4,500	91,564
Chofu Seisakusho Co., Ltd.	200	4,788
Clarion Co., Ltd.	13,000	36,283
Crest Nicholson Holdings PLC	39,477	272,149
De’ Longhi	2,341	52,963
Dorel Industries, Inc., Class B	6,978	204,515
Electrolux AB	5,402	161,924
Fiskars Oyj Abp	2,910	58,890
Forbo Holding AG (Registered)*	80	97,342
Fujitsu General Ltd.	4,000	57,658
Haseko Corp.	3,900	38,814
Husqvarna AB, Class A	8,933	66,380
Husqvarna AB, Class B	6,333	46,908
Iida Group Holdings Co., Ltd.	5,800	78,613
JM AB	3,656	108,800
Man Wah Holdings Ltd.	127,600	165,938
Nikon Corp.	9,800	139,380
Nobia AB	7,206	77,796

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
PanaHome Corp.	18,000	$131,461
Panasonic Corp.	58,700	845,649
Persimmon PLC*	6,628	173,155
Pioneer Corp.*	15,600	30,113
Pressance Corp.	2,200	70,686
Redrow PLC	56,778	324,060
Rinnai Corp.	400	30,484
Sangetsu Co., Ltd.	7,156	110,805
SEB S.A.	1,406	130,325
Sekisui Chemical Co., Ltd.	9,000	120,707
Sekisui House Ltd.	15,700	244,874
Sharp Corp.*	46,000	99,941
Sony Corp.*	27,000	822,274
Starts Corp., Inc.	2,700	42,529
Sumitomo Forestry Co., Ltd.	500	5,824
Takamatsu Construction Group Co., Ltd.	2,600	60,856
Tamron Co., Ltd.	4,800	113,191
Taylor Wimpey PLC	108,529	277,192
Techtronic Industries Co., Ltd.	43,000	152,835
Token Corp.	2,710	137,006
TomTom N.V.*	5,274	46,924
		6,927,875
Household Products – 0.6%
Earth Chemical Co., Ltd.	400	14,707
Henkel AG & Co. KGaA	3,240	328,894
Henkel AG & Co. KGaA (Preference)	5,028	587,076
Lion Corp.	5,000	30,626
Pigeon Corp.	2,400	63,575
PZ Cussons PLC	18,809	103,479
Reckitt Benckiser Group PLC	16,924	1,515,223
Svenska Cellulosa AB S.C.A., Class A	3,160	80,113
Svenska Cellulosa AB S.C.A., Class B	14,020	354,935
Unicharm Corp.	9,800	246,986
		3,325,614

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.1%
Algonquin Power & Utilities Corp.	6,486	$52,638
Capital Power Corp.	4,489	92,096
Drax Group PLC	7,311	44,974
EDP Renovaveis S.A.	11,312	79,261
Electric Power Development Co., Ltd.	2,800	94,527
Enel Green Power SpA	27,902	54,371
Energy World Corp. Ltd.*	63,841	21,904
Innergex Renewable Energy, Inc.	13,594	125,923
Northland Power, Inc.	180	2,564
TransAlta Corp.	11,427	113,209
TransAlta Renewables, Inc.	4,100	42,210
		723,677
Industrial Conglomerates – 1.1%
CIR-Compagnie Industriali Riunite SpA*	40,226	48,185
Daetwyler Holding AG	334	47,378
DCC PLC	2,320	148,279
Discount Investment Corp. Ltd. (Registered)	4,442	7,938
Gallant Venture Ltd.*	142,000	26,265
Hopewell Holdings Ltd.	3,500	13,479
Hutchison Whampoa Ltd.	59,000	869,265
Jardine Matheson Holdings Ltd.	6,300	390,222
Jardine Strategic Holdings Ltd.	5,400	185,922
Katakura Industries Co., Ltd.	1,200	12,946
Keihan Electric Railway Co., Ltd.	10,000	57,993
Keppel Corp. Ltd.	36,100	237,660
Koninklijke Philips N.V.	24,105	692,963
Nisshinbo Holdings, Inc.	2,000	20,841
NWS Holdings Ltd.	31,394	53,463
Rheinmetall AG	7,929	408,836
Seibu Holdings, Inc.	2,500	72,595
Sembcorp Industries Ltd.	20,600	70,297
Shun Tak Holdings Ltd.	322,000	187,355
Siemens AG (Registered)	20,340	2,222,447
Smiths Group PLC	9,407	165,524
TOKAI Holdings Corp.	2,995	12,714
Toshiba Corp.	115,000	462,422
		6,414,989

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – 4.8%
Admiral Group PLC	6,397	$153,161
Aegon N.V.	50,068	396,373
Ageas	5,408	203,129
AIA Group Ltd.	317,600	2,122,482
Allianz SE (Registered)	12,141	2,076,062
Amlin PLC	4,931	34,767
AMP Ltd.	85,554	434,576
Assicurazioni Generali SpA	32,493	636,447
Aviva PLC	99,962	809,559
AXA S.A.	48,288	1,223,678
Baloise Holding AG (Registered)*	1,531	199,852
Beazley PLC	108,270	469,203
Brit PLC(a)	25,200	108,085
Catlin Group Ltd.^	7,091	77,206
CNP Assurances	8,145	146,349
The Dai-ichi Life Insurance Co., Ltd.	27,000	445,375
Delta Lloyd N.V.	45,602	861,790
Direct Line Insurance Group PLC	33,689	165,203
esure Group PLC	9,090	30,480
Euler Hermes Group	2,835	309,734
Fairfax Financial Holdings Ltd.	598	325,351
FBD Holdings PLC	6,869	74,084
Gjensidige Forsikring ASA	5,777	100,506
Great-West Lifeco, Inc.	7,022	214,559
Grupo Catalana Occidente S.A.	6,567	211,267
Hannover Rueck SE	1,318	134,456
Harel Insurance Investments & Financial Services Ltd.	4,300	20,088
Helvetia Holding AG (Registered)	1,383	786,785
Hiscox Ltd.	11,458	145,091
Industrial Alliance Insurance & Financial Services, Inc.	2,726	98,822
Insurance Australia Group Ltd.	64,783	296,877
Intact Financial Corp.	4,231	324,612
Jardine Lloyd Thompson Group PLC	258	4,215
Just Retirement Group PLC	45,817	122,512
Lancashire Holdings Ltd.	37,725	371,033
Legal & General Group PLC	153,812	614,564
Manulife Financial Corp.	49,637	899,920
Mapfre S.A.	42,119	156,787
Mediolanum SpA	2,092	17,640

	Shares	Value
Insurance – (continued)
Menorah Mivtachim Holdings Ltd.	4,176	$41,460
MS&AD Insurance Group Holdings, Inc.	12,500	359,583
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	4,726	926,221
nib holdings Ltd.	22,426	64,563
Old Mutual PLC	115,745	417,819
Phoenix Group Holdings	10,446	135,406
The Phoenix Holdings Ltd.	7,846	23,332
Power Corp of Canada	10,486	286,985
Power Financial Corp.	5,402	166,442
Prudential PLC	67,006	1,677,405
QBE Insurance Group Ltd.	30,619	330,865
RSA Insurance Group PLC	31,007	203,751
Sampo Oyj, Class A	12,468	605,783
SCOR SE	4,726	170,151
Societa Cattolica di Assicurazioni SCRL	30,510	260,512
Sompo Japan Nipponkoa Holdings, Inc.	9,700	318,551
Sony Financial Holdings, Inc.	3,000	54,149
St. James’s Place PLC	15,737	215,841
Standard Life PLC	59,571	428,342
Steadfast Group Ltd.	67,315	80,173
Storebrand ASA*	4,565	16,151
Sun Life Financial, Inc.	16,247	517,892
Suncorp Group Ltd.	36,406	376,600
Swiss Life Holding AG (Registered)*	768	182,553
Swiss Re AG*	9,497	842,353
T&D Holdings, Inc.	13,600	197,119
Talanx AG	2,161	68,916
Tokio Marine Holdings, Inc.	19,700	806,800
Topdanmark A/S*	8,057	241,468
Tryg A/S	70	7,594
Unipol Gruppo Finanziario SpA	5,898	31,036
Unipol Gruppo Finanziario SpA (Preference)	4,637	24,400
UnipolSai SpA	41,310	116,003
UnipolSai SpA (Retirement Savings Plan)	32	8,563
UnipolSai SpA (Retirement Savings Plan), Class B	1,364	3,842

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
UNIQA Insurance Group AG	873	$8,599
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	23,098
Zurich Insurance Group AG*	4,005	1,237,963
		27,300,964
Internet & Catalog Retail – 0.2%
AO World PLC*	20,713	59,364
ASKUL Corp.	1,400	32,780
ASOS PLC*	1,589	91,791
Belluna Co., Ltd.	9,900	48,065
Home Retail Group PLC	79,634	204,248
N Brown Group PLC	17,231	90,746
Ocado Group PLC*	41,540	227,258
Rakuten, Inc.	18,500	324,102
Start Today Co., Ltd.	600	14,866
Trade Me Group Ltd.	106	308
Yoox SpA*	4,588	144,979
		1,238,507
Internet Software & Services – 0.3%
carsales.com Ltd.	3,812	28,383
COOKPAD, Inc.	1,800	77,012
Dena Co., Ltd.	4,000	80,020
F@N Communications, Inc.	2,200	18,476
GMO internet, Inc.	7,600	95,961
Gree, Inc.	2,000	12,902
Gurunavi, Inc.	1,800	33,693
Infomart Corp.	4,900	48,808
Internet Initiative Japan, Inc.	4,400	74,528
Just Eat PLC*	10,533	74,264
Kakaku.com, Inc.	4,900	76,118
Mixi, Inc.	1,200	47,380
Moneysupermarket.com Group PLC	22,607	97,415
Net Entertainment NE AB, Class B*	1,963	73,815
Opera Software ASA	2,978	29,007
Perion Network Ltd.*	548	1,918
SUNeVision Holdings Ltd.	337,000	117,389
Telecity Group PLC	18,233	248,954
United Internet AG (Registered)	3,151	141,852

	Shares	Value
Internet Software & Services – (continued)
Yahoo Japan Corp.	31,900	$130,884
		1,508,779
IT Services – 0.8%
Altran Technologies S.A.	7,420	80,759
Amadeus IT Holding S.A., Class A	10,319	472,116
Atea ASA	12,835	143,075
Atos SE	4,025	315,039
Bechtle AG	1,336	98,521
Cap Gemini S.A.	4,874	434,194
CGI Group, Inc., Class A*	5,762	241,564
Computacenter PLC	13,191	141,088
Computershare Ltd.	13,593	131,981
DH Corp.	2,110	73,652
Digital Garage, Inc.	1,900	27,356
DTS Corp.	3,900	79,519
Econocom Group S.A./N.V.	16,498	144,253
Fujitsu Ltd.	54,000	357,924
IRESS Ltd.	6,581	54,036
IT Holdings Corp.	2,300	45,762
Itochu Techno-Solutions Corp.	1,200	27,425
NEC Networks & System Integration Corp.	4,200	90,619
NET One Systems Co., Ltd.	8,000	57,491
Nihon Unisys Ltd.	13,500	128,829
Nomura Research Institute Ltd.	1,500	59,476
NS Solutions Corp.	1,500	50,514
NTT Data Corp.	4,500	202,306
Obic Co., Ltd.	900	37,754
Optimal Payments PLC*	12,180	55,591
Otsuka Corp.	900	41,589
Quindell PLC*	70,758	138,912
SCSK Corp.	400	11,732
Sopra Steria Group	2,690	237,465
Tieto Oyj	219	5,261
TKC Corp.	1,800	43,154
Transcosmos, Inc.	6,800	164,673
Wirecard AG	8,785	387,953
Worldline S.A.(a) *	7,863	176,042
		4,757,625
Leisure Products – 0.2%
Amer Sports Oyj	1,390	34,858

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Products – (continued)
Bandai Namco Holdings, Inc.	6,100	$125,497
BRP, Inc.*	6,733	148,807
Fields Corp.	2,200	34,929
Heiwa Corp.	1,900	39,724
Mizuno Corp.	4,000	20,757
Sankyo Co., Ltd.	900	34,106
Sega Sammy Holdings, Inc.	5,800	81,279
Shimano, Inc.	1,900	271,655
Tomy Co., Ltd.	3,700	22,540
Universal Entertainment Corp.	3,200	53,454
Yamaha Corp.	1,900	34,596
		902,202
Life Sciences Tools & Services – 0.2%
Eurofins Scientific SE	711	200,532
Gerresheimer AG	2,656	150,863
Lonza Group AG (Registered)*	1,942	275,889
MorphoSys AG*	2,162	156,090
QIAGEN N.V.*	4,700	111,907
		895,281
Machinery – 3.2%
Aalberts Industries N.V.	5,765	178,780
Aida Engineering Ltd.	9,500	108,599
Alfa Laval AB	9,541	178,015
Amada Holdings Co., Ltd.	8,000	81,156
ANDRITZ AG	2,652	155,123
Asahi Diamond Industrial Co., Ltd.	2,500	30,856
Atlas Copco AB, Class A	18,890	589,298
Atlas Copco AB, Class B	10,800	300,577
ATS Automation Tooling Systems, Inc.*	5,484	60,262
Bodycote PLC	14,446	152,735
Bradken Ltd.	41,466	74,897
Bucher Industries AG (Registered)	542	136,411
Burckhardt Compression Holding AG	141	61,553
Cargotec Oyj, Class B	613	24,790
CKD Corp.	11,400	104,883
COSCO Corp. Singapore Ltd.	202,000	92,265
Daifuku Co., Ltd.	4,800	64,457

	Shares	Value
Machinery – (continued)
Danieli & C Officine Meccaniche SpA	3,394	$82,756
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	10,005	185,880
DMG Mori Seiki AG	6,230	219,169
DMG Mori Seiki Co., Ltd.	2,000	32,941
Duerr AG	5,312	546,665
Ebara Corp.	6,000	26,874
FANUC Corp.	5,200	1,152,586
Fenner PLC	56,225	182,312
Fincantieri SpA*	88,645	80,707
Fuji Machine Manufacturing Co., Ltd.	8,800	108,759
Fujitec Co., Ltd.	3,000	32,916
Furukawa Co., Ltd.	18,000	31,436
GEA Group AG	4,097	198,212
Georg Fischer AG (Registered)	870	616,122
Glory Ltd.	200	5,565
Harmonic Drive Systems, Inc.	1,500	31,838
Hexagon Composites ASA	11,116	35,846
Hino Motors Ltd.	5,000	65,597
Hitachi Construction Machinery Co., Ltd.	5,100	90,902
Hitachi Koki Co., Ltd.	600	4,959
Hitachi Zosen Corp.	39,300	217,731
Hoshizaki Electric Co., Ltd.	1,300	76,911
IHI Corp.	45,000	207,571
IMI PLC	2,363	45,464
Industria Macchine Automatiche SpA	1,057	53,891
Interpump Group SpA	5,865	98,712
Iseki & Co., Ltd.	13,000	27,049
The Japan Steel Works Ltd.	3,000	13,863
JTEKT Corp.	4,600	78,800
Kawasaki Heavy Industries Ltd.	45,000	232,389
KION Group AG	3,581	160,467
Kitz Corp.	17,000	86,797
Komatsu Ltd.	24,100	487,558
Komori Corp.	13,800	172,399
Kone Oyj, Class B	8,192	353,137
Konecranes Oyj	2,579	83,923
Krones AG	627	69,387
Kubota Corp.	28,087	440,422

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
KUKA AG	2,565	$183,317
Kurita Water Industries Ltd.	3,400	88,644
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,200	91,340
Makino Milling Machine Co., Ltd.	20,000	183,839
Makita Corp.	3,300	166,282
MAN SE	1,307	141,784
MAN SE (Preference)	183	19,692
Max Co., Ltd.	1,000	11,298
Meidensha Corp.	32,000	106,426
Melrose Industries PLC	7,409	30,229
Metka S.A.	8,753	81,408
Metso Oyj	3,333	94,976
Minebea Co., Ltd.	6,000	92,705
Mitsubishi Heavy Industries Ltd.	81,119	452,604
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	12,635
Miura Co., Ltd.	3,300	37,283
Morgan Advanced Materials PLC	45,422	234,605
Nabtesco Corp.	2,300	63,521
Nachi-Fujikoshi Corp.	9,000	52,946
NGK Insulators Ltd.	8,000	180,764
Nippon Sharyo Ltd.	5,000	14,456
Nitta Corp.	5,600	154,425
NKT Holding A/S	4,778	303,468
NSK Ltd.	10,000	157,600
NTN Corp.	9,000	49,336
Obara Group, Inc.	1,400	82,945
OC Oerlikon Corp. AG (Registered)*	10,743	141,038
Oiles Corp.	1,020	19,510
OKUMA Corp.	12,000	130,960
OSG Corp.	1,500	31,223
Palfinger AG	794	23,773
Rational AG	283	99,749
Rotork PLC	1,036	37,589
Ryobi Ltd.	37,000	121,818
Sandvik AB	25,621	322,167
Schindler Holding AG	1,352	229,735
Schindler Holding AG (Registered)	909	151,451
Sembcorp Marine Ltd.	29,000	65,026
Semperit AG Holding	2,683	122,798
SFS Group AG*	2,824	215,515

	Shares	Value
Machinery – (continued)
Shima Seiki Manufacturing Ltd.	900	$15,613
Shinmaywa Industries Ltd.	11,000	114,624
SKF AB, Class A	1,368	33,568
SKF AB, Class B	8,497	207,583
SMC Corp.	1,400	423,264
Spirax-Sarco Engineering PLC	2,133	110,858
Star Micronics Co., Ltd.	5,200	85,124
Sulzer AG (Registered)	1,807	202,899
Sumitomo Heavy Industries Ltd.	8,000	50,138
Tadano Ltd.	1,000	14,532
Takeuchi Manufacturing Co., Ltd.	1,700	82,535
Takuma Co., Ltd.	13,181	101,774
THK Co., Ltd.	2,500	63,508
Toshiba Machine Co., Ltd.	18,245	81,414
Trelleborg AB, Class B	5,977	116,958
Tsubakimoto Chain Co.	9,000	73,928
Tsukishima Kikai Co., Ltd.	3,000	30,108
Union Tool Co.	500	15,146
Vallourec S.A.	22,325	525,342
Vard Holdings Ltd.*	108,000	52,184
Vesuvius PLC	61,717	431,444
Volvo AB, Class A	11,679	160,702
Volvo AB, Class B	37,950	521,734
Wartsila Oyj Abp	4,727	217,170
The Weir Group PLC	6,166	178,141
Yangzijiang Shipbuilding Holdings Ltd.	19,000	21,015
Zardoya Otis S.A.	6,623	85,420
		17,850,776
Marine – 0.3%
AP Moeller – Maersk A/S, Class A	92	177,369
AP Moeller – Maersk A/S, Class B	182	360,994
D/S Norden A/S*	4,883	98,100
Iino Kaiun Kaisha Ltd.	4,300	22,709
Kawasaki Kisen Kaisha Ltd.	12,000	31,085
Kuehne + Nagel International AG (Registered)	1,218	182,784
Mitsui OSK Lines Ltd.	37,000	130,785
MMA Offshore Ltd.	111,431	61,524
Neptune Orient Lines Ltd.*	11,000	9,426
Nippon Yusen KK	48,000	151,617

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
NS United Kaiun Kaisha Ltd.	16,000	$38,640
Orient Overseas International Ltd.	1,000	6,154
Pacific Basin Shipping Ltd.	123,000	45,702
SITC International Holdings Co., Ltd.	283,000	209,936
Stolt-Nielsen Ltd.	1,829	34,102
Wilh Wilhelmsen Holding ASA, Class A	3,116	75,052
Wilh Wilhelmsen Holding ASA, Class B	3,039	71,786
		1,707,765
Media – 2.2%
Adways, Inc.	700	5,908
Aimia, Inc.	3,183	35,213
Altice S.A.*	2,058	217,649
Amalgamated Holdings Ltd.	8,073	79,595
APN News & Media Ltd.*	168,362	124,828
Asatsu-DK, Inc.	4,100	113,061
Asian Pay Television Trust	186,900	126,994
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	54,864
Avex Group Holdings, Inc.	7,273	112,495
Axel Springer SE	507	28,375
Cineplex, Inc.	714	28,472
Cineworld Group PLC	18,614	139,764
Cogeco Cable, Inc.	3,318	189,314
Cogeco, Inc.	1,210	54,064
Corus Entertainment, Inc., Class B	15,618	239,186
CTS Eventim AG & Co. KGaA	4,192	143,152
CyberAgent, Inc.	1,100	52,946
Daiichikosho Co., Ltd.	300	9,664
Daily Mail & General Trust PLC, Class A	8,809	121,564
Dentsu, Inc.	6,600	307,746
Entertainment One Ltd.	14,555	70,457
Euromoney Institutional Investor PLC	3,489	61,660
Eutelsat Communications S.A.	3,843	133,839
Fairfax Media Ltd.	159,284	131,289
Fuji Media Holdings, Inc.	1,200	16,816
GFK SE	861	32,996

	Shares	Value
Media – (continued)
Hakuhodo DY Holdings, Inc.	1,900	$20,402
Havas S.A.	14,494	120,835
IMAX Corp.*	2,048	76,513
Informa PLC	15,617	133,677
ITV PLC	94,725	369,162
JCDecaux S.A.	530	20,958
Kabel Deutschland Holding AG*	276	37,113
Kinepolis Group N.V.	1,030	39,876
Lagardere S.C.A.	24,855	797,939
Mediaset Espana Comunicacion S.A.*	9,296	126,198
Mediaset SpA*	11,276	58,299
Metropole Television S.A.	2,968	61,860
Modern Times Group MTG AB, Class B	2,186	72,646
Nippon Television Holdings, Inc.	1,500	25,896
NOS SGPS S.A.	7,692	56,025
Numericable-SFR SAS*	2,038	113,054
Pearson PLC	21,240	430,856
ProSiebenSat.1 Media AG (Registered)	5,241	269,503
Publicis Groupe S.A.	4,434	371,943
Quebecor, Inc., Class B	196	5,369
REA Group Ltd.	912	33,974
Reed Elsevier N.V.	20,277	489,305
Reed Elsevier PLC	32,424	539,134
Rightmove PLC	3,666	178,307
RTL Group S.A.	774	72,940
Sanoma Oyj	23,042	121,198
Schibsted ASA	2,560	159,433
SES S.A. (FDR)	8,641	302,584
Seven West Media Ltd.	196,941	196,502
Seven West Media Ltd.* ^	149,019	146,923
Shaw Communications, Inc., Class B	11,025	251,038
Shochiku Co., Ltd.	3,000	25,746
Singapore Press Holdings Ltd.	47,000	148,677
Sky Network Television Ltd.	7,095	33,977
SKY Perfect JSAT Holdings, Inc.	6,800	42,617
Sky PLC	29,385	486,345
Societe Television Francaise 1	12,527	219,190
Southern Cross Media Group Ltd.	150,074	126,657
Tamedia AG (Registered)	346	60,196
Technicolor S.A. (Registered)*	60,933	413,290

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Telenet Group Holding N.V.*	2,131	$127,848
Television Broadcasts Ltd.	2,700	17,608
Ten Network Holdings Ltd.*	52,210	8,442
Thomson Reuters Corp.	10,082	412,603
Toei Co., Ltd.	13,000	96,139
Toho Co., Ltd.	4,100	102,132
Tokyo Broadcasting System Holdings, Inc.	3,400	44,919
TV Asahi Holdings Corp.	3,100	57,405
UBM PLC	31,447	272,801
Village Roadshow Ltd.	17,182	76,299
Wolters Kluwer N.V.	7,515	243,533
Wowow, Inc.	2,352	78,223
WPP PLC	33,303	780,982
		12,207,002
Metals & Mining – 3.6%
Acacia Mining PLC	18,407	81,721
Acerinox S.A.	7,320	107,124
Agnico Eagle Mines Ltd.	6,681	201,437
Aichi Steel Corp.	18,000	86,789
Alamos Gold, Inc.	12,989	89,435
Alumina Ltd.	89,081	108,556
AMAG Austria Metall AG(a)	2,064	74,010
Anglo American PLC	32,001	543,412
Antofagasta PLC	10,443	125,417
APERAM S.A.*	4,512	172,508
ArcelorMittal	27,122	289,236
Arrium Ltd.	582,530	80,407
Asahi Holdings, Inc.	3,800	71,669
AuRico Gold, Inc.	26,743	92,952
Aurubis AG	8,416	534,995
B2Gold Corp.*	49,355	77,012
Barrick Gold Corp.	34,425	445,642
BHP Billiton Ltd.	80,061	2,018,845
BHP Billiton PLC	54,003	1,295,460
BlueScope Steel Ltd.	19,530	53,915
Boliden AB	8,561	186,489
Capstone Mining Corp.*	56,276	78,055
Centamin PLC	256,442	250,245
Centerra Gold, Inc.	17,325	89,253

	Shares	Value
Metals & Mining – (continued)
China Gold International Resources Corp. Ltd.*	44,670	$74,496
Daido Steel Co., Ltd.	5,000	23,941
Detour Gold Corp.*	14,519	152,832
Dominion Diamond Corp.	9,040	177,479
Dowa Holdings Co., Ltd.	4,000	36,133
Eldorado Gold Corp.	15,211	75,474
Eramet*	186	15,290
Evraz PLC	15,815	46,104
Ferrexpo PLC	19,871	23,819
First Majestic Silver Corp.*	7,159	34,753
First Quantum Minerals Ltd.	18,271	278,760
Fortescue Metals Group Ltd.	40,097	68,629
Franco-Nevada Corp.	4,803	248,388
Fresnillo PLC	3,538	39,119
Glencore PLC*	289,413	1,379,854
Goldcorp, Inc.	18,917	354,679
G-Resources Group Ltd.*	3,194,398	105,090
Hitachi Metals Ltd.	3,040	47,783
HudBay Minerals, Inc.	15,733	154,959
IAMGOLD Corp.*	38,667	86,193
Iluka Resources Ltd.	15,021	96,678
Imperial Metals Corp.*	3,680	39,770
Independence Group NL	56,468	262,781
JFE Holdings, Inc.	13,500	305,716
KAZ Minerals PLC*	18,115	72,686
Kinross Gold Corp.*	40,324	97,543
Kobe Steel Ltd.	84,000	153,021
Kyoei Steel Ltd.	1,500	24,442
Labrador Iron Ore Royalty Corp.	16,465	195,745
Lonmin PLC*	50,183	111,128
Lucara Diamond Corp.	61,699	103,405
Lundin Mining Corp.*	7,758	38,430
Maruichi Steel Tube Ltd.	1,000	25,445
Mitsubishi Materials Corp.	39,000	141,439
Mitsui Mining & Smelting Co., Ltd.	30,000	71,697
Mytilineos Holdings S.A.*	14,650	100,959
Nakayama Steel Works Ltd.*	34,000	26,707
Nevsun Resources Ltd.	51,889	203,915
New Gold, Inc.*	46,650	155,981
Newcrest Mining Ltd.*	16,020	182,587

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Nippon Light Metal Holdings Co., Ltd.	105,600	$164,131
Nippon Steel & Sumitomo Metal Corp.	181,205	473,946
Nisshin Steel Co., Ltd.	18,200	244,248
Norsk Hydro ASA	36,731	173,480
Northern Star Resources Ltd.	129,871	226,383
NOVAGOLD Resources, Inc.*	18,000	68,656
NV Bekaert S.A.	8,988	261,909
OceanaGold Corp.*	1,000	1,899
Osaka Steel Co., Ltd.	1,700	31,494
OSAKA Titanium Technologies Co., Ltd.	1,000	21,618
Outokumpu Oyj*	8,221	49,837
OZ Minerals Ltd.	32,294	119,463
Pacific Metals Co., Ltd.*	22,000	67,285
Pan American Silver Corp.	9,734	92,820
PanAust Ltd.	107,115	147,430
Petra Diamonds Ltd.*	16,906	41,049
Polyus Gold International Ltd.	13,384	38,616
Pretium Resources, Inc.*	8,692	49,874
Primero Mining Corp.*	7,334	26,944
Randgold Resources Ltd.	2,621	199,941
Regis Resources Ltd.*	62,707	62,072
Rio Tinto Ltd.	11,722	528,393
Rio Tinto PLC	32,542	1,442,757
Salzgitter AG	2,198	75,490
Sandfire Resources NL	20,638	80,089
Sanyo Special Steel Co., Ltd.	17,000	82,677
SEMAFO, Inc.*	17,791	54,493
Sherritt International Corp.	13,810	28,504
Silver Wheaton Corp.	8,311	163,304
Sims Metal Management Ltd.	10,737	91,378
Sirius Resources NL*	24,327	55,645
SSAB AB, Class A*	14,585	88,205
SSAB AB, Class B*	11,270	58,561
Sumitomo Metal Mining Co., Ltd.	15,000	221,547
Tahoe Resources, Inc.	754	10,614
Teck Resources Ltd., Class B	19,153	289,212
ThyssenKrupp AG	12,258	327,734
Toho Titanium Co., Ltd.*	5,700	48,679
Toho Zinc Co., Ltd.	37,000	143,152

	Shares	Value
Metals & Mining – (continued)
Tokyo Steel Manufacturing Co., Ltd.	23,300	$162,382
Topy Industries Ltd.	34,000	81,825
Torex Gold Resources, Inc.*	52,463	48,511
Toyo Kohan Co., Ltd.	12,000	57,358
Turquoise Hill Resources Ltd.*	16,776	70,082
UACJ Corp.	4,000	11,665
Vedanta Resources PLC	1,197	11,561
voestalpine AG	3,527	147,891
Western Areas Ltd.	7,243	21,081
Yamana Gold, Inc.	29,196	111,120
Yamato Kogyo Co., Ltd.	200	4,731
Yodogawa Steel Works Ltd.	3,000	12,183
		20,082,353
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	1,847	194,863
Debenhams PLC	253,898	350,184
Dollarama, Inc.	4,302	246,062
Don Quijote Holdings Co., Ltd.	1,000	76,210
Fuji Co., Ltd.	800	14,346
H2O Retailing Corp.	1,815	32,760
Harvey Norman Holdings Ltd.	5,640	19,574
Hudson’s Bay Co.	4,000	87,084
Isetan Mitsukoshi Holdings Ltd.	10,800	175,442
Izumi Co., Ltd.	700	27,785
J Front Retailing Co., Ltd.	7,600	126,635
Kintetsu Department Store Co., Ltd.*	18,000	49,336
Lifestyle International Holdings Ltd.	4,000	7,483
Marks & Spencer Group PLC	38,520	327,648
Marui Group Co., Ltd.	5,500	59,839
Matsuya Co., Ltd.	1,500	22,687
Myer Holdings Ltd.	151,654	165,071
Next PLC	3,646	411,820
Parco Co., Ltd.	1,700	16,109
Poundland Group PLC	23,582	113,502
Ryohin Keikaku Co., Ltd.	500	79,761
Sanyo Electric Railway Co., Ltd.	9,000	35,272
Sears Canada, Inc.*	5,515	41,798
Seria Co., Ltd.	1,200	38,406
Stockmann Oyj Abp, Class B*	7,775	61,988
Takashimaya Co., Ltd.	11,000	102,950

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
The Warehouse Group Ltd.	5,317	$11,173
		2,895,788
Multi-Utilities – 0.9%
A2A SpA	25,745	29,772
ACEA SpA	3,890	52,438
AGL Energy Ltd.	14,941	179,010
Atco Ltd., Class I	1,916	72,337
Canadian Utilities Ltd., Class A	4,756	153,920
Centrica PLC	126,470	496,377
DUET Group	14,729	29,392
E.ON SE	51,169	800,430
GDF Suez	38,738	790,240
Hera SpA	8,603	22,712
Iren SpA	112,016	164,933
Just Energy Group, Inc.	10,900	58,313
National Grid PLC	96,098	1,298,095
REN – Redes Energeticas Nacionais SGPS S.A.*	50,520	157,942
RWE AG	13,501	337,215
RWE AG (Non-Voting) (Preference)	1,032	19,509
Suez Environnement Co.	6,405	130,624
Telecom Plus PLC	3,504	41,301
Veolia Environnement S.A.*	9,813	208,044
		5,042,604
Oil, Gas & Consumable Fuels – 5.7%
Advantage Oil & Gas Ltd.*	21,122	130,263
Afren PLC*	257,677	13,068
Africa Oil Corp.*	39,060	84,166
AltaGas Ltd.	3,921	132,723
ARC Resources Ltd.	9,007	183,598
Athabasca Oil Corp.*	28,270	51,580
Avance Gas Holding Ltd.(a)	2,772	43,775
AWE Ltd.*	19,364	21,917
Bankers Petroleum Ltd.*	72,614	215,219
Baytex Energy Corp.	4,111	79,997
Beach Energy Ltd.	357,177	312,713
Bellatrix Exploration Ltd.*	57,244	179,116
BG Group PLC	82,028	1,490,618
Birchcliff Energy Ltd.*	25,993	187,128

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Bonavista Energy Corp.	6,700	$45,967
Bonterra Energy Corp.	1,564	49,803
BP PLC	484,664	3,501,340
Brightoil Petroleum Holdings Ltd.*	160,147	51,239
Cairn Energy PLC*	80,335	220,243
Caltex Australia Ltd.	2,755	76,990
Cameco Corp.	9,675	169,497
Canadian Natural Resources Ltd.	28,150	931,710
Canadian Oil Sands Ltd.	12,876	139,364
Cardinal Energy Ltd.	6,900	91,259
Cenovus Energy, Inc.	21,666	406,579
Cosmo Oil Co., Ltd.*	2,000	2,975
Crescent Point Energy Corp.	11,095	288,630
Crew Energy, Inc.*	7,783	34,377
Delek Group Ltd.	19	5,296
Det Norske Oljeselskap ASA*	1,072	7,817
DNO ASA*	5,536	10,395
Dragon Oil PLC	12,456	118,775
Enbridge Income Fund Holdings, Inc.	6,169	197,968
Enbridge, Inc.	22,219	1,156,764
Encana Corp.	19,724	278,945
Energy Resources of Australia Ltd.*	1,430	1,511
Enerplus Corp.	6,241	78,628
Eni SpA	70,314	1,353,618
EnQuest PLC*	120,759	97,428
ERG SpA	11,889	170,924
Exmar N.V.	2,989	31,527
Freehold Royalties Ltd.	6,485	95,408
Galp Energia SGPS S.A.	9,699	132,484
Gaztransport Et Technigaz S.A.	3,631	216,863
Genel Energy PLC*	1,199	11,571
Gibson Energy, Inc.	1,283	29,468
Gulf Keystone Petroleum Ltd.*	70,415	43,284
Hellenic Petroleum S.A.*	2,655	13,209
Hoegh LNG Holdings Ltd.	387	5,213
Husky Energy, Inc.	10,989	244,775
Idemitsu Kosan Co., Ltd.	4,100	79,622
Imperial Oil Ltd.	7,808	342,811
Inpex Corp.	23,500	296,524
Inter Pipeline Ltd.	6,137	160,107
Itochu Enex Co., Ltd.	8,300	75,114
James Fisher & Sons PLC	4,096	72,765

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Japan Petroleum Exploration Co., Ltd.	200	$7,713
JX Holdings, Inc.	65,300	285,220
Kelt Exploration Ltd.*	5,800	44,580
Keyera Corp.	3,870	135,694
Koninklijke Vopak N.V.	2,062	108,227
KrisEnergy Ltd.*	59,000	23,608
Legacy Oil + Gas, Inc.*	65,500	156,281
Lightstream Resources Ltd.	45,513	50,727
Liquefied Natural Gas Ltd.*	33,534	120,612
Lundin Petroleum AB*	2,324	37,572
MEG Energy Corp.*	3,480	66,856
Motor Oil Hellas Corinth Refineries S.A.	13,939	121,831
Naphtha Israel Petroleum Corp. Ltd.*	5,509	31,268
Neste Oil Oyj	3,273	88,975
New Hope Corp. Ltd.	2,558	4,419
NewOcean Energy Holdings Ltd.	274,000	152,710
Nippon Gas Co., Ltd.	2,000	50,004
Nostrum Oil & Gas PLC*	18,156	171,593
NuVista Energy Ltd.*	8,513	62,833
OMV AG	646	21,535
Ophir Energy PLC*	44,047	96,119
Origin Energy Ltd.	30,872	310,223
Pacific Rubiales Energy Corp.	10,717	36,099
Painted Pony Petroleum Ltd.*	7,575	46,716
Paramount Resources Ltd., Class A*	1,591	46,880
Parex Resources, Inc.*	7,102	56,757
Parkland Fuel Corp.	6,533	142,068
Paz Oil Co., Ltd.	140	21,385
Pembina Pipeline Corp.	7,931	274,941
Pengrowth Energy Corp.	8,351	27,923
Penn West Petroleum Ltd.	19,216	47,594
Peyto Exploration & Development Corp.	5,332	154,380
PrairieSky Royalty Ltd.	3,925	107,356
Premier Oil PLC*	137,758	371,321
Raging River Exploration, Inc.*	10,400	81,139
Repsol S.A.	24,255	500,500
RMP Energy, Inc.*	24,455	65,415

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Royal Dutch Shell PLC, Class A	108,411	$3,431,139
Royal Dutch Shell PLC, Class B	64,477	2,075,336
San-Ai Oil Co., Ltd.	10,000	67,018
Santos Ltd.	26,217	171,633
Saras SpA*	69,316	134,373
Showa Shell Sekiyu KK	10,200	98,701
Soco International PLC	28,497	79,440
Spartan Energy Corp.*	28,181	79,337
Statoil ASA	27,230	574,556
Suncor Energy, Inc.	38,980	1,264,416
Surge Energy, Inc.	6,135	22,235
Talisman Energy, Inc.	26,649	211,872
TonenGeneral Sekiyu KK	12,000	115,217
TORC Oil & Gas Ltd.	11,685	101,294
Total Gabon	124	41,268
TOTAL S.A.	56,065	3,046,004
Tourmaline Oil Corp.*	3,421	117,606
TransCanada Corp.	19,178	886,661
Trilogy Energy Corp.	5,989	45,539
Tullow Oil PLC	10,052	63,937
United Energy Group Ltd.*	768,000	118,899
Veresen, Inc.	3,731	55,876
Vermilion Energy, Inc.	2,252	107,984
Washington H Soul Pattinson & Co., Ltd.	3,833	44,896
Whitecap Resources, Inc.	9,900	122,192
Whitehaven Coal Ltd.*	74,920	97,504
Woodside Petroleum Ltd.	17,687	488,969
		32,257,644
Paper & Forest Products – 0.4%
Canfor Corp.*	300	5,922
Canfor Pulp Products, Inc.	8,058	102,517
Daio Paper Corp.	3,745	39,681
Hokuetsu Kishu Paper Co., Ltd.	28,800	156,912
Holmen AB, Class B	194	6,412
Interfor Corp.*	14,409	205,444
KuangChi Science Ltd.*	55,000	25,899
Metsa Board Oyj	6,595	39,019
Mondi PLC	11,480	233,402
Nippon Paper Industries Co., Ltd.	4,700	82,280
Norbord, Inc.	4,820	96,858
Oji Holdings Corp.	30,000	133,868

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – (continued)
Semapa-Sociedade de Investimento e Gestao	16,338	$234,154
Stella-Jones, Inc.	2,228	79,997
Stora Enso Oyj, Class R	16,248	171,689
UPM-Kymmene Oyj	12,871	233,790
West Fraser Timber Co., Ltd.	2,760	141,458
Western Forest Products, Inc.	47,047	71,080
		2,060,382
Personal Products – 0.5%
Aderans Co., Ltd.	7,800	73,131
Beiersdorf AG	2,565	224,073
Dr Ci:Labo Co., Ltd.	900	33,843
Euglena Co., Ltd.*	3,900	61,627
Fancl Corp.	2,500	32,569
Kao Corp.	13,500	648,546
Kobayashi Pharmaceutical Co., Ltd.	1,200	84,232
Kose Corp.	200	13,002
L’Oreal S.A.*	6,623	1,264,978
Mandom Corp.	1,300	50,188
Milbon Co., Ltd.	2,440	77,480
Noevir Holdings Co., Ltd.	1,900	40,677
Oriflame Cosmetics S.A. (SDR)	10,352	178,642
Pola Orbis Holdings, Inc.	900	46,703
Shiseido Co., Ltd.	9,000	162,635
		2,992,326
Pharmaceuticals – 6.7%
Almirall S.A.	5,963	112,255
Astellas Pharma, Inc.	56,600	884,212
AstraZeneca PLC	32,483	2,244,574
Bayer AG (Registered)*	21,808	3,174,360
BTG PLC*	16,868	187,156
Chugai Pharmaceutical Co., Ltd.	5,200	158,820
Concordia Healthcare Corp.	1,261	88,075
Cosmo Pharmaceuticals S.A.*	286	48,140
Daiichi Sankyo Co., Ltd.	16,200	282,319
Dechra Pharmaceuticals PLC	5,092	80,051
Eisai Co., Ltd.	6,800	456,402
Galenica AG (Registered)	282	263,971
GlaxoSmithKline PLC	124,189	2,890,385

	Shares	Value
Pharmaceuticals – (continued)
GW Pharmaceuticals PLC*	12,098	$111,364
H Lundbeck A/S*	500	9,715
Haw Par Corp. Ltd.	3,200	21,598
Hikma Pharmaceuticals PLC	2,711	85,281
Hisamitsu Pharmaceutical Co., Inc.	1,200	51,843
Ipsen S.A.	2,653	152,416
JCR Pharmaceuticals Co., Ltd.	600	14,605
Kaken Pharmaceutical Co., Ltd.	1,000	35,807
Kissei Pharmaceutical Co., Ltd.	1,400	41,765
KYORIN Holdings, Inc.	1,000	23,030
Kyowa Hakko Kirin Co., Ltd.	9,000	132,063
Meda AB, Class A	5,406	90,830
Merck KGaA	3,600	390,449
Mitsubishi Tanabe Pharma Corp.	4,600	78,223
Mochida Pharmaceutical Co., Ltd.	500	34,261
Nichi-iko Pharmaceutical Co., Ltd.	5,500	116,278
Nippon Shinyaku Co., Ltd.	2,000	66,683
Novartis AG (Registered)	60,219	6,212,153
Novo Nordisk A/S, Class B	51,120	2,906,778
Ono Pharmaceutical Co., Ltd.	2,200	238,439
Orion Oyj, Class A	1,866	60,282
Orion Oyj, Class B	1,450	47,525
Otsuka Holdings Co., Ltd.	9,100	288,467
Recordati SpA	2,678	53,325
Roche Holding AG	19,082	5,482,832
Rohto Pharmaceutical Co., Ltd.	1,000	14,406
Sanofi S.A.	30,647	3,131,944
Santen Pharmaceutical Co., Ltd.	9,500	125,508
Sawai Pharmaceutical Co., Ltd.	700	40,010
Seikagaku Corp.	1,800	30,444
Shionogi & Co., Ltd.	7,600	250,539
Shire PLC	14,348	1,176,330
Stada Arzneimittel AG	10,832	398,545
Sumitomo Dainippon Pharma Co., Ltd.	3,800	42,836
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	98,270
Takeda Pharmaceutical Co., Ltd.	19,600	1,008,416
Teva Pharmaceutical Industries Ltd.	22,737	1,388,771
Torii Pharmaceutical Co., Ltd.	700	18,601
Towa Pharmaceutical Co., Ltd.	900	47,606
Tsumura & Co.	900	21,096
UCB S.A.*	3,106	223,861

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
The United Laboratories International Holdings Ltd.*	18,000	$12,169
Valeant Pharmaceuticals International, Inc.*	8,422	1,819,152
Virbac S.A.	281	73,082
ZERIA Pharmaceutical Co., Ltd.	3,100	49,348
		37,587,666
Professional Services – 0.7%
Adecco S.A. (Registered)*	5,788	473,839
AF AB, Class B	8,046	109,363
Bureau Veritas S.A.	5,588	131,651
Capita PLC	17,373	305,425
DKSH Holding AG*	2,910	229,688
en-japan, Inc.	500	7,479
Experian PLC	27,585	495,130
Hays PLC	74,091	175,116
Intertek Group PLC	3,873	155,462
McMillan Shakespeare Ltd.	10,384	95,008
Meitec Corp.	2,400	77,313
Michael Page International PLC	26,309	215,696
Morneau Shepell, Inc.	3,100	45,582
Nihon M&A Center, Inc.	2,700	94,197
Randstad Holding N.V.	3,264	194,943
Recruit Holdings Co., Ltd.	1,900	64,143
SAI Global Ltd.	14,655	45,659
Seek Ltd.	7,421	95,116
SGS S.A. (Registered)	136	264,190
Stantec, Inc.	2,156	58,009
Teleperformance	4,612	345,996
Temp Holdings Co., Ltd.	1,900	60,729
Veda Group Ltd.	18,430	33,289
WS Atkins PLC	11,976	247,167
Yumeshin Holdings Co., Ltd.	7,500	51,203
		4,071,393
Real Estate Investment Trusts (REITs) – 2.3%
Abacus Property Group	65,317	151,980
Activia Properties, Inc.	5	45,417
Advance Residence Investment Corp.	20	47,096
AEON REIT Investment Corp.	54	74,500

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
AIMS AMP Capital Industrial REIT	78,000	$90,098
Allied Properties Real Estate Investment Trust	122	4,029
Altarea S.C.A.	778	151,865
Argosy Property Ltd.	33,123	28,623
Artis Real Estate Investment Trust	5,865	72,051
Ascendas Hospitality Trust	82,000	43,645
Ascendas Real Estate Investment Trust	74,000	137,994
Ascott Residence Trust	21,600	20,792
Befimmo S.A.	2,409	166,337
Beni Stabili SpA SIIQ	50,234	41,345
Big Yellow Group PLC	5,819	59,735
Boardwalk Real Estate Investment Trust	307	15,400
The British Land Co. PLC	31,341	400,959
Brookfield Canada Office Properties	200	4,678
BWP Trust	20,265	48,591
Cache Logistics Trust	25,000	22,272
Calloway Real Estate Investment Trust	780	19,673
Cambridge Industrial Trust	187,340	99,006
Canadian Apartment Properties REIT	444	10,693
Canadian Real Estate Investment Trust	100	3,766
CapitaCommercial Trust	58,000	74,221
CapitaMall Trust	86,000	142,192
CapitaRetail China Trust	37,540	49,173
CDL Hospitality Trusts	4,000	5,179
Champion REIT	51,000	27,635
Charter Hall Group	13,598	55,021
Charter Hall Retail REIT	36,384	123,688
Chartwell Retirement Residences	346	3,459
Cofinimmo S.A.	1,464	161,375
Comforia Residential REIT, Inc.	49	107,278
Cominar Real Estate Investment Trust, Class U	1,600	25,257
Crombie Real Estate Investment Trust	1,400	15,303
Cromwell Property Group	255,361	222,565
Daiwa House REIT Investment Corp.	4	17,849

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Daiwa House Residential Investment Corp.	34	$74,125
Daiwa Office Investment Corp.	2	10,546
Derwent London PLC	4,117	217,642
Dexus Property Group	25,565	148,813
DNZ Property Fund Ltd.	34,981	54,065
Dream Global Real Estate Investment Trust	5,589	46,650
Dream Office Real Estate Investment Trust	507	11,586
Eurocommercial Properties N.V. (CVA)	4,095	187,125
Far East Hospitality Trust	32,000	19,810
Federation Centres	57,630	134,094
First Real Estate Investment Trust	81,000	88,672
Fonciere des Murs S.C.A.*	11,230	318,370
Fonciere Des Regions	1,665	157,522
Fortune Real Estate Investment Trust	21,000	21,430
Frasers Centrepoint Trust	47,000	73,451
Frasers Commercial Trust	51,764	59,011
Frontier Real Estate Investment Corp.	11	53,773
Fukuoka REIT Corp.	4	7,277
Gecina S.A.	279	38,235
Global One Real Estate Investment Corp.	12	42,166
GLP J-Reit	44	45,151
Goodman Group	46,533	229,393
Goodman Property Trust	52,532	47,194
The GPT Group	44,371	156,439
Granite Real Estate Investment Trust	3,074	106,185
Great Portland Estates PLC	14,762	180,917
Green REIT PLC	51,019	90,042
Grivalia Properties REIC	1,179	9,380
Growthpoint Properties Australia Ltd.	30,545	76,373
H&R Real Estate Investment Trust	1,437	27,465
Hammerson PLC	13,860	142,493
Hankyu Reit, Inc.	25	31,838
Hansteen Holdings PLC	63,126	114,276
Heiwa Real Estate REIT, Inc.	47	37,939
ICADE	687	59,699

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Ichigo Real Estate Investment Corp.	150	$112,560
Industrial & Infrastructure Fund Investment Corp.	6	28,930
Intu Properties PLC	33,210	175,052
Investa Office Fund	34,581	101,466
Invincible Investment Corp.	157	82,127
Japan Excellent, Inc.	66	87,305
Japan Hotel REIT Investment Corp.	138	101,825
Japan Logistics Fund, Inc.	15	31,838
Japan Prime Realty Investment Corp.	18	64,753
Japan Real Estate Investment Corp.	30	141,890
Japan Rental Housing Investments, Inc.	27	19,065
Japan Retail Fund Investment Corp.	52	110,805
Kenedix Office Investment Corp.	6	32,489
Kenedix Residential Investment Corp.	25	72,700
Keppel REIT	3,160	2,934
Kiwi Property Group Ltd.	2,741	2,702
Klepierre	10,961	531,826
Land Securities Group PLC	24,604	472,249
The Link REIT	56,801	352,847
Lippo Malls Indonesia Retail Trust	482,000	131,003
Londonmetric Property PLC	13,999	35,496
Mapletree Commercial Trust	4,000	4,651
Mapletree Industrial Trust	5,070	6,163
Mapletree Logistics Trust	5,067	4,705
Mercialys S.A.	1,703	42,231
MID Reit, Inc.	33	98,032
Mirvac Group	88,203	139,836
Morguard Real Estate Investment Trust	9,384	134,184
Mori Hills REIT Investment Corp.	20	27,526
Mori Trust Sogo Reit, Inc.	15	29,581
Nippon Accommodations Fund, Inc.	8	31,152
Nippon Building Fund, Inc.	40	198,880
Nippon Prologis REIT, Inc.	30	64,929
Nomura Real Estate Office Fund, Inc.	5	22,938
Nomura Real Estate Residential Fund, Inc.	10	56,489

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Northern Property Real Estate Investment Trust	1,729	$35,829
Novion Property Group	75,470	147,032
Orix JREIT, Inc.	43	63,600
OUE Hospitality Trust	143,500	105,630
Parkway Life Real Estate Investment Trust	29,000	53,641
Precinct Properties New Zealand Ltd.	22,735	19,992
Premier Investment Corp.	28	155,595
Property for Industry Ltd.	45,300	54,665
Pure Industrial Real Estate Trust	21,619	90,670
Redefine International PLC	27,826	25,080
Regal Real Estate Investment Trust	56,000	16,689
Reit 1 Ltd.	25,522	76,689
RioCan Real Estate Investment Trust	4,163	102,627
Segro PLC	30,608	201,788
Sekisui House SI Residential Investment Corp.	40	44,422
Shaftesbury PLC	14,973	193,282
Shopping Centres Australasia Property Group	72,460	121,735
Starhill Global REIT	29,000	19,157
Stockland	71,386	249,997
Suntec Real Estate Investment Trust	63,000	84,187
Tokyu REIT, Inc.	40	53,848
Top REIT, Inc.	8	34,495
Unibail-Rodamco SE	2,633	727,276
United Urban Investment Corp.	84	133,577
Vital Healthcare Property Trust	47,607	60,530
Warehouses De Pauw S.C.A.	601	47,667
Wereldhave N.V.	2,092	134,135
Westfield Corp.	47,903	357,054
Workspace Group PLC	7,149	92,724
		12,966,659
Real Estate Management & Development – 2.8%
Aeon Mall Co., Ltd.	2,190	40,993
Africa Israel Properties Ltd.	2,839	44,013
Airport City Ltd.*	5,200	54,923
Allreal Holding AG (Registered)*	1,119	160,164
Amot Investments Ltd.	8,298	28,091

	Shares	Value
Real Estate Management & Development – (continued)
Ascendas India Trust	132,000	$89,193
Aspial Corp. Ltd.	169,000	49,122
Atrium European Real Estate Ltd.*	1,234	6,056
Atrium Ljungberg AB, Class B	1,034	15,082
Aveo Group	21,223	46,369
Azrieli Group	639	27,553
Bayside Land Corp.	252	83,156
Brookfield Asset Management, Inc., Class A	15,382	825,072
Bukit Sembawang Estates Ltd.	23,500	91,371
CA Immobilien Anlagen AG*	6,707	122,127
Capital & Counties Properties PLC	22,950	139,310
CapitaLand Ltd.	90,000	250,727
Castellum AB	1,191	18,570
Chinese Estates Holdings Ltd.	7,000	21,719
City Developments Ltd.	2,300	18,528
Citycon Oyj*	15,390	49,908
CK Hutchison Holdings Ltd.	37,000	804,332
CLS Holdings PLC*	4,338	122,262
Conwert Immobilien Invest SE*	3,153	39,889
Countrywide PLC	13,288	107,207
Daejan Holdings PLC	701	58,441
Daibiru Corp.	400	3,958
Daikyo, Inc.	2,000	3,025
Daito Trust Construction Co., Ltd.	1,500	175,169
Daiwa House Industry Co., Ltd.	16,500	369,240
Deutsche Annington Immobilien SE	8,000	269,515
Deutsche Euroshop AG	3,840	191,759
Deutsche Wohnen AG	8,072	212,107
Emperor International Holdings Ltd.	148,000	36,660
Fabege AB	12,557	191,430
Far East Consortium International Ltd.	231,000	109,671
Far East Orchard Ltd.	26,876	34,900
Fastighets AB Balder, Class B*	7,006	124,928
First Capital Realty, Inc.	1,846	30,481
FirstService Corp.	704	45,905
Foxtons Group PLC	11,073	37,436
Fragrance Group Ltd.	287,000	44,419
Gazit-Globe Ltd.	475	6,284
Global Logistic Properties Ltd.	105,000	217,999
Goldcrest Co., Ltd.	1,000	19,763
Grainger PLC	22,537	73,458

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Great Eagle Holdings Ltd.	8,281	$30,608
GuocoLand Ltd.	20,000	28,689
Hang Lung Group Ltd.	16,000	84,839
Hang Lung Properties Ltd.	47,000	159,170
Heiwa Real Estate Co., Ltd.	4,900	66,865
Hemfosa Fastigheter AB*	4,925	113,831
Henderson Land Development Co., Ltd.	31,627	254,203
HKR International Ltd.	118,400	67,211
Ho Bee Land Ltd.	8,000	14,012
Hufvudstaden AB, Class A	6,032	83,433
Hulic Co., Ltd.	8,800	94,787
Hysan Development Co., Ltd.	19,000	88,000
IMMOFINANZ AG*	1,419	4,258
Inmobiliaria Colonial S.A.*	105,686	72,477
Jerusalem Economy Ltd.	3,682	14,094
Jerusalem Oil Exploration*	1,144	43,524
Jowa Holdings Co., Ltd.	2,000	81,390
K Wah International Holdings Ltd.	280,365	162,407
Kabuki-Za Co., Ltd.	1,000	41,740
Kenedix, Inc.	6,700	26,818
Kerry Properties Ltd.	11,500	47,032
Killam Properties, Inc.	5,663	50,587
Klovern AB, Class A	13,379	14,981
Kowloon Development Co., Ltd.	118,000	151,018
Kungsleden AB	33,087	240,713
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,000	60,959
LEG Immobilien AG*	3,618	281,115
Lend Lease Group	12,738	161,256
Leopalace21 Corp.*	7,900	45,814
Melcor Developments Ltd.	2,483	35,690
Melisron Ltd.	1,917	73,528
Mitsubishi Estate Co., Ltd.	30,382	716,708
Mitsui Fudosan Co., Ltd.	24,000	714,264
Mobimo Holding AG (Registered)*	675	150,288
Morguard Corp.	1,505	192,615
New World Development Co., Ltd.	92,533	122,961
Nexity S.A.	4,117	180,703
Nomura Real Estate Holdings, Inc.	5,800	118,355

	Shares	Value
Real Estate Management & Development – (continued)
Norstar Holdings, Inc.	2,107	$57,477
NTT Urban Development Corp.	3,200	33,612
Open House Co., Ltd.	3,600	92,504
Oxley Holdings Ltd.	92,000	35,423
Polytec Asset Holdings Ltd.	95,000	13,482
PSP Swiss Property AG (Registered)*	2,925	272,238
Raysum Co., Ltd.*	628	6,087
Relo Holdings, Inc.	227	18,703
Sagax AB, Class B	12,152	84,042
Savills PLC	29,301	373,060
Sinarmas Land Ltd.	32,000	17,032
Sino Land Co., Ltd.	104,742	185,129
Sponda Oyj	28,892	126,133
St. Modwen Properties PLC	27,954	186,869
Sumitomo Real Estate Sales Co., Ltd.	1,100	30,058
Sumitomo Realty & Development Co., Ltd.	9,000	349,110
Sun Frontier Fudousan Co., Ltd.	1,000	9,610
Sun Hung Kai Properties Ltd.	45,435	756,747
Sunshine 100 China Holdings Ltd.(a) *	196,000	97,100
Swire Pacific Ltd.	42,500	107,578
Swire Pacific Ltd., Class A	19,000	257,136
Swire Properties Ltd.	45,800	157,765
Swiss Prime Site AG (Registered)*	4,029	353,489
TAG Immobilien AG	22,206	284,661
TOC Co., Ltd.	2,600	19,901
Tokyo Tatemono Co., Ltd.	14,000	102,131
Tokyu Fudosan Holdings Corp.	16,400	122,243
UK Commercial Property Trust Ltd.	67,970	95,783
The UNITE Group PLC	26,179	240,981
UOL Group Ltd.	9,289	55,963
Wallenstam AB, Class B	4,663	78,514
The Wharf Holdings Ltd.	26,000	188,011
Wheelock & Co., Ltd.	24,000	135,619
Wheelock Properties Singapore Ltd.	28,000	40,587
Wihlborgs Fastigheter AB	6,325	122,329
Wing Tai Holdings Ltd.	22,000	32,554
Yoma Strategic Holdings Ltd.*	118,666	45,691
		15,588,580

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – 1.5%
Asciano Ltd.	27,135	$141,472
Aurizon Holdings Ltd.	52,652	201,417
Canadian National Railway Co.	21,960	1,412,329
Canadian Pacific Railway Ltd.	4,680	888,785
Central Japan Railway Co.	3,700	663,353
ComfortDelGro Corp. Ltd.	36,000	83,440
DSV A/S	5,807	201,675
East Japan Railway Co.	7,900	699,428
Firstgroup PLC*	253,935	388,479
Fukuyama Transporting Co., Ltd.	5,000	28,453
Go-Ahead Group PLC	5,461	207,287
Hankyu Hanshin Holdings, Inc.	27,000	163,349
Hitachi Transport System Ltd.	4,700	76,036
Keikyu Corp.	10,000	79,636
Keio Corp.	17,000	131,545
Keisei Electric Railway Co., Ltd.	3,000	35,623
Kintetsu Group Holdings Co., Ltd.	51,000	181,123
MTR Corp. Ltd.	46,166	227,520
Nagoya Railroad Co., Ltd.	14,000	55,452
Nankai Electric Railway Co., Ltd.	15,000	71,948
National Express Group PLC	76,482	337,909
Nippon Express Co., Ltd.	16,000	92,254
Nippon Konpo Unyu Soko Co., Ltd.	12,000	211,782
Nishi-Nippon Railroad Co., Ltd.	1,000	4,387
Northgate PLC	8,493	84,183
Odakyu Electric Railway Co., Ltd.	17,000	171,463
Sankyu, Inc.	13,669	64,421
Seino Holdings Co., Ltd.	2,000	23,030
Senko Co., Ltd.	16,000	101,345
Sixt SE	3,557	170,991
Sixt SE (Preference)	5,358	197,529
SMRT Corp. Ltd.	17,000	21,626
Sotetsu Holdings, Inc.	1,000	4,755
Stagecoach Group PLC	834	4,654
Tobu Railway Co., Ltd.	20,000	95,429
Tokyu Corp.	33,000	220,331
TransForce, Inc.	2,300	51,744
Transport International Holdings Ltd.	47,200	117,648
West Japan Railway Co.	4,900	271,922
		8,185,753

	Shares	Value
Semiconductors & Semiconductor Equipment – 0.9%
Advantest Corp.	2,300	$27,234
AIXTRON SE*	12,268	81,478
ams AG	5,405	295,663
ARM Holdings PLC	38,436	658,001
ASM International N.V.	5,014	243,868
ASM Pacific Technology Ltd.	5,000	55,992
ASML Holding N.V.	9,379	1,016,387
CSR PLC	11,056	149,515
Dialog Semiconductor PLC*	4,862	220,975
Disco Corp.	300	27,476
EZchip Semiconductor Ltd.*	1,400	27,244
Imagination Technologies Group PLC*	14,747	44,532
Infineon Technologies AG	30,017	355,864
Melexis N.V.	996	61,484
Micronics Japan Co., Ltd.	1,200	36,901
Nordic Semiconductor ASA*	4,579	34,940
Nuflare Technology, Inc.	1,000	42,868
REC Silicon ASA*	169,025	47,328
Rohm Co., Ltd.	2,200	153,322
Sanken Electric Co., Ltd.	10,475	80,267
SCREEN Holdings Co., Ltd.	9,000	61,369
Shindengen Electric Manufacturing Co., Ltd.	19,000	97,644
Shinko Electric Industries Co., Ltd.	19,100	153,062
STMicroelectronics N.V.	15,663	124,964
Sumco Corp.	600	9,150
Tokyo Electron Ltd.	4,500	248,182
Tokyo Seimitsu Co., Ltd.	10,400	225,433
Tower Semiconductor Ltd.*	9,626	146,739
Ulvac, Inc.*	10,100	172,680
Xinyi Solar Holdings Ltd.	222,000	78,190
		4,978,752
Software – 1.0%
Allot Communications Ltd.*	3,000	26,610
AVEVA Group PLC	4,095	106,414
Capcom Co., Ltd.	10,700	200,284
COLOPL, Inc.	1,000	20,657
Computer Modelling Group Ltd.	1,600	17,582
Constellation Software, Inc.	380	148,392
Dassault Systemes	3,556	274,146
The Descartes Systems Group, Inc.*	4,000	59,872

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Fidessa Group PLC	4,237	$145,460
Fuji Soft, Inc.	3,900	79,486
Gemalto N.V.	1,865	173,664
GungHo Online Entertainment, Inc.	6,700	27,546
IGG, Inc.	68,000	59,305
Justsystems Corp.*	3,600	22,743
Koei Tecmo Holdings Co., Ltd.	1,200	18,290
Konami Corp.	1,500	27,689
Micro Focus International PLC	12,335	238,275
Monitise PLC*	137,710	29,099
Nexon Co., Ltd.	2,100	26,726
NICE-Systems Ltd.	1,452	88,199
Nintendo Co., Ltd.	2,600	441,481
NSD Co., Ltd.	6,380	92,818
OBIC Business Consultants Ltd.	1,000	37,603
Open Text Corp.	3,844	193,461
Oracle Corp.	200	9,142
Playtech PLC	4,162	52,575
The Sage Group PLC	34,650	258,787
SAP SE	23,465	1,786,131
Silverlake Axis Ltd.	47,000	45,064
SimCorp A/S	4,729	163,314
Software AG	3,343	97,134
Square Enix Holdings Co., Ltd.	1,800	38,055
Temenos Group AG (Registered)*	6,989	254,376
Trend Micro, Inc.	2,500	84,921
UBISOFT Entertainment*	10,643	196,004
Xero Ltd.*	1,674	25,363
		5,566,668
Specialty Retail – 1.4%
ABC-Mart, Inc.	400	22,863
Adastria Holdings Co., Ltd.	1,110	33,716
Alpen Co., Ltd.	2,600	42,453
AOKI Holdings, Inc.	8,800	122,143
Aoyama Trading Co., Ltd.	500	17,318
AP Eagers Ltd.	1,953	13,710
Autobacs Seven Co., Ltd.	1,400	21,877
AutoCanada, Inc.	1,200	39,579
Automotive Holdings Group Ltd.	41,063	138,299
Bic Camera, Inc.	4,100	40,907
Chiyoda Co., Ltd.	2,800	60,155

	Shares	Value
Specialty Retail – (continued)
Chow Sang Sang Holdings International Ltd.	68,000	$156,684
Chow Tai Fook Jewellery Group Ltd.	16,000	19,404
Clas Ohlson AB, Class B	5,888	100,832
DCM Holdings Co., Ltd.	16,100	134,402
Delek Automotive Systems Ltd.	1,942	23,573
Dixons Carphone PLC	37,502	244,529
Dufry AG (Registered)*	2,149	317,453
Dunelm Group PLC	6,623	91,703
EDION Corp.	21,300	155,563
Esprit Holdings Ltd.	30,800	29,246
Fast Retailing Co., Ltd.	1,400	553,297
FF Group*	230	6,933
Fielmann AG	1,325	90,390
Geo Holdings Corp.	4,100	44,710
Giordano International Ltd.	280,000	140,160
Gulliver International Co., Ltd.	10,200	79,609
Halfords Group PLC	18,769	131,179
Hennes & Mauritz AB, Class B	23,679	942,300
Hikari Tsushin, Inc.	400	26,740
Howden Joinery Group PLC	18,688	133,887
Inditex S.A.	29,485	947,405
JB Hi-Fi Ltd.	9,404	145,307
Jin Co., Ltd.	900	34,746
Joshin Denki Co., Ltd.	6,000	48,082
Joyful Honda Co., Ltd.	2,100	82,126
JUMBO S.A.	730	7,517
Kathmandu Holdings Ltd.	10,675	11,622
Kingfisher PLC	46,792	252,611
Komeri Co., Ltd.	1,300	29,407
K’s Holdings Corp.	700	23,398
Leon’s Furniture Ltd.	900	11,458
L’Occitane International S.A.	8,750	25,795
Luk Fook Holdings International Ltd.	63,672	199,613
Mekonomen AB	1,344	33,397
Michael Hill International Ltd.	24,521	22,029
Nishimatsuya Chain Co., Ltd.	9,400	87,268
Nitori Holdings Co., Ltd.	2,200	169,499
OSIM International Ltd.	10,000	15,326
Pal Co., Ltd.	1,700	54,692
Pets at Home Group PLC	33,504	134,382

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Premier Investments Ltd.	9,895	$99,900
RONA, Inc.	13,711	179,757
Sa Sa International Holdings Ltd.	26,000	13,250
Sanrio Co., Ltd.	1,200	32,289
Shimachu Co., Ltd.	1,400	36,208
Shimamura Co., Ltd.	500	49,971
Sports Direct International PLC*	3,304	31,429
Super Retail Group Ltd.	39,234	305,745
SuperGroup PLC*	1,528	24,186
T-Gaia Corp.	3,400	46,197
Tsutsumi Jewelry Co., Ltd.	500	11,899
United Arrows Ltd.	200	6,159
USS Co., Ltd.	3,500	61,887
VT Holdings Co., Ltd.	19,400	97,430
WH Smith PLC	11,791	260,019
Workman Co., Ltd.	1,200	64,026
World Duty Free SpA*	9,479	106,323
Xebio Co., Ltd.	7,200	126,648
Yamada Denki Co., Ltd.	23,500	96,419
Yellow Hat Ltd.	4,800	106,252
		8,067,288
Technology Hardware, Storage & Peripherals – 0.6%
Blackberry Ltd.*	12,242	123,810
Brother Industries Ltd.	9,300	149,133
Canon, Inc.	28,300	1,012,859
FUJIFILM Holdings Corp.	13,500	511,594
Hitachi Maxell Ltd.	9,400	152,150
Japan Digital Laboratory Co., Ltd.	4,716	71,763
Konica Minolta, Inc.	9,200	102,171
Logitech International S.A. (Registered)	11,233	169,652
NEC Corp.	72,000	241,865
Neopost S.A.	2,207	106,230
Ricoh Co., Ltd.	17,400	181,750
Riso Kagaku Corp.	3,800	62,905
Seiko Epson Corp.	9,200	161,521
Toshiba TEC Corp.	5,000	27,785
Wacom Co., Ltd.	16,500	86,174
Wincor Nixdorf AG	6,527	248,341
Yunbo Digital Synergy Group Ltd.*	46,000	27,358
		3,437,061

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
adidas AG	5,050	$415,467
Asics Corp.	3,500	89,789
Brunello Cucinelli SpA	820	15,179
Burberry Group PLC	11,703	313,651
Christian Dior SE	1,537	301,400
Cie Financiere Richemont S.A. (Registered)	14,041	1,253,634
Delta-Galil Industries Ltd.	1,795	55,981
Descente Ltd.	2,800	36,009
Gerry Weber International AG	1,179	38,716
Gildan Activewear, Inc.	8,038	253,765
Global Brands Group Holding Ltd.*	528,000	108,309
Gunze Ltd.	2,000	5,398
Hermes International	766	289,304
HUGO BOSS AG	1,160	143,242
The Japan Wool Textile Co., Ltd.	13,000	97,769
Kering	1,935	357,872
Li & Fung Ltd.	186,000	189,812
Luxottica Group SpA	4,277	282,763
LVMH Moet Hennessy Louis Vuitton SE	6,954	1,220,275
Moncler SpA	3,061	54,537
Onward Holdings Co., Ltd.	1,000	6,727
Pacific Textiles Holdings Ltd.	61,000	84,679
Pandora A/S	3,168	327,978
Puma SE	125	25,472
Safilo Group SpA*	5,889	85,918
Salvatore Ferragamo SpA	939	29,293
Samsonite International S.A.	27,300	99,850
Seiko Holdings Corp.	34,000	181,549
Seiren Co., Ltd.	14,700	128,734
Stella International Holdings Ltd.	14,000	37,930
The Swatch Group AG	765	343,266
The Swatch Group AG (Registered)	2,277	200,869
Ted Baker PLC	3,254	142,617
Texwinca Holdings Ltd.	138,000	134,063
Tod’s SpA	231	21,277
TSI Holdings Co., Ltd.	4,800	32,890
Wacoal Holdings Corp.	3,000	33,417
Yondoshi Holdings, Inc.	1,400	30,838

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Yue Yuen Industrial Holdings Ltd.	12,500	$47,574
		7,517,813
Thrifts & Mortgage Finance – 0.2%
Aareal Bank AG	5,046	218,256
Equitable Group, Inc.	2,467	124,445
First National Financial Corp.	2,172	40,472
Genworth MI Canada, Inc.	1,000	29,020
Home Capital Group, Inc.	1,940	76,271
The Paragon Group of Cos. PLC	73,449	482,079
		970,543
Tobacco – 0.9%
British American Tobacco PLC	48,590	2,682,544
Imperial Tobacco Group PLC	26,281	1,289,164
Japan Tobacco, Inc.	27,800	978,239
Swedish Match AB	4,950	152,228
		5,102,175
Trading Companies & Distributors – 1.5%
AddTech AB, Class B	4,329	56,897
Ashtead Group PLC	11,252	194,702
BayWa AG	3,035	114,099
Brenntag AG	4,056	244,746
Bunzl PLC	8,505	240,358
Cramo Oyj	6,345	118,380
Diploma PLC	9,677	118,226
Finning International, Inc.	4,951	101,043
Grafton Group PLC	20,187	255,624
Hanwa Co., Ltd.	45,000	186,889
Inaba Denki Sangyo Co., Ltd.	2,870	104,085
Inabata & Co., Ltd.	4,600	48,472
Indutrade AB	3,354	163,877
ITOCHU Corp.	43,300	535,506
Iwatani Corp.	6,992	47,501
Japan Pulp & Paper Co., Ltd.	9,000	24,743
Kanamoto Co., Ltd.	1,123	32,891
Kanematsu Corp.	79,000	124,768
Kuroda Electric Co., Ltd.	4,500	80,847
Marubeni Corp.	48,000	298,340
MISUMI Group, Inc.	2,700	101,868
Mitani Corp.	2,800	60,226

	Shares	Value
Trading Companies & Distributors – (continued)
Mitsubishi Corp.	39,600	$857,222
Mitsui & Co., Ltd.	41,300	579,967
MonotaRO Co., Ltd.	400	13,872
Nagase & Co., Ltd.	4,900	65,145
Nippon Steel & Sumikin Bussan Corp.	26,000	89,296
Nishio Rent All Co., Ltd.	1,100	31,345
Noble Group Ltd.	184,900	120,749
Ramirent Oyj	14,674	112,963
Rexel S.A.	60,202	1,135,341
Richelieu Hardware Ltd.	424	22,053
Russel Metals, Inc.	13,011	296,474
Seven Group Holdings Ltd.	1,044	6,061
SIG PLC	119,320	355,912
Sojitz Corp.	32,000	62,839
Sumitomo Corp.	24,800	293,965
Summit Ascent Holdings Ltd.*	56,000	32,728
Toromont Industries Ltd.	3,049	79,066
Toyota Tsusho Corp.	5,600	144,598
Travis Perkins PLC	8,608	274,885
Trusco Nakayama Corp.	3,300	111,406
Wajax Corp.	3,829	80,705
Wakita & Co., Ltd.	2,000	19,938
Wolseley PLC	7,217	429,433
Yamazen Corp.	6,900	61,637
Yuasa Trading Co., Ltd.	3,500	77,446
		8,609,134
Transportation Infrastructure – 0.5%
Abertis Infraestructuras S.A.	11,570	213,465
Aeroports de Paris	1,353	166,544
Ansaldo STS SpA	8,217	87,380
ASTM SpA	7,835	111,588
Atlantia SpA	9,318	262,494
Auckland International Airport Ltd.	8,195	28,763
BBA Aviation PLC	44,787	236,281
Flughafen Wien AG	215	19,273
Flughafen Zuerich AG (Registered)	228	177,528
Fraport AG Frankfurt Airport Services Worldwide	267	16,937
Groupe Eurotunnel SE (Registered)	16,769	268,610
Hamburger Hafen und Logistik AG	2,488	54,838

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Hong Kong Aircraft Engineering Co., Ltd.	2,800	$30,651
Hutchison Port Holdings Trust, Class U	198,100	133,717
Japan Airport Terminal Co., Ltd.	500	28,370
Kamigumi Co., Ltd.	10,000	100,192
Macquarie Atlas Roads Group	32,243	82,907
Mitsubishi Logistics Corp.	3,000	46,503
Port of Tauranga Ltd.	3,261	41,611
Qube Holdings Ltd.	17,123	37,681
SATS Ltd.	19,000	45,759
SIA Engineering Co., Ltd.	5,000	15,817
Societa Iniziative Autostradali e Servizi SpA	1,647	19,028
The Sumitomo Warehouse Co., Ltd.	11,000	62,413
Sydney Airport	31,972	135,925
Transurban Group	47,314	370,204
Westshore Terminals Investment Corp.	134	3,530
		2,798,009
Water Utilities – 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	27,784
Hyflux Ltd.	15,000	10,928
Pennon Group PLC	10,244	135,071
Severn Trent PLC	6,123	199,952
United Utilities Group PLC	17,371	259,207
		632,942
Wireless Telecommunication Services – 1.4%
Cellcom Israel Ltd.*	6,261	28,860
Drillisch AG	2,592	120,158
Freenet AG	26,941	877,436
Japan Communications, Inc.*	9,700	36,070
KDDI Corp.	46,900	1,113,027
M1 Ltd.	7,000	18,814
Millicom International Cellular S.A. (SDR)	1,532	119,436
Mobistar S.A.*	6,133	116,830
NTT DOCOMO, Inc.	38,300	680,099
Okinawa Cellular Telephone Co.	2,600	79,736

	Shares	Value
Wireless Telecommunication Services – (continued)
Partner Communications Co., Ltd.*	4,710	$11,971
Rogers Communications, Inc., Class B	10,460	372,199
SmarTone Telecommunications Holdings Ltd.	45,240	82,645
SoftBank Corp.	24,541	1,539,067
StarHub Ltd.	9,000	28,742
Tele2 AB, Class B	11,905	158,822
Vodafone Group PLC	676,783	2,397,827
		7,781,739
Total Common Stocks (Cost $534,937,315)		556,955,702
	No. of Rights
RIGHTS – 0.0%†
Cofinimmo S.A., expiring 05/06/15 at 95.00 EUR*	1,464	869
Constellation Software, Inc., expiring 09/15/15 at 115.00 CAD*	380	113
Haitong International Securities Group Ltd., expiring 05/15/15 at 3.50 HKD* ^	84,000	55,811
Optimal Payments PLC, expiring 05/01/15 at 166.00 GBP*	20,300	43,363
UnipolSai SpA, expiring 05/15/15 at 228.27 EUR* ^	42,674	—
UnipolSai SpA, expiring 05/15/15 at 2.24 EUR* ^	42,674	—
Total Rights (Cost $42,485)		100,156
Total Investment Securities (Cost $534,979,800) – 98.8%		557,055,858
Other assets less liabilities – 1.2%		6,898,235
NET ASSETS – 100.0%		$563,954,093

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $353,276 or 0.06% of net assets.

†	Amount represents less than 0.05%.

(a)	Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CDI – CHESS Depositary Interest

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,452,126
Aggregate gross unrealized depreciation	(30,466,117)
Net unrealized appreciation	$19,986,009
Federal income tax cost of investments	$537,069,849

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	54	06/19/15	$2,158,986	$(11,119)
FTSE 100® Index Futures Contracts	14	06/19/15	1,490,740	40,091
Hang Seng Index Futures Contract	1	05/28/15	181,295	1,364
Nikkei 225 Index Futures Contracts	16	06/11/15	1,306,259	37,430
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	06/18/15	876,483	23,228
SPI 200® Index Futures Contracts	6	06/18/15	681,125	(10,066)
				$80,928

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CHF	61,230	UBS AG	USD	60,972	06/17/15	$4,490
CHF	278,696	Bank of New York	USD	290,000	06/17/15	7,958
DKK	459,137	Morgan Stanley	USD	65,364	06/17/15	3,688
EUR	296,107	Citibank N.A.	USD	320,000	06/17/15	11,994
EUR	221,198	Morgan Stanley	USD	234,320	06/17/15	13,687
EUR	258,078	UBS AG	USD	280,000	06/17/15	9,357
GBP	214,375	Morgan Stanley	USD	317,229	06/17/15	12,110
JPY	19,136,923	Morgan Stanley	USD	157,971	06/17/15	2,023
SEK	1,056,112	Morgan Stanley	USD	122,366	06/17/15	4,221
USD	30,772	Morgan Stanley	AUD	40,410	06/17/15	(1,022)
USD	29,398	Morgan Stanley	CAD	37,576	06/17/15	(1,605)
USD	260,000	Citibank N.A.	CHF	253,003	06/17/15	(10,489)

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	130,000	Citibank N.A.	GBP	87,169	06/17/15	$(3,916)
USD	90,000	Citibank N.A.	HKD	698,468	06/17/15	(112)
USD	20,127	Morgan Stanley	HKD	156,306	06/17/15	(39)
USD	180,318	Citibank N.A.	ILS	722,552	06/17/15	(6,711)
USD	64,618	Morgan Stanley	NOK	533,926	06/17/15	(6,144)
USD	70,299	Morgan Stanley	SGD	97,959	06/17/15	(3,594)
						$35,896

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	6.0%
Austria	0.2
Belgium	1.2
Canada	8.8
Denmark	1.6
Finland	0.9
France	8.3
Germany	7.8
Greece	0.1
Hong Kong	3.0
Ireland	0.4
Israel	0.6
Italy	2.2
Japan	20.8
Netherlands	2.5
New Zealand	0.2
Norway	0.9
Portugal	0.2
Singapore	1.6
Spain	2.8
Sweden	2.7
Switzerland	7.4
United Kingdom	18.6
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	1,645	$8,578
AviChina Industry & Technology Co., Ltd., Class H	92,000	104,686
Embraer S.A.	23,200	181,946
Korea Aerospace Industries Ltd.	930	56,911
		352,121
Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	579	127,466
Integer.pl S.A.*	265	11,014
Kerry TJ Logistics Co., Ltd.	6,000	7,964
POS Malaysia Bhd	44,300	63,312
Sinotrans Ltd., Class H	92,000	70,622
		280,378
Airlines – 0.6%
Air China Ltd., Class H	88,000	106,266
AirAsia Bhd	41,900	26,706
AirAsia X Bhd*	69,000	7,943
Asiana Airlines, Inc.*	11,233	80,475
China Airlines Ltd.*	139,000	73,980
China Eastern Airlines Corp. Ltd., Class H*	52,000	40,185
China Southern Airlines Co., Ltd., Class H	550,000	538,565
Eva Airways Corp.*	51,627	40,710
Garuda Indonesia Persero Tbk PT*	449,616	20,638
Grupo Aeromexico SAB de CV*	49,700	87,973
Hanjin Kal Corp.	3,954	121,534
Korean Air Lines Co., Ltd.*	1,390	59,386
Latam Airlines Group S.A.*	11,772	112,654
Pegasus Hava Tasimaciligi A/S*	763	7,530
Thai Airways International PCL (NVDR)*	90,620	34,637
Turk Hava Yollari AO*	25,544	84,792
		1,443,974
Auto Components – 1.1%
Actron Technology Corp.	3,000	11,853

	Shares	Value
Auto Components – (continued)
Apollo Tyres Ltd.	7,111	$19,402
Astra Otoparts Tbk PT	86,500	20,720
AtlasBX Co., Ltd.*	2,018	75,863
Balkrishna Industries Ltd.	4,918	60,090
Bharat Forge Ltd.	3,546	70,052
Bosch Ltd.	313	110,898
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	18,400
Cheng Shin Rubber Industry Co., Ltd.	64,400	154,345
Dae Won Kang Up Co., Ltd.	3,874	23,598
Depo Auto Parts Ind Co., Ltd.	9,000	41,582
Exide Industries Ltd.	15,469	41,781
Federal Corp.	14,040	8,298
Global & Yuasa Battery Co., Ltd.	2,101	107,794
Halla Holdings Corp.	1,850	119,594
Halla Visteon Climate Control Corp.	1,655	62,371
Hankook Tire Co., Ltd.	2,753	115,821
Hota Industrial Manufacturing Co., Ltd.	18,537	46,908
Hu Lane Associate, Inc.	8,000	40,750
Hyundai Mobis Co., Ltd.	2,706	596,986
Hyundai Wia Corp.	629	89,480
Kenda Rubber Industrial Co., Ltd.	15,365	30,102
Kumho Tire Co., Inc.*	1,940	17,681
Macauto Industrial Co., Ltd.	5,000	20,081
Mahle-Metal Leve S.A.	2,700	18,384
Minth Group Ltd.	20,000	50,212
Motherson Sumi Systems Ltd.	7,375	58,539
Nan Kang Rubber Tire Co., Ltd.	4,000	4,121
Nexen Tire Corp.	650	7,913
Pyeong Hwa Automotive Co., Ltd.*	3,392	56,322
S&T Motiv Co., Ltd.	2,070	122,423
SL Corp.	3,654	63,911
Sri Trang Agro-Industry PCL (NVDR)	103,038	40,321
Sungwoo Hitech Co., Ltd.	2,406	25,362
Tong Yang Industry Co., Ltd.	33,400	39,697
Tung Thih Electronic Co., Ltd.	6,000	27,428

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Weifu High-Technology Group Co., Ltd., Class B	14,100	$65,960
Xinchen China Power Holdings Ltd.*	58,000	27,986
Xingda International Holdings Ltd.	296,000	96,233
		2,609,262
Automobiles – 1.9%
Astra International Tbk PT	824,100	435,494
Bajaj Auto Ltd.	3,355	102,932
Brilliance China Automotive Holdings Ltd.	126,000	237,333
Byd Co., Ltd., Class H	25,000	152,074
China Motor Corp.	4,000	3,396
Chongqing Changan Automobile Co., Ltd., Class B	31,300	102,568
Dongfeng Motor Group Co., Ltd., Class H	104,000	173,621
DRB-Hicom Bhd	22,700	11,983
Ford Otomotiv Sanayi A/S	2,839	35,074
Geely Automobile Holdings Ltd.	200,000	113,015
Great Wall Motor Co., Ltd., Class H	39,500	301,429
Guangzhou Automobile Group Co., Ltd., Class H	92,000	100,295
Hero MotoCorp Ltd.	3,989	146,264
Hyundai Motor Co.	5,625	886,777
Hyundai Motor Co. (Preference)	3,258	364,680
Jiangling Motors Corp. Ltd., Class B	4,900	26,304
Kandi Technologies Group, Inc.*	4,351	52,517
Kia Motors Corp.	10,464	484,155
Mahindra & Mahindra Ltd.	3,709	66,863
Mahindra & Mahindra Ltd. (GDR)	9,087	163,566
Oriental Holdings Bhd	3,900	8,552
Sanyang Motor Co., Ltd.*	14,000	12,457
Ssangyong Motor Co.*	2,570	24,333
TAN Chong Motor Holdings Bhd	101,500	85,498
Tata Motors Ltd.	9,620	76,980

	Shares	Value
Automobiles – (continued)
Tata Motors Ltd. (ADR)	3,631	$149,561
Tata Motors Ltd., Class A	15,255	74,624
Tofas Turk Otomobil Fabrikasi A/S	5,005	30,683
TVS Motor Co., Ltd.	6,454	23,945
UMW Holdings Bhd	17,700	52,879
Yulon Motor Co., Ltd.	27,000	35,308
Yulon Nissan Motor Co., Ltd.	2,000	20,799
		4,555,959
Banks – 14.0%
Affin Holdings Bhd	15,210	12,428
Agricultural Bank of China Ltd., Class H	848,000	479,186
Akbank TAS	38,442	111,943
Akbank TAS (ADR)	18,738	108,493
Albaraka Turk Katilim Bankasi A/S	106,600	68,937
Alior Bank S.A.*	1,395	34,014
Allahabad Bank*	36,024	58,561
Alliance Financial Group Bhd	36,900	49,110
AMMB Holdings Bhd	75,200	137,034
Andhra Bank	29,311	35,257
Attijariwafa Bank	3,301	122,412
Banco Bradesco S.A.	29,880	300,190
Banco Bradesco S.A. (Preference)	99,139	1,063,768
Banco de Bogota S.A.	1,029	26,972
Banco de Chile	950,478	109,241
Banco de Credito e Inversiones	1,041	51,899
Banco do Brasil S.A.	33,000	288,181
Banco do Estado do Rio Grande do Sul S.A. (Preference), Class B	58,000	219,503
Banco Santander Brasil S.A.	18,400	99,882
Banco Santander Chile	2,176,418	117,172
Bancolombia S.A.	9,868	107,495
Bancolombia S.A. (Preference)	15,227	172,090
Bangkok Bank PCL (NVDR)	21,300	119,536
Bank Bukopin Tbk PT	1,232,000	66,055
Bank Central Asia Tbk PT	485,800	505,007
Bank Danamon Indonesia Tbk PT	128,400	39,325

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Bank Handlowy w Warszawie S.A.	1,046	$33,040
Bank Mandiri Persero Tbk PT	370,000	306,847
Bank Millennium S.A.	14,808	30,075
Bank Negara Indonesia Persero Tbk PT	284,300	140,916
Bank of Ayudhya PCL (NVDR)	70,000	85,469
Bank of China Ltd., Class H	3,144,000	2,161,940
Bank of Chongqing Co., Ltd., Class H	147,077	158,061
Bank of Communications Co., Ltd., Class H	340,000	349,600
Bank of India*	4,806	16,390
Bank of the Philippine Islands	27,208	61,895
Bank Otkritie Financial Corp. PJSC*	9,584	186,145
Bank Pan Indonesia Tbk PT*	119,500	11,985
Bank Pekao S.A.	4,949	257,110
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	845,300	57,060
Bank Rakyat Indonesia Persero Tbk PT	436,000	391,013
Bank Tabungan Negara Persero Tbk PT	1,362,600	117,207
Bank Zachodni WBK S.A.*	1,199	123,518
Banque Centrale Populaire	3,053	70,288
Banregio Grupo Financiero SAB de CV*	18,200	104,241
Barclays Africa Group Ltd.	14,323	228,307
BBVA Banco Continental S.A.	14,986	20,285
BDO Unibank, Inc.	53,290	130,443
BIMB Holdings Bhd	20,880	23,451
BMCE Bank	376	8,521
BNK Financial Group, Inc.	8,759	131,140
BOC Hong Kong Holdings Ltd.	146,000	567,903
Canara Bank	3,605	21,474
Capitec Bank Holdings Ltd.	1,287	60,280
Central Bank of India*	12,441	20,489
Chang Hwa Commercial Bank Ltd.	187,583	114,843
China Banking Corp.	61,341	62,953

	Shares	Value
Banks – (continued)
China CITIC Bank Corp. Ltd., Class H	337,000	$306,516
China Construction Bank Corp., Class H	2,855,300	2,781,202
China Development Financial Holding Corp.	493,000	206,047
China Everbright Bank Co., Ltd., Class H	206,000	140,059
China Merchants Bank Co., Ltd., Class H	184,399	557,873
China Minsheng Banking Corp. Ltd., Class H	242,100	355,444
Chongqing Rural Commercial Bank Co., Ltd., Class H	776,000	694,792
CIMB Group Holdings Bhd	201,511	333,824
City Union Bank Ltd.	32,330	48,051
Commercial International Bank Egypt SAE	35,389	256,580
Corp. Bank	34,080	30,557
Corpbanca S.A.	5,872,737	66,518
Credicorp Ltd.	2,600	396,630
Credit Agricole Egypt SAE	6,376	17,557
CTBC Financial Holding Co., Ltd.	537,775	419,670
DGB Financial Group, Inc.	5,977	67,743
E.Sun Financial Holding Co., Ltd.	216,444	148,414
EnTie Commercial Bank Co., Ltd.	8,000	4,375
Far Eastern International Bank	23,024	8,495
Federal Bank Ltd.	23,970	49,589
First Financial Holding Co., Ltd.	296,296	186,721
Getin Holding S.A.*	107,475	64,025
Getin Noble Bank S.A.*	68,856	34,150
Grupo Aval Acciones y Valores (Preference)	226,683	114,303
Grupo Elektra SAB de CV	1,780	46,504
Grupo Financiero Banorte SAB de CV, Class O	94,200	536,467
Grupo Financiero Inbursa SAB de CV, Class O	93,600	223,201
Grupo Financiero Santander Mexico SAB de CV, Class B	71,200	144,895
Hana Financial Group, Inc.	11,161	330,041
Harbin Bank Co., Ltd., Class H(a)	953,000	374,996

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Hong Leong Bank Bhd	17,800	$70,370
Hong Leong Financial Group Bhd	12,700	57,768
Hua Nan Financial Holdings Co., Ltd.	228,955	140,920
Huishang Bank Corp., Ltd., Class H	46,000	24,747
ICICI Bank Ltd.	35,085	182,924
ICICI Bank Ltd. (ADR)	4,390	47,983
IDBI Bank Ltd.	16,095	18,879
Indian Bank	20,237	44,575
Industrial & Commercial Bank of China Ltd., Class H	2,935,100	2,552,211
Industrial Bank of Korea	8,877	122,556
ING Bank Slaski S.A.	989	38,912
Intercorp Financial Services, Inc.*	845	25,257
Itau Unibanco Holding S.A.	12,100	139,961
Itau Unibanco Holding S.A. (Preference)	109,680	1,411,297
Itausa – Investimentos Itau S.A.	15,481	53,839
Itausa – Investimentos Itau S.A. (Preference)	125,890	447,051
The Jammu & Kashmir Bank Ltd.	70,170	106,114
JB Financial Group Co., Ltd.	22,225	143,882
The Karur Vysya Bank Ltd.	13,817	104,767
Kasikornbank PCL (NVDR)	46,200	294,312
KB Financial Group, Inc.	16,038	612,646
Kiatnakin Bank PCL (NVDR)	115,200	129,301
King’s Town Bank Co., Ltd.	26,000	26,700
Komercni banka A/S	632	140,739
Krung Thai Bank PCL (NVDR)	144,400	87,608
Kwangju Bank*	8,338	62,224
LH Financial Group PCL (NVDR)	290,449	15,859
Malayan Banking Bhd	181,573	469,546
mBank S.A.*	582	75,211
Mega Financial Holding Co., Ltd.	381,002	339,625
Metropolitan Bank & Trust Co.	2,502	5,225
Nedbank Group Ltd.	9,266	199,004
Oriental Bank of Commerce	15,507	49,745
OTP Bank PLC	8,337	185,020

	Shares	Value
Banks – (continued)
Philippine National Bank*	10,223	$17,781
Powszechna Kasa Oszczednosci Bank Polski S.A.	34,598	346,066
Public Bank Bhd	103,400	565,557
RHB Capital Bhd	18,667	41,407
Rizal Commercial Banking Corp.	47,280	48,522
Sberbank of Russia	443,017	660,365
Sberbank of Russia (Preference)*	50,146	48,601
Sekerbank TAS*	127,136	85,069
Shinhan Financial Group Co., Ltd.	16,672	687,409
The Siam Commercial Bank PCL (NVDR)	60,700	292,774
SinoPac Financial Holdings Co., Ltd.	314,767	142,861
Sociedad Matriz del Banco de Chile S.A., Class B	210,189	64,171
Standard Bank Group Ltd.	45,227	660,466
State Bank of India	44,500	188,993
State Bank of India (GDR)	1,914	80,866
Syndicate Bank	38,603	60,352
Ta Chong Bank Ltd.*	70,162	25,200
Taichung Commercial Bank Co., Ltd.	32,925	11,772
Taishin Financial Holding Co., Ltd.	326,945	149,989
Taiwan Business Bank*	46,467	15,324
Taiwan Cooperative Financial Holding Co., Ltd.	233,141	125,987
Thanachart Capital PCL (NVDR)	28,100	28,982
Tisco Financial Group PCL (NVDR)	28,820	39,560
TMB Bank PCL (NVDR)	608,000	47,954
Turkiye Garanti Bankasi A/S	40,505	128,852
Turkiye Garanti Bankasi A/S (ADR)	52,477	168,451
Turkiye Halk Bankasi A/S	25,455	128,933
Turkiye Is Bankasi, Class C	59,890	134,773
Turkiye Sinai Kalkinma Bankasi A/S	12,762	9,637
Turkiye Vakiflar Bankasi TAO, Class D	30,940	54,937

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
UCO Bank	15,547	$15,433
Union Bank of India	5,963	13,500
Union Bank of Taiwan*	27,695	9,947
Union Bank of the Philippines	82,471	122,234
Vijaya Bank	86,000	61,540
VTB Bank OJSC*	141,429,052	179,563
VTB Bank OJSC (GDR)	32,047	79,605
Yapi ve Kredi Bankasi A/S	29,834	46,728
		33,518,758
Beverages – 1.3%
Ambev S.A.	182,409	1,153,190
Anadolu Efes Biracilik ve Malt Sanayii A/S*	7,183	60,414
Arca Continental SAB de CV	13,600	83,446
Carlsberg Brewery Malaysia Bhd, Class B	4,600	17,307
Cia Cervecerias Unidas S.A.	3,548	38,616
Coca-Cola Femsa SAB de CV	17,739	141,730
Coca-Cola Icecek A/S	2,912	49,365
Distell Group Ltd.	563	7,581
Embotelladora Andina S.A. (Preference), Class B	1,848	5,863
Emperador, Inc.	80,700	20,986
Fomento Economico Mexicano SAB de CV*	77,712	703,617
Fraser & Neave Holdings Bhd	6,300	32,796
Guinness Anchor Bhd	3,500	14,348
Hey Song Corp.	19,500	24,545
Hite Jinro Co., Ltd.	590	12,494
Lotte Chilsung Beverage Co., Ltd.	44	97,605
LT Group, Inc.*	162,500	54,373
Muhak Co., Ltd.*	751	25,360
Organizacion Cultiba SAB de CV	22,700	30,442
Tibet 5100 Water Resources Holdings Ltd.	131,000	50,364
Tsingtao Brewery Co., Ltd., Class H	14,000	89,135
United Breweries Ltd.	2,435	35,746
United Spirits Ltd.*	1,549	81,216

	Shares	Value
Beverages – (continued)
Vina Concha y Toro S.A.	60,860	$124,106
Yantai Changyu Pioneer Wine Co., Ltd., Class B	20,571	95,011
		3,049,656
Biotechnology – 0.2%
Biocon Ltd.	5,764	41,078
Cell Biotech Co., Ltd.	1,000	53,918
China Biologic Products, Inc.*	400	38,256
Green Cross Corp.	214	35,334
Medigen Biotechnology Corp.*	4,099	17,734
Medy-Tox, Inc.	156	54,076
Naturalendo Tech Co., Ltd.*	704	22,394
PharmaEngine, Inc.*	2,065	18,677
Seegene, Inc.*	1,252	41,811
Taigen Biopharmaceuticals Holdings Ltd.*	16,000	14,811
Taiwan Liposome Co., Ltd.*	2,340	17,191
ViroMed Co., Ltd.*	1,391	150,519
		505,799
Building Products – 0.2%
Arwana Citramulia Tbk PT	403,500	16,187
China Lesso Group Holdings Ltd.	28,000	20,663
Dynasty Ceramic PCL (NVDR)	172,800	21,177
IS Dongseo Co., Ltd.	630	47,955
Kajaria Ceramics Ltd.	4,439	53,825
KCC Corp.	179	91,838
LG Hausys Ltd.	278	43,308
Sung Kwang Bend Co., Ltd.	5,978	87,551
Sunspring Metal Corp.	21,000	41,004
Taiwan Glass Industry Corp.	26,000	18,677
Trakya Cam Sanayii A/S	18,097	21,783
Xxentria Technology Materials Corp.	7,653	25,113
		489,081
Capital Markets – 1.1%
Administradora de Fondos de Pensiones Habitat S.A.	19,789	30,446
Brait SE*	12,065	91,374
Capital Securities Corp.	29,000	10,747
CETIP S.A. – Mercados Organizados	6,304	72,141

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
China Bills Finance Corp.	71,000	$27,588
China Cinda Asset Management Co., Ltd., Class H*	177,000	105,499
China Everbright Ltd.	36,000	119,595
China Galaxy Securities Co., Ltd., Class H	48,500	79,716
Citadel Capital SAE*	87,421	26,581
CITIC Securities Co., Ltd., Class H	44,000	195,842
Coronation Fund Managers Ltd.	8,546	65,045
Daewoo Securities Co., Ltd.	9,354	147,029
Daishin Securities Co., Ltd.	4,210	55,571
Daishin Securities Co., Ltd. (Preference)	4,660	36,124
Egypt Kuwait Holding Co. SAE	27,785	18,338
Egyptian Financial Group-Hermes Holding Co.*	31,116	58,317
Grupo Financiero Interacciones S.A. de CV, Class O	9,100	57,417
Guotai Junan International Holdings Ltd.	43,600	72,112
Haitong Securities Co., Ltd., Class H	44,400	145,782
HMC Investment Securities Co., Ltd.	6,610	84,167
Hyundai Securities Co., Ltd.	6,570	68,335
Investec Ltd.	9,247	87,465
KIWOOM Securities Co., Ltd.	188	13,399
Korea Investment Holdings Co., Ltd.	2,025	130,341
Macquarie Korea Infrastructure Fund	14,065	103,782
Masterlink Securities Corp.	28,268	10,568
Meritz Securities Co., Ltd.	9,230	54,157
Mirae Asset Securities Co., Ltd.	787	43,608
NH Investment & Securities Co., Ltd.	4,706	65,629
OSK Holdings Bhd	143,500	84,613
President Securities Corp.	43,000	25,764
Religare Enterprises Ltd.*	3,905	22,410
Samsung Securities Co., Ltd.	1,948	119,024
Shinyoung Securities Co., Ltd.*	860	49,498

	Shares	Value
Capital Markets – (continued)
Waterland Financial Holdings Co., Ltd.	57,656	$17,376
Yuanta Financial Holding Co., Ltd.	332,625	193,867
		2,589,267
Chemicals – 3.1%
Aeci Ltd.	15,224	164,869
AK Holdings, Inc.	208	16,493
Alexandria Mineral Oils Co.	958	5,902
Alpek SAB de CV	14,100	18,982
Asia Plastic Recycling Holding Ltd.	34,812	33,532
Asia Polymer Corp.	16,000	11,833
Asian Paints Ltd.	12,733	152,850
Batu Kawan Bhd	4,500	22,971
Bayer CropScience Ltd.	562	33,343
Berger Paints India Ltd.	9,474	31,421
Bloomage BioTechnology Corp. Ltd.	17,500	40,639
Braskem S.A. (Preference), Class A	13,200	54,797
Castrol India Ltd.	2,653	18,506
China BlueChemical Ltd., Class H	573,100	255,823
China Lumena New Materials Corp.* ^	888,000	—
China Man-Made Fiber Corp.*	342,000	122,837
China Petrochemical Development Corp.*	38,700	14,595
China Steel Chemical Corp.	5,000	24,326
China Synthetic Rubber Corp.	27,000	28,828
Ciech S.A.	3,128	50,823
Coromandel International Ltd.	4,734	17,128
Cydsa SAB de CV	32,200	53,705
Dongyue Group Ltd.	354,000	150,713
Eternal Materials Co., Ltd.	20,600	23,542
Everlight Chemical Industrial Corp.	46,562	42,722
Formosa Chemicals & Fibre Corp.	119,980	306,355
Formosa Plastics Corp.	157,440	405,604
Formosan Rubber Group, Inc.	22,000	23,634
Fufeng Group Ltd.	312,600	244,800

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Godrej Industries Ltd.	3,377	$19,202
Grand Pacific Petrochemical	272,000	174,962
Grupa Azoty S.A.	1,225	27,832
Gubre Fabrikalari TAS	34,735	92,838
Hansol Chemical Co., Ltd.	1,000	67,537
Hanwha Chemical Corp.	3,940	63,216
Hanwha Corp.	1,676	66,055
Ho Tung Chemical Corp.*	240,177	69,482
Huabao International Holdings Ltd.	65,000	73,209
Huchems Fine Chemical Corp.	1,440	35,597
Hyosung Corp.	1,351	149,971
Indorama Ventures PCL (NVDR)	54,200	40,611
Kolon Industries, Inc.	792	47,801
Korea Petro Chemical Ind	889	144,297
Kumho Petrochemical Co., Ltd.	490	39,401
LCY Chemical Corp.	167,000	109,603
LG Chem Ltd.	1,853	471,893
LG Chem Ltd. (Preference)	179	30,724
Lotte Chemical Corp.	639	149,617
Mexichem SAB de CV	41,000	117,281
Namhae Chemical Corp.	3,200	29,343
Nan Ya Plastics Corp.	182,010	448,696
Ocean Plastics Co., Ltd.*	22,000	27,513
OCI Co., Ltd.	660	61,382
OCI Materials Co., Ltd.	998	94,773
Omnia Holdings Ltd.	6,785	93,125
Oriental Union Chemical Corp.	18,000	16,133
Petkim Petrokimya Holding A/S	8,463	11,895
Petronas Chemicals Group Bhd	106,400	175,367
Phosagro OAO*	3,124	123,168
PhosAgro OAO (GDR)	8,397	102,863
PI Industries Ltd.	6,000	62,182
Pidilite Industries Ltd.	3,715	33,167
PTT Global Chemical PCL (NVDR)	72,800	141,890
Samsung Fine Chemicals Co., Ltd.	2,337	94,941
San Fang Chemical Industry Co., Ltd.	50,669	92,153
Scientex Bhd	32,500	60,684
Shinkong Synthetic Fibers Corp.	85,000	30,946

	Shares	Value
Chemicals – (continued)
Sidi Kerir Petrochemicals Co.	5,418	$10,481
Sinofert Holdings Ltd.*	321,700	88,818
Sinopec Shanghai Petrochemical Co., Ltd., Class H	372,000	225,087
SK Chemicals Co., Ltd.	593	38,556
SKC Co., Ltd.	952	37,654
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	4,339	95,149
Solar Applied Materials Technology Co.	78,000	68,510
Soulbrain Co., Ltd.	3,006	116,090
Supreme Industries Ltd.	1,939	20,846
Swancor Ind Co., Ltd.	7,338	59,660
Synthos S.A.*	18,496	24,189
Taekwang Industrial Co., Ltd.	18	20,166
Taiwan Fertilizer Co., Ltd.	26,000	47,881
TSRC Corp.	18,900	21,815
Unid Co., Ltd.	888	53,512
UPC Technology Corp.	231,000	91,266
UPL Ltd.	4,887	37,752
Uralkali PJSC*	33,585	98,334
Uralkali PJSC (GDR)	3,864	57,226
USI Corp.	16,000	8,646
Yingde Gases Group Co., Ltd.	32,000	28,032
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	12,000	35,186
		7,347,779
Commercial Services & Supplies – 0.2%
China Everbright International Ltd.	100,000	187,327
Cleanaway Co., Ltd.	1,000	6,204
Eastern Media International Corp.	116,000	40,338
KD Holding Corp.	3,000	17,240
KEPCO Plant Service & Engineering Co., Ltd.	386	35,035
KRUK S.A.*	1,838	78,020
S-1 Corp.	596	44,533
Taiwan Secom Co., Ltd.	11,165	33,613
Taiwan Sogo Shin Kong SEC	24,240	32,688
YC Co., Ltd.	38,428	18,884
		493,882

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – 0.3%
Accton Technology Corp.	138,000	$71,870
Advanced Ceramic X Corp.	4,000	19,722
Alpha Networks, Inc.	117,000	87,867
BYD Electronic International Co., Ltd.	43,000	64,907
China All Access Holdings Ltd.	198,000	69,481
CyberTAN Technology, Inc.	26,000	20,587
D-Link Corp.	65,280	33,891
Gemtek Technology Corp.	63,000	46,798
Sercomm Corp.	10,000	22,432
Unizyx Holding Corp.	136,000	71,939
Wistron NeWeb Corp.	7,861	20,919
Zinwell Corp.	79,000	77,256
ZTE Corp., Class H	21,400	72,197
		679,866
Construction & Engineering – 1.9%
Aveng Ltd.*	130,163	116,488
BES Engineering Corp.	227,000	55,886
Budimex S.A.	1,240	60,469
CH Karnchang PCL (NVDR)	42,637	32,658
China Communications Construction Co., Ltd., Class H	178,000	325,634
China Machinery Engineering Corp., Class H	223,200	297,172
China Railway Construction Corp. Ltd., Class H	78,000	156,178
China Railway Group Ltd., Class H	158,000	222,594
China Singyes Solar Technologies Holdings Ltd.*	27,000	44,378
China State Construction International Holdings Ltd.	60,000	115,957
Chung Hsin Electric & Machinery Manufacturing Corp.	24,500	17,639
Concord New Energy Group Ltd.*	1,300,000	105,662
Continental Holdings Corp.	59,850	21,790
CTCI Corp.	18,000	31,679
Daelim Industrial Co., Ltd.	1,278	98,950
Daewoo Engineering & Construction Co., Ltd.*	2,670	17,758

	Shares	Value
Construction & Engineering – (continued)
Dialog Group Bhd	129,788	$59,036
Engineers India Ltd.	7,896	22,818
Gamuda Bhd	81,000	118,947
GMR Infrastructure Ltd.	95,787	22,244
Grana y Montero SAA	47,566	76,867
GS Engineering & Construction Corp.*	2,060	61,973
Hyundai Development Co-Engineering & Construction	2,030	108,507
Hyundai Engineering & Construction Co., Ltd.	2,996	145,049
IJM Corp. Bhd	68,100	140,158
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	32,349	71,202
IRB Infrastructure Developers Ltd.	14,927	54,864
Italian-Thai Development PCL (NVDR)*	135,443	31,226
KEPCO Engineering & Construction Co., Inc.	146	5,679
Kumho Industrial Co., Ltd.*	1,866	33,943
Kuo Toong International Co., Ltd.	19,000	32,260
Larsen & Toubro Ltd.	2,313	59,394
Larsen & Toubro Ltd. (GDR)	6,664	170,265
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	1,644
Malaysian Resources Corp. Bhd	153,100	56,744
Metallurgical Corp. of China Ltd., Class H	902,000	534,138
Murray & Roberts Holdings Ltd.	127,114	139,807
Pembangunan Perumahan Persero Tbk PT*	221,700	67,130
Promotora y Operadora de Infraestructura SAB de CV*	9,400	107,941
Rich Development Co., Ltd.	151,467	65,283
Samsung Engineering Co., Ltd.*	784	28,413
Sinopec Engineering Group Co., Ltd., Class H	51,500	55,745
Sino-Thai Engineering & Construction PCL (NVDR)	41,571	26,356
Taeyoung Engineering & Construction Co., Ltd.*	7,920	44,328
Tekfen Holding A/S*	37,997	71,018
TTCL PCL (NVDR)	26,100	25,336

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Voltas Ltd.	11,827	$52,343
Waskita Karya Persero Tbk PT* ^	257,500	34,168
WCT Holdings Bhd	95,551	49,097
Wijaya Karya Persero Tbk PT	122,000	28,094
Wilson Bayly Holmes-Ovcon Ltd.	12,554	116,918
		4,439,827
Construction Materials – 1.7%
ACC Ltd.	1,496	33,769
Akcansa Cimento A/S	3,896	23,957
Ambuja Cements Ltd.	27,252	99,715
Anhui Conch Cement Co., Ltd., Class H	49,000	199,132
Asia Cement China Holdings Corp.*	154,000	88,810
Asia Cement Corp.	92,020	116,580
BBMG Corp., Class H	347,000	430,664
Cementos Argos S.A.	17,080	68,899
Cementos Argos S.A. (Preference)	5,307	19,948
Cemex Latam Holdings S.A.*	9,876	54,738
Cemex SAB de CV*	471,728	454,503
CHC Resources Corp.	6,000	16,319
Chia Hsin Cement Corp.	31,000	14,373
China National Building Material Co., Ltd., Class H	102,000	124,224
China Resources Cement Holdings Ltd.	60,170	38,425
China Shanshui Cement Group Ltd.^	541,000	439,017
Cimsa Cimento Sanayi ve Ticaret A/S	3,966	24,314
CSG Holding Co., Ltd., Class B	258,700	309,393
Goldsun Development & Construction Co., Ltd.	84,000	28,662
Grupo Argos S.A.	13,974	112,158
Grupo Argos S.A. (Preference)	6,306	49,877
Hanil Cement Co., Ltd.	160	22,463
Holcim Indonesia Tbk PT	21,500	2,571
Huaxin Cement Co., Ltd., Class B	85,302	113,196
Indocement Tunggal Prakarsa Tbk PT	54,100	87,645

	Shares	Value
Construction Materials – (continued)
Konya Cimento Sanayii A/S	54	$6,137
Lafarge Malaysia Bhd	9,800	26,553
Nuh Cimento Sanayi A/S	12,646	49,636
PPC Ltd.	19,288	27,457
The Ramco Cements Ltd.	4,924	23,750
Semen Indonesia Persero Tbk PT	112,500	108,486
Shree Cement Ltd.	241	38,676
The Siam Cement PCL (NVDR)	12,000	195,844
Siam City Cement PCL (NVDR)	3,700	41,192
Southeast Cement Co., Ltd.	46,000	26,360
Ssangyong Cement Industrial Co., Ltd.*	6,601	103,756
Taiwan Cement Corp.	133,000	189,342
TCC International Holdings Ltd.	18,100	7,659
TPI Polene PCL (NVDR)	377,200	33,183
Ultratech Cement Ltd.	1,101	46,320
Union Andina de Cementos SAA	72,058	56,493
Universal Cement Corp.	24,480	26,178
		3,980,374
Consumer Finance – 0.3%
AEON Credit Service M Bhd	2,300	9,596
AEON Thana Sinsap Thailand PCL (NVDR)	26,500	81,192
Bajaj Finance Ltd.	679	43,235
Credit China Holdings Ltd.	196,000	46,780
Gentera SAB de CV*	50,368	85,876
KB Capital Co., Ltd.	3,052	63,773
Mahindra & Mahindra Financial Services Ltd.	9,206	38,794
Muthoot Finance Ltd.	21,567	62,309
Samsung Card Co., Ltd.	1,569	60,155
Shriram Transport Finance Co., Ltd.	4,426	67,583
SKS Microfinance Ltd.*	11,591	85,781
Srisawad Power 1979 PCL (NVDR)	53,040	67,175
Taiwan Acceptance Corp.	11,000	29,632
		741,881
Containers & Packaging – 0.4%
Cheng Loong Corp.	275,000	119,425
CPMC Holdings Ltd.	149,000	115,722

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Great China Metal Industry	73,000	$80,089
Greatview Aseptic Packaging
Co., Ltd.	143,000	86,341
Klabin S.A.	17,600	108,568
Klabin S.A. (Preference)	75,900	92,627
Lock & Lock Co., Ltd.	1,890	22,832
Nampak Ltd.	24,426	87,132
Sansung Life & Science Co., Ltd.*	1,054	81,508
Taiwan Hon Chuan Enterprise Co., Ltd.	91,160	169,961
Vitro SAB de CV*	22,900	49,897
		1,014,102
Distributors – 0.2%
Dah Chong Hong Holdings Ltd.	238,000	148,920
Dogus Otomotiv Servis ve Ticaret A/S	16,516	80,260
GOLFZONYUWONHOLDINGS Co., Ltd.	1,027	12,694
Imperial Holdings Ltd.	6,875	114,710
Inter Cars S.A.	820	58,585
Test Rite International Co., Ltd.	23,000	15,733
		430,902
Diversified Consumer Services – 0.2%
Abril Educacao S.A.*	2,700	11,101
Daekyo Co., Ltd.	4,590	37,251
Estacio Participacoes S.A.	10,900	64,948
Fu Shou Yuan International Group Ltd.	51,000	27,371
Kroton Educacional S.A.	55,552	204,867
Lung Yen Life Service Corp.	5,000	13,322
MegaStudy Co., Ltd.^	1,455	91,752
Ser Educacional S.A.	4,200	19,620
		470,232
Diversified Financial Services – 1.8%
African Bank Investments Ltd.* ^	61,875	1,604
Alexander Forbes Group Holdings Ltd.*	79,088	65,156
Ayala Corp.	7,950	139,254

	Shares	Value
Diversified Financial Services – (continued)
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	73,700	$303,494
Bolsa Mexicana de Valores SAB de CV	38,500	73,963
Bursa Malaysia Bhd	3,200	7,853
Chailease Holding Co., Ltd.	28,600	78,537
Corp. Financiera Colombiana S.A.	7,367	115,740
Far East Horizon Ltd.	73,000	77,416
FirstRand Ltd.	122,360	581,602
Fubon Financial Holding Co., Ltd.	257,000	554,682
Grupo BTG Pactual	10,000	99,198
Grupo de Inversiones Suramericana S.A.	10,791	167,825
Grupo de Inversiones Suramericana S.A. (Preference)	4,194	64,492
GT Capital Holdings, Inc.	2,600	73,335
Haci Omer Sabanci Holding A/S	33,767	123,322
Hankook Tire Worldwide Co., Ltd.	130	2,577
IFCI Ltd.	163,299	86,258
Inversiones La Construccion S.A.	2,984	38,199
JSE Ltd.	8,898	99,041
L&T Finance Holdings Ltd.	12,753	12,660
Meritz Financial Group, Inc.	2,333	29,924
Metro Pacific Investments Corp.	336,600	34,242
Moscow Exchange MICEX-RTS OAO	414,624	618,846
NICE Holdings Co., Ltd.*	4,780	88,064
Power Finance Corp. Ltd.	12,264	51,294
Premium Leisure Corp.	941,000	34,445
PSG Group Ltd.	3,057	49,897
Reliance Capital Ltd.	5,803	36,897
Remgro Ltd.	18,262	404,307
RMB Holdings Ltd.	27,015	162,052
Rural Electrification Corp. Ltd.	13,258	65,032
Warsaw Stock Exchange	3,751	51,030
		4,392,238

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 1.5%
Alibaba Health Information
Technology Ltd.*	100,000	$154,816
APT Satellite Holdings Ltd.	30,500	47,848
Asia Pacific Telecom Co., Ltd.	67,899	29,265
Asia Satellite Telecommunications Holdings Ltd.	4,000	14,140
China Communications Services Corp. Ltd., Class H	772,000	436,240
China Telecom Corp. Ltd., Class H	544,000	404,957
China Unicom Hong Kong Ltd.*	224,000	420,769
Chunghwa Telecom Co., Ltd.	144,000	465,487
CITIC Telecom International Holdings Ltd.	20,625	8,515
Jasmine International PCL (NVDR)	133,100	22,207
KT Corp.*	2,684	79,744
LG Uplus Corp.	9,317	93,431
Maroc Telecom	5,994	79,588
Netia S.A.	35,576	58,059
O2 Czech Republic A/S	8,677	71,144
Oi S.A.*	8,101	15,262
Oi S.A. (Preference)*	9,110	17,314
Orange Polska S.A.	30,455	86,072
Rostelecom OJSC	26,056	40,026
Rostelecom OJSC (ADR)	933	8,779
Rostelecom OJSC (Preference)*	29,982	34,149
SK Broadband Co., Ltd.*	2,669	11,938
Tata Communications Ltd.	5,003	34,300
Telecom Egypt Co.	12,996	16,811
Telefonica Brasil S.A.	500	6,982
Telefonica Brasil S.A. (Preference)	11,800	194,565
Telekom Malaysia Bhd	42,688	88,816
Telekomunikasi Indonesia Persero Tbk PT	1,827,500	368,672
Telkom S.A. SOC Ltd.*	10,533	72,239
Thaicom PCL (NVDR)	21,800	24,303
TIME dotCom Bhd	39,486	67,630
True Corp. PCL (NVDR)*	347,216	128,501
Turk Telekomunikasyon A/S	16,390	45,277

	Shares	Value
Diversified Telecommunication Services – (continued)
XL Axiata Tbk PT	87,000	$27,082
		3,674,928
Electric Utilities – 1.7%
Centrais Eletricas Brasileiras S.A.	8,800	21,361
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	21,615
CESC Ltd.	3,856	33,263
CEZ A/S	6,020	156,291
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,339	60,071
Cia Energetica de Minas Gerais	1,577	7,698
Cia Energetica de Minas Gerais (Preference)	33,571	162,871
Cia Energetica do Ceara (Preference), Class A	4,459	63,264
Cia Paranaense de Energia	200	1,478
Cia Paranaense de Energia (Preference)	4,500	49,651
CPFL Energia S.A.	8,668	56,562
E.CL S.A.	50,932	82,856
EDP – Energias do Brasil S.A.	74,690	279,927
Enea S.A.	11,420	51,577
Energa S.A.	10,669	73,933
Enersis S.A.	801,862	280,100
Equatorial Energia S.A.	16,829	178,051
First Philippine Holdings Corp.	55,880	116,453
Inter Rao UES JSC*	1,363,924	31,985
Inter RAO UES JSC*	2,690,680	63,098
Interconexion Electrica S.A. ESP	46,544	159,049
Isagen S.A. ESP	81,730	110,522
Korea Electric Power Corp.	10,412	455,039
Light S.A.	22,800	130,609
Luz del Sur SAA	7,464	25,485
Manila Electric Co.	13,100	76,605
PGE Polska Grupa Energetyczna S.A.	30,538	175,574
Reliance Infrastructure Ltd.	4,824	31,482
RusHydro JSC*	34,537,358	400,673
RusHydro JSC (ADR)	8,452	10,227
Tata Power Co., Ltd.	39,352	46,963

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Tauron Polska Energia S.A.	53,289	$71,168
Tenaga Nasional Bhd	110,600	445,940
Torrent Power Ltd.	14,274	37,104
Transmissora Alianca de Energia Eletrica S.A.	11,000	72,660
Zespol Elektrowni Patnow Adamow Konin S.A.	8,319	56,012
		4,097,217
Electrical Equipment – 0.8%
ABB India Ltd.	1,456	30,623
AcBel Polytech, Inc.	31,000	30,569
Alstom T&D India Ltd.	2,883	23,569
Amara Raja Batteries Ltd.	2,733	34,200
Bharat Heavy Electricals Ltd.	23,410	87,739
Bizlink Holding, Inc.	8,599	37,062
Boer Power Holdings Ltd.	28,000	54,113
China High Speed Transmission Equipment Group Co., Ltd.*	104,000	94,190
Crompton Greaves Ltd.	12,473	33,129
Dongfang Electric Corp. Ltd., Class H	113,800	258,985
Doosan Heavy Industries & Construction Co., Ltd.	2,034	57,870
ElSwedy Electric Co.*	3,080	19,122
Havells India Ltd.	11,245	49,537
Iljin Holdings Co., Ltd.	8,000	49,776
Jiangnan Group Ltd.	260,000	83,523
Korea Electric Terminal Co., Ltd.	1,809	123,525
LS Corp.	968	48,851
LS Industrial Systems Co., Ltd.	1,013	55,942
Shanghai Electric Group Co., Ltd., Class H	104,000	106,266
Shihlin Electric & Engineering Corp.	26,000	35,189
Suzlon Energy Ltd.*	368,804	138,196
Tech Pro Technology Development Ltd.*	119,600	97,209
Teco Electric and Machinery Co., Ltd.	83,000	80,897
Voltronic Power Technology Corp.	1,200	14,948

	Shares	Value
Electrical Equipment – (continued)
Walsin Lihwa Corp.*	76,000	$22,458
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	52,000	121,159
Zhuzhou CSR Times Electric Co., Ltd., Class H	21,000	179,625
		1,968,272
Electronic Equipment, Instruments & Components – 3.3%
AAC Technologies Holdings, Inc.	32,000	169,884
Asia Optical Co., Inc.*	32,000	39,757
AU Optronics Corp.	353,000	178,079
BenQ Materials Corp.	55,000	51,990
Career Technology MFG. Co., Ltd.	102,000	101,747
Cheng Uei Precision Industry Co., Ltd.	11,000	21,694
Chimei Materials Technology Corp.	4,950	5,342
Chin-Poon Industrial Co., Ltd.	12,000	23,118
Chroma ATE, Inc.	13,000	31,411
Compeq Manufacturing Co., Ltd.	76,000	48,266
Coretronic Corp.	18,000	24,509
Daeduck Electronics Co.	13,257	117,606
DataTec Ltd.	60,452	312,470
Delta Electronics Thailand PCL (NVDR)	21,000	53,193
Delta Electronics, Inc.	71,000	428,884
Digital China Holdings Ltd.	253,000	392,337
Dynapack International Technology Corp.	12,000	29,191
E Ink Holdings, Inc.*	19,000	8,654
Elite Material Co., Ltd.	83,000	138,758
Eson Precision Ind Co., Ltd.	13,650	18,251
Firich Enterprises Co., Ltd.	5,716	20,624
FLEXium Interconnect, Inc.	68,163	242,597
Flytech Technology Co., Ltd.	8,799	36,631
Genius Electronic Optical Co., Ltd.*	9,178	26,312
GeoVision, Inc.	5,500	19,216
Hana Microelectronics PCL (NVDR)	62,900	84,910
HannStar Display Corp.	105,925	21,444
HannsTouch Solution, Inc.*	69,000	14,081

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Hollysys Automation Technologies Ltd.	1,700	$37,349
Holy Stone Enterprise Co., Ltd.	59,200	84,665
Hon Hai Precision Industry Co., Ltd.	488,380	1,467,085
Ichia Technologies, Inc.	33,000	28,123
Innolux Corp.	289,489	150,293
ITEQ Corp.	90,000	74,936
Jentech Precision Industrial Co., Ltd.	7,000	15,382
Ju Teng International Holdings Ltd.	240,000	150,791
KCE Electronics PCL (NVDR)	22,300	36,530
KH Vatec Co., Ltd.	4,521	91,727
Kingboard Chemical Holdings Ltd.	5,800	10,596
Kingboard Laminates Holdings Ltd.	321,000	165,239
Largan Precision Co., Ltd.	4,000	402,273
LG Display Co., Ltd.	9,280	258,403
LG Innotek Co., Ltd.	507	47,295
Lotes Co., Ltd.	7,000	29,028
Lumax International Corp. Ltd.	4,000	8,150
Merry Electronics Co., Ltd.	6,300	14,502
MIN AIK Technology Co., Ltd.	6,000	22,530
Nan Ya Printed Circuit Board Corp.	3,000	5,358
Pan-International Industrial Corp.	39,396	24,055
Partron Co., Ltd.	11,823	124,627
PAX Global Technology Ltd.*	75,000	109,339
Posiflex Technologies, Inc.	6,030	32,782
Redington India Ltd.	25,145	47,250
Samart Corp. PCL (NVDR)	49,200	44,775
Samsung Electro-Mechanics Co., Ltd.	2,380	149,860
Samsung SDI Co., Ltd.	1,878	210,224
SFA Engineering Corp.	909	43,584
Simplo Technology Co., Ltd.	13,000	64,733
Sinbon Electronics Co., Ltd.	59,000	103,644
Sunny Optical Technology Group Co., Ltd.	33,000	73,909

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Suprema, Inc.*	2,000	$43,377
Synnex Technology International Corp.	50,000	71,018
Taiflex Scientific Co., Ltd.	56,000	83,746
Taiwan PCB Techvest Co., Ltd.	90,662	148,015
Test Research, Inc.	20,280	41,320
Tong Hsing Electronic Industries Ltd.	4,000	12,852
Tongda Group Holdings Ltd.	330,000	59,178
TPK Holding Co., Ltd.	4,000	24,946
Tripod Technology Corp.	18,000	35,264
TXC Corp.	88,000	114,648
Unimicron Technology Corp.	45,000	26,889
Vivotek, Inc.	4,138	12,403
Wah Lee Industrial Corp.	64,000	119,950
Wasion Group Holdings Ltd.	73,100	115,622
Wintek Corp.* ^	64,000	3,824
WPG Holdings Ltd.	43,000	53,915
WT Microelectronics Co., Ltd.	30,087	47,450
Yageo Corp.	30,256	62,436
Zhen Ding Technology Holding Ltd.	3,150	11,005
		7,877,851
Energy Equipment & Services – 0.2%
Bumi Armada Bhd	70,200	23,456
China Oilfield Services Ltd., Class H	72,000	148,623
Dayang Enterprise Holdings Bhd	26,400	19,495
Honghua Group Ltd.	301,000	41,551
Perisai Petroleum Teknologi Bhd*	109,700	16,941
SapuraKencana Petroleum Bhd	150,000	112,032
Scomi Energy Services Bhd*	42,000	5,307
UMW Oil & Gas Corp. Bhd	35,300	21,706
Wah Seong Corp. Bhd	27,782	10,297
		399,408
Food & Staples Retailing – 1.5%
Almacenes Exito S.A.	7,064	76,361
Big C Supercenter PCL (NVDR)	11,200	75,425
BIM Birlesik Magazalar A/S	8,982	166,200
Cencosud S.A.	46,303	119,970

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
China Resources Enterprise Ltd.	48,000	$147,385
Cia Brasileira de Distribuicao (Preference)	6,102	205,499
Clicks Group Ltd.	10,495	80,133
Controladora Comercial Mexicana SAB de CV	48,700	156,617
Cosco Capital, Inc.	166,100	30,624
CP ALL PCL (NVDR)	177,320	225,920
Dongsuh Co., Inc.	1,121	34,718
E-Mart Co., Ltd.	832	171,910
Eurocash S.A.	2,904	29,441
Grupo Comercial Chedraui S.A. de CV	9,800	29,373
GS Retail Co., Ltd.	360	13,030
Hyundai Greenfood Co., Ltd.	930	16,440
Magnit OJSC	2,082	455,226
Massmart Holdings Ltd.	2,232	28,004
Matahari Putra Prima Tbk PT	95,800	29,267
Migros Ticaret A/S*	852	6,816
Organizacion Soriana SAB de CV, Class B	6,900	16,791
Pick’n Pay Holdings Ltd.	32,123	69,183
Pick’n Pay Stores Ltd.	14,390	68,724
President Chain Store Corp.	23,000	170,476
Puregold Price Club, Inc.	47,000	41,902
Raia Drogasil S.A.	9,400	106,661
Robinsons Retail Holdings, Inc.	20,030	39,133
Shoprite Holdings Ltd.	18,184	258,856
The SPAR Group Ltd.	8,157	130,308
Sun Art Retail Group Ltd.	94,500	97,412
Taiwan TEA Corp.	72,000	41,024
Wal-Mart de Mexico SAB de CV	211,400	498,743
		3,637,572
Food Products – 2.7%
Alicorp SAA*	20,193	39,094
Astra Agro Lestari Tbk PT	14,000	21,979
AVI Ltd.	11,978	81,819
Binggrae Co., Ltd.	468	37,501
Biostime International Holdings Ltd.	6,500	29,854

	Shares	Value
Food Products – (continued)
BRF S.A.	26,600	$572,879
Britannia Industries Ltd.	1,101	38,099
Charoen Pokphand Foods PCL (NVDR)	98,400	66,565
Charoen Pokphand Indonesia Tbk PT	332,000	72,611
China Agri-Industries Holdings Ltd.	59,705	34,123
China Foods Ltd.*	10,789	8,087
China Huishan Dairy Holdings Co., Ltd.	222,000	47,544
China Huiyuan Juice Group Ltd.*	100,500	39,286
China Mengniu Dairy Co., Ltd.	52,000	263,316
China Modern Dairy Holdings Ltd.*	66,000	26,907
China Yurun Food Group Ltd.*	132,000	45,810
CJ CheilJedang Corp.	358	139,760
Daesang Corp.	945	40,991
Dongwon F&B Co., Ltd.	79	25,940
Dongwon Industries Co., Ltd.	73	21,314
Dutch Lady Milk Industries Bhd	2,600	34,749
Felda Global Ventures Holdings Bhd	49,300	28,654
Genting Plantations Bhd	7,400	20,591
GFPT PCL (NVDR)	79,000	28,278
Great Wall Enterprise Co., Ltd.	33,800	27,591
Gruma SAB de CV, Class B	6,400	77,075
Grupo Bimbo SAB de CV*	70,700	189,627
Grupo Lala SAB de CV	30,900	62,500
Grupo Nutresa S.A.	9,240	95,879
Hap Seng Plantations Holdings Bhd	22,200	16,207
Ichitan Group PCL (NVDR)	72,000	48,269
IJM Plantations Bhd	26,800	26,337
Illovo Sugar Ltd.	72,593	130,904
Indofood CBP Sukses Makmur Tbk PT	37,500	38,187
Indofood Sukses Makmur Tbk PT	202,000	105,188
Industrias Bachoco SAB de CV*	7,300	32,572
IOI Corp. Bhd	114,100	139,041
Japfa Comfeed Indonesia Tbk PT	146,000	6,195

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
JBS S.A.	28,700	$146,991
Juhayna Food Industries	19,333	23,615
Keck Seng Malaysia Bhd	13,100	20,304
Kernel Holding S.A.	16,597	160,263
Khon Kaen Sugar Industry PCL (NVDR)	248,640	36,657
Kuala Lumpur Kepong Bhd	19,200	119,356
Kulim Malaysia Bhd	10,300	7,519
Lien Hwa Industrial Corp.	47,000	32,458
Lotte Confectionery Co., Ltd.	26	45,233
Lotte Food Co., Ltd.	68	48,209
M Dias Branco S.A.	1,300	37,192
Maeil Dairy Industry Co., Ltd.	546	22,512
Marfrig Global Foods S.A.*	28,600	39,099
Mayora Indah Tbk PT	19,417	38,235
Namchow Chemical Industrial Co., Ltd.	11,000	24,496
Nestle India Ltd.	1,015	105,033
Nestle Malaysia Bhd	2,200	45,773
Nippon Indosari Corpindo Tbk PT	135,000	11,873
Nong Shim Holdings Co., Ltd.*	536	55,250
NongShim Co., Ltd.	87	19,883
Oceana Group Ltd.	5,071	45,094
Orion Corp.	148	172,989
Ottogi Corp.	59	38,746
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	325,700	35,805
Pioneer Foods Ltd.	6,970	108,519
PPB Group Bhd	19,700	84,851
QL Resources Bhd	38,100	42,684
RCL Foods Ltd.	21,615	31,728
Salim Ivomas Pratama Tbk PT	1,522,300	75,161
Samlip General Foods Co., Ltd.	181	43,730
Samyang Holdings Corp.	1,064	101,239
Sao Martinho S.A.	4,800	60,755
Sarawak Oil Palms Bhd	9,200	12,787
Shenguan Holdings Group Ltd.	414,000	130,324
Standard Foods Corp.	10,627	26,371
Tata Global Beverages Ltd.	18,149	40,604
Tenwow International Holdings Ltd.	213,000	78,043

	Shares	Value
Food Products – (continued)
Thai Union Frozen Products PCL (NVDR)	83,600	$51,735
Thai Vegetable Oil PCL (NVDR)	136,470	90,663
Tiga Pilar Sejahtera Food Tbk	204,600	27,780
Tiger Brands Ltd.	6,255	162,180
Tingyi Cayman Islands Holding Corp.	78,000	164,832
Tongaat Hulett Ltd.	4,353	48,233
TSH Resources Bhd	31,050	19,703
Ulker Biskuvi Sanayi A/S	4,632	35,409
Uni-President China Holdings Ltd.	64,000	51,770
Uni-President Enterprises Corp.	173,078	284,263
United Plantations Bhd	2,500	18,181
Universal Robina Corp.	37,970	185,714
Want Want China Holdings Ltd.	246,600	270,743
Wei Chuan Foods Corp.	14,000	10,994
YuanShengTai Dairy Farm Ltd.*	882,000	122,893
		6,475,797
Forest Products & Paper – 0.0%†
Nirvikara Paper Mills Ltd.* ^	546	410
Gas Utilities – 0.6%
Aygaz A/S	2,804	10,272
China Gas Holdings Ltd.	75,640	134,082
China Oil & Gas Group Ltd.	420,000	59,062
China Resources Gas Group Ltd.	32,000	111,467
China Tian Lun Gas Holdings Ltd.*	34,500	34,940
E1 Corp.	746	49,687
Empresa de Energia de Bogota S.A. ESP	40,772	29,139
ENN Energy Holdings Ltd.	32,000	231,191
GAIL India Ltd.	13,346	75,708
Gas Malaysia Bhd	37,600	28,188
Great Taipei Gas Co., Ltd.	31,000	24,192
Gujarat Gas Co., Ltd.*	4,000	44,739
Gujarat State Petronet Ltd.	21,707	41,046
Indraprastha Gas Ltd.	4,015	26,028
Infraestructura Energetica Nova SAB de CV	6,400	37,198
Korea District Heating Corp.	801	48,194
Korea Gas Corp.	1,087	46,999
KyungDong City Gas Co., Ltd.*	609	67,604

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – (continued)
Perusahaan Gas Negara Persero Tbk PT	408,900	$129,334
Petronas Gas Bhd	22,800	145,449
Samchully Co., Ltd.	758	90,861
Towngas China Co., Ltd.	28,000	30,091
Zhongyu Gas Holdings Ltd.*	92,000	26,468
		1,521,939
Health Care Equipment & Supplies – 0.2%
Ginko International Co., Ltd.	1,000	14,693
Hartalega Holdings Bhd	4,700	10,769
InBody Co., Ltd.	1,000	29,851
i-SENS, Inc.*	628	28,998
Kossan Rubber Industries	27,300	45,992
Lifetech Scientific Corp.*	128,000	23,780
Microlife Corp.	8,000	18,755
Microport Scientific Corp.*	37,000	20,717
Osstem Implant Co., Ltd.*	1,800	78,750
PW Medtech Group Ltd.*	62,000	26,636
Shandong Weigao Group
Medical Polymer Co., Ltd., Class H	64,000	59,284
St. Shine Optical Co., Ltd.	2,000	35,460
Suheung Co., Ltd.	550	20,984
Supermax Corp. Bhd	39,500	22,403
Top Glove Corp. Bhd	29,400	46,228
		483,300
Health Care Providers & Services – 0.8%
Apollo Hospitals Enterprise Ltd.	3,324	59,512
Bangkok Chain Hospital PCL (NVDR)	88,000	21,890
Bangkok Dusit Medical Services PCL (NVDR)	122,400	75,003
Banmedica S.A.*	38,954	82,123
Bumrungrad Hospital PCL (NVDR)	12,200	59,399
Chabiotech Co., Ltd.*	5,399	82,849
CHC Healthcare Group	13,000	26,063
China Pioneer Pharma Holdings Ltd.	46,000	35,786
Diagnosticos da America S.A.	7,800	25,748

	Shares	Value
Health Care Providers & Services – (continued)
Fortis Healthcare Ltd.*	9,651	$23,522
IHH Healthcare Bhd	102,800	170,876
Jintian Pharmaceutical Group Ltd.	257,000	137,267
KPJ Healthcare Bhd	25,006	29,910
Life Healthcare Group Holdings Ltd.	36,977	126,214
Mediclinic International Ltd.	16,556	174,669
Medipost Co., Ltd.*	802	66,434
Netcare Ltd.	38,388	133,791
Odontoprev S.A.	28,200	99,390
Qualicorp S.A.*	8,094	65,609
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	59,330	61,655
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	30,900	96,473
Siloam International Hospitals Tbk PT*	22,800	24,977
Sinopharm Group Co., Ltd., Class H	50,400	239,934
		1,919,094
Hotels, Restaurants & Leisure – 0.9%
Ajisen China Holdings Ltd.	63,000	39,176
Alsea SAB de CV*	52,600	157,757
The Ambassador Hotel	24,000	22,334
AmRest Holdings SE*	1,235	44,810
Berjaya Sports Toto Bhd	22,783	20,854
Bloomberry Resorts Corp.	166,100	41,777
Central Plaza Hotel PCL	1,600	1,626
Central Plaza Hotel PCL (NVDR)	33,100	33,637
China LotSynergy Holdings Ltd.	880,000	86,284
China Travel International Investment Hong Kong Ltd.	150,200	67,047
Famous Brands Ltd.	6,936	70,775
Formosa International Hotels Corp.	1,210	12,939
Genting Bhd	86,000	211,287
Genting Malaysia Bhd	115,600	139,571
Gourmet Master Co., Ltd.	2,000	8,555
Grand Korea Leisure Co., Ltd.	1,040	37,399
Haichang Holdings Ltd.(a)*	134,000	31,118
Hana Tour Service, Inc.	1,066	126,786

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Indian Hotels Co., Ltd.*	40,334	$69,345
Jollibee Foods Corp.	16,350	73,067
Jubilant Foodworks Ltd.*	3,345	78,534
Kangwon Land, Inc.	3,960	135,386
Magnum Bhd	12,300	9,428
Melco Crown Philippines Resorts Corp.*	173,100	35,296
Minor International PCL (NVDR)	66,550	66,621
Orbis S.A.	1,808	27,578
Paradise Co., Ltd.	1,338	31,141
REXLot Holdings Ltd.	2,446,986	183,102
Shangri-La Hotels Malaysia Bhd	10,300	18,393
Sun International Ltd.	11,828	130,981
TA Enterprise Bhd	382,700	76,293
Tsogo Sun Holdings Ltd.	30,115	69,770
Wowprime Corp.*	1,133	10,488
		2,169,155
Household Durables – 1.1%
Ability Enterprise Co., Ltd.	149,000	85,140
Altek Corp.*	28,000	30,628
AmTRAN Technology Co., Ltd.	238,000	136,384
Arcelik A/S	8,719	46,933
Corp. GEO SAB de CV* ^	93,100	61
Coway Co., Ltd.	2,200	185,317
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	82,952	323,615
Ez Tec Empreendimentos e Participacoes S.A.	17,435	110,224
Haier Electronics Group Co., Ltd.	44,000	126,872
Hanssem Co., Ltd.	405	74,993
Hyundai Livart Furniture Co., Ltd.	1,800	63,302
Kinpo Electronics, Inc.*	51,000	21,981
LG Electronics, Inc.	4,331	244,023
LG Electronics, Inc. (Preference)	690	18,763
LiHOM-CUCHEN Co., Ltd.*	3,349	39,676
MRV Engenharia e Participacoes S.A.	107,500	292,134
Oriental Weavers	51,705	71,695
Skyworth Digital Holdings Ltd.	53,872	48,165

	Shares	Value
Household Durables – (continued)
Steinhoff International Holdings Ltd.	84,495	$534,129
Taiwan Sanyo Electric Co .,Ltd.	5,950	5,955
Tatung Co., Ltd.*	36,000	9,568
Welling Holding Ltd.	360,000	93,818
Whirlpool of India Ltd.*	4,000	44,103
Zeng Hsing Industrial Co., Ltd.	4,000	24,293
		2,631,772
Household Products – 0.4%
Hindustan Unilever Ltd.	29,819	399,222
Kimberly-Clark de Mexico SAB de CV, Class A	59,600	132,036
LG Household & Health Care Ltd.	361	265,362
LG Household & Health Care Ltd. (Preference)	64	21,463
NVC Lighting Holding Ltd.^	170,000	38,601
Unilever Indonesia Tbk PT	58,900	193,569
Vinda International Holdings Ltd.	2,000	4,479
		1,054,732
Independent Power and Renewable Electricity Producers – 1.3%
Aboitiz Power Corp.	71,937	69,385
Adani Power Ltd.*	22,211	15,019
AES Gener S.A.	89,312	51,453
AES Tiete S.A.	18,332	87,349
AES Tiete S.A. (Preference)	31,740	180,869
Aksa Enerji Uretim A/S*	62,088	62,897
Beijing Jingneng Clean Energy Co., Ltd., Class H	674,000	334,776
China Longyuan Power Group Corp. Ltd., Class H	104,000	129,612
China Power International Development Ltd.	86,000	55,587
China Power New Energy Development Co., Ltd.*	440,000	43,710
China Resources Power Holdings Co., Ltd.	72,000	217,826
Cia Energetica de Sao Paulo (Preference), Class B	9,100	56,681
Colbun S.A.	380,209	115,027
CPFL Energias Renovaveis S.A.*	7,600	32,868

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
Datang International Power Generation Co., Ltd., Class H	123,500	$72,655
E.ON Russia JSC*	4,388,252	267,941
Edegel SAA	22,666	25,531
Electricity Generating PCL (NVDR)	7,900	36,307
Empresa Nacional de Electricidad S.A.	138,470	213,322
Energy Development Corp.	273,600	49,768
First Gen Corp.	84,039	53,032
Glow Energy PCL (NVDR)	19,000	49,279
Huadian Fuxin Energy Corp. Ltd., Class H	188,000	101,626
Huadian Power International Corp. Ltd., Class H	82,300	91,207
Huaneng Power International, Inc., Class H	122,000	174,710
Huaneng Renewables Corp. Ltd., Class H	384,000	168,439
Jaiprakash Power Ventures Ltd.*	249,660	33,804
JSW Energy Ltd.	24,223	43,667
NHPC Ltd.	43,444	13,509
NTPC Ltd.	49,126	116,250
Ratchaburi Electricity Generating Holding PCL (NVDR)	21,400	38,950
Reliance Power Ltd.*	14,713	13,123
SPCG PCL (NVDR)	43,600	36,041
Taiwan Cogeneration Corp.	53,000	52,436
Tractebel Energia S.A.	6,400	75,437
		3,180,093
Industrial Conglomerates – 1.8%
Aboitiz Equity Ventures, Inc.	81,670	103,899
Aditya Birla Nuvo Ltd.	952	23,502
Akfen Holding A/S	37,612	94,341
Alfa SAB de CV, Class A	116,300	235,842
Alliance Global Group, Inc.	103,200	58,865
AntarChile S.A.	4,897	61,647
Beijing Enterprises Holdings Ltd.	22,000	201,518
Berjaya Corp. Bhd	777,700	94,988
Berli Jucker PCL	200	224

	Shares	Value
Industrial Conglomerates – (continued)
Berli Jucker PCL (NVDR)	13,300	$14,928
The Bidvest Group Ltd.	11,772	317,710
Boustead Holdings Bhd	35,900	46,570
Cahya Mata Sarawak Bhd	15,700	22,350
CITIC Ltd.	224,000	449,090
CJ Corp.	488	86,948
Daesang Holdings Co., Ltd.	2,470	64,054
DMCI Holdings, Inc.	136,650	46,031
Dogan Sirketler Grubu Holding A/S*	84,971	19,375
Doosan Corp.	204	23,692
Enka Insaat ve Sanayi A/S	16,578	35,633
Far Eastern New Century Corp.	117,663	129,473
Grupo Carso SAB de CV	22,400	92,220
HAP Seng Consolidated Bhd	30,700	39,824
Harim Holdings Co., Ltd.*	7,498	35,602
Hong Leong Industries Bhd	36,000	50,338
Hosken Consolidated Investments Ltd.	15,020	196,165
Jaiprakash Associates Ltd.*	150,618	48,850
JG Summit Holdings, Inc.	103,490	166,170
KAP Industrial Holdings Ltd.	76,957	35,401
KOC Holding A/S	27,695	130,962
LG Corp.	3,962	246,516
MMC Corp. Bhd	19,700	14,879
Quinenco S.A.	5,791	12,593
Reunert Ltd.	17,100	86,743
Samsung Techwin Co., Ltd.*	886	22,894
San Miguel Corp.	19,620	30,181
Shanghai Industrial Holdings Ltd.	14,000	55,992
Siemens Ltd.	2,046	43,835
Sigdo Koppers S.A.	94,568	141,637
Sime Darby Bhd	125,983	320,485
SK Holdings Co., Ltd.	1,014	174,991
SM Investments Corp.	13,220	267,339
Turkiye Sise ve Cam Fabrikalari A/S	8,622	11,023
Yazicilar Holding A/S, Class A	823	7,368
		4,362,688
Insurance – 3.5%
Anadolu Hayat Emeklilik A/S	9,693	20,110
Bajaj Finserv Ltd.	2,163	48,865

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Bangkok Insurance PCL (NVDR)	980	$10,881
Bangkok Life Assurance PCL (NVDR)	11,340	17,200
BB Seguridade Participacoes S.A.	28,000	324,343
Cathay Financial Holding Co., Ltd.	307,962	539,984
China Life Insurance Co., Ltd.	106,662	113,189
China Life Insurance Co., Ltd., Class H	290,000	1,412,371
China Pacific Insurance Group Co., Ltd., Class H	104,200	568,646
China Taiping Insurance Holdings Co., Ltd.*	45,090	168,408
Discovery Ltd.	18,061	199,521
Dongbu Insurance Co., Ltd.	1,823	93,021
Hanwha General Insurance Co., Ltd.*	4,748	21,703
Hanwha Life Insurance Co., Ltd.	6,870	50,820
Hyundai Marine & Fire Insurance Co., Ltd.	2,660	70,966
Korean Reinsurance Co.	2,535	28,140
Liberty Holdings Ltd.	3,013	41,782
LIG Insurance Co., Ltd.	1,290	29,903
Long Bon International Co., Ltd.	122,000	97,995
LPI Capital Bhd	12,306	49,963
Max India Ltd.	7,260	48,956
Mercuries & Associates Holding Ltd.	118,520	82,623
Meritz Fire & Marine Insurance Co., Ltd.	1,700	22,677
MMI Holdings Ltd.	42,167	119,382
New China Life Insurance Co., Ltd., Class H	30,137	187,211
Panin Financial Tbk PT*	4,464,000	112,612
People’s Insurance Co. Group of China Ltd., Class H	220,300	153,192
PICC Property & Casualty Co., Ltd., Class H	131,634	292,779
Ping An Insurance Group Co. of China Ltd., Class H	101,500	1,458,764
Porto Seguro S.A.	3,700	45,882

	Shares	Value
Insurance – (continued)
Powszechny Zaklad Ubezpieczen S.A.	2,175	$283,212
Qualitas Controladora SAB de CV*	20,900	39,185
Rand Merchant Insurance Holdings Ltd.	24,644	96,505
Samsung Fire & Marine Insurance Co., Ltd.	1,343	353,916
Samsung Fire & Marine Insurance Co., Ltd. (Preference)	84	13,595
Samsung Life Insurance Co., Ltd.	2,351	230,275
Sanlam Ltd.	72,449	466,404
Santam Ltd.	665	13,015
Shin Kong Financial Holding Co., Ltd.	294,615	95,717
Sul America S.A.	54,661	257,535
Tongyang Life Insurance	230	3,165
		8,284,413
Internet & Catalog Retail – 0.1%
B2W Cia Digital*	5,926	53,647
CJ O Shopping Co., Ltd.	100	22,388
GS Home Shopping, Inc.	85	18,951
Hyundai Home Shopping Network Corp.	189	23,801
Interpark Corp.	1,402	27,464
Interpark Holdings Corp.	3,713	30,965
		177,216
Internet Software & Services – 2.3%
Ahnlab, Inc.	620	28,571
Daou Technology, Inc.	4,256	74,639
Daum Kakao Corp.	949	95,520
HC International, Inc.*	12,000	18,887
Info Edge India Ltd.	3,225	39,049
Just Dial Ltd.	1,636	27,567
NAVER Corp.	1,098	665,765
Pacific Online Ltd.	46,000	24,688
PChome Online, Inc.	4,333	73,712
SINA Corp.*	2,600	114,387
Sohu.com, Inc.*	1,200	79,740
Tencent Holdings Ltd.	200,024	4,152,140

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Tian Ge Interactive Holdings Ltd.(a)	112,000	$85,685
		5,480,350
IT Services – 1.7%
AGTech Holdings Ltd.*	204,000	23,424
Chinasoft International Ltd.* ^	190,000	108,590
Cielo S.A.	34,416	475,665
CMC Ltd.	1,152	34,065
Datasonic Group Bhd	61,000	18,155
EOH Holdings Ltd.	8,647	116,801
HCL Technologies Ltd.	20,150	279,353
Hexaware Technologies Ltd.	9,883	43,810
Hi Sun Technology China Ltd.*	204,000	82,114
Infosys Ltd.	27,432	838,854
Infosys Ltd. (ADR)	8,432	261,223
Kginicis Co., Ltd.	650	14,188
Mindtree Ltd.	2,484	47,686
Mphasis Ltd.	8,245	51,269
My EG Services Bhd	61,800	43,901
Persistent Systems Ltd.	3,894	43,268
Posco ICT Co., Ltd.	4,391	22,201
SK C&C Co., Ltd.	761	180,667
SONDA S.A.	15,472	36,546
Systex Corp.	16,000	30,928
Tata Consultancy Services Ltd.	17,991	697,858
Tech Mahindra Ltd.	9,196	89,962
TravelSky Technology Ltd., Class H	91,000	177,042
Vakrangee Ltd.	20,282	33,976
Wipro Ltd.	24,579	208,427
		3,959,973
Leisure Products – 0.1%
Giant Manufacturing Co., Ltd.	11,000	95,001
Johnson Health Tech Co., Ltd.	9,045	23,509
KMC Kuei Meng International, Inc.	2,000	9,339
Merida Industry Co., Ltd.	7,350	55,198
Topkey Corp.	2,192	9,877
		192,924

	Shares	Value
Life Sciences Tools & Services – 0.0%†
Divi’s Laboratories Ltd.	817	$22,169
Machinery – 1.2%
AIA Engineering Ltd.	1,599	28,967
Airtac International Group	4,280	35,077
Ashok Leyland Ltd.*	61,007	66,852
China Conch Venture Holdings Ltd.	39,000	105,159
China International Marine Containers Group Co., Ltd., Class H	13,400	36,218
China Yuchai International Ltd.	4,500	90,720
CIMC Enric Holdings Ltd.	20,000	22,216
Coastal Contracts Bhd	19,900	16,874
CSBC Corp. Taiwan	55,000	29,991
CSR Corp. Ltd., Class H	66,000	127,723
Cummins India Ltd.	2,089	28,354
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,567	60,393
Doosan Engine Co., Ltd.*	1,060	6,882
Doosan Infracore Co., Ltd.*	4,930	54,727
Eicher Motors Ltd.	276	66,014
Famur S.A.	13,030	10,398
Haitian International Holdings Ltd.	30,000	74,776
Hanjin Heavy Industries & Construction Co., Ltd.*	14,677	85,160
Hiwin Technologies Corp.	7,302	55,911
Hy-Lok Corp.*	601	19,062
Hyundai Elevator Co., Ltd.*	455	32,427
Hyundai Heavy Industries Co., Ltd.*	1,647	215,093
Hyundai Mipo Dockyard Co., Ltd.*	502	41,911
Hyundai Rotem Co., Ltd.*	540	9,596
Jain Irrigation Systems Ltd.	30,018	26,939
King Slide Works Co., Ltd.	3,000	47,362
Kinik Co.	10,000	21,289
Lonking Holdings Ltd.	641,000	159,606
Nak Sealing Technologies Corp.	6,000	21,942
Otokar Otomotiv ve Savunma Sanayi A/S	706	25,467
Rechi Precision Co., Ltd.	21,969	23,851

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Samsung Heavy Industries Co., Ltd.	6,678	$113,065
Sany Heavy Equipment International Holdings Co., Ltd.*	306,000	86,457
Shanghai Zhenhua Heavy Industries Co., Ltd., Class B*	93,800	74,946
Shin Zu Shing Co., Ltd.	52,000	144,322
Sinotruk Hong Kong Ltd.	11,000	7,862
SKF India Ltd.	1,144	25,448
Syncmold Enterprise Corp.	47,000	102,361
Thermax Ltd.	2,214	34,183
TK Corp.*	847	8,533
Turk Traktor ve Ziraat Makineleri A/S	564	16,845
United Tractors Tbk PT	66,000	108,960
WEG S.A.	21,720	116,746
Weichai Power Co., Ltd., Class H	25,000	99,501
Yungtay Engineering Co., Ltd.	11,000	25,322
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	412,000	287,560
		2,899,068
Marine – 0.7%
China COSCO Holdings Co., Ltd., Class H*	309,693	286,074
China Shipping Container Lines Co., Ltd., Class H*	464,000	262,795
China Shipping Development Co., Ltd., Class H*	134,000	112,543
Chinese Maritime Transport Ltd.	8,000	8,490
Evergreen Marine Corp. Taiwan Ltd.	80,000	54,464
Grindrod Ltd.	52,512	71,590
Hanjin Shipping Co., Ltd.*	7,003	49,321
Hyundai Merchant Marine Co., Ltd.*	2,970	26,431
Korea Line Corp.*	1,439	31,143
Malaysian Bulk Carriers Bhd	25,400	8,558
MISC Bhd	40,800	104,821
Pan Ocean Co., Ltd.*	18,000	52,220

	Shares	Value
Marine – (continued)
Precious Shipping PCL (NVDR)	15,700	$6,477
Shih Wei Navigation Co., Ltd.	78,484	46,000
Sincere Navigation Corp.	13,000	10,357
Sinotrans Shipping Ltd.*	77,500	21,697
Taiwan Navigation Co., Ltd.	26,000	17,276
Thoresen Thai Agencies PCL (NVDR)	66,519	27,039
Trencor Ltd.	54,107	297,684
U-Ming Marine Transport Corp.	7,000	10,525
Wan Hai Lines Ltd.	13,000	14,432
Wisdom Marine Lines Co., Ltd.*	18,192	23,879
Yang Ming Marine Transport Corp.*	41,000	21,487
		1,565,303
Media – 1.9%
Astro Malaysia Holdings Bhd	66,600	58,718
BEC World PCL (NVDR)	50,000	61,050
Cheil Worldwide, Inc.*	3,550	76,000
CJ CGV Co., Ltd.	643	47,625
CJ E&M Corp.*	570	31,265
CJ Hellovision Co., Ltd.	10,647	115,707
Cyfrowy Polsat S.A.	10,613	73,868
Dish TV India Ltd.*	17,517	20,753
Global City Holdings N.V.*	2,153	23,683
Global Mediacom Tbk PT	276,500	33,063
Grupo Televisa SAB*	103,400	751,625
Hyundai Hy Communications & Networks Co., Ltd.	3,530	17,518
KT Skylife Co., Ltd.	520	8,465
Loen Entertainment, Inc.	236	11,822
Major Cineplex Group PCL (NVDR)	20,200	20,528
Media Nusantara Citra Tbk PT	139,500	23,730
Media Prima Bhd	101,500	47,879
Megacable Holdings SAB de CV*	11,400	47,386
MNC Investama Tbk PT	3,535,400	73,367
MNC Sky Vision Tbk PT*	53,000	6,542
Multiplus S.A.	4,800	53,137
Naspers Ltd., Class N	15,564	2,435,626
Phoenix Satellite Television Holdings Ltd.	20,000	7,921

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
SBS Media Holdings Co., Ltd.	15,440	$76,624
SM Entertainment Co.*	1,662	48,759
Smiles S.A.	3,400	58,612
Star Publications Malaysia Bhd	20,000	13,983
Sun TV Network Ltd.	2,095	11,449
Surya Citra Media Tbk PT	172,049	38,491
TV18 Broadcast Ltd.*	39,466	21,686
TVN S.A.*	7,248	34,140
VGI Global Media PCL (NVDR)	33,696	4,641
Viva China Holdings Ltd.*	392,000	57,148
Wisdom Holdings Group	71,000	62,287
YG Entertainment, Inc.	1,335	58,531
Zee Entertainment Enterprises Ltd.	22,098	108,568
		4,642,197
Metals & Mining – 3.8%
African Rainbow Minerals Ltd.	4,543	41,227
Alrosa AO	80,667	106,937
Aluminum Corp. of China Ltd., Class H*	144,000	92,889
Aneka Tambang Persero Tbk PT*	417,800	25,624
Angang Steel Co., Ltd., Class H	120,000	100,166
Anglo American Platinum Ltd.*	1,911	52,290
AngloGold Ashanti Ltd.*	15,796	178,145
ArcelorMittal South Africa Ltd.*	24,451	40,369
Assore Ltd.	1,586	15,301
Bradespar S.A.	4,292	15,170
Bradespar S.A. (Preference)	69,445	279,026
Bumi Resources Minerals Tbk PT*	1,298,000	15,321
CAP S.A.	10,152	36,232
China Hongqiao Group Ltd.	12,500	11,692
China Metal Products	89,725	93,750
China Metal Recycling Holdings Ltd.* ^	51,000	—
China Molybdenum Co., Ltd., Class H	152,400	152,771
China Steel Corp.	457,981	385,065
China Zhongwang Holdings Ltd.	26,800	16,320

	Shares	Value
Metals & Mining – (continued)
Chinalco Mining Corp. International*	128,000	$16,349
Chun Yuan Steel	63,000	23,965
Chung Hung Steel Corp.*	90,000	20,630
Cia Siderurgica Nacional S.A.	28,100	77,018
Dongkuk Steel Mill Co., Ltd.*	17,132	102,281
Eregli Demir ve Celik Fabrikalari TAS	57,421	96,591
Ezz Steel*	5,211	8,796
Feng Hsin Iron & Steel Co.	26,000	35,486
Fosun International Ltd.	77,000	192,720
Gerdau S.A.	4,800	12,196
Gerdau S.A. (Preference)	35,182	118,249
Gloria Material Technology Corp.	39,900	29,834
Gold Fields Ltd.	31,242	141,836
Grupa Kety S.A.	1,119	98,270
Grupo Mexico SAB de CV	151,000	465,556
Grupo Simec SAB de CV*	8,200	22,004
Hanson International Tbk PT*	934,935	51,210
Harmony Gold Mining Co., Ltd.*	44,963	85,743
Hindalco Industries Ltd.	32,860	66,532
Hindustan Zinc Ltd.	6,592	17,581
Honbridge Holdings Ltd.*	164,000	56,492
Hyundai Hysco Co., Ltd.	304	18,887
Hyundai Steel Co.	2,736	200,861
Impala Platinum Holdings Ltd.*	21,112	116,542
Industrias CH SAB de CV*	18,700	76,183
Industrias Penoles SAB de CV	5,500	93,169
Jastrzebska Spolka Weglowa S.A.*	1,645	6,541
Jiangxi Copper Co., Ltd., Class H	45,000	93,354
Jindal Steel & Power Ltd.	17,708	38,921
JSW Steel Ltd.	4,295	63,037
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A*	8,180	7,339
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	29,128	20,035
KGHM Polska Miedz S.A.	4,852	169,997
KISWIRE Ltd.	1,913	124,559
Korea Zinc Co., Ltd.	353	157,236

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Koza Altin Isletmeleri A/S	14,453	$150,465
Krakatau Steel Persero Tbk PT*	1,237,000	33,400
Kumba Iron Ore Ltd.	3,348	44,849
Magnitogorsk Iron & Steel Works OJSC*	206,987	60,664
Magnitogorsk Iron & Steel Works OJSC (GDR)	16,812	62,541
Metalurgica Gerdau S.A.	10,716	29,836
Metalurgica Gerdau S.A. (Preference)	83,408	272,274
Minera Frisco SAB de CV*	12,600	10,450
MMC Norilsk Nickel OJSC*	974	182,001
MMC Norilsk Nickel OJSC (ADR)	12,120	227,614
MMG Ltd.	88,000	37,806
MOIL Ltd.	9,107	36,348
Nickel Asia Corp.	50,532	25,816
NMDC Ltd.	36,222	73,140
North Mining Shares Co., Ltd.*	840,000	41,181
Northam Platinum Ltd.*	40,263	164,438
Novolipetsk Steel OJSC*	29,448	38,975
Poongsan Corp.	6,434	173,754
POSCO	2,605	612,369
POSCO Chemtech Co., Ltd.^	267	34,097
Press Metal Bhd	24,700	19,627
Royal Bafokeng Platinum Ltd.*	5,164	22,369
Seah Besteel Corp.	761	26,053
SeAH Steel Corp.	750	56,950
Sesa Sterlite Ltd.	47,753	157,773
Severstal OAO*	3,213	36,032
Severstal PAO (GDR)	4,939	54,724
Shougang Fushan Resources Group Ltd.	702,000	180,229
Sibanye Gold Ltd.	29,805	70,199
Stalprodukt S.A.	663	80,636
Steel Authority of India Ltd.	38,744	42,364
STP & I PCL (NVDR)	49,060	24,258
TA Chen Stainless Pipe*	64,900	43,654
Tata Steel Ltd.	12,806	72,654
Timah Persero Tbk PT	237,504	14,933
Ton Yi Industrial Corp.	19,000	15,013
Tung Ho Steel Enterprise Corp.	25,000	19,591

	Shares	Value
Metals & Mining – (continued)
Usinas Siderurgicas de Minas Gerais S.A.	13,721	$76,679
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	44,597	90,263
Vale Indonesia Tbk PT	68,500	14,770
Vale S.A.	61,300	465,006
Vale S.A. (Preference)	66,619	399,396
Volcan Cia Minera SAA, Class B	74,876	14,616
YC INOX Co., Ltd.	99,000	80,652
Yeong Guan Energy Technology Group Co., Ltd.	9,178	62,333
Yieh Phui Enterprise Co., Ltd.	55,080	17,355
Young Poong Corp.	29	35,709
Zijin Mining Group Co., Ltd., Class H^	178,000	68,663
		9,158,814
Multiline Retail – 0.8%
Aeon Co. M Bhd	15,200	13,871
El Puerto de Liverpool SAB de CV*	9,100	99,839
The Eslite Spectrum Corp.	1,000	5,322
Far Eastern Department Stores Ltd.	21,012	16,912
Golden Eagle Retail Group Ltd.	26,000	38,977
Grupo Sanborns SAB de CV	12,500	19,953
Hyundai Department Store Co., Ltd.	578	78,720
Intime Retail Group Co., Ltd.	27,500	30,866
Lojas Americanas S.A.	4,375	18,994
Lojas Americanas S.A. (Preference)	22,572	128,400
Lojas Renner S.A.	4,900	171,914
Lotte Shopping Co., Ltd.	446	107,756
Maoye International Holdings Ltd.	441,000	97,859
Marisa Lojas S.A.	5,300	25,254
Matahari Department Store Tbk PT	64,100	86,538
Mitra Adiperkasa Tbk PT	80,200	34,493
Multipolar Tbk PT	906,895	56,320
New World Department Store China Ltd.	171,000	49,197

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Parkson Holdings Bhd*	14,038	$8,474
Parkson Retail Group Ltd.	182,000	46,256
Poya International Co., Ltd.	4,040	43,334
Robinson Department Store PCL (NVDR)	19,300	27,371
SACI Falabella	42,972	335,199
Shinsegae Co., Ltd.	308	57,894
Springland International Holdings Ltd.	324,000	124,565
Taiwan FamilyMart Co., Ltd.	2,000	15,608
Woolworths Holdings Ltd.	37,494	280,731
		2,020,617
Multi-Utilities – 0.1%
Tianjin Development Hldgs Ltd.	56,000	53,102
YTL Corp. Bhd	176,400	82,714
YTL Power International Bhd	55,860	25,095
		160,911
Oil, Gas & Consumable Fuels – 6.9%
Adaro Energy Tbk PT	645,200	43,553
AK Transneft OAO (Preference)*	482	1,133,488
The Bangchak Petroleum PCL (NVDR)	10,400	11,200
Banpu PCL (NVDR)	37,800	33,253
Bashneft OAO*	7,922	329,689
Bashneft OAO (Preference)*	4,167	137,959
Bharat Petroleum Corp. Ltd.	7,494	90,231
Cairn India Ltd.	21,956	73,786
China Coal Energy Co., Ltd., Class H	153,000	100,866
China Petroleum & Chemical Corp., Class H	996,236	933,110
China Shenhua Energy Co., Ltd., Class H	131,619	342,159
CNOOC Ltd.	699,000	1,184,967
Coal India Ltd.	19,633	112,129
Cosan S.A. Industria e Comercio	4,400	42,605
Ecopetrol S.A.*	205,862	176,724
Empresas COPEC S.A.	20,768	238,391
Energy Absolute PCL (NVDR)	60,600	48,256
Energy Earth PCL (NVDR)	81,000	11,991
Essar Oil Ltd.*	11,219	19,209

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Esso Thailand PCL (NVDR)*	355,100	$70,018
Exxaro Resources Ltd.	4,802	39,055
Formosa Petrochemical Corp.	48,000	123,816
Gazprom OAO	328,112	976,265
Gazprom OAO (ADR)	73,857	437,529
The Great Eastern Shipping Co., Ltd.	17,277	92,607
Grupa Lotos S.A.*	29,152	248,702
GS Holdings Corp.	2,129	99,698
Gujarat Mineral Development Corp. Ltd.	25,548	40,646
Hankook Shell Oil Co., Ltd.	56	25,701
Hindustan Petroleum Corp. Ltd.	3,954	38,917
Indian Oil Corp. Ltd.	11,043	62,800
Indo Tambangraya Megah Tbk PT	13,100	12,734
Inner Mongolia Yitai Coal Co., Ltd., Class B	28,800	43,834
IRPC PCL (NVDR)	293,800	40,997
Kunlun Energy Co., Ltd.	116,022	138,158
Lubelski Wegiel Bogdanka S.A.	1,075	26,208
Lukoil OAO*	14,967	767,532
Lukoil OAO (ADR)	5,205	266,496
Medco Energi Internasional Tbk PT	117,500	29,007
MOL Hungarian Oil & Gas PLC	1,778	98,892
NOVATEK OAO*	23,111	221,301
Oil & Natural Gas Corp. Ltd.	29,986	143,521
Oil India Ltd.	3,776	27,216
PetroChina Co., Ltd., Class H	836,000	1,074,235
Petroleo Brasileiro S.A.*	122,200	580,634
Petroleo Brasileiro S.A. (Preference)*	147,863	643,408
Petron Corp.	52,500	11,613
Petronas Dagangan Bhd	10,000	60,087
Petronet LNG Ltd.	11,664	32,073
Polski Koncern Naftowy Orlen S.A.	12,881	244,407
Polskie Gornictwo Naftowe i Gazownictwo S.A.	77,952	140,392
PTT Exploration & Production PCL	469	1,665
PTT Exploration & Production PCL (NVDR)	53,921	191,377
PTT PCL (NVDR)	34,800	375,817
Reliance Industries Ltd.	28,653	389,025

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Reliance Industries Ltd. (GDR)(a)	10,280	$276,532
Rosneft OAO*	35,926	178,621
Rosneft OAO (GDR)	8,454	41,763
Sasol Ltd.	21,835	877,754
Semirara Mining and Power Corp.	12,450	46,272
Shell Refining Co. Federation of Malaya Bhd*	34,300	46,324
Sinopec Kantons Holdings Ltd.	36,000	32,604
SK Gas Ltd.	270	24,229
SK Innovation Co., Ltd.*	2,465	271,334
S-Oil Corp.	1,939	132,764
Sugih Energy Tbk PT*	5,647,700	172,100
Surgutneftegas OAO*	187,437	139,516
Surgutneftegas OAO (ADR)	3,307	23,976
Surgutneftegas OAO (Preference)*	211,682	159,409
Surgutneftegas OAO (Preference) (ADR)	12,172	91,290
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	19,836
Tatneft OAO*	19,747	111,903
Tatneft OAO (ADR)	6,646	228,224
Tatneft OAO (Preference)*	3,554	11,498
Thai Oil PCL (NVDR)	45,200	80,212
Tupras Turkiye Petrol Rafinerileri A/S*	5,062	122,806
Ultrapar Participacoes S.A.	13,200	303,564
Yanchang Petroleum International Ltd.*	1,480,000	67,783
Yanzhou Coal Mining Co., Ltd., Class H	56,000	55,992
		16,396,255
Paper & Forest Products – 0.5%
Chung Hwa Pulp Corp.*	90,000	32,325
Duratex S.A.	34,199	97,042
Empresas CMPC S.A.	49,982	140,232
Fibria Celulose S.A.*	10,000	141,378
Hansol Holdings Co., Ltd.*	8,525	64,017
Indah Kiat Pulp & Paper Corp. Tbk PT	907,300	78,394
Jaya Tiasa Holdings Bhd	35,400	16,102

	Shares	Value
Paper & Forest Products – (continued)
Lee & Man Paper Manufacturing Ltd.	59,000	$33,568
Long Chen Paper Co., Ltd.	145,038	64,170
Mondi Ltd.	4,420	88,636
Nine Dragons Paper Holdings Ltd.	56,000	45,877
Pfleiderer Grajewo S.A.*	2,557	20,900
Sappi Ltd.*	20,544	83,852
Shihlin Paper Corp.*	8,000	10,292
Superb Summit International Group Ltd.* ^	395,000	74,402
Suzano Papel e Celulose S.A. (Preference), Class A	13,582	68,339
Ta Ann Holdings Bhd	11,100	11,687
YFY, Inc.	31,000	13,209
		1,084,422
Personal Products – 0.7%
Amorepacific Corp.^	132	478,254
Amorepacific Corp. (Preference)^	24	41,888
AMOREPACIFIC Group^	104	158,134
Chlitina Holding Ltd.	9,000	55,541
Colgate-Palmolive India Ltd.	786	24,604
Dabur India Ltd.	24,631	97,686
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,251	25,746
Emami Ltd.	1,351	19,784
Godrej Consumer Products Ltd.	4,977	82,415
Grape King Bio Ltd.	8,000	43,623
Hengan International Group Co., Ltd.	27,500	339,885
Hypermarcas S.A.*	13,600	90,242
Korea Kolmar Co., Ltd.*	1,030	69,852
Korea Kolmar Holdings Co., Ltd.	1,000	49,440
Marico Ltd.	4,975	31,464
Microbio Co., Ltd.*	35,365	30,485
Natura Cosmeticos S.A.	6,400	60,414
		1,699,457
Pharmaceuticals – 2.1%
Adcock Ingram Holdings Ltd.*	5,712	25,325
Ajanta Pharma Ltd.	2,580	51,303

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Alembic Pharmaceuticals Ltd.	5,526	$41,183
Aspen Pharmacare Holdings Ltd.*	12,366	374,409
Aurobindo Pharma Ltd.	3,962	80,198
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	34,000	57,550
Bukwang Pharmaceutical Co., Ltd.	1,237	28,502
Cadila Healthcare Ltd.	1,230	32,956
Celltrion, Inc.*	2,790	223,044
Center Laboratories, Inc.*	4,500	13,092
China Medical System Holdings Ltd.	39,000	68,932
China Shineway Pharmaceutical Group Ltd.	31,000	52,792
China Traditional Chinese Medicine Co., Ltd.*	68,000	53,251
Chong Kun Dang Pharmaceutical Corp.	1,073	71,767
Cipla Ltd.	13,869	138,876
Consun Pharmaceutical Group Ltd.	39,000	31,195
CSPC Pharmaceutical Group Ltd.	82,100	85,371
Daewoong Pharmaceutical Co., Ltd.	452	27,280
Dawnrays Pharmaceutical Holdings Ltd.	36,000	30,421
Dong-A Socio Holdings Co., Ltd.	267	38,232
Dong-A ST Co., Ltd.	569	65,817
Dr Reddy’s Laboratories Ltd.	1,961	102,203
Dr. Reddy’s Laboratories Ltd. (ADR)	1,456	75,683
Genomma Lab Internacional SAB de CV, Class B*	85,600	100,864
GlaxoSmithKline Pharmaceuticals Ltd.*	690	34,583
Glenmark Pharmaceuticals Ltd.	4,184	58,648
Green Cross Holdings Corp.	2,280	62,105
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	22,000	84,297
Hanmi Pharm Co., Ltd.*	613	215,865

	Shares	Value
Pharmaceuticals – (continued)
Hanmi Science Co., Ltd.*	1,743	$69,915
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	108,960	29,942
Huons Co., Ltd.	664	41,748
Ilyang Pharmaceutical Co., Ltd.*	1,310	39,838
Kalbe Farma Tbk PT	886,300	122,732
Komipharm International Co., Ltd.*	3,041	69,784
Kwang Dong Pharmaceutical Co., Ltd.	3,838	59,253
LG Life Sciences Ltd.*	812	42,721
Lijun International Pharmaceutical Holding Co., Ltd,	68,000	30,179
Livzon Pharmaceutical Group, Inc., Class H	8,400	60,688
Lotus Pharmaceutical Co., Ltd.*	8,000	25,155
Luye Pharma Group Ltd.*	52,500	67,461
Piramal Enterprises Ltd.	3,018	44,575
Richter Gedeon Nyrt	42,766	720,864
Sanofi India Ltd.	1,139	59,534
ScinoPharm Taiwan Ltd.	9,568	16,058
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,500	47,654
Sihuan Pharmaceutical Holdings Group Ltd.^	141,000	80,222
Sino Biopharmaceutical Ltd.	112,000	128,311
Sun Pharma Advanced Research Co., Ltd.*	6,621	41,520
Sun Pharmaceutical Industries Ltd.	32,907	486,416
Tempo Scan Pacific Tbk PT	21,000	3,289
Tong Ren Tang Technologies Co., Ltd., Class H	55,000	96,218
Torrent Pharmaceuticals Ltd.	1,906	36,066
TTY Biopharm Co., Ltd.	28,686	63,786
TWi Pharmaceuticals, Inc.*	3,000	20,081
Whanin Pharmaceutical Co., Ltd.	2,000	40,205
Wockhardt Ltd.	3,395	68,841
Yuhan Corp.	282	60,767
YungShin Global Holding Corp.	13,000	23,643
		5,023,210

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – 0.0%†
Sporton International, Inc.	6,120	$34,870
Real Estate Investment Trusts (REITs) – 0.8%
Axis Real Estate Investment Trust	47,200	47,975
Capital Property Fund	54,889	62,803
CapitaMalls Malaysia Trust	116,900	48,907
Emira Property Fund	46,823	71,080
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	80,499	92,982
Fibra Uno Administracion S.A. de CV	79,200	197,370
Fortress Income Fund Ltd.	15,574	39,052
Fortress Income Fund Ltd., Class A	35,290	47,373
Fountainhead Property Trust	12,733	10,639
Growthpoint Properties Ltd.	107,577	251,123
Hyprop Investments Ltd.	7,010	71,823
IGB Real Estate Investment Trust	33,800	13,002
KLCCP Stapled Group	9,500	18,832
Mexico Real Estate Management S.A. de CV*	241,690	365,975
Pavilion Real Estate Investment Trust	22,500	9,855
PLA Administradora Industrial S de RL de CV*	72,649	143,303
Prologis Property Mexico S.A. de CV*	45,868	81,190
Redefine Properties Ltd.	123,668	124,742
Resilient Property Income Fund Ltd.	11,449	95,251
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	154,323	64,279
Sunway Real Estate Investment Trust	39,400	18,917
Torunlar Gayrimenkul Yatirim Ortakligi A/S	48,092	73,168
Vukile Property Fund Ltd.	54,165	86,393
		2,036,034
Real Estate Management & Development – 4.0%
Agile Property Holdings Ltd.	33,750	28,302
Agung Podomoro Land Tbk PT	2,233,400	72,020
Alam Sutera Realty Tbk PT	3,383,900	160,548

	Shares	Value
Real Estate Management & Development – (continued)
Aliansce Shopping Centers S.A.	8,900	$50,242
Attacq Ltd.*	48,664	101,430
Ayala Land, Inc.	215,700	187,218
Bangkok Land PCL (NVDR)	71,000	3,295
Beijing Properties Holdings Ltd.*	370,800	38,749
Belle Corp.	581,100	54,417
BR Malls Participacoes S.A.	17,800	97,456
BR Properties S.A.	20,100	73,723
Bumi Serpong Damai Tbk PT	242,500	34,890
Carnival Group International Holdings Ltd.*	409,223	83,944
Cathay Real Estate Development Co., Ltd.	23,000	14,457
Central China Real Estate Ltd.	244,000	72,717
Central Pattana PCL (NVDR)	68,500	87,274
China Merchants Land Ltd.	414,000	132,460
China Merchants Property Development Co., Ltd., Class B^	72,300	212,670
China Oceanwide Holdings Ltd.	126,000	19,669
China Overseas Grand Oceans Group Ltd.	264,000	158,717
China Overseas Land & Investment Ltd.	160,000	669,836
China Resources Land Ltd.	97,777	356,360
China SCE Property Holdings Ltd.*	370,800	77,498
China South City Holdings Ltd.	78,000	34,516
China Vast Industrial Urban Development Co., Ltd.(a) *	144,000	60,564
Chong Hong Construction Co., Ltd.	6,300	14,379
Cie Generale Immobiliere^	297	22,180
CIFI Holdings Group Co., Ltd.	726,000	224,792
Ciputra Development Tbk PT	501,500	53,197
Colour Life Services Group Co., Ltd.*	47,000	65,972
Country Garden Holdings Co., Ltd.	183,470	99,414
DLF Ltd.	20,038	43,048
Douja Promotion Groupe Addoha S.A.	4,779	15,261
Eastern & Oriental Bhd	33,440	18,309
Echo Investment S.A.*	38,151	71,881

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Evergrande Real Estate Group Ltd.	266,000	$252,234
Fantasia Holdings Group Co., Ltd.	418,500	68,570
Farglory Land Development Co., Ltd.	20,261	24,246
Franshion Properties China Ltd.	130,000	52,663
Globe Trade Centre S.A.*	19,035	32,647
Glorious Property Holdings Ltd.*	747,000	114,684
Goldin Properties Holdings Ltd.*	44,000	106,947
Greentown China Holdings Ltd.	18,000	22,386
Guangzhou R&F Properties Co., Ltd., Class H	318,000	406,980
Heliopolis Co. for Housing and Construction SAE	2,221	17,820
Hemaraj Land and Development PCL (NVDR)	249,700	32,723
Highwealth Construction Corp.	10,500	27,496
Hongkong Land Holdings Ltd.	46,000	372,600
Hopson Development Holdings Ltd.*	16,000	18,826
Huaku Development Co., Ltd.	68,000	155,868
Huang Hsiang Construction Corp.	41,000	59,440
Hung Poo Real Estate Development Corp.	96,000	85,418
Hung Sheng Construction Ltd.*	156,000	112,062
Hydoo International Holding Ltd.	362,000	71,455
Iguatemi Empresa de Shopping Centers S.A.	5,900	52,940
IOI Properties Group Bhd	100,100	60,147
Jiangsu Future Land Co., Ltd., Class B^	162,800	82,540
Joy City Property Ltd.*	186,000	38,874
Kaisa Group Holdings Ltd.* ^	66,000	13,283
KEE TAI Properties Co., Ltd.	112,000	73,506
Kindom Construction Corp.	117,000	105,822
Korea Real Estate Investment & Trust Co., Ltd. (REIT)*	10,789	32,558
KrisAssets Holdings Bhd* ^	17,100	—
KSL Holdings BHD	167,396	90,243
KWG Property Holding Ltd.	46,418	47,130

	Shares	Value
Real Estate Management & Development – (continued)
Land & Houses PCL (NVDR)	78,900	$22,857
Lippo Karawaci Tbk PT	702,000	64,175
Longfor Properties Co., Ltd.	47,000	81,859
LPN Development PCL (NVDR)	46,700	24,366
Mah Sing Group Bhd	90,088	53,372
MBK PCL (NVDR)	212,000	91,321
Medinet Nasr Housing*	4,206	18,009
Megaworld Corp.	413,000	49,156
Mingfa Group International Co., Ltd.*	36,000	12,772
Multiplan Empreendimentos Imobiliarios S.A.	2,600	45,514
New World China Land Ltd.	110,000	74,789
Pakuwon Jati Tbk PT	730,000	24,667
Palm Hills Developments SAE*	33,158	11,733
Parque Arauco S.A.	49,683	101,371
The Phoenix Mills Ltd.	8,000	45,879
Poly Property Group Co., Ltd.	51,000	32,833
Powerlong Real Estate Holdings Ltd.*	114,000	24,856
Prince Housing & Development Corp.	40,197	17,391
Pruksa Real Estate PCL (NVDR)	8,300	6,924
Quality Houses PCL (NVDR)	352,625	33,161
Radium Life Tech Co., Ltd.*	13,633	7,122
Redco Properties Group Ltd.(a)	56,000	31,500
Renhe Commercial Holdings Co., Ltd.*	1,776,000	99,670
Road King Infrastructure Ltd.	97,000	97,862
Robinsons Land Corp.	31,900	21,455
Ruentex Development Co., Ltd.	23,820	42,388
Sansiri PCL (NVDR)	1,614,200	92,548
Selangor Properties Bhd	10,100	15,597
Shanghai Industrial Urban Development Group Ltd.*	134,000	38,725
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	53,900	164,341
Shenzhen Investment Ltd.	96,266	53,032
Shimao Property Holdings Ltd.	53,000	125,540
Shining Building Business Co., Ltd.*	38,610	22,945
Shui On Land Ltd.	122,666	39,722

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Sino-Ocean Land Holdings Ltd.	135,267	$113,084
Sinyi Realty, Inc.	9,223	10,646
SM Prime Holdings, Inc.	217,100	90,974
Sobha Ltd.	2,976	18,362
SOHO China Ltd.	57,500	43,694
SP Setia Bhd Group	14,872	14,239
Summarecon Agung Tbk PT	313,000	42,981
Sunac China Holdings Ltd.	65,000	85,703
Sunway Bhd	42,533	45,262
Supalai PCL (NVDR)	8,600	5,218
Talaat Moustafa Group	43,834	57,794
Tian An China Investment Co., Ltd.	270,000	178,696
TICON Industrial Connection PCL (NVDR)	88,430	40,238
Times Property Holdings Ltd.	154,000	70,730
Tropicana Corp. Bhd*	105,100	32,166
UEM Sunrise Bhd	46,300	16,770
Unitech Ltd.*	166,584	40,390
UOA Development Bhd	34,700	22,019
Vista Land & Lifescapes, Inc.	1,004,500	169,184
Wanda Hotel Development Co., Ltd.*	28,000	6,105
WHA Corp. PCL (NVDR)	39,409	50,210
Wuzhou International Holdings Ltd.	410,000	71,938
Yida China Holdings Ltd.*	334,000	139,613
Yuexiu Property Co., Ltd.	324,520	79,548
Yuzhou Properties Co., Ltd.	322,200	93,528
Zall Development Group Ltd.	219,000	79,676
Zhuguang Holdings Group Co., Ltd.*	44,000	8,912
		9,460,645
Road & Rail – 0.2%
BTS Group Holdings PCL (NVDR)	299,840	84,135
CAR, Inc.*	16,000	37,899
CJ Korea Express Co., Ltd.*	357	68,103
Evergreen International Storage & Transport Corp.	41,000	23,963

	Shares	Value
Road & Rail – (continued)
Guangshen Railway Co., Ltd., Class H	182,000	$120,924
JSL S.A.	6,400	24,712
Localiza Rent a Car S.A.	5,320	62,654
		422,390
Semiconductors & Semiconductor Equipment – 4.3%
A-DATA Technology Co., Ltd.	64,131	102,083
Advanced Semiconductor Engineering, Inc.	244,000	347,365
ALI Corp.	42,000	31,953
Ardentec Corp.	115,468	108,584
Chipbond Technology Corp.	23,000	50,016
ChipMOS Technologies, Inc.	8,000	11,807
Elan Microelectronics Corp.*	11,000	18,102
Elite Advanced Laser Corp.	8,000	34,872
Elite Semiconductor Memory Technology, Inc.	22,000	31,032
eMemory Technology, Inc.	3,000	34,138
Eo Technics Co., Ltd.	400	41,306
Epistar Corp.	42,436	66,510
E-Ton Solar Tech Co., Ltd.*	38,000	19,976
Eugene Technology Co., Ltd.	1,668	25,051
Everlight Electronics Co., Ltd.	10,000	23,183
Faraday Technology Corp.	34,000	46,960
GCL-Poly Energy Holdings Ltd.*	413,000	125,214
GemVax & Kael Co., Ltd.*	3,106	60,411
Gigasolar Materials Corp.	1,380	23,972
Gigastorage Corp.*	31,000	27,178
Gintech Energy Corp.*	32,000	20,479
Global Mixed Mode Technology, Inc.	5,000	14,285
Global Unichip Corp.	7,000	18,445
Greatek Electronics, Inc.	13,000	17,510
Green Energy Technology, Inc.*	15,000	9,624
Hanergy Thin Film Power Group Ltd.*	343,293	319,769
Hermes Microvision, Inc.	1,000	70,855
Holtek Semiconductor, Inc.	19,000	34,928
Inotera Memories, Inc.*	91,000	105,631
King Yuan Electronics Co., Ltd.	40,000	36,505
Kinsus Interconnect Technology Corp.	10,000	30,660

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Koh Young Technology, Inc.	1,153	$47,647
Landing International Development Ltd.*	325,000	7,925
LEENO Industrial, Inc.	1,098	47,116
Lextar Electronics Corp.	55,000	49,925
Macronix International*	181,000	43,970
MediaTek, Inc.	55,000	709,365
Motech Industries, Inc.	12,000	15,438
Nanya Technology Corp.*	18,000	40,319
Neo Solar Power Corp.	23,914	21,512
Novatek Microelectronics Corp.	22,000	115,653
Orient Semiconductor Electronics Ltd.*	74,000	39,143
Parade Technologies Ltd.	2,400	23,901
Phison Electronics Corp.	4,000	37,158
Pixart Imaging, Inc.	12,000	36,871
Powertech Technology, Inc.	24,000	44,511
Radiant Opto-Electronics Corp.	22,330	73,641
Realtek Semiconductor Corp.	17,070	53,507
Richtek Technology Corp.	5,000	28,407
Semiconductor Manufacturing International Corp.*	900,000	99,856
Seoul Semiconductor Co., Ltd.*	1,489	26,946
Shunfeng International Clean Energy Ltd.*	34,000	24,038
Sigurd Microelectronics Corp.	114,000	108,134
Silicon Works Co., Ltd.	3,319	126,165
Siliconware Precision Industries Co., Ltd.	127,000	209,828
Sino-American Silicon Products, Inc.*	17,000	25,118
Sitronix Technology Corp.	14,000	50,741
SK Hynix, Inc.	23,008	990,503
Sonix Technology Co., Ltd.	17,000	25,700
Taiwan Semiconductor Manufacturing Co., Ltd.	960,200	4,608,810
Taiwan Surface Mounting Technology Co., Ltd.	72,920	96,668
Topco Scientific Co., Ltd.	46,920	96,365
Transcend Information, Inc.	3,000	11,559
United Microelectronics Corp.	494,000	235,499
Unity Opto Technology Co., Ltd.	25,000	27,183

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Vanguard International Semiconductor Corp.	30,000	$46,333
Via Technologies, Inc.*	25,000	7,469
Win Semiconductors Corp.	22,000	28,698
Winbond Electronics Corp.*	156,000	51,956
Wonik IPS Co., Ltd.*	2,519	28,315
		10,270,297
Software – 0.5%
Actoz Soft Co., Ltd.*	355	10,117
Asseco Poland S.A.	2,197	36,932
Boyaa Interactive International Ltd.	26,000	26,868
Brogent Technologies, Inc.*	2,000	25,436
CD Projekt S.A.*	7,867	45,099
Com2uSCorp*	270	45,588
Cyberlink Corp.	7,240	21,394
Cyient Ltd.	8,187	62,026
Devsisters Co., Ltd.*	1,612	46,315
Hancom, Inc.	2,016	37,894
International Games System Co., Ltd.	9,000	37,321
Kingdee International Software Group Co., Ltd.*	186,000	110,864
Kingsoft Corp. Ltd.	23,000	90,354
NCSoft Corp.	490	93,475
Neowiz Games Corp.*	1,456	29,677
NetDragon Websoft, Inc.	18,000	55,618
NHN Entertainment Corp.*	512	30,233
Oracle Financial Services Software Ltd.	654	34,141
Soft-World International Corp.	11,000	31,464
SundayToz Corp.*	2,000	25,373
TOTVS S.A.	14,300	168,364
Webzen, Inc.*	1,800	71,110
WeMade Entertainment Co., Ltd.*	828	30,432
X-Legend Entertainment Co., Ltd.	5,000	26,203
XPEC Entertainment, Inc.	5,992	29,348
		1,221,646
Specialty Retail – 0.8%
Ace Hardware Indonesia Tbk PT	662,500	32,965
Baoxin Auto Group Ltd.	15,000	11,882

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
BerMaz Motor Sdn Bhd*	39,200	$44,467
China Harmony Auto Holding Ltd.	111,000	140,340
China Yongda Automobiles Services Holdings Ltd.	179,000	145,488
China ZhengTong Auto Services Holdings Ltd.	302,500	207,231
Cia Hering	16,100	95,557
The Foschini Group Ltd.	5,621	82,838
GOME Electrical Appliances Holding Ltd.	418,447	107,430
Hengdeli Holdings Ltd.	606,800	136,216
Home Product Center PCL (NVDR)	105,064	22,947
Hotai Motor Co., Ltd.	9,000	156,044
Hotel Shilla Co., Ltd.	1,373	137,044
Italtile Ltd.	101,157	98,990
Kolao Holdings	1,207	22,631
LOTTE Himart Co., Ltd.	231	15,343
Mr. Price Group Ltd.	9,465	201,346
National Petroleum Co., Ltd.	27,000	33,192
Senao International Co., Ltd.	1,000	1,528
Seobu T&D*	547	12,068
Shinsegae International Co., Ltd.	150	14,972
Siam Global House PCL (NVDR)	41,066	12,084
Super Group Ltd.*	41,023	123,486
Truworths International Ltd.	17,741	128,679
Via Varejo S.A.	5,000	31,210
Zhongsheng Group Holdings Ltd.	17,500	16,030
		2,032,008
Technology Hardware, Storage & Peripherals – 4.3%
Acer, Inc.*	111,858	73,413
Adlink Technology, Inc.	7,490	23,600
Advantech Co., Ltd.	14,292	118,299
ASROCK, Inc.	4,000	9,730
Asustek Computer, Inc.	27,000	286,962
Aten International Co., Ltd.	26,000	77,000
Casetek Holdings Ltd.	4,000	24,358
Catcher Technology Co., Ltd.	25,000	293,868
Chicony Electronics Co., Ltd.	19,230	55,569

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Clevo Co.	18,322	$28,985
CMC Magnetics Corp.*	353,000	43,915
Compal Electronics, Inc.	179,000	163,652
Coolpad Group Ltd.	732,000	273,869
Elitegroup Computer Systems Co., Ltd.	100,530	100,609
Ennoconn Corp.	4,000	38,072
Foxconn Technology Co., Ltd.	34,335	98,097
Getac Technology Corp.	98,000	60,318
Gigabyte Technology Co., Ltd.	18,000	21,923
HTC Corp.*	25,000	103,262
IEI Integration Corp.	20,034	35,782
Inventec Corp.	96,000	68,021
KONA I Co., Ltd.	1,266	41,334
Lenovo Group Ltd.	246,000	425,279
Lite-On Technology Corp.	91,730	116,212
Micro-Star International Co., Ltd.	23,000	27,562
Pegatron Corp.	65,000	193,773
Primax Electronics Ltd.	9,000	11,931
Qisda Corp.	83,000	36,451
Quanta Computer, Inc.	103,000	258,963
Quanta Storage, Inc.	62,000	66,604
Ritek Corp.*	205,000	20,951
Samsung Electronics Co., Ltd.	4,382	5,763,637
Samsung Electronics Co., Ltd. (Preference)	817	830,718
Sindoh Co., Ltd.	1,740	112,970
TCL Communication Technology Holdings Ltd.	178,000	190,145
TSC Auto ID Technology Co., Ltd.	3,000	25,664
Wistron Corp.	95,645	81,666
		10,203,164
Textiles, Apparel & Luxury Goods – 1.2%
361 Degrees International Ltd.	175,000	67,732
Aksa Akrilik Kimya Sanayii A/S	25,433	102,677
Alpargatas S.A. (Preference)	19,284	64,429
ANTA Sports Products Ltd.	32,000	70,513
Arvind Ltd.	14,306	57,233
Bata India Ltd.	1,012	16,239
Belle International Holdings Ltd.	181,000	232,813
Billion Industrial Holdings Ltd.	70,000	30,705

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Bosideng International Holdings Ltd.	946,000	$165,983
Boyner Perakende ve Tekstil Yatirimlari A/S*	415	9,897
CCC S.A.	506	26,708
China Dongxiang Group Co., Ltd.	237,000	58,095
China Lilang Ltd.	127,000	132,060
Citychamp Watch & Jewellery Group Ltd.	248,000	31,035
Cosmo Lady China Holdings Co., Ltd.(a) *	73,000	61,405
Daphne International Holdings Ltd.	292,000	81,371
Eclat Textile Co., Ltd.	5,382	72,402
Feng TAY Enterprise Co., Ltd.	17,305	107,076
Formosa Taffeta Co., Ltd.	23,000	27,411
Grendene S.A.	9,674	57,385
Guararapes Confeccoes S.A.	200	5,420
Handsome Co., Ltd.	910	29,966
Hansae Co., Ltd.	1,390	53,422
HOSA International Ltd.*	180,000	92,657
Huvis Corp.*	4,897	48,193
Lealea Enterprise Co., Ltd.*	3,150	1,147
LF Corp.	952	31,349
Li Ning Co., Ltd.*	155,833	86,449
Li Peng Enterprise Co., Ltd.*	94,083	34,867
LPP S.A.	35	74,188
Makalot Industrial Co., Ltd.	7,143	55,976
Nan Liu Enterprise Co., Ltd.	6,000	37,125
Nien Hsing Textile Co., Ltd.	17,546	16,443
Peak Sport Products Co., Ltd.	283,000	96,023
Pou Chen Corp.	93,000	130,727
Rajesh Exports Ltd.	29,345	107,604
Ruentex Industries Ltd.	17,140	42,142
Shenzhou International Group Holdings Ltd.	26,000	122,601
Shinkong Textile Co., Ltd.	15,000	19,738
Tainan Spinning Co., Ltd.	48,075	27,941
Taiwan Paiho Ltd.	24,000	65,278
Texhong Textile Group Ltd.	93,500	112,063

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Toung Loong Textile Manufacturing	7,000	$27,771
XTEP International Holdings Ltd.	240,312	87,430
Youngone Corp.	640	39,284
Youngone Holdings Co., Ltd.	315	30,266
		2,949,239
Thrifts & Mortgage Finance – 0.6%
Dewan Housing Finance Corp. Ltd.	15,007	105,485
GRUH Finance Ltd.	12,575	48,882
Housing Development Finance Corp. Ltd.	58,655	1,080,475
Indiabulls Housing Finance Ltd.	6,896	64,454
LIC Housing Finance Ltd.	8,105	54,878
Malaysia Building Society Bhd	47,030	27,467
		1,381,641
Tobacco – 0.5%
British American Tobacco Malaysia Bhd	4,400	82,749
Eastern Tobacco	425	10,861
Gudang Garam Tbk PT	22,000	84,860
ITC Ltd.	75,093	381,111
KT&G Corp.	4,640	411,627
Souza Cruz S.A.	15,300	135,703
		1,106,911
Trading Companies & Distributors – 0.5%
Adani Enterprises Ltd.	6,485	68,837
AKR Corporindo Tbk PT	54,500	21,863
Barloworld Ltd.	8,015	63,752
CITIC Resources Holdings Ltd.*	808,000	144,897
Daewoo International Corp.	1,760	51,552
Hyundai Corp.	3,642	115,681
iMarketKorea, Inc.	1,530	39,035
Invicta Holdings Ltd.	10,014	61,083
LG International Corp.	9,252	355,149
Samsung C&T Corp.	5,247	279,971
SK Networks Co., Ltd.	5,207	38,616
Yinson Holdings Bhd	20,500	16,750
		1,257,186

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	15,420	$77,094
Airports of Thailand PCL (NVDR)	16,100	141,635
Arteris S.A.	2,800	7,469
Bangkok Expressway PCL (NVDR)	105,700	125,051
Beijing Capital International Airport Co., Ltd., Class H	54,000	57,615
CCR S.A.	36,100	199,215
China Merchants Holdings International Co., Ltd.	43,948	199,863
China Resources and Transportation Group Ltd.*	400,000	9,495
COSCO International Holdings Ltd.	96,000	56,229
COSCO Pacific Ltd.	84,553	132,865
EcoRodovias Infraestrutura e Logistica S.A.	27,280	80,683
Grupo Aeroportuario del Centro Norte Sab de CV*	22,600	112,729
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,900	226,838
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,100	114,506
Gujarat Pipavav Port Ltd.*	28,094	98,018
IL&FS Transportation Networks Ltd.	29,862	79,268
International Container Terminal Services, Inc.	29,270	72,304
Jasa Marga Persero Tbk PT	69,500	33,242
Jiangsu Expressway Co., Ltd., Class H	40,000	55,114
Malaysia Airports Holdings Bhd	31,527	57,097
OHL Mexico SAB de CV*	27,500	55,337
Shenzhen International Holdings Ltd.	59,662	112,533
TAV Havalimanlari Holding A/S*	5,572	48,948
Tianjin Port Development Holdings Ltd.	128,400	41,413
Westports Holdings Bhd	27,200	34,368
Yuexiu Transport Infrastructure Ltd.	208,000	153,226

	Shares	Value
Transportation Infrastructure – (continued)
Zhejiang Expressway Co., Ltd., Class H	68,000	$108,257
		2,490,412
Water Utilities – 0.4%
Aguas Andinas S.A., Class A	94,292	55,773
Beijing Enterprises Water Group Ltd.*	194,000	167,941
China Water Affairs Group Ltd.	134,000	85,056
Cia de Saneamento Basico do Estado de Sao Paulo	14,200	84,280
Cia de Saneamento de Minas Gerais-COPASA	19,000	116,444
CT Environmental Group Ltd.	39,400	55,406
Eastern Water Resources Development and Management PCL (NVDR)	49,700	16,735
Guangdong Investment Ltd.	88,000	131,469
Inversiones Aguas Metropolitanas S.A.	51,545	84,017
Kangda International Environmental Co., Ltd.(a) *	102,000	56,190
Manila Water Co., Inc.	73,600	40,907
TTW PCL (NVDR)	42,200	14,466
VA Tech Wabag Ltd.	4,000	44,081
		952,765
Wireless Telecommunication Services – 3.9%
Advanced Info Service PCL (NVDR)	41,600	302,867
America Movil SAB de CV	1,317,833	1,382,099
Axiata Group Bhd	110,100	208,360
Bharti Airtel Ltd.	26,540	159,244
Bharti Infratel Ltd.	18,381	116,135
China Mobile Ltd.	237,105	3,386,275
DiGi.Com Bhd	130,408	220,062
ENTEL Chile S.A.	2,178	24,632
Far EasTone Telecommunications Co., Ltd.	65,000	155,146
Global Telecom Holding SAE*	105,211	44,676
Globe Telecom, Inc.	1,060	51,941
Idea Cellular Ltd.	46,694	128,654
Indosat Tbk PT*	17,000	5,246
Intouch Holdings PCL (NVDR)	56,000	130,805
Maxis Bhd	79,608	155,126

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
MegaFon OAO*	3,165	$53,804
Mobile TeleSystems OJSC*	34,129	175,310
MTN Group Ltd.	64,809	1,295,513
Orascom Telecom Media and Technology Holding SAE*	65,405	8,229
Philippine Long Distance Telephone Co.	3,555	221,140
Reliance Communications Ltd.*	27,150	25,861
Sistema JSFC*	927,290	286,871
Sistema JSFC (GDR)	2,108	15,915
Taiwan Mobile Co., Ltd.	63,200	222,869
Tim Participacoes S.A.	36,000	115,837
Total Access Communication PCL (NVDR)	31,000	81,579
Tower Bersama Infrastructure Tbk PT	55,500	36,286
Turkcell Iletisim Hizmetleri A/S	31,990	142,303
Vodacom Group Ltd.	14,660	181,825
		9,334,610
Total Common Stocks (Cost $219,255,836)		236,760,683
	Principal Amount
CORPORATE BOND – 0.0%†
Independent Power and Renewable Electricity Producers – 0.0%†
NTPC Ltd. 8.49%, due 03/25/25	INR 49,126	9,885
Total Corporate Bond (Cost $–)		9,885
	No. of Rights
RIGHTS – 0.0%†
Northam Platinum Ltd., expiring 05/15/15 at 4100.00 ZAR*	11,361	199
Palm Hills Developments SAE, expiring 05/21/15 at 2.00 EGP*	20,263	1,567
Total Rights (Cost $1,698)		1,766

	No. of Warrants	Value
WARRANTS – 0.0%†
Srisawad Power 1979 PCL, expiring 12/12/15 at 60.00 THB* ^	2,080	$—
Thoresen Thai Agencies PCL, expiring 02/28/19 at 18.50 THB*	6,335	465
Total Warrants (Cost $–)		465
Total Investment Securities (Cost $219,257,534) – 98.9%		236,772,799
Other assets less liabilities – 1.1%		2,533,169
NET ASSETS – 100.0%		$239,305,968

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $1,984,360 or 0.83% of net assets.

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

EGP – Egyptian Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

MXN – Mexican Peso

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

THB – Thai Baht

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,276,159
Aggregate gross unrealized depreciation	(22,233,940)
Net unrealized appreciation	$16,042,219
Federal income tax cost of investments	$220,730,580

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contracts	5	06/18/15	$203,008	$8,780
Hang Seng Index Futures Contracts	3	05/28/15	543,887	4,092
MSCI Emerging Markets Mini Index Futures Contracts	23	06/19/15	1,194,505	46,036
MSCI Taiwan Index Futures Contracts	7	05/28/15	253,680	(3,456)
S&P Toronto Stock Exchange 60® Index Futures Contract	1	06/18/15	146,081	5,322
SGX S&P CNX Nifty Index Futures Contracts	9	05/28/15	148,617	(1,969)
SPI 200® Index Futures Contract	1	06/18/15	113,521	(939)
				$57,866

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
BRL	361,800	Morgan Stanley	USD	110,000	06/17/15	$8,797
HKD	3,984,403	Morgan Stanley	USD	513,050	06/17/15	991
INR	7,181,966	Morgan Stanley	USD	115,000	06/17/15	(3,015)
INR	2,389,044	Citibank N.A.	USD	37,358	06/17/15	(107)
KRW	79,026,000	Morgan Stanley	USD	69,208	06/17/15	4,417
MXN	488,153	UBS AG	USD	31,430	06/17/15	246
RUB	11,766,550	Morgan Stanley	USD	181,205	06/17/15	43,015
TWD	9,465,117	Morgan Stanley	USD	298,067	06/17/15	11,017
ZAR	26,054	Goldman Sachs	USD	2,066	06/17/15	97
USD	124,004	Morgan Stanley	BRL	411,360	06/17/15	(11,066)
USD	200,000	Morgan Stanley	KRW	224,621,200	06/17/15	(9,267)
USD	115,000	Morgan Stanley	RUB	7,104,700	06/17/15	(20,385)
USD	125,000	Morgan Stanley	TWD	3,931,250	06/17/15	(3,375)
						$21,365

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Brazil	7.3%
Chile	1.3
China	26.4
Colombia	0.7
Czech Republic	0.1
Egypt	0.3
Hungary	0.4
India	6.7
Indonesia	2.3
Malaysia	3.3
Mexico	3.9
Morocco	0.1
Peru	0.3
Philippines	1.4
Poland	1.7
Russia	4.2
South Africa	7.1
South Korea	14.4
Taiwan	13.0
Thailand	2.5
Turkey	1.5
Other[1]	1.1
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.4%
Chemicals – 20.2%
Agrium, Inc.	455,676	$47,025,387
CF Industries Holdings, Inc.	140,335	40,342,103
Incitec Pivot Ltd.	5,160,689	16,241,268
Israel Chemicals Ltd.	1,309,243	9,165,853
K+S AG (Registered)	505,206	16,598,304
Monsanto Co.	1,061,593	120,979,138
The Mosaic Co.	865,124	38,065,456
Potash Corp. of Saskatchewan, Inc.	2,502,916	81,415,802
The Scotts Miracle-Gro Co., Class A	117,221	7,561,927
Sociedad Quimica y Minera de Chile S.A. (ADR)	301,168	6,577,509
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	29,032	636,638
Syngenta AG (Registered)	282,321	94,739,804
Taiwan Fertilizer Co., Ltd.	2,452,000	4,515,536
Uralkali PJSC (GDR)	1,210,188	17,922,884
Yara International ASA	581,152	29,799,898
		531,587,507
Food Products – 7.6%
Archer-Daniels-Midland Co.	1,634,490	79,893,871
Bunge Ltd.	391,287	33,795,458
Charoen Pokphand Foods PCL	12,800	8,659
Charoen Pokphand Foods PCL (NVDR)	9,563,000	6,469,131
Charoen Pokphand Indonesia Tbk PT	24,104,600	5,271,864
CJ CheilJedang Corp.	29,718	11,601,663
Felda Global Ventures Holdings Bhd	5,262,500	3,058,648
Golden Agri-Resources Ltd.	24,765,000	7,852,705
GrainCorp Ltd., Class A	629,031	4,916,829
IOI Corp. Bhd	9,740,905	11,870,147
Kuala Lumpur Kepong Bhd	1,651,072	10,263,859
PPB Group Bhd	1,672,300	7,202,887
Tongaat Hulett Ltd.	300,482	3,329,488
Wilmar International Ltd.	6,197,826	15,254,171
		200,789,380

	Shares	Value
Household Durables – 0.1%
Sumitomo Forestry Co., Ltd.	330,200	$3,846,401
Machinery – 0.2%
Kurita Water Industries Ltd.	202,010	5,266,743
Metals & Mining – 28.9%
Agnico Eagle Mines Ltd.	349,454	10,536,273
Alcoa, Inc.	2,010,918	26,986,520
Alumina Ltd.	4,678,934	5,701,837
Anglo American PLC	2,763,774	46,931,887
Antofagasta PLC	680,212	8,169,143
Barrick Gold Corp.	2,063,750	26,715,872
BHP Billiton Ltd.	5,147,818	129,809,112
Boliden AB	510,159	11,113,058
Eldorado Gold Corp.	988,949	4,906,983
First Quantum Minerals Ltd.	1,066,546	16,272,256
Franco-Nevada Corp.	235,371	12,172,251
Freeport-McMoRan, Inc.	1,966,341	45,756,755
Glencore PLC*	20,295,743	96,765,370
Goldcorp, Inc.	1,378,585	25,847,402
Grupo Mexico SAB de CV	7,821,808	24,115,828
Impala Platinum Holdings Ltd.*	1,038,479	5,732,582
KGHM Polska Miedz S.A.	288,925	10,122,902
MMC Norilsk Nickel OJSC (ADR)	1,045,997	19,643,824
Newcrest Mining Ltd.*	1,267,968	14,451,586
Newmont Mining Corp.	775,970	20,555,445
Norsk Hydro ASA	2,283,333	10,784,131
Randgold Resources Ltd.	133,731	10,201,572
Rio Tinto PLC	2,471,547	109,576,622
Royal Gold, Inc.	89,154	5,753,108
Sesa Sterlite Ltd. (ADR)	642,239	8,439,020
Silver Wheaton Corp.	516,470	10,148,182
Southern Copper Corp.	201,422	6,562,329
Sumitomo Metal Mining Co., Ltd.	830,031	12,259,378
Teck Resources Ltd., Class B	1,223,391	18,473,330
Yamana Gold, Inc.	1,479,296	5,630,179
		760,134,737

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – 1.2%
Suez Environnement Co.	582,803	$11,885,690
Veolia Environnement S.A.*	861,956	18,274,162
		30,159,852
Oil, Gas & Consumable Fuels – 31.6%
Anadarko Petroleum Corp.	236,093	22,216,351
Apache Corp.	198,120	13,551,408
BG Group PLC	1,796,288	32,642,269
BP PLC	9,047,978	65,364,960
California Resources Corp.	1,047	9,733
Canadian Natural Resources Ltd.	559,689	18,524,608
Cenovus Energy, Inc.	440,817	8,272,256
Chevron Corp.	845,312	93,880,351
China Petroleum & Chemical Corp., Class H	11,945,400	11,188,482
CNOOC Ltd.	9,500,112	16,104,897
ConocoPhillips Co.	538,226	36,556,310
Cosan S.A. Industria e Comercio	515,690	4,993,460
Devon Energy Corp.	163,449	11,148,856
Eni SpA	1,304,290	25,108,950
EOG Resources, Inc.	231,140	22,871,303
Exxon Mobil Corp.	1,423,162	124,341,664
Gazprom OAO (ADR)	3,497,207	20,717,454
Hess Corp.	123,825	9,522,143
Lukoil OAO (ADR)	267,462	13,694,513
Marathon Oil Corp.	350,012	10,885,373
Noble Energy, Inc.	175,006	8,876,304
Occidental Petroleum Corp.	354,965	28,432,697
PetroChina Co., Ltd., Class H	10,620,000	13,646,388
Petroleo Brasileiro S.A. (Preference)*	305,600	1,329,781
Petroleo Brasileiro S.A. (Preference) (ADR)*	1,314,939	11,413,671
Pioneer Natural Resources Co.	79,248	13,692,469
Repsol S.A.	469,555	9,689,234
Royal Dutch Shell PLC, Class A	1,893,697	60,200,634
Sasol Ltd.	341,757	13,738,425
Statoil ASA	642,239	13,551,324

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Suncor Energy, Inc.	792,480	$25,706,121
TOTAL S.A.	1,040,130	56,510,124
Woodside Petroleum Ltd.	391,287	10,817,398
		829,199,911
Paper & Forest Products – 2.8%
Boise Cascade Co.*	67,691	2,348,878
Canfor Corp.*	148,590	2,933,157
Duratex S.A.	638,669	1,812,265
Interfor Corp.*	120,523	1,718,417
International Paper Co.	645,541	34,678,463
Louisiana-Pacific Corp.*	209,677	3,195,478
Stella-Jones, Inc.	74,295	2,667,566
UPM-Kymmene Oyj	929,513	16,883,781
West Fraser Timber Co., Ltd.	128,778	6,600,238
Western Forest Products, Inc.	737,997	1,114,992
		73,953,235
Real Estate Investment Trusts (REITs) – 1.7%
Plum Creek Timber Co., Inc.	285,623	12,053,291
Rayonier, Inc.	257,556	6,590,858
Weyerhaeuser Co.	810,641	25,543,298
		44,187,447
Trading Companies & Distributors – 0.4%
Noble Group Ltd.	14,693,931	9,595,901
Water Utilities – 3.7%
Aguas Andinas S.A., Class A	5,984,901	3,540,002
American States Water Co.	77,597	2,978,949
American Water Works Co., Inc.	368,173	20,072,792
Aqua America, Inc.	345,059	9,254,482
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	14,351
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	938,964	5,530,498
Cia de Saneamento de Minas Gerais-COPASA	13,772	84,403
Inversiones Aguas Metropolitanas S.A.	997,204	1,625,417
Manila Water Co., Inc.	2,641,600	1,468,215
Pennon Group PLC	759,470	10,013,851

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Severn Trent PLC	549,783	$17,953,679
TTW PCL (NVDR)	3,302,000	1,131,885
United Utilities Group PLC	1,512,316	22,566,541
		96,235,065
Total Common Stocks (Cost $2,815,330,958)		2,584,956,179

Total Investment Securities (Cost $2,815,330,958) – 98.4%		2,584,956,179
Other assets less liabilities –1.6%		41,847,762
NET ASSETS – 100.0%		$2,626,803,941

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,068,410
Aggregate gross unrealized depreciation	(379,511,447)
Net unrealized depreciation	$(232,443,037)
Federal income tax cost of investments	$2,817,399,216

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	72	06/19/15	$7,484,040	$81,417
EURO STOXX 50® Index Futures Contracts	43	06/19/15	1,719,193	(2,399)
FTSE 100® Index Futures Contracts	70	06/19/15	7,453,698	218,832
FTSE/JSE Top 40 Index Futures Contracts	35	06/18/15	1,421,059	55,746
Hang Seng Index Futures Contracts	5	05/28/15	906,478	6,819
MSCI Emerging Markets Mini Index Futures Contracts	75	06/19/15	3,895,125	331,333
S&P Toronto Stock Exchange 60® Index Futures Contracts	86	06/18/15	12,562,923	404,506
SPI 200® Index Futures Contracts	26	06/18/15	2,951,542	(31,268)
				$1,064,986

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	813,295	Morgan Stanley	USD	619,316	06/17/15	$20,558
CAD	4,541,800	Morgan Stanley	USD	3,553,318	06/17/15	194,042
CHF	2,223,839	Bank of New York	USD	2,250,000	06/17/15	127,539
EUR	706,774	Morgan Stanley	USD	748,699	06/17/15	43,734
EUR	1,311,079	Morgan Stanley	USD	1,400,000	06/17/15	69,981
GBP	1,603,850	Morgan Stanley	USD	2,373,345	06/17/15	90,598
KRW	144,666,700	Morgan Stanley	USD	126,693	06/17/15	8,085
USD	330,233	Morgan Stanley	BRL	1,095,480	06/17/15	(29,469)
USD	1,300,000	Goldman Sachs	CAD	1,592,972	06/17/15	(14,334)
USD	1,350,000	Bank of Montreal	CHF	1,354,927	06/17/15	(98,573)
USD	1,875,744	UBS AG	CHF	1,883,675	06/17/15	(138,120)
USD	550,000	Bank of Montreal	GBP	369,389	06/17/15	(17,480)
USD	1,500,000	Bank of Montreal	GBP	1,014,068	06/17/15	(57,881)
USD	412,399	Morgan Stanley	HKD	3,202,734	06/17/15	(796)
USD	276,874	Citibank N.A.	INR	17,705,910	06/17/15	793
USD	475,000	Bank of Montreal	JPY	57,552,425	06/17/15	(6,166)
USD	1,260,401	Morgan Stanley	JPY	152,687,427	06/17/15	(16,139)
USD	571,563	Morgan Stanley	NOK	4,722,683	06/17/15	(54,346)
USD	156,413	Morgan Stanley	RUB	10,156,665	06/17/15	(37,130)
USD	516,115	Morgan Stanley	SGD	719,181	06/17/15	(26,387)
USD	651,832	Goldman Sachs	ZAR	8,218,280	06/17/15	(30,424)
						$28,085

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	6.9%
Brazil	1.0
Canada	12.4
Chile	0.5
China	1.6
Finland	0.6
France	3.3
Germany	0.6
India	0.3
Indonesia	0.2
Israel	0.4
Italy	1.0
Japan	0.8
Malaysia	1.2
Mexico	0.9
Norway	2.1
Philippines	0.1
Poland	0.4
Russia	2.7
Singapore	1.2
South Africa	0.9
South Korea	0.4
Spain	0.4
Sweden	0.4
Switzerland	3.6
Taiwan	0.2
Thailand	0.3
United Kingdom	18.3
United States	35.7
Other[1]	1.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Air Freight & Logistics – 3.3%
bpost S.A.	23,359	$669,424
CTT-Correios de Portugal S.A.	25,986	293,370
Deutsche Post AG (Registered)	224,076	7,420,916
Oesterreichische Post AG	7,526	365,540
PostNL N.V.*	100,820	504,654
Royal Mail PLC	133,480	959,371
Singapore Post Ltd.	383,400	552,863
		10,766,138
Commercial Services & Supplies – 2.2%
China Everbright International Ltd.	568,000	1,064,018
Clean Harbors, Inc.*	4,402	243,210
Cleanaway Co., Ltd.	14,000	86,854
Daiseki Co., Ltd.	14,200	253,932
Koentec Co., Ltd.	2,766	7,870
Progressive Waste Solutions Ltd.	28,684	825,768
Republic Services, Inc.	24,282	986,578
Stericycle, Inc.*	8,094	1,079,982
Transpacific Industries Group Ltd.	405,278	244,542
Waste Connections, Inc.	11,712	555,266
Waste Management, Inc.	41,500	2,055,495
		7,403,515
Construction & Engineering – 0.3%
Fomento de Construcciones y Contratas S.A.*	33,938	436,195
Promotora y Operadora de Infraestructura SAB de CV*	42,600	489,178
		925,373
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	2,982,000	303,356
Diversified Telecommunication Services – 16.1%
AT&T, Inc.	352,444	12,208,660
BCE, Inc.	57,033	2,504,508
BT Group PLC	556,298	3,896,165
CenturyLink, Inc.	38,908	1,399,132
Chunghwa Telecom Co., Ltd.	233,304	754,166
Chunghwa Telecom Co., Ltd. (ADR)	1,984	63,845

	Shares	Value
Diversified Telecommunication Services – (continued)
Deutsche Telekom AG (Registered)	214,605	$3,961,836
Nippon Telegraph & Telephone Corp.	50,900	3,438,419
Swisscom AG (Registered)	1,562	928,631
Telecom Italia SpA*	730,306	866,627
Telefonica S.A.	289,680	4,427,556
Telstra Corp. Ltd.	846,604	4,160,138
Verizon Communications, Inc.	283,432	14,296,310
		52,905,993
Electric Utilities – 10.7%
American Electric Power Co., Inc.	42,316	2,406,511
Duke Energy Corp.	61,486	4,769,469
Edison International	28,684	1,748,003
Enel SpA	900,280	4,273,314
Exelon Corp.	74,408	2,531,360
Iberdrola S.A.	808,832	5,417,175
NextEra Energy, Inc.	38,482	3,883,988
PPL Corp.	58,078	1,976,394
The Southern Co.	77,390	3,428,377
SSE PLC	141,148	3,355,585
Xcel Energy, Inc.	45,724	1,550,501
		35,340,677
Energy Equipment & Services – 0.0%†
Newalta Corp.	12,378	167,901
Gas Utilities – 1.3%
APA Group	159,750	1,209,627
Enagas S.A.	33,512	1,033,240
Petronas Gas Bhd	85,200	543,519
Snam SpA	309,276	1,613,580
		4,399,966
Health Care Providers & Services – 3.5%
Bangkok Dusit Medical Services PCL (NVDR)	2,176,800	1,333,880
Community Health Systems, Inc.*	10,508	564,069
HCA Holdings, Inc.*	30,104	2,227,997

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Healthscope Ltd.	243,104	$544,565
HealthSouth Corp.	9,798	443,065
Life Healthcare Group Holdings Ltd.	232,454	793,437
LifePoint Hospitals, Inc.*	5,112	382,787
Mediclinic International Ltd.	111,470	1,176,033
Netcare Ltd.	304,538	1,061,387
Ramsay Health Care Ltd.	32,555	1,607,171
Tenet Healthcare Corp.*	8,378	400,971
Universal Health Services, Inc., Class B	8,852	1,035,241
		11,570,603
Industrial Conglomerates – 0.1%
Beijing Enterprises Holdings Ltd.	45,500	416,777
Internet Software & Services – 0.4%
Equinix, Inc. (REIT)	3,869	990,193
Telecity Group PLC	13,916	190,009
		1,180,202
Media – 5.8%
Comcast Corp., Class A	148,912	8,601,157
DIRECTV*	31,753	2,880,156
DISH Network Corp., Class A*	15,336	1,037,634
Liberty Global PLC*	44,020	2,220,809
SES S.A. (FDR)	22,294	780,673
Sirius XM Holdings, Inc.*	161,464	637,783
Time Warner Cable, Inc.	19,475	3,028,752
		19,186,964
Multi-Utilities – 10.4%
Centrica PLC	707,018	2,774,946
Consolidated Edison, Inc.	24,708	1,520,777
Dominion Resources, Inc.	49,984	3,582,853
E.ON SE	276,332	4,322,628
GDF Suez	227,200	4,634,792
National Grid PLC	543,860	7,346,479
PG&E Corp.	41,890	2,216,819
Public Service Enterprise Group, Inc.	45,452	1,888,076
Sempra Energy	21,381	2,270,021
Suez Environnement Co.	72,420	1,476,934

	Shares	Value
Multi-Utilities – (continued)
Veolia Environnement S.A.*	102,950	$2,182,623
		34,216,948
Oil, Gas & Consumable Fuels – 8.7%
Enbridge, Inc.	117,860	6,136,018
Inter Pipeline Ltd.	46,008	1,200,291
Keyera Corp.	23,856	836,462
Kinder Morgan, Inc.	128,794	5,531,702
Koninklijke Vopak N.V.	9,514	499,357
ONEOK, Inc.	19,028	915,247
Pembina Pipeline Corp.	47,286	1,639,248
Plains GP Holdings LP, Class A	18,034	530,200
Spectra Energy Corp.	58,220	2,168,695
Targa Resources Corp.	4,857	509,839
TransCanada Corp.	98,690	4,562,757
Veresen, Inc.	40,470	606,089
The Williams Cos., Inc.	67,166	3,438,228
		28,574,133
Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp.	28,116	2,657,806
Corrections Corp. of America	11,076	407,486
Crown Castle International Corp.	22,891	1,912,085
Digital Realty Trust, Inc.	9,624	610,258
DuPont Fabros Technology, Inc.	4,828	150,392
The GEO Group, Inc.	6,248	243,672
		5,981,699
Road & Rail – 18.4%
Aurizon Holdings Ltd.	493,450	1,887,662
Canadian National Railway Co.	171,536	11,032,119
Canadian Pacific Railway Ltd.	39,334	7,469,969
Central Japan Railway Co.	48,200	8,641,523
ComfortDelGro Corp. Ltd.	511,200	1,184,843
CSX Corp.	88,892	3,208,112
East Japan Railway Co.	92,600	8,198,354
Kansas City Southern	9,372	960,536
Keisei Electric Railway Co., Ltd.	142,000	1,686,154
MTR Corp. Ltd.	360,990	1,779,067
Norfolk Southern Corp.	27,122	2,735,254
Tobu Railway Co., Ltd.	233,000	1,111,749
Union Pacific Corp.	78,242	8,311,648
West Japan Railway Co.	44,900	2,491,693
		60,698,683

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 6.9%
Abertis Infraestructuras S.A.	84,064	$1,550,969
Aeroports de Paris	8,260	1,016,743
Airports of Thailand PCL (NVDR)	113,800	1,001,122
Atlantia SpA	97,838	2,756,158
Auckland International Airport Ltd.	220,973	775,576
CCR S.A.	198,800	1,097,061
China Merchants Holdings International Co., Ltd.	221,277	1,006,304
COSCO Pacific Ltd.	392,435	616,664
Flughafen Zuerich AG (Registered)	994	773,960
Groupe Eurotunnel SE (Registered)	115,446	1,849,244
Grupo Aeroportuario del Sureste SAB de CV, Class B	52,560	743,017
International Container Terminal Services, Inc.	433,100	1,069,863
Japan Airport Terminal Co., Ltd.	17,500	992,939
Jiangsu Expressway Co., Ltd., Class H	284,000	391,312
Sydney Airport	536,192	2,279,546
Tianjin Port Development Holdings Ltd.	568,000	183,199
Transurban Group	465,839	3,644,911
Westshore Terminals Investment Corp.	14,058	370,354
Zhejiang Expressway Co., Ltd., Class H	284,000	452,134
		22,571,076
Water Utilities – 3.1%
Aguas Andinas S.A., Class A	768,788	454,730
American Water Works Co., Inc.	16,580	903,942
Aqua America, Inc.	13,206	354,185
Beijing Enterprises Water Group Ltd.*	1,136,000	983,410
California Water Service Group	4,544	108,465
China Water Affairs Group Ltd.	284,000	180,267
Cia de Saneamento Basico do Estado de Sao Paulo	89,200	529,421
Cia de Saneamento de Minas Gerais-COPASA	14,200	87,026

	Shares	Value
Water Utilities – (continued)
Guangdong Investment Ltd.	568,000	$848,576
Manila Water Co., Inc.	312,400	173,634
Pennon Group PLC	94,239	1,242,571
Severn Trent PLC	55,948	1,827,034
United Utilities Group PLC	163,442	2,438,856
		10,132,117
Wireless Telecommunication Services – 5.9%
China Mobile Ltd.	367,500	5,248,544
KDDI Corp.	127,800	3,032,941
SBA Communications Corp., Class A*	9,230	1,069,019
SoftBank Corp.	65,200	4,088,961
Tower Bersama Infrastructure Tbk PT	198,800	129,977
Vodafone Group PLC	1,632,858	5,785,178
		19,354,620
Total Common Stocks (Cost $306,415,076)		326,096,741

Total Investment Securities (Cost $306,415,076) – 99.0%		326,096,741
Other assets less liabilities – 1.0%		3,188,149
NET ASSETS – 100.0%		$329,284,890

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SGD – Singapore Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

USD – US Dollar

ZAR – South African Rand

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,251,583
Aggregate gross unrealized depreciation	(5,863,459)
Net unrealized appreciation	$19,388,124
Federal income tax cost of investments	$306,708,617

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P® 500 Index Futures Contracts	14	06/19/15	$1,455,230	$21,355
EURO STOXX 50® Index Futures Contracts	16	06/19/15	639,700	(4,785)
FTSE 100® Index Futures Contracts	3	06/19/15	319,444	5,886
Nikkei 225 Index Futures Contracts	5	06/11/15	408,206	7,482
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	06/18/15	292,161	4,510
				$34,448

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	163,000	Morgan Stanley	USD	124,123	06/17/15	$4,120
CAD	202,425	Morgan Stanley	USD	158,369	06/17/15	8,649
EUR	64,983	Morgan Stanley	USD	68,838	06/17/15	4,021
HKD	349,130	Morgan Stanley	USD	44,955	06/17/15	87
INR	40,593,722	Morgan Stanley	USD	650,000	06/17/15	(17,038)
INR	64,245,563	Citibank N.A.	USD	1,004,633	06/17/15	(2,878)
JPY	77,541,454	Morgan Stanley	USD	640,088	06/17/15	8,196
KRW	25,340,480	Morgan Stanley	USD	22,192	06/17/15	1,416
RUB	19,950,058	Morgan Stanley	USD	307,231	06/17/15	72,931
USD	108,221	Morgan Stanley	BRL	359,000	06/17/15	(9,658)
USD	116,507	UBS AG	CHF	117,000	06/17/15	(8,579)
USD	85,619	Morgan Stanley	GBP	57,859	06/17/15	(3,268)
USD	630,000	Morgan Stanley	JPY	74,927,752	06/17/15	3,568
USD	90,423	Morgan Stanley	SGD	126,000	06/17/15	(4,623)
USD	116,469	Goldman Sachs	ZAR	1,468,444	06/17/15	(5,436)
						$51,508

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	4.7%
Austria	0.1
Belgium	0.2
Brazil	0.5
Canada	11.4
Chile	0.1
China	3.4
France	3.4
Germany	4.8
Hong Kong	0.6
Indonesia	0.0	†
Italy	2.9
Japan	10.3
Luxembourg	0.2
Malaysia	0.2
Mexico	0.4
Netherlands	0.3
New Zealand	0.2
Philippines	0.5
Portugal	0.1
Singapore	0.5
South Africa	0.9
South Korea	0.0	†
Spain	3.9
Switzerland	0.5
Taiwan	0.3
Thailand	0.7
United Kingdom	9.1
United States	38.8
Other[1]	1.0
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.7%
Capital Markets – 0.4%
HFF, Inc., Class A	2,640	$103,461
Tricon Capital Group, Inc.	25,888	235,744
		339,205
Diversified Financial Services – 0.1%
Corp. Financiera Alba S.A.	1,920	97,762
Hotels, Restaurants & Leisure – 0.2%
Kyoritsu Maintenance Co., Ltd.	4,380	211,918
Household Durables – 2.0%
Barratt Developments PLC	171,488	1,369,060
Misawa Homes Co., Ltd.	22,400	198,786
Sumitomo Forestry Co., Ltd.	20,200	235,304
		1,803,150
Real Estate Investment Trusts (REITs) – 70.4%
Acadia Realty Trust	9,824	303,562
Advance Residence Investment Corp.	192	452,123
AIMS AMP Capital Industrial REIT	1,900	2,195
Alexander’s, Inc.	384	165,588
Alexandria Real Estate Equities, Inc.	12,096	1,117,428
American Tower Corp.	2,895	273,664
ANF Immobilier	2,080	54,539
Apartment Investment & Management Co., Class A	25,376	957,436
Ashford Hospitality Trust, Inc.	1,061	9,613
Associated Estates Realty Corp.	10,848	309,168
AvalonBay Communities, Inc.	22,688	3,728,546
Big Yellow Group PLC	24,736	253,927
BioMed Realty Trust, Inc.	34,688	719,776
Boardwalk Real Estate Investment Trust	5,248	263,256
The British Land Co. PLC	8,288	106,032
BWP Trust	93,280	223,667
Canadian Apartment Properties REIT	12,000	288,991
CapitaCommercial Trust	352,000	450,447
CapitaRetail China Trust	181,200	237,350
Chesapeake Lodging Trust	8,288	263,144
Columbia Property Trust, Inc.	15,680	411,286

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Corrections Corp. of America	18,144	$667,518
Daiwa House REIT Investment Corp.	8	35,698
Daiwa Office Investment Corp.	37	195,095
Derwent London PLC	16,608	877,969
DiamondRock Hospitality Co.	31,584	428,279
Digital Realty Trust, Inc.	192	12,175
Dream Global Real Estate Investment Trust	28,224	235,579
Duke Realty Corp.	59,744	1,183,529
DuPont Fabros Technology, Inc.	10,336	321,966
EPR Properties	9,024	520,414
Equity Lifestyle Properties, Inc.	13,248	699,759
Equity Residential	38,656	2,855,132
Extra Space Storage, Inc.	18,400	1,213,112
Federation Centres	251,776	585,836
FelCor Lodging Trust, Inc.	23,136	257,041
First Real Estate Investment Trust	218,400	239,085
Fonciere des Murs S.C.A.*	7,936	224,985
Fonciere Des Regions	4,453	421,290
Frasers Centrepoint Trust	89,600	140,026
Frasers Commercial Trust	100,617	114,704
The GEO Group, Inc.	11,744	458,016
Getty Realty Corp.	9,792	170,087
Global One Real Estate Investment Corp.	64	224,885
The GPT Group	293,984	1,036,503
Granite Real Estate Investment Trust	6,976	240,971
Great Portland Estates PLC	59,840	733,374
H&R Real Estate Investment Trust	15,584	297,849
Hankyu REIT, Inc.	192	244,512
Hansteen Holdings PLC	101,504	183,752
Highwoods Properties, Inc.	4,843	208,443
Hospitality Properties Trust	24,576	739,246
Host Hotels & Resorts, Inc.	121,464	2,446,285
Hudson Pacific Properties, Inc.	11,136	335,862
Investa Office Fund	103,520	303,743
Iron Mountain, Inc.	27,776	957,994
Japan Hotel REIT Investment Corp.	128	94,446
Japan Logistics Fund, Inc.	160	339,601
Japan Rental Housing Investments, Inc.	288	203,359

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Kenedix Residential Investment Corp.	96	$279,168
Kilroy Realty Corp.	14,656	1,040,429
Kimco Realty Corp.	72,416	1,745,226
Land Securities Group PLC	130,624	2,507,198
LaSalle Hotel Properties	17,056	625,785
The Link REIT	385,000	2,391,613
LTC Properties, Inc.	6,176	268,409
Mapletree Commercial Trust	240,000	279,038
Mapletree Greater China Commercial Trust	370,400	296,421
Mapletree Industrial Trust	221,200	268,870
Mapletree Logistics Trust	164,200	152,479
Mercialys S.A.	12,832	318,205
National Health Investors, Inc.	4,704	313,851
National Retail Properties, Inc.	20,896	802,406
Nippon Prologis REIT, Inc.	258	558,386
Omega Healthcare Investors, Inc.	2,772	100,041
Parkway Life Real Estate Investment Trust	45,800	84,716
Pebblebrook Hotel Trust	11,872	509,784
Piedmont Office Realty Trust, Inc., Class A	1,827	31,936
Post Properties, Inc.	8,736	499,437
Precinct Properties New Zealand Ltd.	158,048	138,981
PS Business Parks, Inc.	2,944	224,774
Public Storage	22,272	4,185,132
Regency Centers Corp.	15,424	968,319
Retail Opportunity Investments Corp.	1,578	26,479
RioCan Real Estate Investment Trust	25,056	617,686
RLJ Lodging Trust	19,040	564,917
Ryman Hospitality Properties, Inc.	990	57,064
Scentre Group	859,488	2,535,425
Select Income REIT	8,736	202,588
Shaftesbury PLC	48,800	629,945
Simon Property Group, Inc.	10,208	1,852,650
SL Green Realty Corp.	16,832	2,059,563
Societe Fonciere Lyonnaise S.A.	2,176	101,446
Sovran Self Storage, Inc.	5,568	486,309
Starhill Global REIT	140,800	93,013
Strategic Hotels & Resorts, Inc.*	8,671	101,451

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Sunlight Real Estate Investment Trust	416,000	$210,384
Sunstone Hotel Investors, Inc.	34,703	540,673
United Urban Investment Corp.	160	254,433
Universal Health Realty Income Trust	3,840	190,694
Urban Edge Properties	2,140	48,428
Urstadt Biddle Properties, Inc., Class A	9,184	190,568
Vornado Realty Trust	4,106	424,930
Weingarten Realty Investors	20,224	662,538
Wereldhave N.V.	377	24,172
Weyerhaeuser Co.	89,440	2,818,254
Workspace Group PLC	21,152	274,345
		64,598,417
Real Estate Management & Development – 25.3%
Airport City Ltd.*	11,648	123,028
Allreal Holding AG (Registered)*	2,144	306,874
CA Immobilien Anlagen AG*	12,448	226,665
CBRE Group, Inc., Class A*	4,554	174,600
Chinese Estates Holdings Ltd.	65,500	203,231
Citycon Oyj*	9,889	32,069
CK Hutchison Holdings Ltd.	227,000	4,934,687
Daejan Holdings PLC	1,312	109,380
Daibiru Corp.	16,000	158,302
Daito Trust Construction Co., Ltd.	9,900	1,156,117
Deutsche Annington Immobilien SE	35,867	1,208,335
Deutsche Wohnen AG	25,760	676,893
Fabege AB	7,917	120,694
Far East Consortium International Ltd.	297,664	141,321
First Capital Realty, Inc.	18,880	311,744
Forest City Enterprises, Inc., Class A*	25,568	607,496
Frasers Centrepoint Ltd.	25,800	36,911
Gazit-Globe Ltd.	4,192	55,462
Goldcrest Co., Ltd.	7,200	142,291
Heiwa Real Estate Co., Ltd.	9,600	131,000
HKR International Ltd.	204,800	116,256
Ho Bee Land Ltd.	54,400	95,284
Industrial Buildings Corp. Ltd.	61,440	67,184
Intershop Holding AG	448	191,269
Jones Lang LaSalle, Inc.	7,840	1,301,910
Klovern AB, Class A	12,586	14,093
Klovern AB, Class B	26,048	28,854
Kowloon Development Co., Ltd.	5,000	6,399

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Kungsleden AB	13,618	$99,073
Lend Lease Group	91,936	1,163,858
Leopalace21 Corp.*	51,200	296,923
Melcor Developments Ltd.	6,976	100,270
Mobimo Holding AG (Registered)*	1,024	227,993
Morguard Corp.	544	69,623
Nitsba Holdings 1995 Ltd.*	7,680	130,193
Nomura Real Estate Holdings, Inc.	17,400	355,067
Norstar Holdings, Inc.	3,104	84,674
NTT Urban Development Corp.	25,600	268,900
PATRIZIA Immobilien AG*	9,600	189,543
PSP Swiss Property AG (Registered)*	7,232	673,103
Quintain Estates & Development PLC*	76,960	113,538
Relo Holdings, Inc.	3,400	280,137
Sagax AB, Class B	12,736	88,081
Sim Lian Group Ltd.	102,400	66,099
Sinarmas Land Ltd.	277,200	147,541
Sponda Oyj	43,008	187,758
The St. Joe Co.*	10,592	184,830
Sumitomo Realty & Development Co., Ltd.	32,000	1,241,280
Swire Pacific Ltd., Class A	96,000	1,299,214
Swire Pacific Ltd., Class B	162,500	411,326
Swire Properties Ltd.	64,000	220,458
TAI Cheung Holdings Ltd.	128,000	112,293
Takara Leben Co., Ltd.	38,400	235,849
Tokyu Fudosan Holdings Corp.	22,400	166,966
The Unite Group PLC	23,360	215,032
UOL Group Ltd.	95,306	574,189
Wallenstam AB, Class B	3,388	57,046
Wheelock & Co., Ltd.	160,000	904,124
Wing Tai Holdings Ltd.	166,400	246,230
Yanlord Land Group Ltd.	163,200	148,470
		23,238,030

	Shares	Value
Road & Rail – 0.3%
Sotetsu Holdings, Inc.	66,000	$313,813
Total Common Stocks (Cost $85,102,867)		90,602,295

Total Investment Securities (Cost $85,102,867) – 98.7%		90,602,295
Other assets less liabilities – 1.3%		1,191,918
NET ASSETS – 100.0%		$91,794,213

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

REIT – Real Estate Investment Trust

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,156,798
Aggregate gross unrealized depreciation	(807,667)
Net unrealized appreciation	$5,349,131
Federal income tax cost of investments	$85,253,164

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contract	1	06/19/15	$94,710	$4,735
E-mini S&P® 500 Index Futures Contracts	7	06/19/15	727,615	8,223
EURO STOXX 50® Index Futures Contract	1	06/19/15	39,981	28
FTSE 100® Index Futures Contract	1	06/19/15	106,482	3,730
Nikkei 225 Index Futures Contracts	2	06/11/15	163,282	4,457
SPI 200® Index Futures Contract	1	06/18/15	113,521	(3,579)
				$17,594

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	153,148	Morgan Stanley	USD	119,817	06/17/15	$6,543
CHF	37,352	UBS AG	USD	37,195	06/17/15	2,739
EUR	117,527	Bank of Montreal	USD	125,000	06/17/15	6,771
GBP	29,122	Morgan Stanley	USD	43,094	06/17/15	1,645
HKD	613,090	Morgan Stanley	USD	78,944	06/17/15	152
ILS	110,844	Citibank N.A.	USD	27,662	06/17/15	1,030
JPY	13,571,965	Morgan Stanley	USD	112,034	06/17/15	1,435
SGD	179,895	Morgan Stanley	USD	129,101	06/17/15	6,600
USD	9,138	Morgan Stanley	AUD	12,000	06/17/15	(303)
USD	225,988	Morgan Stanley	EUR	213,333	06/17/15	(13,201)
USD	100,000	Citibank N.A.	HKD	776,138	06/17/15	(132)
USD	332,873	Morgan Stanley	SEK	2,872,953	06/17/15	(11,482)
						$1,797

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	6.4%
Austria	0.3
Canada	2.9
Finland	0.2
France	1.2
Germany	2.3
Hong Kong	11.9
Israel	0.5
Japan	9.0
Netherlands	0.0 †
New Zealand	0.2
Singapore	4.0
Spain	0.1
Sweden	0.5
Switzerland	1.5
United Kingdom	8.0
United States	49.7
Other[1]	1.3
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.4%
Aerospace & Defense – 1.9%
The Boeing Co.	14,744	$2,113,405
Exelis, Inc.	21,558	528,602
Lockheed Martin Corp.	28,203	5,262,680
Northrop Grumman Corp.	12,960	1,996,358
Raytheon Co.	24,990	2,598,960
		12,500,005
Air Freight & Logistics – 1.4%
United Parcel Service, Inc., Class B	91,749	9,223,527
Auto Components – 0.0%†
Autoliv, Inc.	1,644	195,176
Banks – 7.1%
Bank of America Corp.	138,873	2,212,247
Bank of Hawaii Corp.	32,130	1,940,331
Citigroup, Inc.	28,560	1,522,819
Fifth Third Bancorp	13,566	271,320
JPMorgan Chase & Co.	272,034	17,208,871
Wells Fargo & Co.	431,613	23,781,876
		46,937,464
Beverages – 1.1%
The Coca-Cola Co.	47,481	1,925,829
Dr. Pepper Snapple Group, Inc.	49,980	3,727,508
PepsiCo, Inc.	14,637	1,392,272
		7,045,609
Biotechnology – 0.1%
Amgen, Inc.	714	112,748
Gilead Sciences, Inc.*	7,854	789,405
		902,153
Capital Markets – 0.7%
Ameriprise Financial, Inc.	7,824	980,191
Federated Investors, Inc., Class B	70,686	2,431,598
Invesco Ltd.	24,633	1,020,299
Waddell & Reed Financial, Inc., Class A	1,428	70,429
		4,502,517

	Shares	Value
Chemicals – 2.9%
The Dow Chemical Co.	52,122	$2,658,222
E.I. du Pont de Nemours & Co.	58,191	4,259,581
LyondellBasell Industries N.V., Class A	62,475	6,467,412
Olin Corp.	119,595	3,531,640
The Scotts Miracle-Gro Co., Class A	29,631	1,911,496
		18,828,351
Commercial Services & Supplies – 1.6%
Deluxe Corp.	33,558	2,172,880
KAR Auction Services, Inc.	27,489	1,022,866
Pitney Bowes, Inc.	131,376	2,938,881
R.R. Donnelley & Sons Co.	172,788	3,217,312
Waste Management, Inc.	20,349	1,007,886
West Corp.	12,728	393,932
		10,753,757
Communications Equipment – 2.1%
Cisco Systems, Inc.	274,176	7,904,494
Harris Corp.	10,710	859,371
QUALCOMM, Inc.	78,183	5,316,444
		14,080,309
Consumer Finance – 0.5%
Navient Corp.	149,226	2,915,876
SLM Corp.*	15,010	152,952
		3,068,828
Containers & Packaging – 1.2%
Avery Dennison Corp.	52,836	2,937,153
Greif, Inc., Class A	8,211	334,681
MeadWestvaco Corp.	28,560	1,393,728
Packaging Corp. of America	13,938	964,370
Sonoco Products Co.	56,406	2,520,784
		8,150,716
Distributors – 0.2%
Genuine Parts Co.	12,138	1,090,599
Diversified Consumer Services – 0.2%
H&R Block, Inc.	36,057	1,090,364

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	253,827	$8,792,567
CenturyLink, Inc.	25,704	924,316
Frontier Communications Corp.	367,353	2,520,042
Windstream Holdings, Inc.	63,665	743,607
		12,980,532
Electric Utilities – 2.5%
American Electric Power Co., Inc.	60,333	3,431,138
Duke Energy Corp.	32,487	2,520,017
Entergy Corp.	46,053	3,554,370
Hawaiian Electric Industries, Inc.	27,132	849,232
Pepco Holdings, Inc.	21,777	565,766
Pinnacle West Capital Corp.	31,773	1,944,508
The Southern Co.	71,043	3,147,205
Westar Energy, Inc.	4,816	181,322
		16,193,558
Electrical Equipment – 0.9%
Emerson Electric Co.	103,530	6,090,670
Electronic Equipment, Instruments & Components – 0.1%
AVX Corp.	43,554	599,739
Energy Equipment & Services – 1.7%
Helmerich & Payne, Inc.	57,477	4,481,482
National Oilwell Varco, Inc.	69,615	3,787,752
Noble Corp. PLC	3,213	55,617
RPC, Inc.	50,694	806,541
Schlumberger Ltd.	20,349	1,925,219
		11,056,611
Food & Staples Retailing – 0.3%
Sysco Corp.	30,968	1,146,745
Wal-Mart Stores, Inc.	10,710	835,916
		1,982,661
Food Products – 1.4%
Archer-Daniels-Midland Co.	4,320	211,161
ConAgra Foods, Inc.	15,351	554,939
General Mills, Inc.	27,846	1,540,998
Kellogg Co.	57,120	3,617,409
Kraft Foods Group, Inc.	36,057	3,055,831
		8,980,338

	Shares	Value
Gas Utilities – 0.5%
AGL Resources, Inc.	61,404	$3,086,779
Health Care Equipment & Supplies – 0.3%
Abbott Laboratories	47,124	2,187,496
Health Care Providers & Services – 1.7%
AmerisourceBergen Corp.	40,341	4,610,976
Anthem, Inc.	6,708	1,012,438
Cardinal Health, Inc.	43,911	3,703,454
Owens & Minor, Inc.	16,422	553,750
UnitedHealth Group, Inc.	10,710	1,193,094
		11,073,712
Hotels, Restaurants & Leisure – 2.2%
Brinker International, Inc.	13,104	725,568
Cracker Barrel Old Country Store, Inc.	17,136	2,270,177
Darden Restaurants, Inc.	41,769	2,663,609
Las Vegas Sands Corp.	53,193	2,812,846
McDonald’s Corp.	54,621	5,273,658
Six Flags Entertainment Corp.	9,282	436,440
Wynn Resorts Ltd.	1,078	119,733
		14,302,031
Household Durables – 0.7%
Garmin Ltd.	2,856	129,063
Leggett & Platt, Inc.	43,911	1,864,900
Tupperware Brands Corp.	38,199	2,553,985
		4,547,948
Household Products – 2.0%
The Clorox Co.	30,702	3,257,482
Kimberly-Clark Corp.	37,485	4,111,730
The Procter & Gamble Co.	68,187	5,421,548
		12,790,760
Industrial Conglomerates – 3.8%
3M Co.	77,826	12,171,208
General Electric Co.	474,096	12,838,520
		25,009,728
Insurance – 3.6%
Aflac, Inc.	19,278	1,215,285
AmTrust Financial Services, Inc.	56,049	3,333,234

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Cincinnati Financial Corp.	2,856	$144,628
Erie Indemnity Co., Class A	29,988	2,481,507
First American Financial Corp.	15,708	546,481
FNF Group	10,080	362,779
Mercury General Corp.	14,280	784,543
MetLife, Inc.	36,771	1,885,985
Old Republic International Corp.	29,631	453,058
PartnerRe Ltd.	27,846	3,564,288
Principal Financial Group, Inc.	52,122	2,664,477
Prudential Financial, Inc.	29,274	2,388,758
Validus Holdings Ltd.	88,179	3,688,528
		23,513,551
Internet Software & Services – 0.1%
IAC/InterActiveCorp	12,138	847,475
IT Services – 5.3%
Accenture PLC, Class A	94,605	8,765,153
Automatic Data Processing, Inc.	15,351	1,297,774
Booz Allen Hamilton Holding Corp.	80,682	2,218,755
Broadridge Financial Solutions, Inc.	59,976	3,233,906
International Business Machines Corp.	51,051	8,744,526
Leidos Holdings, Inc.	52,836	2,200,091
Paychex, Inc.	60,690	2,936,789
Visa, Inc., Class A	10,353	683,816
The Western Union Co.	191,709	3,887,858
Xerox Corp.	79,968	919,632
		34,888,300
Leisure Products – 0.5%
Hasbro, Inc.	48,195	3,411,724
Machinery – 1.3%
Caterpillar, Inc.	99,246	8,622,493
Media – 0.7%
Cablevision Systems Corp., Class A	9,912	198,042
Comcast Corp., Class A	13,566	783,572
Gannett Co., Inc.	19,458	667,799
Omnicom Group, Inc.	12,495	946,621

	Shares	Value
Media – (continued)
Regal Entertainment Group, Class A	25,704	$565,488
Time, Inc.	27,489	627,574
The Walt Disney Co.	9,639	1,047,952
		4,837,048
Metals & Mining – 0.6%
Nucor Corp.	80,325	3,924,680
Multiline Retail – 1.4%
Kohl’s Corp.	2,580	184,857
Macy’s, Inc.	40,341	2,607,239
Target Corp.	77,469	6,106,881
		8,898,977
Multi-Utilities – 2.8%
Ameren Corp.	26,775	1,096,169
CenterPoint Energy, Inc.	60,333	1,265,183
Consolidated Edison, Inc.	57,477	3,537,709
DTE Energy Co.	31,773	2,530,084
Integrys Energy Group, Inc.	44,982	3,288,184
Public Service Enterprise Group, Inc.	92,463	3,840,913
Vectren Corp.	71,400	3,082,338
		18,640,580
Oil, Gas & Consumable Fuels – 9.1%
Chevron Corp.	68,544	7,612,497
ConocoPhillips Co.	71,043	4,825,240
CVR Energy, Inc.	81,396	3,259,096
Exxon Mobil Corp.	198,135	17,311,055
HollyFrontier Corp.	82,467	3,198,070
Kinder Morgan, Inc.	44,268	1,901,311
Marathon Petroleum Corp.	9,288	915,518
Occidental Petroleum Corp.	37,485	3,002,548
ONEOK, Inc.	77,826	3,743,431
PBF Energy, Inc., Class A	17,493	496,451
Phillips 66	85,323	6,766,967
Spectra Energy Corp.	49,623	1,848,457
Targa Resources Corp.	14,280	1,498,972
Western Refining, Inc.	77,112	3,396,784
		59,776,397

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 1.0%
Domtar Corp.	70,329	$3,039,619
International Paper Co.	69,258	3,720,540
		6,760,159
Pharmaceuticals – 8.6%
Bristol-Myers Squibb Co.	39,878	2,541,425
Eli Lilly & Co.	24,336	1,749,028
Johnson & Johnson	89,964	8,924,429
Merck & Co., Inc.	341,292	20,327,351
Pfizer, Inc.	666,519	22,614,990
		56,157,223
Real Estate Investment Trusts (REITs) – 5.8%
Annaly Capital Management, Inc.	168,861	1,700,430
BioMed Realty Trust, Inc.	17,493	362,980
CBL & Associates Properties, Inc.	34,986	630,098
Chimera Investment Corp.	40,267	611,656
Columbia Property Trust, Inc.	105,672	2,771,777
Communications Sales & Leasing, Inc.*	76,398	2,298,052
Corrections Corp. of America	84,966	3,125,899
Digital Realty Trust, Inc.	40,698	2,580,660
EPR Properties	40,341	2,326,465
Gaming and Leisure Properties, Inc.	25,704	917,633
The GEO Group, Inc.	77,826	3,035,214
HCP, Inc.	83,181	3,351,362
Hospitality Properties Trust	61,761	1,857,771
Invesco Mortgage Capital, Inc.	62,475	962,115
Iron Mountain, Inc.	62,832	2,167,076
Lamar Advertising Co., Class A	32,130	1,862,255
Liberty Property Trust	17,493	609,456
MFA Financial, Inc.	106,386	826,619
National Health Investors, Inc.	11,067	738,390
Omega Healthcare Investors, Inc.	59,976	2,164,534
Outfront Media, Inc.	6,372	183,004
Realty Income Corp.	15,351	721,036
Retail Properties of America, Inc., Class A	11,052	166,996
Ryman Hospitality Properties, Inc.	31,076	1,791,221
Senior Housing Properties Trust	20,706	423,852
WP Carey, Inc.	3,424	217,355
		38,403,906

	Shares	Value
Road & Rail – 0.1%
Landstar System, Inc.	5,042	$314,167
Semiconductors & Semiconductor Equipment – 2.1%
KLA-Tencor Corp.	3,927	230,907
Linear Technology Corp.	45,339	2,091,488
Maxim Integrated Products, Inc.	20,349	668,058
Texas Instruments, Inc.	142,086	7,702,482
Xilinx, Inc.	67,830	2,941,109
		13,634,044
Software – 1.3%
CA, Inc.	114,954	3,652,088
Microsoft Corp.	63,189	3,073,513
Oracle Corp.	38,556	1,681,813
Symantec Corp.	8,211	204,659
		8,612,073
Specialty Retail – 3.1%
Abercrombie & Fitch Co., Class A	126,378	2,840,977
Best Buy Co., Inc.	42,870	1,485,445
Foot Locker, Inc.	22,848	1,358,314
GameStop Corp., Class A	84,966	3,274,590
Guess?, Inc.	173,145	3,170,285
The Home Depot, Inc.	46,053	4,926,750
Staples, Inc.	201,348	3,285,999
		20,342,360
Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	176,358	22,071,204
Diebold, Inc.	13,566	471,690
Hewlett-Packard Co.	31,058	1,023,982
Lexmark International, Inc., Class A	69,615	3,090,210
Seagate Technology PLC	46,410	2,725,195
Western Digital Corp.	31,773	3,105,493
		32,487,774
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc.	68,187	2,605,425
Hanesbrands, Inc.	116,148	3,609,880
		6,215,305
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	29,274	503,220

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
People’s United Financial, Inc.	18,207	$275,108
		778,328
Tobacco – 4.9%
Altria Group, Inc.	200,991	10,059,599
Lorillard, Inc.	12,152	848,939
Philip Morris International, Inc.	224,910	18,773,238
Reynolds American, Inc.	36,526	2,677,356
		32,359,132
Total Common Stocks (Cost $590,005,878)		652,677,634

Total Investment Securities (Cost $590,005,878) – 99.4%		652,677,634
Other assets less liabilities – 0.6%		4,248,527
NET ASSETS – 100.0%		$656,926,161
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,625,686
Aggregate gross unrealized depreciation	(5,246,545)
Net unrealized appreciation	$61,379,141
Federal income tax cost of investments	$591,298,493

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	41	06/19/15	$4,261,745	$61,962

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.4%
Aerospace & Defense – 2.1%
Exelis, Inc.	15,550	$381,286
L-3 Communications Holdings, Inc.	896	102,959
Lockheed Martin Corp.	10,000	1,866,000
Northrop Grumman Corp.	4,800	739,392
Raytheon Co.	7,500	780,000
Vectrus, Inc.*	798	20,397
		3,890,034
Air Freight & Logistics – 1.7%
C.H. Robinson Worldwide, Inc.	3,300	212,487
United Parcel Service, Inc., Class B	29,200	2,935,476
		3,147,963
Airlines – 0.1%
Delta Air Lines, Inc.	3,726	166,329
Auto Components – 0.1%
Delphi Automotive PLC	1,602	132,966
Remy International, Inc.	450	10,012
		142,978
Banks – 5.3%
Bank of America Corp.	13,100	208,683
Bank of Hawaii Corp.	18,700	1,129,293
BankUnited, Inc.	960	31,546
BOK Financial Corp.	4,000	260,760
Citigroup, Inc.	6,200	330,584
Cullen/Frost Bankers, Inc.	1,000	72,940
FNB Corp./Pennsylvania	234	3,105
JPMorgan Chase & Co.	15,000	948,900
U.S. Bancorp/Minnesotta	3,500	150,045
Wells Fargo & Co.	117,400	6,468,740
		9,604,596
Beverages – 2.3%
The Coca-Cola Co.	3,800	154,128
Dr. Pepper Snapple Group, Inc.	15,400	1,148,532
PepsiCo, Inc.	30,900	2,939,208
		4,241,868
Capital Markets – 0.6%
Federated Investors, Inc., Class B	29,400	1,011,360

	Shares	Value
Chemicals – 2.2%
The Dow Chemical Co.	2,144	$109,344
E.I. du Pont de Nemours & Co.	4,900	358,680
LyondellBasell Industries N.V., Class A	17,700	1,832,304
Olin Corp.	35,400	1,045,362
The Scotts Miracle-Gro Co., Class A	11,700	754,767
		4,100,457
Commercial Services & Supplies – 1.4%
KAR Auction Services, Inc.	4,500	167,445
Pitney Bowes, Inc.	34,600	774,002
R.R. Donnelley & Sons Co.	54,800	1,020,376
Republic Services, Inc.	5,800	235,654
Waste Management, Inc.	5,700	282,321
West Corp.	3,700	114,515
		2,594,313
Communications Equipment – 1.3%
Cisco Systems, Inc.	66,700	1,922,961
Harris Corp.	5,900	473,416
		2,396,377
Consumer Finance – 0.9%
Navient Corp.	41,300	807,002
Santander Consumer USA Holdings, Inc.	34,400	849,336
SLM Corp.*	3,300	33,627
		1,689,965
Containers & Packaging – 1.2%
Bemis Co., Inc.	22,300	1,003,500
Greif, Inc., Class A	300	12,228
Packaging Corp. of America	2,214	153,187
Sonoco Products Co.	21,100	942,959
		2,111,874
Distributors – 0.2%
Genuine Parts Co.	4,100	368,385
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,200	127,008

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – 0.0%†
FNFV Group*	2,321	$34,699
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	69,400	2,404,016
CenturyLink, Inc.	2,400	86,304
Frontier Communications Corp.	88,500	607,110
Windstream Holdings, Inc.	17,766	207,507
		3,304,937
Electric Utilities – 2.6%
American Electric Power Co., Inc.	13,500	767,745
Duke Energy Corp.	15,500	1,202,335
Entergy Corp.	13,000	1,003,340
Hawaiian Electric Industries, Inc.	6,100	190,930
Pepco Holdings, Inc.	10,500	272,790
Pinnacle West Capital Corp.	5,800	354,960
The Southern Co.	19,800	877,140
		4,669,240
Electrical Equipment – 0.8%
Emerson Electric Co.	25,450	1,497,223
Energy Equipment & Services – 1.4%
Helmerich & Payne, Inc.	15,900	1,239,723
Noble Corp. PLC	5,600	96,936
RPC, Inc.	75,400	1,199,614
Schlumberger Ltd.	900	85,149
		2,621,422
Food & Staples Retailing – 0.9%
Safeway, Inc.^	16,900	8,988
Sysco Corp.	2,450	90,724
Wal-Mart Stores, Inc.	19,000	1,482,950
		1,582,662
Food Products – 1.3%
Archer-Daniels-Midland Co.	3,906	190,925
Campbell Soup Co.	15,900	710,889
General Mills, Inc.	5,600	309,904
Kellogg Co.	8,700	550,971
Kraft Foods Group, Inc.	7,000	593,250
		2,355,939
Gas Utilities – 0.5%
AGL Resources, Inc.	16,600	834,482

	Shares	Value
Health Care Equipment & Supplies – 0.2%
Abbott Laboratories	9,800	$454,916
Health Care Providers & Services – 3.0%
Anthem, Inc.	7,700	1,162,161
Cardinal Health, Inc.	11,700	986,778
Owens & Minor, Inc.	3,300	111,276
UnitedHealth Group, Inc.	29,700	3,308,580
		5,568,795
Hotels, Restaurants & Leisure – 2.8%
Brinker International, Inc.	14,700	813,939
Cracker Barrel Old Country Store, Inc.	4,200	556,416
Darden Restaurants, Inc.	11,400	726,978
Domino’s Pizza, Inc.	3,500	377,475
Las Vegas Sands Corp.	18,500	978,280
McDonald’s Corp.	17,600	1,699,280
Six Flags Entertainment Corp.	900	42,318
		5,194,686
Household Durables – 0.7%
Garmin Ltd.	1,100	49,709
Leggett & Platt, Inc.	13,100	556,357
Tupperware Brands Corp.	10,900	728,774
		1,334,840
Household Products – 1.9%
The Clorox Co.	8,100	859,410
Kimberly-Clark Corp.	15,700	1,722,133
The Procter & Gamble Co.	10,200	811,002
		3,392,545
Industrial Conglomerates – 1.8%
3M Co.	3,800	594,282
General Electric Co.	101,400	2,745,912
		3,340,194
Insurance – 5.6%
Allied World Assurance Co. Holdings AG	18,000	740,520
American National Insurance Co.	250	25,015
AmTrust Financial Services, Inc.	17,600	1,046,672
Arthur J Gallagher & Co.	267	12,771
Cincinnati Financial Corp.	3,000	151,920

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Erie Indemnity Co., Class A	8,400	$695,100
Everest Re Group Ltd.	4,200	751,422
First American Financial Corp.	3,500	121,765
FNF Group	6,972	250,922
HCC Insurance Holdings, Inc.	21,700	1,236,032
Marsh & McLennan Cos., Inc.	7,800	438,048
Mercury General Corp.	2,800	153,832
Old Republic International Corp.	7,100	108,559
PartnerRe Ltd.	5,300	678,400
ProAssurance Corp.	14,600	656,270
The Progressive Corp.	15,100	402,566
The Travelers Cos., Inc.	12,400	1,253,764
Validus Holdings Ltd.	19,700	824,051
Willis Group Holdings PLC	13,500	656,505
		10,204,134
Internet Software & Services – 0.0%†
IAC/InterActiveCorp	300	20,946
IT Services – 7.1%
Accenture PLC, Class A	25,900	2,399,635
Automatic Data Processing, Inc.	3,800	321,252
Booz Allen Hamilton Holding Corp.	17,750	488,125
Broadridge Financial Solutions, Inc.	21,600	1,164,672
Fidelity National Information Services, Inc.	3,177	198,531
International Business Machines Corp.	34,900	5,978,021
Leidos Holdings, Inc.	14,700	612,108
Paychex, Inc.	13,600	658,104
Visa, Inc., Class A	3,000	198,150
The Western Union Co.	41,900	849,732
		12,868,330
Leisure Products – 0.7%
Hasbro, Inc.	15,100	1,068,929
Mattel, Inc.	7,500	211,200
		1,280,129
Media – 0.9%
Cablevision Systems Corp., Class A	19,900	397,602

	Shares	Value
Media – (continued)
Comcast Corp., Class A	1,300	$75,088
Gannett Co., Inc.	4,680	160,618
John Wiley & Sons, Inc., Class A	864	49,144
Meredith Corp.	2,520	131,141
Omnicom Group, Inc.	982	74,396
Regal Entertainment Group, Class A	7,100	156,200
Time Warner Cable, Inc.	1,323	205,753
The Walt Disney Co.	3,400	369,648
		1,619,590
Metals & Mining – 0.7%
Compass Minerals International, Inc.	2,800	247,324
Nucor Corp.	22,400	1,094,464
		1,341,788
Multiline Retail – 1.8%
Kohl’s Corp.	13,900	995,935
Macy’s, Inc.	9,300	601,059
Target Corp.	21,000	1,655,430
		3,252,424
Multi-Utilities – 2.8%
Ameren Corp.	3,500	143,290
CenterPoint Energy, Inc.	45,300	949,941
CMS Energy Corp.	9,950	337,603
Consolidated Edison, Inc.	17,400	1,070,970
Integrys Energy Group, Inc.	9,400	687,140
PG&E Corp.	552	29,212
Public Service Enterprise Group, Inc.	21,000	872,340
TECO Energy, Inc.	7,800	147,810
Vectren Corp.	13,800	595,746
Wisconsin Energy Corp.	5,800	284,896
		5,118,948
Oil, Gas & Consumable Fuels – 9.1%
Chevron Corp.	26,100	2,898,666
ConocoPhillips Co.	21,600	1,467,072
CVR Energy, Inc.	17,800	712,712
Exxon Mobil Corp.	92,400	8,072,988
HollyFrontier Corp.	10,000	387,800
Kinder Morgan, Inc.	9,500	408,025

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Occidental Petroleum Corp.	1,500	$120,150
ONEOK, Inc.	20,500	986,050
PBF Energy, Inc., Class A	4,000	113,520
Spectra Energy Corp.	12,900	480,525
Targa Resources Corp.	8,600	902,742
Teekay Corp.	476	23,662
		16,573,912
Paper & Forest Products – 0.4%
Domtar Corp.	17,600	760,672
Pharmaceuticals – 8.9%
Bristol-Myers Squibb Co.	14,950	952,763
Eli Lilly & Co.	4,771	342,892
Johnson & Johnson	25,900	2,569,280
Merck & Co., Inc.	93,800	5,586,728
Pfizer, Inc.	202,000	6,853,860
		16,305,523
Real Estate Investment Trusts (REITs) – 5.7%
Annaly Capital Management, Inc.	31,600	318,212
BioMed Realty Trust, Inc.	66,000	1,369,500
Communications Sales & Leasing, Inc.*	21,107	634,892
Corrections Corp. of America	21,700	798,343
Digital Realty Trust, Inc.	7,400	469,234
EPR Properties	6,500	374,855
Gaming and Leisure Properties, Inc.	6,200	221,340
The GEO Group, Inc.	20,700	807,300
HCP, Inc.	22,100	890,409
Health Care REIT, Inc.	6,700	482,534
Highwoods Properties, Inc.	2,022	87,027
Home Properties, Inc.	5,600	411,936
Hospitality Properties Trust	17,500	526,400
Invesco Mortgage Capital, Inc.	21,300	328,020
Iron Mountain, Inc.	17,100	589,779
Medical Properties Trust, Inc.	1,950	27,261
MFA Financial, Inc.	10,300	80,031
National Health Investors, Inc.	12,300	820,656
National Retail Properties, Inc.	13,400	514,560
Omega Healthcare Investors, Inc.	12,600	454,734

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Realty Income Corp.	3,200	$150,304
WP Carey, Inc.	300	19,044
		10,376,371
Road & Rail – 0.1%
Landstar System, Inc.	1,760	109,666
Semiconductors & Semiconductor Equipment – 1.4%
Linear Technology Corp.	5,300	244,489
Maxim Integrated Products, Inc.	5,700	187,131
Texas Instruments, Inc.	37,700	2,043,717
		2,475,337
Software – 2.9%
CA, Inc.	26,900	854,613
CDK Global, Inc.	908	43,511
Microsoft Corp.	74,900	3,643,136
Oracle Corp.	5,400	235,548
Symantec Corp.	18,300	456,128
		5,232,936
Specialty Retail – 2.5%
Best Buy Co., Inc.	8,894	308,177
Foot Locker, Inc.	3,096	184,057
GameStop Corp., Class A	19,600	755,384
Guess?, Inc.	54,200	992,402
The Home Depot, Inc.	11,200	1,198,176
L Brands, Inc.	1,142	102,049
Rent-A-Center, Inc.	3,066	90,754
Staples, Inc.	51,900	847,008
		4,478,007
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	50,300	6,295,045
Diebold, Inc.	1,600	55,632
Hewlett-Packard Co.	8,511	280,608
Lexmark International, Inc., Class A	14,400	639,216
Seagate Technology PLC	5,900	346,448
Western Digital Corp.	3,550	346,977
		7,963,926
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	26,300	1,004,923

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	7,200	$123,768
People’s United Financial, Inc.	17,300	261,403
		385,171
Tobacco – 4.5%
Altria Group, Inc.	64,000	3,203,200
Lorillard, Inc.	13,150	918,659
Philip Morris International, Inc.	43,800	3,655,986
Reynolds American, Inc.	5,300	388,490
		8,166,335
Total Common Stocks (Cost $164,484,464)		181,319,155

Total Investment Securities (Cost $164,484,464) – 99.4%		181,319,155
Other assets less liabilities – 0.6%		1,104,014
NET ASSETS – 100.0%		$182,423,169
*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $8,988 or 0.00% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,928,898
Aggregate gross unrealized depreciation	(1,078,809)
Net unrealized appreciation	$16,850,089
Federal income tax cost of investments	$164,469,066

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	10	06/19/15	$1,039,450	$19,390

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.6%
Exelis, Inc.	1,308	$32,072
Lockheed Martin Corp.	5,814	1,084,893
Northrop Grumman Corp.	2,842	437,782
Raytheon Co.	606	63,024
Vectrus, Inc.*	72	1,840
		1,619,611
Air Freight & Logistics – 1.6%
United Parcel Service, Inc., Class B	16,872	1,696,142
Auto Components – 0.1%
Autoliv, Inc.	76	9,023
Cooper Tire & Rubber Co.	965	41,003
Dana Holding Corp.	841	18,140
Johnson Controls, Inc.	396	19,950
		88,116
Banks – 8.3%
Bank of America Corp.	14,592	232,450
Citigroup, Inc.	5,643	300,885
Fifth Third Bancorp	4,959	99,180
JPMorgan Chase & Co.	59,451	3,760,870
Regions Financial Corp.	42,009	412,948
Webster Financial Corp.	796	28,521
Wells Fargo & Co.	69,426	3,825,373
		8,660,227
Beverages – 0.6%
The Coca-Cola Co.	5,643	228,880
Dr. Pepper Snapple Group, Inc.	4,011	299,140
PepsiCo, Inc.	855	81,328
		609,348
Biotechnology – 0.5%
Gilead Sciences, Inc.*	4,902	492,700
Capital Markets – 2.1%
Ameriprise Financial, Inc.	5,073	635,546
BlackRock, Inc.	627	228,190
Federated Investors, Inc., Class B	14,535	500,004
Invesco Ltd.	11,343	469,827

	Shares	Value
Capital Markets – (continued)
Janus Capital Group, Inc.	9,006	$161,207
Waddell & Reed Financial, Inc., Class A	3,306	163,052
		2,157,826
Chemicals – 2.9%
The Dow Chemical Co.	10,203	520,353
E.I. du Pont de Nemours & Co.	12,939	947,135
Huntsman Corp.	3,819	88,028
LyondellBasell Industries N.V., Class A	7,923	820,189
Olin Corp.	21,090	622,787
		2,998,492
Commercial Services & Supplies – 1.8%
Deluxe Corp.	8,322	538,850
KAR Auction Services, Inc.	2,907	108,169
Pitney Bowes, Inc.	25,707	575,066
R.R. Donnelley & Sons Co.	31,008	577,369
Waste Management, Inc.	174	8,618
West Corp.	2,755	85,267
		1,893,339
Communications Equipment – 1.8%
Cisco Systems, Inc.	56,601	1,631,807
Harris Corp.	2,451	196,668
QUALCOMM, Inc.	171	11,628
		1,840,103
Consumer Finance – 0.5%
Navient Corp.	26,106	510,111
Containers & Packaging – 0.8%
Avery Dennison Corp.	11,058	614,714
MeadWestvaco Corp.	3,477	169,678
Packaging Corp. of America	1,422	98,388
		882,780
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	30,780	1,066,219
CenturyLink, Inc.	4,218	151,679
Frontier Communications Corp.	53,523	367,168

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Windstream Holdings, Inc.	9,025	$105,412
		1,690,478
Electric Utilities – 2.3%
American Electric Power Co., Inc.	12,426	706,667
Duke Energy Corp.	2,508	194,546
Entergy Corp.	5,928	457,523
Hawaiian Electric Industries, Inc.	3,762	117,751
Pinnacle West Capital Corp.	6,327	387,212
The Southern Co.	6,840	303,012
Westar Energy, Inc.	5,985	225,335
		2,392,046
Electrical Equipment – 1.4%
Eaton Corp. PLC	5,358	368,255
Emerson Electric Co.	18,297	1,076,413
Rockwell Automation, Inc.	350	41,510
		1,486,178
Electronic Equipment, Instruments & Components – 0.8%
AVX Corp.	8,379	115,379
Corning, Inc.	11,628	243,374
TE Connectivity Ltd.	464	30,879
Vishay Intertechnology, Inc.	35,568	451,002
		840,634
Energy Equipment & Services – 1.8%
Helmerich & Payne, Inc.	9,519	742,197
National Oilwell Varco, Inc.	14,649	797,052
Noble Corp. PLC	8,778	151,947
Schlumberger Ltd.	1,767	167,176
		1,858,372
Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.	1,425	111,221
Food Products – 0.4%
Kraft Foods Group, Inc.	4,332	367,137
Gas Utilities – 0.6%
AGL Resources, Inc.	12,882	647,578

	Shares	Value
Health Care Equipment & Supplies – 0.8%
Hill-Rom Holdings, Inc.	7,068	$352,976
Medtronic PLC	6,897	513,482
		866,458
Health Care Providers & Services – 1.3%
Anthem, Inc.	6,384	963,537
Cardinal Health, Inc.	2,451	206,718
HealthSouth Corp.	2,451	110,834
Owens & Minor, Inc.	1,425	48,051
		1,329,140
Hotels, Restaurants & Leisure – 1.9%
Cracker Barrel Old Country Store, Inc.	2,964	392,671
Darden Restaurants, Inc.	7,752	494,345
Las Vegas Sands Corp.	9,063	479,252
Royal Caribbean Cruises Ltd.	2,565	174,574
Six Flags Entertainment Corp.	1,710	80,404
Starwood Hotels & Resorts Worldwide, Inc.	1,539	132,277
Wyndham Worldwide Corp.	2,508	214,183
		1,967,706
Household Durables – 1.1%
Garmin Ltd.	969	43,789
Leggett & Platt, Inc.	9,519	404,272
Newell Rubbermaid, Inc.	2,320	88,462
Tupperware Brands Corp.	6,840	457,322
Whirlpool Corp.	667	117,125
		1,110,970
Household Products – 0.2%
The Procter & Gamble Co.	3,021	240,200
Industrial Conglomerates – 3.1%
3M Co.	10,716	1,675,875
General Electric Co.	58,482	1,583,693
		3,259,568
Insurance – 2.8%
Aflac, Inc.	10,716	675,537
Assured Guaranty Ltd.	21,603	561,462
Cincinnati Financial Corp.	1,083	54,843
Erie Indemnity Co., Class A	516	42,699

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Lincoln National Corp.	10,830	$611,787
Mercury General Corp.	912	50,105
MetLife, Inc.	6,669	342,053
Old Republic International Corp.	5,073	77,566
Principal Financial Group, Inc.	7,695	393,369
Prudential Financial, Inc.	1,197	97,675
		2,907,096
Internet & Catalog Retail – 0.4%
HSN, Inc.	5,871	366,468
Internet Software & Services – 0.1%
IAC/InterActiveCorp	1,425	99,494
IT Services – 3.8%
Accenture PLC, Class A	14,364	1,330,825
Broadridge Financial Solutions, Inc.	13,167	709,965
International Business Machines Corp.	1,539	263,615
Leidos Holdings, Inc.	290	12,076
Paychex, Inc.	9,804	474,415
Visa, Inc., Class A	1,824	120,475
The Western Union Co.	28,272	573,356
Xerox Corp.	45,030	517,845
		4,002,572
Leisure Products – 0.7%
Brunswick Corp.	3,249	162,580
Hasbro, Inc.	8,436	597,184
		759,764
Machinery – 1.8%
Caterpillar, Inc.	9,576	831,963
Cummins, Inc.	513	70,928
The Manitowoc Co., Inc.	4,332	85,470
Terex Corp.	14,592	400,696
The Timken Co.	8,835	347,127
Trinity Industries, Inc.	5,244	142,060
		1,878,244
Media – 1.2%
Cablevision Systems Corp., Class A	7,296	145,774

	Shares	Value
Media – (continued)
Comcast Corp., Class A	2,337	$134,985
Gannett Co., Inc.	1,440	49,421
The Interpublic Group of Cos., Inc.	5,757	119,976
Meredith Corp.	184	9,575
Omnicom Group, Inc.	6,669	505,244
Regal Entertainment Group, Class A	3,876	85,272
The Walt Disney Co.	1,368	148,729
		1,198,976
Metals & Mining – 1.3%
Nucor Corp.	14,649	715,750
Steel Dynamics, Inc.	11,742	259,850
U.S. Silica Holdings, Inc.	9,291	347,019
		1,322,619
Multiline Retail – 0.1%
Macy’s, Inc.	1,510	97,591
Multi-Utilities – 2.6%
CenterPoint Energy, Inc.	4,332	90,842
Consolidated Edison, Inc.	7,296	449,069
DTE Energy Co.	5,643	449,352
Integrys Energy Group, Inc.	6,726	491,671
Public Service Enterprise Group, Inc.	14,535	603,784
Vectren Corp.	14,079	607,790
		2,692,508
Oil, Gas & Consumable Fuels – 8.9%
Chevron Corp.	17,841	1,981,421
ConocoPhillips Co.	15,789	1,072,389
CVR Energy, Inc.	14,364	575,135
Exxon Mobil Corp.	9,633	841,635
Kinder Morgan, Inc.	6,441	276,641
Marathon Petroleum Corp.	7,011	691,074
Occidental Petroleum Corp.	4,047	324,165
ONEOK, Inc.	14,877	715,584
PBF Energy, Inc., Class A	4,161	118,089
Phillips 66	7,467	592,208
Spectra Energy Corp.	3,591	133,765
Teekay Corp.	75	3,728
Tesoro Corp.	6,897	591,969
Valero Energy Corp.	13,509	768,662

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Western Refining, Inc.	13,338	$587,539
		9,274,004
Paper & Forest Products – 1.0%
Domtar Corp.	12,255	529,661
International Paper Co.	10,374	557,291
		1,086,952
Pharmaceuticals – 8.7%
Bristol-Myers Squibb Co.	7,859	500,854
Eli Lilly & Co.	1,549	111,327
Johnson & Johnson	15,675	1,554,960
Merck & Co., Inc.	50,331	2,997,714
Pfizer, Inc.	113,772	3,860,284
		9,025,139
Real Estate Investment Trusts (REITs) – 5.6%
Annaly Capital Management, Inc.	21,546	216,968
CBL & Associates Properties, Inc.	6,384	114,976
Chimera Investment Corp.	136	2,066
Columbia Property Trust, Inc.	12,198	319,954
Communications Sales & Leasing, Inc.*	10,830	325,766
Corrections Corp. of America	11,856	436,182
Digital Realty Trust, Inc.	5,301	336,136
EPR Properties	5,301	305,709
Gaming and Leisure Properties, Inc.	3,591	128,199
The GEO Group, Inc.	13,623	531,297
HCP, Inc.	14,820	597,098
Hospitality Properties Trust	11,799	354,914
Host Hotels & Resorts, Inc.	20,349	409,829
Iron Mountain, Inc.	4,731	163,172
Lamar Advertising Co., Class A	3,648	211,438
LaSalle Hotel Properties	8,208	301,151
Liberty Property Trust	2,451	85,393
The Macerich Co.	1,290	105,470
MFA Financial, Inc.	2,337	18,158
Omega Healthcare Investors, Inc.	8,151	294,170
Ryman Hospitality Properties, Inc.	7,866	453,396
Senior Housing Properties Trust	4,161	85,176
		5,796,618

	Shares	Value
Semiconductors & Semiconductor Equipment – 2.1%
KLA-Tencor Corp.	1,254	$73,735
Linear Technology Corp.	7,980	368,118
Maxim Integrated Products, Inc.	4,104	134,734
Texas Instruments, Inc.	24,966	1,353,407
Xilinx, Inc.	6,783	294,111
		2,224,105
Software – 2.1%
CA, Inc.	17,271	548,700
Microsoft Corp.	25,479	1,239,298
Oracle Corp.	8,493	370,465
		2,158,463
Specialty Retail – 4.1%
Abercrombie & Fitch Co., Class A	21,090	474,103
Best Buy Co., Inc.	13,680	474,012
GameStop Corp., Class A	14,478	557,982
Guess?, Inc.	31,179	570,888
The Home Depot, Inc.	14,535	1,554,954
Staples, Inc.	42,408	692,099
		4,324,038
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	28,386	3,552,508
Diebold, Inc.	2,850	99,094
Hewlett-Packard Co.	31,464	1,037,368
Lexmark International, Inc., Class A	8,664	384,595
Seagate Technology PLC	7,923	465,239
Western Digital Corp.	6,327	618,401
		6,157,205
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	11,799	450,840
Hanesbrands, Inc.	10,356	321,864
		772,704
Thrifts & Mortgage Finance – 0.3%
New York Community Bancorp, Inc.	9,690	166,571
People’s United Financial, Inc.	1,254	18,948
Radian Group, Inc.	8,721	155,757
		341,276

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – 4.8%
Altria Group, Inc.	32,091	$1,606,155
Lorillard, Inc.	2,755	192,464
Philip Morris International, Inc.	36,195	3,021,197
Reynolds American, Inc.	3,074	225,324
		5,045,140
Total Common Stocks (Cost $93,476,566)		103,147,457

Total Investment Securities (Cost $93,476,566) – 99.0%		103,147,457
Other assets less liabilities – 1.0%		1,027,518
NET ASSETS – 100.0%		$104,174,975
*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,994,186
Aggregate gross unrealized depreciation	(1,389,092)
Net unrealized appreciation	$9,605,094
Federal income tax cost of investments	$93,542,363

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	9	06/19/15	$935,505	$16,799

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.9%
Air Freight & Logistics – 1.6%
bpost S.A.	104,533	$2,995,714
Deutsche Post AG (Registered)	57,200	1,894,341
Toll Holdings Ltd.	166,309	1,177,962
		6,068,017
Auto Components – 0.8%
Bridgestone Corp.	43,200	1,812,544
Valeo S.A.	8,580	1,377,732
		3,190,276
Automobiles – 2.3%
Daihatsu Motor Co., Ltd.	143,000	2,074,438
Fuji Heavy Industries Ltd.	57,200	1,923,635
Tofas Turk Otomobil Fabrikasi A/S	417,345	2,558,533
Toyota Motor Corp.	28,600	1,997,483
		8,554,089
Banks – 12.9%
Aozora Bank Ltd.	858,000	3,212,033
Australia & New Zealand Banking Group Ltd.	131,131	3,515,571
Banco Santander S.A.* ^	575	4,353
Banco Santander S.A.	26,485	200,503
Bank Handlowy w Warszawie S.A.	14,872	469,759
Bank of China Ltd., Class H	3,575,000	2,458,313
Canadian Imperial Bank of Commerce	42,902	3,431,452
China CITIC Bank Corp. Ltd., Class H	1,573,000	1,430,710
China Construction Bank Corp., Class H	7,293,000	7,103,739
Commonwealth Bank of Australia	159,016	11,146,419
Hang Seng Bank Ltd.	14,300	279,132
HSBC Holdings PLC	177,440	1,767,245
Royal Bank of Canada	34,892	2,307,697
Skandinaviska Enskilda Banken AB, Class A	241,241	3,056,554
Skandinaviska Enskilda Banken AB, Class C	177,178	2,181,214

	Shares	Value
Banks – (continued)
Swedbank AB, Class A	52,624	$1,225,111
Westpac Banking Corp.	172,458	4,959,517
		48,749,322
Capital Markets – 3.3%
Banca Generali SpA	96,525	3,240,506
CI Financial Corp.	108,108	3,164,920
Coronation Fund Managers Ltd.	188,331	1,433,415
Daiwa Securities Group, Inc.	322,000	2,690,733
IGM Financial, Inc.	24,882	937,351
Macquarie Group Ltd.	14,729	905,816
		12,372,741
Chemicals – 2.6%
Akzo Nobel N.V.	2,972	227,857
BASF SE	42,115	4,222,737
EMS-Chemie Holding AG (Registered)	123	51,726
Kuraray Co., Ltd.	14,300	194,299
Methanex Corp.	17,732	1,062,969
PTT Global Chemical PCL (NVDR)	228,800	445,940
Shin-Etsu Chemical Co., Ltd.	14,300	878,888
Synthos S.A.*	2,242,526	2,932,787
		10,017,203
Commercial Services & Supplies – 0.7%
Dai Nippon Printing Co., Ltd.	9,000	93,445
Edenred	97,240	2,604,743
		2,698,188
Communications Equipment – 0.5%
Nokia Oyj	150,364	1,018,524
Telefonaktiebolaget LM Ericsson, Class A	90,570	950,674
		1,969,198
Construction & Engineering – 1.7%
ACS Actividades de Construccion y Servicios S.A.	43,724	1,544,565
CIMIC Group Ltd.	167,739	2,790,294
HOCHTIEF AG	6,292	488,036
Vinci S.A.	25,883	1,589,955
		6,412,850

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – 0.2%
Taiwan Cement Corp.	439,000	$624,972
Diversified Financial Services – 1.5%
Eurazeo S.A.	3,361	240,696
Investor AB, Class A	64,924	2,589,854
Investor AB, Class B	66,566	2,711,952
		5,542,502
Diversified Telecommunication Services – 2.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,649,219	3,125,312
Maroc Telecom	14,802	196,540
O2 Czech Republic A/S	95,709	784,732
Telefonica S.A.	232,997	3,561,197
		7,667,781
Electric Utilities – 2.9%
Cia Energetica de Minas Gerais	672,100	3,280,887
Cia Energetica de Minas Gerais (Preference)	480,700	2,332,134
EDP – Energias de Portugal S.A.	712,426	2,851,560
Fortum Oyj	128,557	2,549,765
Red Electrica Corp. S.A.	500	42,026
		11,056,372
Electrical Equipment – 1.4%
Mitsubishi Electric Corp.	144,000	1,881,975
Vestas Wind Systems A/S	72,501	3,299,558
		5,181,533
Electronic Equipment, Instruments & Components – 1.7%
Delta Electronics Thailand PCL (NVDR)	165,900	420,223
Hoya Corp.	71,500	2,772,888
Omron Corp.	71,500	3,298,070
		6,491,181
Energy Equipment & Services – 1.2%
Amec Forster Wheeler PLC	198,198	2,796,052
Ensco PLC, Class A	21,691	591,730
TGS Nopec Geophysical Co. ASA	48,334	1,227,673
		4,615,455

	Shares	Value
Food & Staples Retailing – 1.3%
Koninklijke Ahold N.V.	131,274	$2,544,814
Lawson, Inc.	31,400	2,261,787
		4,806,601
Food Products – 3.0%
Nestle S.A. (Registered)	47,619	3,705,225
Tate & Lyle PLC	321,035	2,942,836
Unilever N.V. (CVA)	109,681	4,801,207
		11,449,268
Gas Utilities – 1.1%
Empresa de Energia de Bogota S.A. ESP	1,289,717	921,745
Enagas S.A.	95,095	2,931,963
Gas Natural SDG S.A.	11,726	288,479
		4,142,187
Health Care Equipment & Supplies – 0.1%
Coloplast A/S, Class B	2,641	215,721
Hotels, Restaurants & Leisure – 1.6%
OPAP S.A.	56,485	503,190
Sands China Ltd.	572,000	2,343,007
SJM Holdings Ltd.	1,859,936	2,368,367
Wynn Macau Ltd.	400,400	815,145
		6,029,709
Household Durables – 0.3%
Panasonic Corp.	72,000	1,037,252
Household Products – 0.0%†
Svenska Cellulosa AB S.C.A., Class A	143	3,625
Independent Power and Renewable Electricity Producers – 1.4%
AES Tiete S.A.	614,900	2,929,902
AES Tiete S.A. (Preference)	443,300	2,526,132
		5,456,034
Industrial Conglomerates – 0.1%
Siemens AG (Registered)	2,550	278,625
Insurance – 6.5%
Admiral Group PLC	79,508	1,903,625
Allianz SE (Registered)	23,881	4,083,554

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Amlin PLC	199,056	$1,403,466
The Dai-ichi Life Insurance Co., Ltd.	69,100	1,139,830
Gjensidige Forsikring ASA	112,684	1,960,437
Great-West Lifeco, Inc.	15,301	467,525
Insurance Australia Group Ltd.	342,628	1,570,140
Legal & General Group PLC	340,483	1,360,417
Mapfre S.A.	101,029	376,077
Mediolanum SpA	157,532	1,328,332
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	16,005	3,136,727
Power Financial Corp.	35,607	1,097,092
Swiss Re AG*	5,577	494,662
Zurich Insurance Group AG*	14,014	4,331,790
		24,653,674
Internet Software & Services – 0.1%
Kakaku.com, Inc.	14,300	222,142
Yahoo Japan Corp.	28,600	117,344
		339,486
Leisure Products – 0.4%
Bandai Namco Holdings, Inc.	71,500	1,470,987
Machinery – 3.0%
Atlas Copco AB, Class B	8,965	249,507
FANUC Corp.	6,900	1,529,393
Hino Motors Ltd.	200,200	2,626,506
IMI PLC	23,166	445,716
Kawasaki Heavy Industries Ltd.	150,000	774,630
Komatsu Ltd.	42,900	867,894
Metso Oyj	75,665	2,156,119
Minebea Co., Ltd.	15,000	231,762
Turk Traktor ve Ziraat Makineleri A/S	83,941	2,507,107
		11,388,634
Media – 2.6%
BEC World PCL (NVDR)	143,000	174,602
Lagardere S.C.A.	102,657	3,295,675
ProSiebenSat.1 Media AG (Registered)	64,064	3,294,302
Sky PLC	4,790	79,278

	Shares	Value
Media – (continued)
UBM PLC	347,347	$3,013,219
		9,857,076
Metals & Mining – 3.2%
Antofagasta PLC	20,878	250,738
Eregli Demir ve Celik Fabrikalari TAS	1,459,386	2,454,904
Fortescue Metals Group Ltd.	1,399,112	2,394,703
Kobe Steel Ltd.	143,000	260,500
Kumba Iron Ore Ltd.	137,852	1,846,612
MMC Norilsk Nickel OJSC (ADR)	163,290	3,064,132
Rio Tinto PLC	45,116	2,000,229
		12,271,818
Oil, Gas & Consumable Fuels – 7.5%
Baytex Energy Corp.	23,993	466,885
BP PLC	150,350	1,086,168
Canadian Oil Sands Ltd.	195,723	2,118,414
Cenovus Energy, Inc.	34,892	654,774
Crescent Point Energy Corp.	28,886	751,453
Ecopetrol S.A.*	1,391,676	1,194,696
Eni SpA	238,147	4,584,579
Gazprom OAO (ADR)	50,623	299,891
Indo Tambangraya Megah Tbk PT	1,287,000	1,251,009
Neste Oil Oyj	17,160	466,487
Royal Dutch Shell PLC, Class A	26,455	837,284
Royal Dutch Shell PLC, Class B	178,178	5,735,056
Showa Shell Sekiyu KK	286,096	2,768,439
Surgutneftegas OAO (Preference) (ADR)	408,516	3,063,870
TOTAL S.A.	6,578	357,382
Vermilion Energy, Inc.	59,917	2,873,048
		28,509,435
Paper & Forest Products – 0.0%†
Mondi PLC	8,171	166,126
Personal Products – 0.2%
Kao Corp.	14,300	686,978
Pharmaceuticals – 6.4%
Bayer AG (Registered)*	2,586	376,417
GlaxoSmithKline PLC	472,686	11,001,331

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Novartis AG (Registered)	25,311	$2,611,066
Novo Nordisk A/S, Class B	4,410	250,761
Orion Oyj, Class A	82,657	2,670,272
Orion Oyj, Class B	87,158	2,856,698
Roche Holding AG	13,728	3,947,404
Sanofi S.A.	4,308	440,253
		24,154,202
Real Estate Investment Trusts (REITs) – 2.1%
Gecina S.A.	5,148	705,499
Hui Xian Real Estate Investment Trust	5,148,000	2,871,619
Japan Retail Fund Investment Corp.	143	304,713
Unibail-Rodamco SE	11,440	3,159,906
Westfield Corp.	141,713	1,056,285
		8,098,022
Real Estate Management & Development – 4.6%
Daito Trust Construction Co., Ltd.	28,700	3,351,571
Evergrande Real Estate Group Ltd.	6,864,000	6,508,763
KWG Property Holding Ltd.	4,220,544	4,285,259
Ruentex Development Co., Ltd.	1,861,000	3,311,712
		17,457,305
Semiconductors & Semiconductor Equipment – 0.9%
Radiant Opto-Electronics Corp.	847,800	2,795,918
Taiwan Semiconductor Manufacturing Co., Ltd.	143,000	686,378
		3,482,296
Software – 0.8%
COLOPL, Inc.	4,500	92,956
GungHo Online Entertainment, Inc.	286,000	1,175,833
Oracle Corp.	1,200	54,851
The Sage Group PLC	234,377	1,750,469
		3,074,109
Specialty Retail – 0.6%
Hennes & Mauritz AB, Class B	27,885	1,109,676
Sanrio Co., Ltd.	14,300	384,775
Truworths International Ltd.	8,866	64,307

	Shares	Value
Specialty Retail – (continued)
USS Co., Ltd.	42,900	$758,556
		2,317,314
Technology Hardware, Storage & Peripherals – 1.4%
Asustek Computer, Inc.	162,000	1,721,772
Inventec Corp.	3,003,000	2,127,771
Samsung Electronics Co., Ltd.	805	1,058,815
Seiko Epson Corp.	14,300	251,060
		5,159,418
Textiles, Apparel & Luxury Goods – 1.2%
HUGO BOSS AG	5,434	671,015
Li & Fung Ltd.	858,000	875,584
Ruentex Industries Ltd.	1,287,000	3,164,341
		4,710,940
Tobacco – 4.0%
British American Tobacco Malaysia Bhd	48,800	917,766
British American Tobacco PLC	178,249	9,840,725
Imperial Tobacco Group PLC	57,057	2,798,820
Japan Tobacco, Inc.	42,900	1,509,584
		15,066,895
Transportation Infrastructure – 1.9%
EcoRodovias Infraestrutura e Logistica S.A.	743,600	2,199,274
Hopewell Highway Infrastructure Ltd.	643,500	320,457
Hutchison Port Holdings Trust, Class U	1,515,800	1,023,165
Jiangsu Expressway Co., Ltd., Class H	2,002,000	2,758,476
SIA Engineering Co., Ltd.	243,100	769,007
		7,070,379
Water Utilities – 0.1%
United Utilities Group PLC	16,230	242,182
Wireless Telecommunication Services – 5.2%
Advanced Info Service PCL (NVDR)	42,900	312,331
Intouch Holdings PCL (NVDR)	1,188,240	2,775,504
MegaFon OAO (Registered) (GDR)	9,581	162,877

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Mobile TeleSystems OJSC (ADR)	342,961	$4,142,969
StarHub Ltd.	271,700	867,684
Tele2 AB, Class B	235,387	3,140,241
Vodacom Group Ltd.	237,523	2,945,956
Vodafone Group PLC	1,469,468	5,206,291
		19,553,853
Total Common Stocks (Cost $368,296,521)		374,361,831

Total Investment Securities (Cost $368,296,521) – 98.9%		374,361,831
Other assets less liabilities – 1.1%		4,239,210
NET ASSETS – 100.0%		$378,601,041

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $4,353 or 0.00% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

USD – US Dollar

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,832,561
Aggregate gross unrealized depreciation	(18,308,288)
Net unrealized appreciation	$5,524,273
Federal income tax cost of investments	$368,837,558

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	13	06/19/15	$1,231,230	$53,886
MSCI Emerging Markets Mini Index Futures Contracts	19	06/19/15	986,765	98,817
SGX S&P CNX Nifty Index Futures Contracts	123	05/28/15	2,031,099	(20,885)
				$131,818

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
EUR	73,000	Morgan Stanley	USD	77,330	06/17/15	$4,517
GBP	36,000	Morgan Stanley	USD	53,272	06/17/15	2,034
INR	236,212,901	Citibank N.A.	USD	3,693,753	06/17/15	(10,580)
JPY	5,127,000	Morgan Stanley	USD	42,322	06/17/15	542
						$(3,487)

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	7.8%
Belgium	0.8
Brazil	3.5
Canada	5.1
China	7.3
Colombia	0.6
Czech Republic	0.2
Denmark	1.0
Finland	3.1
France	3.6
Germany	4.9
Greece	0.1
Hong Kong	1.8
Indonesia	0.3
Israel	0.8
Italy	2.4
Japan	12.3
Malaysia	0.2
Morocco	0.1
Netherlands	2.0
Norway	0.8
Poland	0.9
Portugal	0.8
Russia	2.8
Singapore	0.7
South Africa	1.7
South Korea	0.3
Spain	2.4
Sweden	4.6
Switzerland	4.0
Taiwan	3.8
Thailand	1.1
Turkey	2.0
United Kingdom	15.1
Other[1]	1.1
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.3%
Air Freight & Logistics – 1.2%
bpost S.A.	27,522	$788,727
Deutsche Post AG (Registered)	12,920	427,883
		1,216,610
Auto Components – 0.1%
Nokian Renkaat Oyj	4,305	140,426
Automobiles – 1.5%
Daihatsu Motor Co., Ltd.	25,100	364,115
Fuji Heavy Industries Ltd.	28,300	951,729
Toyota Motor Corp.	4,100	286,352
		1,602,196
Banks – 13.8%
Aozora Bank Ltd.	244,000	913,445
Australia & New Zealand Banking Group Ltd.	30,265	811,393
Banco de Credito e Inversiones	2,446	121,944
Banco Santander S.A.* ^	2,226	16,852
Banco Santander S.A.	85,330	645,985
Banque Cantonale Vaudoise (Registered)	410	241,125
Canadian Imperial Bank of Commerce	8,569	685,378
China CITIC Bank Corp. Ltd., Class H	110,000	100,050
Commercial International Bank Egypt SAE	70,835	513,573
Commonwealth Bank of Australia	44,444	3,115,356
HSBC Holdings PLC	57,933	576,994
Industrial & Commercial Bank of China Ltd., Class H	436,000	379,123
National Bank of Canada	9,827	395,514
Royal Bank of Canada	38,458	2,543,546
Skandinaviska Enskilda Banken AB, Class C	35,301	434,586
Sumitomo Mitsui Financial Group, Inc.	28,700	1,257,169
Swedbank AB, Class A	18,002	419,095
Westpac Banking Corp.	48,462	1,393,662
		14,564,790

	Shares	Value
Capital Markets – 3.4%
Banca Generali SpA	25,330	$850,371
Coronation Fund Managers Ltd.	39,032	297,078
Guoco Group Ltd.	43,000	527,019
IGM Financial, Inc.	7,572	285,251
Macquarie Korea Infrastructure Fund	127,787	942,906
Partners Group Holding AG	2,055	645,957
		3,548,582
Chemicals – 1.6%
BASF SE	1,196	119,919
Chr Hansen Holding A/S	293	14,188
The Israel Corp. Ltd.	617	227,395
Nippon Paint Holdings Co., Ltd.	9,600	323,289
Sinopec Shanghai Petrochemical Co., Ltd., Class H	212,000	128,275
Synthos S.A.*	498,847	652,395
Uralkali PJSC (GDR)	9,959	147,493
Yara International ASA	1,356	69,532
		1,682,486
Commercial Services & Supplies – 2.1%
Dai Nippon Printing Co., Ltd.	3,000	31,148
Edenred	22,550	604,041
KEPCO Plant Service & Engineering Co., Ltd.	9,186	833,767
Societe BIC S.A.	4,510	770,939
		2,239,895
Communications Equipment – 0.6%
Telefonaktiebolaget LM Ericsson, Class A	60,222	632,124
Construction & Engineering – 0.9%
ACS Actividades de Construccion y Servicios S.A.	7,662	270,663
CIMIC Group Ltd.	15,416	256,441
Taisei Corp.	41,000	238,113
Vinci S.A.	2,050	125,929
		891,146
Construction Materials – 0.2%
Lafarge Malaysia Bhd	73,800	199,964

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – 0.4%
Provident Financial PLC	10,045	$465,415
Containers & Packaging – 0.3%
Amcor Ltd.	33,950	362,307
Diversified Financial Services – 1.0%
Investor AB, Class A	26,487	1,056,581
Diversified Telecommunication Services – 2.4%
Belgacom S.A.	8,036	299,903
Bezeq The Israeli Telecommunication Corp. Ltd.	459,528	870,817
Maroc Telecom	920	12,216
O2 Czech Republic A/S	56,261	461,292
Spark New Zealand Ltd.	94,259	213,139
TDC A/S	55,478	422,333
Telstra Corp. Ltd.	60,771	298,623
		2,578,323
Electric Utilities – 1.4%
Cia Energetica de Minas Gerais (Preference)	90,289	438,040
EDP – Energias de Portugal S.A.	67,032	268,303
Fortum Oyj	36,770	729,286
		1,435,629
Electronic Equipment, Instruments & Components – 1.2%
Largan Precision Co., Ltd.	13,000	1,307,386
Energy Equipment & Services – 1.4%
Amec Forster Wheeler PLC	50,392	710,898
TGS Nopec Geophysical Co. ASA	30,586	776,878
		1,487,776
Food & Staples Retailing – 0.6%
J Sainsbury PLC	18,163	75,948
Lawson, Inc.	8,200	590,658
		666,606
Food Products – 3.2%
IOI Corp. Bhd	114,800	139,894
Nestle S.A. (Registered)	13,290	1,034,092
Tate & Lyle PLC	89,800	823,171

	Shares	Value
Food Products – (continued)
Unilever N.V. (CVA)	30,665	$1,342,338
		3,339,495
Gas Utilities – 1.1%
Empresa de Energia de Bogota S.A. ESP	378,061	270,196
Enagas S.A.	3,565	109,916
Gas Natural SDG S.A.	5,851	143,944
Snam SpA	128,064	668,146
		1,192,202
Health Care Technology – 0.2%
M3, Inc.	11,700	221,544
Hotels, Restaurants & Leisure – 2.4%
OPAP S.A.	10,314	91,881
Oriental Land Co., Ltd.	15,800	1,070,497
Sands China Ltd.	164,000	671,771
SJM Holdings Ltd.	502,000	639,227
		2,473,376
Independent Power and Renewable Electricity Producers – 1.5%
AES Tiete S.A.	168,100	800,970
AES Tiete S.A. (Preference)	135,300	771,003
		1,571,973
Industrial Conglomerates – 0.9%
HAP Seng Consolidated Bhd	582,200	755,233
Siemens AG (Registered)	1,354	147,945
		903,178
Insurance – 5.8%
Admiral Group PLC	34,469	825,276
Amlin PLC	1,386	9,772
Euler Hermes Group	1,804	197,094
Gjensidige Forsikring ASA	47,150	820,299
Great-West Lifeco, Inc.	6,191	189,168
Insurance Australia Group Ltd.	105,821	484,939
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,359	1,050,279
Power Financial Corp.	8,487	261,494
Sampo Oyj, Class A	16,154	784,875
SCOR SE	5,207	187,469

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Tryg A/S	820	$88,957
Zurich Insurance Group AG*	3,978	1,229,618
		6,129,240
Internet Software & Services – 0.7%
Kakaku.com, Inc.	49,200	764,292
IT Services – 0.5%
Cielo S.A.	29,680	410,209
Infosys Ltd. (ADR)	3,280	101,614
		511,823
Machinery – 2.2%
Hino Motors Ltd.	60,700	796,348
Kone Oyj, Class B	17,671	761,754
Metso Oyj	990	28,211
Turk Traktor ve Ziraat Makineleri A/S	23,799	710,816
		2,297,129
Media – 3.4%
Lagardere S.C.A.	30,755	987,351
Multiplus S.A.	8,200	90,775
ProSiebenSat.1 Media AG (Registered)	7,831	402,686
Reed Elsevier N.V.	33,309	803,781
Shaw Communications, Inc., Class B	16,333	371,900
Sky PLC	54,978	909,930
		3,566,423
Metals & Mining – 3.0%
Antofagasta PLC	22,480	269,978
Eregli Demir ve Celik Fabrikalari TAS	419,799	706,165
Fortescue Metals Group Ltd.	381,997	653,821
Kumba Iron Ore Ltd.	41,328	553,614
MMC Norilsk Nickel OJSC (ADR)	53,836	1,011,040
		3,194,618
Multiline Retail – 0.0%†
Marks & Spencer Group PLC	4,879	41,500

	Shares	Value
Multi-Utilities – 0.9%
E.ON SE	23,985	$375,195
GDF Suez	25,258	515,253
		890,448
Oil, Gas & Consumable Fuels – 7.4%
Baytex Energy Corp.	7,727	150,362
BP PLC	63,509	458,806
Canadian Oil Sands Ltd.	20,459	221,439
Crescent Point Energy Corp.	9,020	234,650
Ecopetrol S.A.*	845,420	725,758
Eni SpA	67,389	1,297,309
Indo Tambangraya Megah Tbk PT	512,500	498,168
Royal Dutch Shell PLC, Class A	10,906	345,168
Royal Dutch Shell PLC, Class B	39,359	1,266,857
Showa Shell Sekiyu KK	12,300	119,022
Statoil ASA	20,285	428,016
Surgutneftegas OAO (Preference) (ADR)	150,352	1,127,640
TOTAL S.A.	5,740	311,853
Vermilion Energy, Inc.	12,956	621,246
		7,806,294
Pharmaceuticals – 7.0%
Astellas Pharma, Inc.	33,600	524,904
Bayer AG (Registered)*	646	94,031
GlaxoSmithKline PLC	135,710	3,158,525
Novartis AG (Registered)	7,764	800,929
Orion Oyj, Class B	23,921	784,037
Roche Holding AG	3,802	1,093,242
Sanofi S.A.	1,599	163,409
Santen Pharmaceutical Co., Ltd.	1,100	14,532
Teva Pharmaceutical Industries Ltd.	12,411	758,061
		7,391,670
Professional Services – 0.3%
Bureau Veritas S.A.	14,145	333,250
Real Estate Investment Trusts (REITs) – 1.2%
Gecina S.A.	1,025	140,469
The GPT Group	40,631	143,253
Hui Xian Real Estate Investment Trust	820,000	457,406

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
The Link REIT	20,500	$127,346
RioCan Real Estate Investment Trust	17,394	428,801
		1,297,275
Real Estate Management & Development – 3.9%
Country Garden Holdings Co., Ltd.	999,533	541,602
Daito Trust Construction Co., Ltd.	8,100	945,914
Evergrande Real Estate Group Ltd.	2,118,000	2,008,386
Ruentex Development Co., Ltd.	369,000	656,648
		4,152,550
Semiconductors & Semiconductor Equipment – 0.7%
Radiant Opto-Electronics Corp.	174,120	574,222
Taiwan Semiconductor Manufacturing Co., Ltd.	38,000	182,394
		756,616
Software – 0.6%
COLOPL, Inc.	24,100	497,829
GungHo Online Entertainment, Inc.	32,800	134,851
		632,680
Specialty Retail – 2.3%
Fast Retailing Co., Ltd.	2,400	948,508
Hennes & Mauritz AB, Class B	26,612	1,059,018
Sanrio Co., Ltd.	16,400	441,280
		2,448,806
Technology Hardware, Storage & Peripherals – 2.4%
Asustek Computer, Inc.	83,000	882,143
Canon, Inc.	13,400	479,587
Inventec Corp.	1,091,000	773,026
Lite-On Technology Corp.	114,264	144,761
Samsung Electronics Co., Ltd.	178	234,123
		2,513,640
Textiles, Apparel & Luxury Goods – 1.6%
Grendene S.A.	12,300	72,962
HUGO BOSS AG	5,617	693,613

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Ruentex Industries Ltd.	364,000	$894,965
		1,661,540
Tobacco – 4.2%
British American Tobacco PLC	41,149	2,271,743
Imperial Tobacco Group PLC	20,413	1,001,320
Japan Tobacco, Inc.	28,700	1,009,908
Swedish Match AB	4,256	130,886
		4,413,857
Transportation Infrastructure – 1.3%
CCR S.A.	8,200	45,251
EcoRodovias Infraestrutura e Logistica S.A.	179,800	531,777
Hutchison Port Holdings Trust, Class U	411,100	277,492
SIA Engineering Co., Ltd.	147,600	466,909
		1,321,429
Wireless Telecommunication Services – 5.5%
Advanced Info Service PCL (NVDR)	31,300	227,878
DiGi.Com Bhd	139,400	235,236
Freenet AG	13,332	434,207
Mobile TeleSystems OJSC (ADR)	104,296	1,259,896
Sistema JSFC (GDR)	59,017	445,578
Tele2 AB, Class B	66,584	888,281
Vodafone Group PLC	661,690	2,344,353
		5,835,429
Total Common Stocks (Cost $101,128,728)		103,740,519

Total Investment Securities (Cost $101,128,728) – 98.3%		103,740,519
Other assets less liabilities – 1.7%		1,761,219
NET ASSETS – 100.0%		$105,501,738

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $16,852 or 0.02% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – Taiwan Dollar

USD – US Dollar

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,081,936
Aggregate gross unrealized depreciation	(3,618,669)
Net unrealized appreciation	$2,463,267
Federal income tax cost of investments	$101,277,252

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	2	06/19/15	$189,420	$(824)
MSCI Emerging Markets Mini Index Futures Contract	1	06/19/15	51,935	368
SGX S&P CNX Nifty Index Futures Contracts	88	05/28/15	1,453,144	(15,075)
				$(15,531)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	321,945	Morgan Stanley	USD	250,000	06/17/15	$3,296
CAD	171,072	Goldman Sachs	USD	140,000	06/17/15	1,148
CHF	177,599	UBS AG	USD	176,851	06/17/15	13,023
CHF	178,054	Bank of Montreal	USD	180,000	06/17/15	10,360
DKK	549,791	Morgan Stanley	USD	78,270	06/17/15	4,416
EUR	225,651	Bank of Montreal	USD	240,000	06/17/15	12,999
EUR	148,848	Bank of Montreal	USD	160,000	06/17/15	6,889
GBP	451,802	Bank of Montreal	USD	665,000	06/17/15	29,088
INR	146,348,000	Citibank N.A.	USD	2,288,501	06/17/15	(6,555)
JPY	24,076,000	Morgan Stanley	USD	198,742	06/17/15	2,545
NOK	1,622,080	Bank of Montreal	USD	200,000	06/17/15	14,978
NZD	430,522	Bank of Montreal	USD	315,000	06/17/15	11,326
RUB	13,621,000	Morgan Stanley	USD	209,764	06/17/15	49,794
RUB	11,979,320	Societe Generale	USD	200,000	06/17/15	28,274
RUB	7,695,000	Bank of New York	USD	150,000	06/17/15	(3,366)
RUB	2,906,605	Societe Generale	USD	50,000	06/17/15	5,388

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
SEK	1,814,022	Bank of Montreal	USD	210,000	06/17/15	$7,431
USD	125,000	Bank of Montreal	AUD	164,912	06/17/15	(4,747)
USD	48,735	Morgan Stanley	AUD	64,000	06/17/15	(1,618)
USD	154,675	Morgan Stanley	CAD	197,704	06/17/15	(8,447)
USD	270,000	UBS AG	CHF	258,254	06/17/15	(6,104)
USD	265,000	Bank of Montreal	DKK	1,853,662	06/17/15	(13,783)
USD	171,954	Morgan Stanley	EUR	162,325	06/17/15	(10,044)
USD	315,000	Morgan Stanley	EUR	293,074	06/17/15	(13,595)
USD	250,000	Goldman Sachs	GBP	167,635	06/17/15	(7,531)
USD	326,242	Morgan Stanley	GBP	220,466	06/17/15	(12,454)
USD	389,836	Morgan Stanley	HKD	3,027,508	06/17/15	(753)
USD	280,000	Citibank N.A.	INR	17,818,528	06/17/15	2,163
USD	220,000	Citibank N.A.	INR	14,099,580	06/17/15	151
USD	265,000	Citibank N.A.	INR	16,753,379	06/17/15	3,771
USD	160,000	Bank of Montreal	JPY	19,329,440	06/17/15	(1,603)
USD	115,000	Bank of New York	NOK	896,223	06/17/15	(3,779)
USD	394,991	Morgan Stanley	NZD	539,171	06/17/15	(13,688)
USD	25,000	Bank of New York	RUB	1,372,500	06/17/15	(1,154)
USD	322,603	Morgan Stanley	SEK	2,784,307	06/17/15	(11,127)
USD	100,000	Bank of Montreal	SEK	867,810	06/17/15	(4,017)
USD	2,153	Morgan Stanley	SGD	3,000	06/17/15	(110)
USD	165,000	Societe Generale	TWD	5,131,335	06/17/15	(2,564)
						$80,001

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	7.1%
Belgium	1.0
Brazil	3.0
Canada	6.1
Chile	0.1
China	3.4
Colombia	0.9
Czech Republic	0.4
Denmark	0.5
Egypt	0.5
Finland	3.1
France	4.1
Germany	3.5
Greece	0.1
Hong Kong	1.9
India	0.1
Indonesia	0.5
Israel	1.8
Italy	2.7
Japan	12.3
Malaysia	1.3
Morocco	0.0 †
Netherlands	2.0
New Zealand	0.2
Norway	2.0
Poland	0.6
Portugal	0.3
Russia	3.8
Singapore	0.7
South Africa	0.8
South Korea	1.9
Spain	1.1
Sweden	4.4
Switzerland	4.8
Taiwan	5.1
Thailand	0.2
Turkey	1.3
United Kingdom	14.7
Other[1]	1.7
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Air Freight & Logistics – 0.3%
Toll Holdings Ltd.	33,156	$234,843
Auto Components – 4.0%
Aisin Seiki Co., Ltd.	5,400	247,731
Cie Generale des Etablissements Michelin	2,268	253,302
Continental AG*	2,727	643,692
Faurecia	3,348	158,993
GKN PLC	95,337	514,687
Nokian Renkaat Oyj	5,265	171,740
Plastic Omnium S.A.	5,022	140,150
Sumitomo Rubber Industries Ltd.	10,800	200,441
Valeo S.A.	3,726	598,302
		2,929,038
Automobiles – 4.1%
Daihatsu Motor Co., Ltd.	16,200	235,006
Daimler AG (Registered)	8,721	843,644
Fuji Heavy Industries Ltd.	18,900	635,607
Porsche Automobil Holding SE (Preference)	2,052	196,136
Tofas Turk Otomobil Fabrikasi A/S	83,592	512,461
Toyota Motor Corp.	5,400	377,147
Yamaha Motor Co., Ltd.	8,100	191,619
		2,991,620
Banks – 13.0%
Agricultural Bank of China Ltd., Class H	243,000	137,314
Australia & New Zealand Banking Group Ltd.	23,355	626,138
Banco Santander S.A.* ^	2,832	21,439
Banco Santander S.A.	130,302	986,443
Bank Handlowy w Warszawie S.A.	16,956	535,586
Bank of China Ltd., Class H	1,242,000	854,049
China CITIC Bank Corp. Ltd., Class H	729,000	663,056
China Construction Bank Corp., Class H	1,296,000	1,262,368
Commonwealth Bank of Australia	30,105	2,110,246

	Shares	Value
Banks – (continued)
HSBC Holdings PLC	41,364	$411,972
Royal Bank of Canada	1,107	73,215
Societe Generale S.A.	6,750	338,136
Sumitomo Mitsui Trust Holdings, Inc.	54,000	239,293
Swedbank AB, Class A	24,273	565,087
The Toronto-Dominion Bank	864	39,732
Westpac Banking Corp.	24,408	701,921
		9,565,995
Beverages – 0.5%
Anheuser-Busch InBev N.V.	162	19,769
Coca-Cola Amatil Ltd.	21,762	176,282
Kirin Holdings Co., Ltd.	13,900	184,218
		380,269
Biotechnology – 0.2%
Grifols S.A. (Preference), Class B	4,104	134,053
Building Products – 0.8%
Cie de Saint-Gobain	4,671	213,027
TOTO Ltd.	27,000	383,555
		596,582
Capital Markets – 4.1%
Aberdeen Asset Management PLC	23,679	172,883
Ashmore Group PLC	28,917	137,403
Banca Generali SpA	15,741	528,452
CI Financial Corp.	5,373	157,297
Daiwa Securities Group, Inc.	81,000	676,861
Henderson Group PLC	43,443	186,463
IGM Financial, Inc.	15,228	573,667
Macquarie Group Ltd.	3,078	189,293
Nomura Holdings, Inc.	37,800	244,293
Schroders PLC (Non-Voting)	4,536	170,434
		3,037,046
Chemicals – 3.4%
BASF SE	9,180	920,449
Methanex Corp.	10,476	627,998
Mitsubishi Chemical Holdings Corp.	32,400	202,327

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Sumitomo Chemical Co., Ltd.	27,000	$152,294
Synthos S.A.*	449,739	588,171
		2,491,239
Commercial Services & Supplies – 0.0%†
Dai Nippon Printing Co., Ltd.	1,000	10,383
Communications Equipment – 0.4%
Nokia Oyj	9,288	62,914
Telefonaktiebolaget LM Ericsson, Class B	21,006	230,050
		292,964
Construction & Engineering – 1.8%
CIMIC Group Ltd.	31,401	522,347
HOCHTIEF AG	6,939	538,220
Vinci S.A.	4,725	290,250
		1,350,817
Construction Materials – 0.7%
Siam City Cement PCL (NVDR)	43,200	480,946
Distributors – 0.3%
Inchcape PLC	14,823	189,523
Diversified Financial Services – 0.5%
Industrivarden AB, Class A	9,801	209,979
Industrivarden AB, Class C	7,182	149,483
		359,462
Diversified Telecommunication Services – 2.5%
Belgacom S.A.	4,320	161,222
Bezeq The Israeli Telecommunication Corp. Ltd.	304,668	577,354
Elisa Oyj	5,130	156,874
Telefonica S.A.	52,612	804,138
TeliaSonera AB	23,868	148,633
		1,848,221
Electric Utilities – 0.8%
CEZ A/S	6,804	176,645
EDP – Energias de Portugal S.A.	101,358	405,696
		582,341

	Shares	Value
Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	54,000	$705,741
Schneider Electric SE	4,860	364,002
		1,069,743
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB, Class B	2,160	80,137
Hoya Corp.	16,200	628,263
Omron Corp.	8,100	373,627
Spectris PLC	4,050	133,626
		1,215,653
Energy Equipment & Services – 0.5%
Amec Forster Wheeler PLC	27,567	388,898
Food & Staples Retailing – 3.3%
Casino Guichard Perrachon S.A.	1,782	157,749
Delhaize Group S.A.	1,458	117,778
Distribuidora Internacional de Alimentacion S.A.	72,711	584,674
Kesko Oyj, Class B	3,807	156,176
Koninklijke Ahold N.V.	32,697	633,848
METRO AG (Preference)	6,669	174,157
Seven & i Holdings Co., Ltd.	8,100	350,276
Wesfarmers Ltd.	6,696	230,853
		2,405,511
Food Products – 0.8%
Nestle S.A. (Registered)	7,560	588,242
Gas Utilities – 0.3%
Empresa de Energia de Bogota S.A. ESP	232,605	166,240
Gas Natural SDG S.A.	1,701	41,847
		208,087
Health Care Providers & Services – 0.3%
Medipal Holdings Corp.	13,500	185,122
Household Durables – 0.2%
Berkeley Group Holdings PLC	3,888	150,507
Independent Power and Renewable Electricity Producers – 1.4%
AES Tiete S.A.	113,400	540,333
AES Tiete S.A. (Preference)	86,400	492,348
		1,032,681

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 1.0%
Siemens AG (Registered)	6,966	$761,139
Insurance – 7.9%
Ageas	4,401	165,305
Allianz SE (Registered)	8,370	1,431,236
AXA S.A.	16,335	413,949
Baloise Holding AG (Registered)*	81	10,573
CNP Assurances	7,830	140,690
The Dai-ichi Life Insurance Co., Ltd.	40,500	668,062
Manulife Financial Corp.	19,899	360,770
Mapfre S.A.	45,495	169,354
Mediolanum SpA	70,038	590,570
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,511	492,116
Old Mutual PLC	63,126	227,874
T&D Holdings, Inc.	45,900	665,276
Zurich Insurance Group AG*	1,458	450,674
		5,786,449
Machinery – 4.5%
Hino Motors Ltd.	40,500	531,336
Hitachi Construction Machinery Co., Ltd.	8,100	144,375
IMI PLC	17,280	332,469
JTEKT Corp.	27,000	462,522
Komatsu Ltd.	27,000	546,227
Metso Oyj	14,094	401,617
Mitsubishi Heavy Industries Ltd.	27,000	150,647
NGK Insulators Ltd.	27,000	610,078
NSK Ltd.	5,400	85,104
OC Oerlikon Corp. AG (Registered)*	5,400	70,893
		3,335,268
Marine – 0.2%
Seaspan Corp.	8,100	160,542
Media – 1.3%
Informa PLC	17,469	149,529
Lagardere S.C.A.	9,423	302,514
UBM PLC	26,298	228,134
WPP PLC	11,961	280,495
		960,672

	Shares	Value
Metals & Mining – 2.4%
Antofagasta PLC	13,986	$167,968
BHP Billiton PLC	10,314	247,419
Kumba Iron Ore Ltd.	21,438	287,175
MMC Norilsk Nickel OJSC (ADR)	31,995	600,866
Teck Resources Ltd., Class B	25,272	381,610
voestalpine AG	2,457	103,024
		1,788,062
Multi-Utilities – 0.8%
E.ON SE	18,009	281,712
GDF Suez	13,500	275,395
		557,107
Oil, Gas & Consumable Fuels – 6.7%
BP PLC	78,624	568,000
Canadian Natural Resources Ltd.	5,805	192,134
Cenovus Energy, Inc.	5,373	100,828
China Shenhua Energy Co., Ltd., Class H	67,500	175,474
Crescent Point Energy Corp.	5,724	148,907
Eni SpA	47,304	910,652
Gazprom OAO (ADR)	40,851	242,001
Indo Tambangraya Megah Tbk PT	337,500	328,062
Royal Dutch Shell PLC, Class A	15,039	475,975
Royal Dutch Shell PLC, Class B	26,433	850,805
Suncor Energy, Inc.	14,904	483,449
TOTAL S.A.	2,997	162,827
TransCanada Corp.	6,642	307,081
		4,946,195
Paper & Forest Products – 1.1%
Mondi PLC	15,255	310,153
Oji Holdings Corp.	27,000	120,481
Stora Enso Oyj, Class R	37,260	389,918
		820,552
Personal Products – 0.7%
Kao Corp.	10,800	518,837
Pharmaceuticals – 6.0%
AstraZeneca PLC	11,529	796,654
Bayer AG (Registered)*	648	94,323
GlaxoSmithKline PLC	57,240	1,332,208

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Novartis AG (Registered)	4,995	$515,281
Orion Oyj, Class B	15,957	523,008
Roche Holding AG	3,645	1,035,072
Sanofi S.A.	945	96,573
		4,393,119
Professional Services – 0.4%
Adecco S.A. (Registered)*	2,295	187,882
Randstad Holding N.V.	2,349	140,295
		328,177
Real Estate Investment Trusts (REITs) – 2.0%
Gecina S.A.	1,350	185,008
Hui Xian Real Estate Investment Trust	972,000	542,194
Klepierre	3,510	170,305
Redefine Properties Ltd.	163,809	165,232
RioCan Real Estate Investment Trust	7,047	173,724
Unibail-Rodamco SE	891	246,108
		1,482,571
Real Estate Management & Development – 3.8%
Agile Property Holdings Ltd.	270,000	226,418
Evergrande Real Estate Group Ltd.	1,350,000	1,280,133
KWG Property Holding Ltd.	621,236	630,762
Ruentex Development Co., Ltd.	351,000	624,616
		2,761,929
Semiconductors & Semiconductor Equipment – 1.0%
Infineon Technologies AG	17,874	211,903
Radiant Opto-Electronics Corp.	54,000	178,084
STMicroelectronics N.V.	22,329	178,148
Taiwan Semiconductor Manufacturing Co., Ltd.	27,000	129,596
		697,731
Technology Hardware, Storage & Peripherals – 2.6%
Brother Industries Ltd.	32,400	519,559
Canon, Inc.	10,800	386,533
Inventec Corp.	459,000	325,224
Samsung Electronics Co., Ltd.	135	177,565

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Seiko Epson Corp.	27,000	$474,028
		1,882,909
Textiles, Apparel & Luxury Goods – 0.8%
Ruentex Industries Ltd.	243,570	598,864
Tobacco – 2.6%
British American Tobacco PLC	34,398	1,899,036
Transportation Infrastructure – 1.0%
Abertis Infraestructuras S.A.	28,377	523,552
Hutchison Port Holdings Trust, Class U	278,100	187,717
		711,269
Wireless Telecommunication Services – 4.8%
Freenet AG	4,806	156,526
Intouch Holdings PCL (NVDR)	224,100	523,455
Sistema JSFC (GDR)	84,500	637,975
Total Access Communication PCL (NVDR)	189,000	497,369
Vodacom Group Ltd.	29,808	369,703
Vodafone Group PLC	368,469	1,305,477
		3,490,505
Total Common Stocks (Cost $69,836,175)		72,600,719

Total Investment Securities (Cost $69,836,175) – 99.0%		72,600,719
Other assets less liabilities – 1.0%		707,202
NET ASSETS – 100.0%		$73,307,921

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $21,439 or 0.03% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

EUR – Euro

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

SEK – Swedish Krona

USD – US Dollar

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,689,460
Aggregate gross unrealized depreciation	(2,158,223)
Net unrealized appreciation	$2,531,237
Federal income tax cost of investments	$70,069,482

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contract	1	06/19/15	$94,710	$128
MSCI Emerging Markets Mini Index Futures Contracts	2	06/19/15	103,870	(434)
SGX S&P CNX Nifty Index Futures Contracts	27	05/28/15	445,851	(4,736)
				$(5,042)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CHF	76,182	Bank of Montreal	USD	80,000	06/17/15	$1,447
CZK	1,275,260	Bank of Montreal	USD	50,000	06/17/15	2,125
EUR	37,165	Bank of Montreal	USD	40,000	06/17/15	1,670
GBP	80,484	Bank of Montreal	USD	120,000	06/17/15	3,645
INR	30,567,200	Citibank N.A.	USD	477,991	06/17/15	(1,369)
JPY	10,232,300	Morgan Stanley	USD	84,466	06/17/15	1,082
MXN	1,477,373	Bank of Montreal	USD	97,000	06/17/15	(1,133)
SEK	260,077	Bank of Montreal	USD	30,000	06/17/15	1,173
USD	110,000	Bank of Montreal	CAD	134,266	06/17/15	(781)
USD	49,125	UBS AG	CHF	49,333	06/17/15	(3,618)
USD	53,042	Societe Generale	CZK	1,366,833	06/17/15	(2,826)
USD	34,792	Morgan Stanley	EUR	32,843	06/17/15	(2,032)
USD	71,358	Morgan Stanley	GBP	48,222	06/17/15	(2,724)
USD	74,968	Morgan Stanley	HKD	582,213	06/17/15	(145)
USD	100,000	Bank of Montreal	JPY	11,918,600	06/17/15	355
USD	95,043	UBS AG	MXN	1,476,150	06/17/15	(745)
USD	141,018	Morgan Stanley	SEK	1,217,088	06/17/15	(4,864)
						$(8,740)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	6.5%
Austria	0.1
Belgium	0.6
Brazil	1.4
Canada	4.9
China	8.1
Colombia	0.2
Czech Republic	0.2
Finland	2.5
France	6.4
Germany	9.2
Indonesia	0.5
Israel	0.8
Italy	2.8
Japan	16.5
Netherlands	1.1
Poland	1.5
Portugal	0.6
Russia	2.0
Singapore	0.3
South Africa	1.1
South Korea	0.2
Spain	4.5
Sweden	1.9
Switzerland	3.9
Taiwan	2.5
Thailand	2.1
Turkey	0.7
United Kingdom	15.9
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
2.50%, due 07/15/16	$62,626,594	$65,793,630
2.38%, due 01/15/17	54,090,854	57,355,755
0.13%, due 04/15/17	501,033,019	511,288,163
2.63%, due 07/15/17	173,058,116	188,105,556
1.63%, due 01/15/18	200,615,013	214,252,269
0.13%, due 04/15/18	553,860,462	566,235,920
1.38%, due 07/15/18	177,869,062	190,806,041
2.13%, due 01/15/19	43,571,877	48,045,820
0.13%, due 04/15/19	135,126,018	137,934,369
1.88%, due 07/15/19	44,856,245	49,612,311
1.38%, due 01/15/20	55,450,788	60,154,624
0.13%, due 04/15/20	50,144,567	51,216,648
		2,140,801,106
Total U.S. Treasury Obligations (Cost $2,142,085,138)		2,140,801,106

Total Investment Securities (Cost $2,142,085,138) – 99.8%		2,140,801,106
Other assets less liabilities – 0.2%		4,436,854
NET ASSETS – 100.0%		$2,145,237,960

Percentages shown are based on Net Assets.

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,030,380
Aggregate gross unrealized depreciation	(13,411,060)
Net unrealized depreciation	$(1,380,680)
Federal income tax cost of investments	$2,142,181,786

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
1.38%, due 07/15/18	$8,621,929	$9,249,029
2.13%, due 01/15/19	8,531,801	9,407,843
0.13%, due 04/15/19	26,498,499	27,049,223
1.88%, due 07/15/19	9,215,516	10,192,628
1.38%, due 01/15/20	42,819,523	46,451,861
0.13%, due 04/15/20	37,696,879	38,502,831
1.25%, due 07/15/20	72,442,927	78,846,145
1.13%, due 01/15/21	81,699,293	87,988,273
0.63%, due 07/15/21	77,485,516	81,190,200
0.13%, due 01/15/22	22,649,390	22,840,268
0.13%, due 07/15/22	22,151,014	22,403,738
		434,122,039
Total U.S. Treasury Obligations (Cost $430,978,999)		434,122,039

Total Investment Securities (Cost $430,978,999) – 99.8%		434,122,039
Other assets less liabilities – 0.2%		980,956
NET ASSETS – 100.0%		$435,102,995

Percentages shown are based on Net Assets.

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,051,937
Aggregate gross unrealized depreciation	(924,292)
Net unrealized appreciation	$3,127,645
Federal income tax cost of investments	$430,994,394

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – 96.1%
Federal Home Loan Mortgage Corp.
4.00%, due 06/01/19	$54,974	$58,039
4.50%, due 07/01/19	92,397	96,809
5.00%, due 07/01/20	115,207	120,953
2.50%, due 04/01/28	53,901	55,368
2.50%, due 11/01/28	38,252	39,284
6.00%, due 04/01/34	157,399	180,977
5.50%, due 07/01/38	16,484	18,602
5.50%, due 12/01/38	45,846	51,715
5.00%, due 02/01/39	53,241	59,121
6.50%, due 04/01/39	125,698	145,464
5.00%, due 05/01/39	275,846	308,764
5.00%, due 08/01/39	22,214	24,871
5.00%, due 09/01/39	32,272	35,836
4.50%, due 10/01/39	57,635	62,776
4.00%, due 02/01/40	31,116	33,340
5.50%, due 06/01/40	138,331	156,089
4.50%, due 03/01/41	107,673	117,541
5.50%, due 04/01/41	73,648	83,267
3.00%, due 03/01/43	55,806	56,831
4.00%, due 06/01/44	41,168	43,911
4.50%, due 09/01/44	288,479	314,291
4.50%, due 12/01/44	222,360	242,391
3.50%, due 05/15/45 TBA	250,000	261,557
6.00%, due 05/15/45 TBA	80,000	91,135
Federal National Mortgage Association
4.50%, due 11/01/18	117,557	123,029
4.00%, due 07/01/19	52,175	55,071
5.00%, due 07/01/19	377,599	400,315
4.50%, due 04/01/20	68,352	71,988
5.00%, due 09/01/20	153,356	165,577
5.00%, due 11/01/21	65,769	69,884
5.50%, due 04/01/22	308,335	336,761
5.00%, due 12/01/23	67,791	75,422
5.00%, due 07/01/24	304,488	338,766
5.00%, due 02/01/25	182,090	202,590
2.50%, due 06/01/27	48,347	49,702
2.50%, due 08/01/27	81,566	83,860
2.50%, due 12/01/27	293,419	301,662
3.00%, due 03/01/28	83,286	87,495
2.50%, due 06/01/28	67,780	69,643
3.00%, due 06/01/28	103,606	109,143

	Principal Amount	Value
3.00%, due 07/01/28	$80,704	$84,908
2.50%, due 09/01/28	244,292	250,994
3.00%, due 11/01/28	75,766	79,713
3.00%, due 05/25/30 TBA	45,000	47,093
6.50%, due 09/01/34	120,875	146,382
6.00%, due 11/01/35	98,122	112,913
5.50%, due 02/01/37	34,359	39,501
6.00%, due 08/01/37	180,613	207,764
5.50%, due 09/01/38	85,740	96,985
5.00%, due 01/01/39	33,359	37,114
5.50%, due 01/01/40	97,321	110,601
4.50%, due 04/01/40	55,919	61,048
5.50%, due 04/01/40	22,980	26,421
3.50%, due 11/01/40	241,474	253,593
3.50%, due 01/01/41	70,688	74,236
3.50%, due 02/01/41	139,716	146,724
4.00%, due 02/01/41	66,987	71,850
4.50%, due 02/01/41	94,303	103,432
5.50%, due 04/01/41	35,757	40,649
4.50%, due 06/01/41	70,772	78,379
4.50%, due 08/01/41	101,285	110,921
5.50%, due 09/01/41	135,774	153,524
4.00%, due 01/01/42	163,760	175,211
4.50%, due 01/01/42	365,417	400,363
2.50%, due 11/01/42	141,786	139,428
2.50%, due 03/01/43	147,189	144,741
3.00%, due 05/01/43	428,657	437,521
3.00%, due 06/01/43	178,617	182,169
3.50%, due 07/01/43	102,083	107,176
4.00%, due 08/01/43	78,129	83,515
4.00%, due 09/01/43	180,966	195,832
4.50%, due 09/01/43	230,446	252,705
3.00%, due 11/01/43	86,225	87,900
5.00%, due 06/01/44	119,581	133,671
4.00%, due 02/01/45	315,363	337,541
3.00%, due 03/01/45	124,653	127,026
4.00%, due 04/01/45	99,861	108,109
3.00%, due 05/25/45 TBA	200,000	203,520
6.00%, due 05/25/45 TBA	290,000	331,458
6.50%, due 05/25/45 TBA	140,000	161,558
Government National Mortgage Association
2.50%, due 12/20/28	132,467	136,338
5.50%, due 06/15/33	318,517	364,759
6.00%, due 03/15/39	48,366	55,315

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Disciplined Duration MBS Index Fund (cont.)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – (continued)
5.00%, due 04/15/39	$83,841	$94,022
5.00%, due 09/15/39	102,267	116,377
5.50%, due 09/15/39	67,721	76,527
4.00%, due 09/20/39	88,014	94,530
5.00%, due 11/15/39	6,167	6,913
5.50%, due 12/15/39	191,692	216,618
4.00%, due 08/15/40	62,358	67,543
4.00%, due 10/15/40	50,669	54,945
5.50%, due 01/20/41	90,609	103,220
4.00%, due 03/15/41	12,062	13,066
5.50%, due 09/20/41	346,432	394,743
3.50%, due 01/15/42	65,274	68,923
5.50%, due 02/20/42	89,536	100,685
3.50%, due 08/20/42	110,417	116,850
3.00%, due 12/20/42	71,693	74,089
3.50%, due 12/20/42	36,079	38,643
5.50%, due 02/20/43	52,395	58,939
3.50%, due 03/15/43	81,598	86,412
3.00%, due 03/20/43	299,868	309,890
3.50%, due 06/15/43	435,054	462,407
5.00%, due 01/20/44	22,637	25,242
4.00%, due 09/15/44	173,803	187,955
3.50%, due 10/15/44	156,208	164,941
3.50%, due 10/20/44	46,893	49,562
4.00%, due 12/15/44	284,046	307,174
3.00%, due 12/20/44	122,728	126,689
3.50%, due 12/20/44	145,728	154,021
3.00%, due 01/20/45	148,467	153,268
4.00%, due 01/20/45	149,355	162,475
3.50%, due 02/20/45	395,934	420,032
3.00%, due 03/20/45	174,635	180,288
2.50%, due 05/15/45 TBA	50,000	49,467
3.00%, due 05/15/45 TBA	125,000	128,533
3.50%, due 05/15/45 TBA	175,000	184,625
6.00%, due 05/15/45 TBA	370,000	420,661
Total U.S. Government & Agency Securities (Cost $16,878,158)		16,970,716

Total Investment Securities (Cost $16,878,158) – 96.1%		16,970,716
Other assets less liabilities – 3.9%		687,276
NET ASSETS – 100.0%		$17,657,992

Percentages shown are based on Net Assets.

Abbreviation:

TBA – To Be Announced; Security is subject to delayed delivery

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,251
Aggregate gross unrealized depreciation	(18,693)
Net unrealized appreciation	$92,558
Federal income tax cost of investments	$16,878,158

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 99.0%
Aerospace & Defense – 1.9%
The Boeing Co.
4.88%, due 02/15/20	$10,000	$11,432
Honeywell International, Inc.
5.00%, due 02/15/19	20,000	22,438
Northrop Grumman Corp.
3.25%, due 08/01/23	20,000	20,500
Raytheon Co.
3.13%, due 10/15/20	20,000	21,020
United Technologies Corp.
4.50%, due 04/15/20	20,000	22,490
		97,880
Air Freight & Logistics – 0.4%
FedEx Corp.
3.20%, due 02/01/25	20,000	20,014
Banks – 21.3%
Bank of America Corp.
2.60%, due 01/15/19	170,000	172,775
4.20%, due 08/26/24	40,000	40,488
Bank of Montreal
2.55%, due 11/06/22	20,000	19,816
BNP Paribas S.A.
5.00%, due 01/15/21	30,000	33,816
Citigroup, Inc.
1.55%, due 08/14/17	15,000	15,007
2.50%, due 09/26/18	120,000	122,398
4.00%, due 08/05/24	50,000	51,003
Fifth Third Bancorp
5.45%, due 01/15/17	50,000	53,397
HSBC Holdings PLC
4.00%, due 03/30/22	10,000	10,713
JPMorgan Chase & Co.
1.63%, due 05/15/18	90,000	90,030
2.20%, due 10/22/19	100,000	100,052
3.38%, due 05/01/23	50,000	49,962
KeyCorp
5.10%, due 03/24/21	50,000	56,612
Lloyds Bank PLC
6.38%, due 01/21/21	15,000	18,055

	Principal Amount	Value
Banks – (continued)
The PNC Financial Services Group, Inc.
3.90%, due 04/29/24	$50,000	$52,001
U.S. Bancorp/Minnesota
2.95%, due 07/15/22	20,000	20,095
Wells Fargo & Co.
2.13%, due 04/22/19	150,000	151,669
4.48%, due 01/16/24	20,000	21,651
		1,079,540
Beverages – 1.9%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, due 04/15/20	20,000	22,753
The Coca-Cola Co.
1.15%, due 04/01/18	50,000	50,052
PepsiCo, Inc.
3.60%, due 03/01/24	20,000	21,258
		94,063
Biotechnology – 1.2%
Amgen, Inc.
2.70%, due 05/01/22	20,000	19,860
Gilead Sciences, Inc.
2.05%, due 04/01/19	40,000	40,591
		60,451
Capital Markets – 14.6%
The Bank of New York Mellon Corp.
3.65%, due 02/04/24	50,000	53,206
BlackRock, Inc.
6.25%, due 09/15/17	20,000	22,352
Credit Suisse
6.00%, due 02/15/18	115,000	127,501
Deutsche Bank AG
3.70%, due 05/30/24	50,000	50,845
The Goldman Sachs Group, Inc.
5.63%, due 01/15/17	100,000	106,712
2.63%, due 01/31/19	50,000	50,960
4.00%, due 03/03/24	80,000	83,812
Morgan Stanley
6.63%, due 04/01/18	150,000	170,036
3.75%, due 02/25/23	20,000	20,739

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Capital Markets – (continued)
Nomura Holdings, Inc.
2.75%, due 03/19/19	$50,000	$51,010
		737,173
Chemicals – 1.8%
E.I. du Pont de Nemours & Co.
4.25%, due 04/01/21	50,000	55,172
Ecolab, Inc.
4.35%, due 12/08/21	10,000	11,004
LYB International Finance B.V.
4.00%, due 07/15/23	25,000	26,503
		92,679
Commercial Services & Supplies – 0.9%
Republic Services, Inc.
3.80%, due 05/15/18	45,000	47,752
Communications Equipment – 0.6%
Cisco Systems, Inc.
2.13%, due 03/01/19	30,000	30,550
Consumer Finance – 4.9%
American Express Co.
1.55%, due 05/22/18	60,000	60,002
Capital One Financial Corp.
3.50%, due 06/15/23	60,000	61,186
Caterpillar Financial Services Corp.
2.00%, due 03/05/20	35,000	35,148
Discover Financial Services
3.85%, due 11/21/22	50,000	51,438
John Deere Capital Corp.
3.35%, due 06/12/24	20,000	20,869
Toyota Motor Credit Corp.
4.50%, due 06/17/20	20,000	22,350
		250,993
Diversified Financial Services – 2.2%
General Electric Capital Corp.
1.63%, due 04/02/18	60,000	60,686
4.65%, due 10/17/21	20,000	22,730
Shell International Finance B.V.
2.00%, due 11/15/18	25,000	25,481
		108,897

	Principal Amount	Value
Diversified Telecommunication Services – 2.4%
AT&T, Inc.
2.30%, due 03/11/19	$70,000	$70,585
Verizon Communications, Inc.
3.45%, due 03/15/21	50,000	52,164
		122,749
Electric Utilities – 0.8%
Duke Energy Carolinas LLC
3.90%, due 06/15/21	10,000	10,972
Public Service Electric & Gas Co.
2.38%, due 05/15/23	30,000	29,641
		40,613
Electrical Equipment – 0.6%
Eaton Corp.
2.75%, due 11/02/22	30,000	30,099
Energy Equipment & Services – 0.3%
Ensco PLC
4.50%, due 10/01/24	15,000	14,806
Food & Staples Retailing – 2.2%
CVS Health Corp.
2.25%, due 08/12/19	50,000	50,726
Sysco Corp.
3.00%, due 10/02/21	20,000	20,601
Walgreen Co.
5.25%, due 01/15/19	20,000	22,343
Walgreens Boots Alliance, Inc.
3.30%, due 11/18/21	20,000	20,465
		114,135
Health Care Equipment & Supplies – 2.0%
Baxter International, Inc.
5.38%, due 06/01/18	40,000	44,403
Becton Dickinson and Co.
3.13%, due 11/08/21	20,000	20,519
Zimmer Holdings, Inc.
2.70%, due 04/01/20	35,000	35,367
		100,289
Health Care Providers & Services – 1.5%
Medco Health Solutions, Inc.
7.13%, due 03/15/18	30,000	34,427

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc.
2.88%, due 12/15/21	$40,000	$40,914
		75,341
Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
2.63%, due 01/15/22	15,000	15,132
Household Products – 0.4%
The Procter & Gamble Co.
3.10%, due 08/15/23	20,000	21,013
Insurance – 2.8%
Aflac, Inc.
3.63%, due 06/15/23	10,000	10,572
American International Group, Inc.
5.85%, due 01/16/18	80,000	89,189
Marsh & McLennan Cos., Inc.
3.50%, due 03/10/25	30,000	30,799
Prudential Financial, Inc.
5.20%, due 03/15/44(a)	10,000	10,312
		140,872
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.
2.60%, due 12/05/19	15,000	15,309
IT Services – 0.3%
International Business Machines Corp.
8.38%, due 11/01/19	10,000	12,829
Media – 5.2%
21st Century Fox America, Inc.
4.50%, due 02/15/21	15,000	16,615
CBS Corp.
2.30%, due 08/15/19	15,000	15,022
Comcast Corp.
5.15%, due 03/01/20	30,000	34,311
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.00%, due 03/01/21	50,000	55,395
Omnicom Group, Inc.
4.45%, due 08/15/20	10,000	10,954

	Principal Amount	Value
Media – (continued)
Time Warner Cable, Inc.
5.85%, due 05/01/17	$20,000	$21,452
Time Warner, Inc.
4.88%, due 03/15/20	30,000	33,595
Viacom, Inc.
2.50%, due 09/01/18	25,000	25,457
The Walt Disney Co.
1.85%, due 05/30/19	50,000	50,505
		263,306
Metals & Mining – 1.5%
BHP Billiton Finance USA Ltd.
3.25%, due 11/21/21	35,000	36,494
Rio Tinto Finance USA Ltd.
9.00%, due 05/01/19	30,000	37,759
		74,253
Multi-Utilities – 0.4%
Dominion Resources, Inc.
4.45%, due 03/15/21	20,000	22,116
Oil, Gas & Consumable Fuels – 11.3%
Anadarko Petroleum Corp.
6.38%, due 09/15/17	20,000	22,237
BP Capital Markets PLC
1.38%, due 11/06/17	15,000	15,048
4.50%, due 10/01/20	60,000	67,052
3.81%, due 02/10/24	30,000	31,442
Canadian Natural Resources Ltd.
3.45%, due 11/15/21	10,000	10,219
Chevron Corp.
2.43%, due 06/24/20	50,000	51,697
ConocoPhillips Co.
2.40%, due 12/15/22	30,000	29,566
Enterprise Products Operating LLC
3.35%, due 03/15/23	30,000	30,239
EOG Resources, Inc.
2.45%, due 04/01/20	25,000	25,483
Husky Energy, Inc.
7.25%, due 12/15/19	10,000	11,904
Kinder Morgan Energy Partners LP
2.65%, due 02/01/19	30,000	30,076
Kinder Morgan, Inc.
3.05%, due 12/01/19	50,000	50,550

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Marathon Oil Corp.
2.80%, due 11/01/22	$15,000	$14,612
Occidental Petroleum Corp.
1.50%, due 02/15/18	30,000	30,032
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, due 12/15/19	20,000	20,220
Suncor Energy, Inc.
3.60%, due 12/01/24	15,000	15,424
Total Capital S.A.
4.13%, due 01/28/21	30,000	33,012
TransCanada PipeLines Ltd.
1.88%, due 01/12/18	50,000	50,506
Valero Energy Corp.
9.38%, due 03/15/19	30,000	37,522
		576,841
Pharmaceuticals – 3.0%
AbbVie, Inc.
2.00%, due 11/06/18	10,000	10,037
2.90%, due 11/06/22	20,000	19,806
Actavis Funding SCS
3.45%, due 03/15/22	20,000	20,352
Merck & Co., Inc.
2.75%, due 02/10/25	25,000	24,796
Teva Pharmaceutical Finance Co. B.V.
3.65%, due 11/10/21	23,000	24,000
Wyeth LLC
6.45%, due 02/01/24	40,000	50,534
		149,525
Real Estate Investment Trusts (REITs) – 2.6%
American Tower Corp.
5.90%, due 11/01/21	10,000	11,449
Boston Properties LP
5.63%, due 11/15/20	30,000	34,863
ERP Operating LP
4.63%, due 12/15/21	20,000	22,240
HCP, Inc.
2.63%, due 02/01/20	40,000	40,232
Realty Income Corp.
4.65%, due 08/01/23	10,000	10,889

	Principal Amount	Value
Real Estate Investment Trusts (REITs) – (continued)
Simon Property Group LP
3.75%, due 02/01/24	$15,000	$15,802
		135,475
Road & Rail – 1.0%
Burlington Northern Santa Fe LLC
3.05%, due 03/15/22	50,000	51,356
Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp.
1.35%, due 12/15/17	10,000	10,056
KLA-Tencor Corp.
4.13%, due 11/01/21	35,000	36,459
		46,515
Software – 1.6%
Oracle Corp.
5.00%, due 07/08/19	30,000	33,718
2.50%, due 10/15/22	50,000	49,426
		83,144
Specialty Retail – 0.4%
Lowe’s Cos., Inc.
3.75%, due 04/15/21	20,000	21,768
Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.
2.85%, due 05/06/21	50,000	51,796
2.40%, due 05/03/23	10,000	9,750
EMC Corp.
2.65%, due 06/01/20	25,000	25,637
Hewlett-Packard Co.
2.75%, due 01/14/19	10,000	10,263
4.05%, due 09/15/22	25,000	26,222
Seagate HDD Cayman
3.75%, due 11/15/18	20,000	20,943
		144,611
Tobacco – 1.8%
Altria Group, Inc.
2.85%, due 08/09/22	70,000	69,767
Philip Morris International, Inc.
3.60%, due 11/15/23	20,000	21,283
		91,050

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Trading Companies & Distributors – 0.5%
Air Lease Corp.
4.25%, due 09/15/24	$25,000	$25,750
Wireless Telecommunication Services – 0.4%
Vodafone Group PLC
1.25%, due 09/26/17	20,000	19,938
Total Corporate Bonds (Cost $4,972,460)		5,028,827
Total Investment Securities (Cost $4,972,460) – 99.0%		5,028,827
Other assets less liabilities – 1.0%		50,245
NET ASSETS – 100.0%		$5,079,072
(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2015.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,542
Aggregate gross unrealized depreciation	(3,318)
Net unrealized appreciation	$56,224
Federal income tax cost of investments	$4,972,603

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2015 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITY – 0.1%
American Express Credit Account Master Trust
0.59%, due 05/15/18	$100,000	$100,069
Total Asset-Backed Security (Cost $99,995)		100,069
CORPORATE BONDS – 86.7%
Aerospace & Defense – 1.5%
Honeywell International, Inc.
0.31%, due 11/17/15(b)	1,500,000	1,500,408
Banks – 6.6%
Australia & New Zealand Banking Group Ltd.
1.25%, due 01/10/17	450,000	451,689
The Bank of Tokyo-Mitsubishi UFJ Ltd.
0.87%, due 09/09/16(a) (b)	250,000	250,645
Banque Federative du Credit Mutuel S.A.
1.13%, due 01/20/17(a) (b)	1,000,000	1,007,300
Barclays Bank PLC
0.84%, due 02/17/17(b)	1,000,000	1,003,083
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, due 07/31/15	1,250,000	1,256,017
0.75%, due 03/18/16(b)	750,000	752,742
Sumitomo Mitsui Banking Corp.
0.70%, due 01/10/17(b)	2,000,000	1,999,028
		6,720,504
Communications Equipment – 0.8%
Cisco Systems, Inc.
0.76%, due 03/01/19(b)	823,000	831,865
Consumer Finance – 9.7%
American Express Credit Corp.
0.75%, due 08/15/19(b)	1,090,000	1,087,925
American Honda Finance Corp.
0.45%, due 07/14/17(b)	1,000,000	999,362
1.20%, due 07/14/17	89,000	89,148

	Principal Amount	Value
Consumer Finance – (continued)
Capital One N.A./Virginia
1.65%, due 02/05/18	$1,000,000	$995,751
Caterpillar Financial Services Corp.
0.70%, due 11/06/15	996,000	997,654
Ford Motor Credit Co. LLC
1.10%, due 03/12/19(b)	1,000,000	997,891
John Deere Capital Corp.
1.05%, due 12/15/16	858,000	861,934
1.95%, due 12/13/18	13,000	13,246
Nissan Motor Acceptance Corp.
0.81%, due 03/03/17(a) (b)	503,000	504,593
PACCAR Financial Corp.
0.70%, due 11/16/15	395,000	395,678
Synchrony Financial
1.88%, due 08/15/17	900,000	901,769
Toyota Motor Credit Corp.
0.55%, due 05/17/16(b)	78,000	78,205
0.46%, due 05/16/17(b)	928,000	927,514
1.45%, due 01/12/18	1,000,000	1,006,882
		9,857,552
Data Processing & Outsourced Services – 0.2%
MasterCard, Inc.
2.00%, due 04/01/19	191,000	194,334
Diversified Banks – 18.1%
Bank of America Corp.
0.87%, due 08/25/17(b)	1,000,000	1,003,054
Bank of Montreal
0.52%, due 09/24/15(b)	750,000	750,677
0.80%, due 11/06/15	1,250,000	1,252,791
The Bank of Nova Scotia
0.67%, due 03/15/16(b)	309,000	309,944
2.90%, due 03/29/16	1,000,000	1,022,059
BNP Paribas S.A.
0.75%, due 03/17/17(b)	743,000	744,404
Canadian Imperial Bank of Commerce
2.35%, due 12/11/15	2,000,000	2,023,118

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Banks – (continued)
Commonwealth Bank of Australia
0.67%, due 03/12/18(a) (b)	$1,000,000	$1,000,405
Lloyds Bank PLC
0.79%, due 03/16/18(b)	1,000,000	1,001,831
National Bank of Canada
1.50%, due 06/26/15	1,475,000	1,477,714
Royal Bank of Canada
0.80%, due 10/30/15	1,057,000	1,059,423
0.78%, due 03/06/20(b)	1,000,000	1,002,119
Svenska Handelsbanken AB
0.73%, due 09/23/16(b)	1,000,000	1,004,436
The Toronto-Dominion Bank
0.72%, due 09/09/16(b)	728,000	731,157
U.S. Bancorp/Minnesota
0.68%, due 04/25/19(b)	843,000	842,086
U.S. Bank N.A./Ohio
1.38%, due 09/11/17	1,000,000	1,005,399
Wells Fargo & Co.
2.15%, due 01/30/20	1,000,000	1,000,539
Wells Fargo Bank N.A.
0.56%, due 07/20/15(b)	500,000	500,252
Westpac Banking Corp.
0.69%, due 11/25/16(b)	753,000	755,720
		18,487,128
Diversified Capital Markets – 4.2%
Credit Suisse
1.75%, due 01/29/18	1,000,000	1,002,687
Deutsche Bank AG
3.25%, due 01/11/16	1,281,000	1,303,366
JPMorgan Chase & Co.
3.40%, due 06/24/15	1,870,000	1,878,062
1.18%, due 01/25/18(b)	116,000	117,207
		4,301,322
Diversified Metals & Mining – 1.3%
Freeport-McMoRan, Inc.
2.30%, due 11/14/17	570,000	572,885

	Principal Amount	Value
Diversified Metals & Mining – (continued)
Glencore Funding LLC
1.42%, due 05/27/16(a) (b)	$743,000	$745,535
		1,318,420
Drug Retail – 0.1%
Walgreens Boots Alliance, Inc.
1.75%, due 11/17/17	81,000	81,717
Electric Utilities – 2.3%
Duke Energy Indiana, Inc.
0.63%, due 07/11/16(b)	928,000	929,135
Electricite de France S.A.
0.74%, due 01/20/17(a) (b)	399,000	399,776
Georgia Power Co.
0.63%, due 11/15/15	14,000	14,011
The Southern Co.
1.30%, due 08/15/17	1,000,000	1,001,944
		2,344,866
Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Co.
1.15%, due 06/30/17	825,000	827,749
Food Retail – 0.9%
The Kroger Co.
0.80%, due 10/17/16(b)	938,000	940,591
Health Care Distributors – 0.3%
McKesson Corp.
0.95%, due 12/04/15	297,000	297,655
Home Improvement Retail – 0.3%
The Home Depot, Inc.
2.00%, due 06/15/19	303,000	308,093
Household Appliances – 1.0%
Whirlpool Corp.
1.65%, due 11/01/17	1,000,000	1,006,020
Household Products – 1.3%
Kimberly-Clark Corp.
1.90%, due 05/22/19	334,000	336,893

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Household Products – (continued)
The Procter & Gamble Co.
0.55%, due 11/01/19(b)	$1,000,000	$1,002,885
		1,339,778
Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.
0.65%, due 12/07/15	240,000	240,503
Wal-Mart Stores, Inc.
1.50%, due 10/25/15	115,000	115,667
1.00%, due 04/21/17	209,000	209,962
		566,132
Integrated Oil & Gas – 4.0%
Chevron Corp.
1.96%, due 03/03/20	1,000,000	1,005,121
Exxon Mobil Corp.
0.31%, due 03/15/17(b)	1,000,000	1,000,404
Total Capital S.A.
3.00%, due 06/24/15	2,100,000	2,107,707
		4,113,232
Integrated Telecommunication Services – 1.2%
AT&T, Inc.
0.64%, due 02/12/16(b)	268,000	268,021
Verizon Communications, Inc.
1.80%, due 09/15/16(b)	958,000	972,930
		1,240,951
Internet Retail – 1.1%
Amazon.com, Inc.
0.65%, due 11/27/15	1,153,000	1,153,566
Investment Banking & Brokerage – 2.2%
The Goldman Sachs Group, Inc.
1.60%, due 11/23/15	965,000	969,970
Morgan Stanley
1.51%, due 02/25/16(b)	847,000	852,818
2.50%, due 01/24/19	377,000	382,732
		2,205,520

	Principal Amount	Value
Managed Health Care – 0.9%
UnitedHealth Group, Inc.
0.85%, due 10/15/15	$878,000	$879,752
Movies & Entertainment – 1.4%
The Walt Disney Co.
1.10%, due 12/01/17	464,000	465,257
0.57%, due 05/30/19(b)	928,000	931,538
		1,396,795
Oil & Gas Exploration & Production – 0.7%
Canadian Natural Resources Ltd.
1.75%, due 01/15/18	176,000	175,359
Marathon Oil Corp.
0.90%, due 11/01/15	573,000	574,533
		749,892
Oil & Gas Refining & Marketing – 1.0%
BP Capital Markets PLC
0.70%, due 11/06/15	209,000	209,211
0.90%, due 09/26/18(b)	835,000	838,457
		1,047,668
Oil & Gas Storage & Transportation – 0.6%
TransCanada PipeLines Ltd.
0.95%, due 06/30/16(b)	581,000	582,826
Oil, Gas & Consumable Fuels – 1.2%
Petrobras Global Finance B.V.
1.88%, due 05/20/16(b)	250,000	242,500
Sinopec Group Overseas Development 2014 Ltd.
1.05%, due 04/10/17(a) (b)	1,000,000	999,054
		1,241,554
Other Diversified Financial Services – 2.7%
Citigroup, Inc.
0.80%, due 03/10/17(b)	928,000	927,711
General Electric Capital Corp.
0.93%, due 07/12/16(b)	343,000	345,532
0.79%, due 01/14/19(b)	928,000	932,498
2.20%, due 01/09/20	350,000	354,942

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Other Diversified Financial Services – (continued)
ING Bank N.V.
1.21%, due 03/07/16(a) (b)	$200,000	$201,079
		2,761,762
Packaged Foods & Meats – 2.0%
General Mills, Inc.
0.58%, due 01/29/16(b)	1,000,000	1,000,110
Kellogg Co.
1.13%, due 05/15/15	1,000,000	1,000,046
		2,000,156
Pharmaceuticals – 4.7%
Eli Lilly & Co.
1.25%, due 03/01/18	2,000,000	2,006,156
GlaxoSmithKline Capital, Inc.
0.70%, due 03/18/16	2,000,000	2,004,350
Johnson & Johnson
1.13%, due 11/21/17	785,000	788,780
		4,799,286
Property & Casualty Insurance – 2.0%
Berkshire Hathaway Finance Corp.
0.42%, due 01/10/17(b)	1,000,000	1,001,187
0.58%, due 01/12/18(b)	1,000,000	1,003,281
		2,004,468
Railroads – 1.0%
Canadian National Railway Co.
0.43%, due 11/14/17(b)	1,000,000	999,341
Regional Banks – 1.5%
Branch Banking & Trust Co.
0.69%, due 12/01/16(b)	1,000,000	1,001,614
Manufacturers & Traders Trust Co.
1.40%, due 07/25/17	500,000	501,018
		1,502,632
Restaurants – 1.0%
McDonald’s Corp.
0.75%, due 05/29/15	100,000	100,032

	Principal Amount	Value
Restaurants – (continued)
Starbucks Corp.
0.88%, due 12/05/16	$928,000	$929,996
		1,030,028
Semiconductors – 0.9%
Texas Instruments, Inc.
0.88%, due 03/12/17	928,000	930,162
Special Purpose Banks – 2.7%
The Korea Development Bank
0.90%, due 01/22/17(b)	1,767,000	1,766,875
Nederlandse Waterschapsbank N.V.
0.49%, due 02/14/18(a) (b)	1,000,000	1,005,374
		2,772,249
Specialized Finance – 1.1%
Shell International Finance B.V.
0.47%, due 11/15/16(b)	1,064,000	1,066,339
Systems Software – 0.8%
Microsoft Corp.
1.85%, due 02/12/20	850,000	857,338
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.
0.33%, due 05/03/16(b)	478,000	478,451
0.58%, due 05/06/19(b)	557,000	559,981
		1,038,432
Thrifts & Mortgage Finance – 0.1%
Abbey National Treasury Services PLC
0.78%, due 03/13/17(b)	78,000	78,089
Tobacco – 0.0%†
Reynolds American, Inc.
1.05%, due 10/30/15	51,000	51,008
Wireless Telecommunication Services – 0.9%
Vodafone Group PLC
0.64%, due 02/19/16(b)	963,000	963,840
Total Corporate Bonds (Cost $88,192,455)		88,391,020

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
MUNICIPAL BONDS – 2.8%
DeKalb County Housing Authority, Multi-Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds
0.50%, due 05/01/16	$928,000	$927,954
Illinois Sports Facilities Authority, Refunding
3.00%, due 06/15/15	1,000,000	1,002,930
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities
3.64%, due 12/15/15	930,000	946,182
Total Municipal Bonds (Cost $2,878,824)		2,877,066
Commercial Paper – 2.9%
Ecolab, Inc.
0.29%, due 07/07/15	1,000,000	999,460
Mondelez International, Inc.
0.21%, due 05/12/15	1,000,000	999,930
Wyndham Worldwide Corp.
0.41%, due 05/07/15	1,000,000	999,920
Total Commercial Paper (Cost $2,998,499)		2,999,310
Repurchase Agreements (c) – 5.2%
RBS Securities, Inc., dated 04/30/15, repurchase price $3,300,028, 0.30%, 05/01/15	3,300,000	3,300,000
SG America Securities LLC, dated 04/30/15, repurchase price $2,000,022, 0.40%, 05/01/15	2,000,000	2,000,000
Total Repurchase Agreements (Cost $5,300,000)		5,300,000
Total Investment Securities (Cost $99,469,773) – 97.7%		99,667,465
Other assets less liabilities – 2.3%		2,316,171
NET ASSETS – 100.0%		$101,983,636

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2015.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
U.S. Government Agency Mortgage Security	$3,127,308	1.38%	04/30/20
Various Corporate Bonds	$2,406,506	2.25% – 9.00%	04/15/16 – 05/24/41

Percentages shown are based on Net Assets.

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,952
Aggregate gross unrealized depreciation	(23,591)
Net unrealized appreciation	$197,361
Federal income tax cost of investments	$99,470,104

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2015:

Australia	2.1%
Canada	11.2
France	4.2
Germany	1.3
Japan	2.2
Netherlands	4.4
South Korea	1.7
Sweden	1.0
Switzerland	1.0
United Kingdom	5.0
United States	63.6
Other[1]	2.3
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

Notes to the Financial Statements April 30, 2015 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of seventeen operational exchange-traded funds as of April 30, 2015 (each a “Fund” and collectively, the “Funds”). The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares Credit-Scored US Corporate Bond Index Fund commenced operations on November 12, 2014.

Each Fund, except the FlexShares Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index

Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Credit-Scored US Corporate Bond Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), a subsidiary of Northern Trust Corporation. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc.

The FlexShares Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

200	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality

Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which

FLEXSHARES SEMIANNUAL REPORT	201

Notes to the Financial Statements (cont.)

they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options and swaps are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board.

202	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of April 30, 2015 for each Fund based upon the three levels defined above. During the period ended April 30, 2015, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$772,291,583	$—	$—	$772,291,583
Warrants	—	—	—	—
Total Investments	$772,291,583	$—	$—	$772,291,583

Other Financial Instruments
Assets
Futures Contracts	$52,055	$—	$—	$52,055
Total Other Financial Instruments	$52,055	$—	$—	$52,055

	Level 1 — Quoted Prices*[a]	Level 2 — Other Significant Observable Inputs*[b]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Aerospace & Defense	$5,448,894	$10,560	$—	$5,459,454
Banks	63,221,268	62,231	545	63,284,044
Insurance	27,223,758	77,206	—	27,300,964
Media	12,060,079	146,923	—	12,207,002
Other*	448,704,238	—	—	448,704,238
Rights	44,345	55,811	—	100,156
Total Investments	$556,702,582	$352,731	$545	$557,055,858

Other Financial Instruments
Assets
Futures Contracts	$102,113	$—	$—	$102,113
Forward Foreign Currency Contracts	—	69,528	—	69,528
Liabilities
Futures Contracts	(21,185)	—	—	(21,185)
Forward Foreign Currency Contracts	—	(33,632)	—	(33,632)
Total Other Financial Instruments	$80,928	$35,896	$—	$116,824

FLEXSHARES SEMIANNUAL REPORT	203

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2014	$609
Total gain or loss (realized/unrealized included in earnings)	(64)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2015	$545
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 4/30/2015.	$(64)

Common Stock	Fair Value at 4/30/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Banco Espirito Santo S.A.	$545	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 — Quoted Prices*[c]	Level 2 — Other Significant Observable Inputs*[d]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Construction & Engineering	$4,405,659	$34,168	$—	$4,439,827
Construction Materials	3,541,357	439,017	—	3,980,374
Diversified Consumer Services	378,480	91,752	—	470,232
Diversified Financial Services	4,390,634	1,604	—	4,392,238
Electronic Equipment, Instruments & Components	7,874,027	3,824	—	7,877,851
Forest Products & Paper	—	410	—	410
Household Durables	2,631,711	—	61	2,631,772
Household Products	1,016,131	38,601	—	1,054,732
IT Services	3,851,383	108,590	—	3,959,973
Metals & Mining	9,056,054	102,760	—	9,158,814
Paper & Forest Products	1,010,020	74,402	—	1,084,422
Personal Products	1,021,181	678,276	—	1,699,457
Pharmaceuticals	4,942,988	80,222	—	5,023,210
Real Estate Management & Development	9,129,972	330,673	—	9,460,645
Other*	181,526,726	—	—	181,526,726
Corporate Bond*	—	9,885	—	9,885
Rights	1,766	—	—	1,766
Warrants	465	—	—	465
Total Investments	$234,778,554	$1,994,184	$61	$236,772,799

Other Financial Instruments
Assets
Futures Contracts	$64,230	$—	$—	$64,230
Forward Foreign Currency Contracts	—	68,580	—	68,580
Liabilities
Futures Contracts	(6,364)	—	—	(6,364)
Forward Foreign Currency Contracts	—	(47,215)	—	(47,215)
Total Other Financial Instruments	$57,866	$21,365	$—	$79,231

204	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2014	$69
Total gain or loss (realized/unrealized included in earnings)	(8)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2015	$61
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 4/30/2015.	$(8)

Common Stock	Fair Value at 4/30/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Corp. GEO SAB de CV	$61	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$2,584,956,179	$—	$—	$2,584,956,179
Total Investments	$2,584,956,179	$—	$—	$2,584,956,179

Other Financial Instruments
Assets
Futures Contracts	$1,098,653	$—	$—	$1,098,653
Forward Foreign Currency Contracts	—	555,330	—	555,330
Liabilities
Futures Contracts	(33,667)	—	—	(33,667)
Forward Foreign Currency Contracts	—	(527,245)	—	(527,245)
Total Other Financial Instruments	$1,064,986	$28,085	$—	$1,093,071

FLEXSHARES SEMIANNUAL REPORT	205

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks*	$326,096,741	$—	$—	$326,096,741
Total Investments	$326,096,741	$—	$—	$326,096,741

Other Financial Instruments
Assets
Futures Contracts	$39,233	$—	$—	$39,233
Forward Foreign Currency Contracts	—	102,988	—	102,988
Liabilities
Futures Contracts	(4,785)	—	—	(4,785)
Forward Foreign Currency Contracts	—	(51,480)	—	(51,480)
Total Other Financial Instruments	$34,448	$51,508	$—	$85,956

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$90,602,295	$—	$—	$90,602,295
Total Investments	$90,602,295	$—	$—	$90,602,295

Other Financial Instruments
Assets
Futures Contracts	$21,173	$—	$—	$21,173
Forward Foreign Currency Contracts	—	26,915	—	26,915
Liabilities
Futures Contracts	(3,579)	—	—	(3,579)
Forward Foreign Currency Contracts	—	(25,118)	—	(25,118)
Total Other Financial Instruments	$17,594	$1,797	$—	$19,391

206	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$652,677,634	$—	$—	$652,677,634
Total Investments	$652,677,634	$—	$—	$652,677,634

Other Financial Instruments
Assets
Futures Contracts	$61,962	$—	$—	$61,962
Total Other Financial Instruments	$61,962	$—	$—	$61,962

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks
Food & Staples Retailing	$1,573,674	$8,988	$—	$1,582,662
Other*	179,736,493	—	—	179,736,493
Total Investments	$181,310,167	$8,988	$—	$181,319,155

Other Financial Instruments
Assets
Futures Contracts	$19,390	$—	$—	$19,390
Total Other Financial Instruments	$19,390	$—	$—	$19,390

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$103,147,457	$—	$—	$103,147,457
Total Investments	$103,147,457	$—	$—	$103,147,457

Other Financial Instruments
Assets
Futures Contracts	$16,799	$—	$—	$16,799
Total Other Financial Instruments	$16,799	$—	$—	$16,799

FLEXSHARES SEMIANNUAL REPORT	207

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks
Banks	$48,744,969	$4,353	$—	$48,749,322
Other*	325,612,509	—	—	325,612,509
Total Investments	$374,357,478	$4,353	$—	$374,361,831

Other Financial Instruments
Assets
Futures Contracts	$152,703	$—	$—	$152,703
Forward Foreign Currency Contracts	—	7,093	—	7,093
Liabilities
Futures Contracts	(20,885)	—	—	(20,885)
Forward Currency Contracts	—	(10,580)	—	(10,580)
Total Other Financial Instruments	$131,818	$(3,487)	$—	$128,331

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks
Banks	$14,547,938	$16,852	$—	$14,564,790
Other*	89,175,729	—	—	89,175,729
Total Investments	$103,723,667	$16,852	$—	$103,740,519

Other Financial Instruments
Assets
Futures Contracts	$368	$—	$—	$368
Forward Foreign Currency Contracts	—	207,040	—	207,040
Liabilities
Futures Contracts	(15,899)	—	—	(15,899)
Forward Foreign Currency Contracts	—	(127,039)	—	(127,039)
Total Other Financial Instruments	$(15,531)	$80,001	$—	$64,470

208	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks
Banks	$9,544,556	$21,439	$—	$9,565,995
Other*	63,034,724	—	—	63,034,724
Total Investments	$72,579,280	$21,439	$—	$72,600,719

Other Financial Instruments
Assets
Futures Contracts	$128	$—	$—	$128
Forward Foreign Currency Contracts	—	11,497	—	11,497
Liabilities
Futures Contracts	(5,170)	—	—	(5,170)
Forward Foreign Currency Contracts	—	(20,237)	—	(20,237)
Total Other Financial Instruments	$(5,042)	$(8,740)	$—	$(13,782)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs*	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$2,140,801,106	$—	$2,140,801,106
Total Investments	$—	$2,140,801,106	$—	$2,140,801,106

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$434,122,039	$—	$434,122,039
Total Investments	$—	$434,122,039	$—	$434,122,039

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index
Investments
U.S. Government & Agency Securities	$—	$16,970,716	$—	$16,970,716
Total Investments	$—	$16,970,716	$—	$16,970,716

FLEXSHARES SEMIANNUAL REPORT	209

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored U.S. Corporate Bond Index
Investments
Corporate Bonds*	$—	$5,028,827	$—	$5,028,827
Total Investments	$—	$5,028,827	$—	$5,028,827

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Security	$—	$100,069	$—	$100,069
Corporate Bonds*	—	88,391,020	—	88,391,020
Municipal Bonds	—	2,877,066	—	2,877,066
Commercial Paper	—	2,999,310	—	2,999,310
Repurchase Agreements	—	5,300,000	—	5,300,000
Total Investments	$—	$99,667,465	$—	$99,667,465

*	See Schedules of Investments for segregation by industry type.

[a]

During the period ended April 30, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $62,832 or 0.01% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[b]

During the period ended April 30, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $77,206 or 0.01% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[c]

During the period ended April 30, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,893,534 or 0.79% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[d]

During the period ended April 30, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,802,297 or 0.75% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[1]

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar

Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America

210	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

(“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares

International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund may invest in inflation-indexed securities.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of

FLEXSHARES SEMIANNUAL REPORT	211

Notes to the Financial Statements (cont.)

inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”).

Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such contracts, the Fund will invest in liquid, short-term instruments.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.

For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

212	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. At April 30, 2015, only the FlexShares Ready Access Variable Income Fund had entered into repurchase agreements, as reflected in its Schedule of Investments.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as net change in unrealized appreciation (depreciation) on futures contracts, and any realized gains (losses) on closed futures contracts as net realized gain (loss) on futures contracts. As of April 30, 2015, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and

the FlexShares International Quality Dividend Dynamic Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date

FLEXSHARES SEMIANNUAL REPORT	213

Notes to the Financial Statements (cont.)

is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statement of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of an Index Fund’s assets that are denominated in a foreign currency. The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the financial statements.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in “net realized gain (loss) on foreign currency transactions” and unrealized gains or losses in “net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund, had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

All of the Funds in the Trust have adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase

214	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim and annual periods beginning on or after January 1, 2013.

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International

Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Fund	Foreign Currency Contracts — Bank of New York	$7,958	$—	$—	$7,958
	Foreign Currency Contracts — Citibank N.A.	11,994	(11,994)	—	—
	Foreign Currency Contracts — Morgan Stanley	35,729	(12,404)	—	23,325
	Foreign Currency Contracts — UBS AG	13,847	—	—	13,847
	Total	$69,528	$(24,398)	$—	$45,130
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$—	$—	$—	$—
	Foreign Currency Contracts — Goldman Sachs	97	—	—	97
	Foreign Currency Contracts — Morgan Stanley	68,237	(47,108)	—	21,129
	Foreign Currency Contracts — UBS AG	246	—	—	246
	Total	$68,580	$(47,108)	$—	$21,472
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	127,539	—	—	127,539
	Foreign Currency Contracts — Citibank N.A.	793	—	—	793
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	426,998	(164,267)	—	262,731
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$555,330	$(164,267)	$—	$391,063

FLEXSHARES SEMIANNUAL REPORT	215

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Citibank N.A.	$—	$—	$—	$—
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	102,988	(34,587)	—	68,401
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$102,988	$(34,587)	$—	$68,401
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of Montreal	$6,771	$—	$—	$6,771
	Foreign Currency Contracts — Citibank N.A.	1,030	(132)	—	898
	Foreign Currency Contracts — Morgan Stanley	16,375	(16,375)	—	—
	Foreign Currency Contracts — UBS AG	2,739	—	—	2,739
	Total	$26,915	$(16,507)	$—	$10,408
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Citibank N.A.	$—	$—	$—	$—
	Foreign Currency Contracts — Morgan Stanley	7,093	—	—	7,093
	Total	$7,093	$—	$—	$7,093
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of Montreal	$93,071	$(24,150)	$—	$68,921
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	6,085	(6,085)	—	—
	Foreign Currency Contracts — Goldman Sachs	1,148	(1,148)	—	—
	Foreign Currency Contracts — Morgan Stanley	60,051	(60,051)	—	—
	Foreign Currency Contracts — Societe Generale	33,662	(2,564)	—	31,098
	Foreign Currency Contracts — UBS AG	13,023	(6,104)	—	6,919
	Total	$207,040	$(100,102)	$—	$106,938
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$10,415	$(1,914)	$—	$8,501
	Foreign Currency Contracts — Citibank N.A.	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	1,082	(1,082)	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$11,497	$(2,996)	$—	$8,501
FlexShares Ready Access Variable Income Fund	Repurchase Agreements — RBS Securities, Inc.	$3,300,000	$—	$(3,300,000)	$—
	Repurchase Agreements — SG Americas Sercurities LLC	2,000,000	—	(2,000,000)	—
	Total	$5,300,000	$—	$(5,300,000)	$—

216	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Fund	Foreign Currency Contracts — Bank of New York	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank N.A.	(21,228)	11,994	—	(9,234)
	Foreign Currency Contracts — Morgan Stanley	(12,404)	12,404	—	—
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$(33,632)	$24,398	$—	$(9,234)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$(107)	$—	$—	$(107)
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(47,108)	47,108	—	—
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$(47,215)	$47,108	$—	$(107)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$(180,100)	$—	$—	$(180,100)
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs	(44,758)	—	—	(44,758)
	Foreign Currency Contracts — Morgan Stanley	(164,267)	164,267	—	—
	Foreign Currency Contracts — UBS AG	(138,120)	—	—	(138,120)
	Total	$(527,245)	$164,267	$—	$(362,978)
FlexShares STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Citibank N.A.	$(2,878)	$—	$—	$(2,878)
	Foreign Currency Contracts — Goldman Sachs	(5,436)	—	—	(5,436)
	Foreign Currency Contracts — Morgan Stanley	(34,587)	34,587	—	—
	Foreign Currency Contracts — UBS AG	(8,579)	—	—	(8,579)
	Total	$(51,480)	$34,587	$—	$(16,893)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank N.A.	(132)	132	—	—
	Foreign Currency Contracts — Morgan Stanley	(24,986)	16,375	—	(8,611)
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$(25,118)	$16,507	$—	$(8,611)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Citibank N.A.	$(10,580)	$—	$—	$(10,580)
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Total	$(10,580)	$—	$—	$(10,580)

FLEXSHARES SEMIANNUAL REPORT	217

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of Montreal	$(24,150)	$24,150	$—	$—
	Foreign Currency Contracts — Bank of New York	(8,299)	—	—	(8,299)
	Foreign Currency Contracts — Citibank N.A.	(6,555)	6,085	—	(470)
	Foreign Currency Contracts — Goldman Sachs	(7,531)	1,148	—	(6,383)
	Foreign Currency Contracts — Morgan Stanley	(71,836)	60,051	—	(11,785)
	Foreign Currency Contracts — Societe Generale	(2,564)	2,564	—	—
	Foreign Currency Contracts — UBS AG	(6,104)	6,104	—	—
	Total	$(127,039)	$100,102	$—	$(26,937)
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$(1,914)	$1,914	$—	$—
	Foreign Currency Contracts — Citibank N.A.	(1,369)	—	—	(1,369)
	Foreign Currency Contracts — Morgan Stanley	(9,765)	1,082	—	(8,683)
	Foreign Currency Contracts — Societe Generale	(2,826)	—	—	(2,826)
	Foreign Currency Contracts — UBS AG	(4,363)	—	—	(4,363)
	Total	$(20,237)	$2,996	$—	$(17,241)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2015

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$52,055
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	102,113
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(21,185)
Foreign Currency Contracts	Bank of New York, Citibank N.A., Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	69,528

218	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank N.A. and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$(33,632)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	64,230
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(6,364)
Foreign Currency Contracts	Goldman Sachs, Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	68,580
Foreign Currency Contracts	Citibank N.A. and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(47,215)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,098,653
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(33,667)
Foreign Currency Contracts	Bank of New York, Citibank N.A. and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	555,330
Foreign Currency Contracts	Bank of Montreal, Goldman Sachs, Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(527,245)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	39,233
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(4,785)

FLEXSHARES SEMIANNUAL REPORT	219

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	$102,988
Foreign Currency Contracts	Citibank N.A., Goldman Sachs, Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(51,480)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	21,173
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	(3,579)
Foreign Currency Contracts	Bank of Montreal, Citibank N.A., Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	26,915
Foreign Currency Contracts	Citibank N.A. and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(25,118)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Index Fund	61,962
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Defensive Index Fund	19,390
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Dynamic Index Fund	16,799
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Index Fund	152,703
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Index Fund	(20,885)
Foreign Currency Contracts	Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	7,093
Foreign Currency Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(10,580)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	368

220	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	$(15,899)
Foreign Currency Contracts	Bank of Montreal, Citibank N.A., Goldman Sachs, Morgan Stanley, Societe Generale and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	207,040
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., Goldman Sachs, Morgan Stanley, Societe Generale and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(127,039)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	128
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(5,170)
Foreign Currency Contracts	Bank of Montreal and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	11,497
Foreign Currency Contracts	Bank of Montreal, Citibank N.A., Morgan Stanley, Societe Generale and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	(20,237)

FLEXSHARES SEMIANNUAL REPORT	221

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2015

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$755,552	$(142,980)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	708,050	94,016
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(281,441)	102,047
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	182,927	33,756
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(16,677)	38,221
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,421,518	1,333,932
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(733,579)	78,339

222	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	$344,141	$22,343
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(128,073)	106,124
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	89,877	(5,331)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	25,295	(799)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	535,620	(96,190)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	253,711	(88,386)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	67,895	2,932
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	(379,579)	121,790

FLEXSHARES SEMIANNUAL REPORT	223

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	$(56,630)	$7,471
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(11,584)	(49,108)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(72,675)	171,111
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(22,647)	(37,270)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	15,889	(8,740)

At April 30, 2015, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	32	$115,741
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	18	151,320	97	69,019
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	13	147,799	49	53,129
FlexShares Morningstar Global Upstream Natural Resources Index Fund	21	1,061,807	412	93,189
FlexShares STOXX® Global Broad Infrastructure Index Fund	15	277,845	40	77,869

224	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Global Quality Real Estate Index Fund	12	$111,737	13	$95,815
FlexShares Quality Dividend Index Fund	—	—	41	103,945
FlexShares Quality Dividend Defensive Index Fund	—	—	10	103,945
FlexShares Quality Dividend Dynamic Index Fund	—	—	9	103,945
FlexShares International Quality Dividend Index Fund	4	966,669	155	27,414
FlexShares International Quality Dividend Defensive Index Fund	38	265,219	91	18,621
FlexShares International Quality Dividend Dynamic Index Fund	17	100,518	30	21,481

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2014, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares

FLEXSHARES SEMIANNUAL REPORT	225

Notes to the Financial Statements (cont.)

International Quality Dividend Dynamic Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%
FlexShares International Quality Dividend Dynamic Index Fund	0.47%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Disciplined Duration MBS Index Fund	0.20%
FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%
FlexShares Ready Access Variable Income Fund	0.25%

226	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of April 30, 2015, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2016. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee

may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

FLEXSHARES SEMIANNUAL REPORT	227

Notes to the Financial Statements (cont.)

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2015	As of October 31, 2014
FlexShares Morningstar US Market Factor Tilt Index Fund	$1,500	$7,500
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	40,000	60,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	—	25,000
FlexShares Morningstar Global Upstream Natural Resources Index Fund	21,000	24,000
FlexShares STOXX® Global Broad Infrastructure Index Fund	8,000	12,000
FlexShares Global Quality Real Estate Index Fund	6,000	20,000
FlexShares Quality Dividend Index Fund	5,500	19,000
FlexShares Quality Dividend Defensive Index Fund	2,250	10,000
FlexShares Quality Dividend Dynamic Index Fund	750	5,000
FlexShares International Quality Dividend Index Fund	35,000	95,000
FlexShares International Quality Dividend Defensive Index Fund	10,000	30,000
FlexShares International Quality Dividend Dynamic Index Fund	—	55,000
FlexShares Disciplined Duration MBS Index Fund	1,200	400
FlexShares Ready Access Variable Income Fund	350	700

10. Investment Transactions

For the six months ended April 30, 2015, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S.

Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2015, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$163,489,508	$159,402,905
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	39,361,600	72,737,081
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	21,671,158	41,798,952
FlexShares Morningstar Global Upstream Natural Resources Index Fund	233,496,033	295,626,601
FlexShares STOXX® Global Broad Infrastructure Index Fund	31,602,680	27,258,401
FlexShares Global Quality Real Estate Index Fund	22,938,771	22,338,946
FlexShares Quality Dividend Index Fund	274,984,740	271,721,086
FlexShares Quality Dividend Defensive Index Fund	65,014,793	59,999,711
FlexShares Quality Dividend Dynamic Index Fund	41,766,812	41,496,215
FlexShares International Quality Dividend Index Fund	154,238,318	143,948,843
FlexShares International Quality Dividend Defensive Index Fund	47,759,291	41,722,535
FlexShares International Quality Dividend Dynamic Index Fund	35,490,051	36,133,361
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	688,264,853	682,162,534
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	296,290,039	293,930,005

228	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales
FlexShares Disciplined Duration MBS Index Fund	$24,660,151	$12,682,669
FlexShares Credit-Scored US Corporate Bond Index Fund	2,037,456	1,963,482
FlexShares Ready Access Variable Income Fund*	32,531,751	17,433,071

*	Include $2,499,824 in purchases and $2,502,969 in sales in U.S. Government Securities.

11. In-Kind Transactions

During the six-month period ended April 30, 2015, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six-month period ended April 30, 2015, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$17,163,706
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	36,843,832
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	270,540,248
FlexShares STOXX® Global Broad Infrastructure Index Fund	80,013,185
FlexShares Global Quality Real Estate Index Fund	30,267,586
FlexShares Quality Dividend Index Fund	134,067,508
FlexShares Quality Dividend Defensive Index Fund	60,118,033
FlexShares Quality Dividend Dynamic Index Fund	10,404,990
FlexShares International Quality Dividend Index Fund	60,518,864
FlexShares International Quality Dividend Defensive Index Fund	59,673,746
FlexShares International Quality Dividend Dynamic Index Fund	32,283,729
FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund	73,073,226

Fund	Fair Value
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$131,151,095
FlexShares Disciplined Duration MBS Index Fund	—
FlexShares Credit-Scored US Corporate Bond Index Fund	4,908,691
FlexShares Ready Access Variable Income Fund	—

During the six-month period ended April 30, 2015, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index, and the FlexShares iBoxx 5-Year Target Duration TIPS Index delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the six-month period April 30, 2015, the fair value and realized gains (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Morningstar US Market Factor Tilt Index Fund	$4,334,726	$1,926,208
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	109,695,839	15,213,687
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	9,205,103	1,662,566
FlexShares Morningstar Global Upstream Natural Resources Index Fund	388,441,229	31,186,686

FLEXSHARES SEMIANNUAL REPORT	229

Notes to the Financial Statements (cont.)

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Quality Dividend Index Fund	$85,153,376	$15,481,091
FlexShares Quality Dividend Defensive Index Fund	10,171,533	2,192,770
FlexShares Quality Dividend Dynamic Index Fund	1,734,407	392,247
FlexShares International Quality Dividend Index Fund	21,889,668	1,474,090
FlexShares International Quality Dividend Defensive Index Fund	29,795,060	1,966,800
FlexShares International Quality Dividend Dynamic Index Fund	71,755,451	(708,502)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	159,351,208	(2,289,725)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	9,927,046	(98,537)

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

230	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2015.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30 2015.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,041.90	$1.37	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$1,063.50	$2.15	0.42%
Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$1,052.20	$3.31	0.65%
Hypothetical	$1,000.00	$1,021.57	$3.26	0.65%

FLEXSHARES SEMIANNUAL REPORT	231

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$985.40	$2.36	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$1,020.20	$2.35	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® Global Quality Real Estate Index Fund
Actual	$1,000.00	$1,052.60	$2.29	0.45%
Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%
FlexShares® Quality Dividend Index Fund
Actual	$1,000.00	$1,042.90	$1.87	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,055.10	$1.89	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,033.40	$1.87	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® International Quality Dividend Index Fund
Actual	$1,000.00	$1,023.10	$2.36	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,014.90	$2.35	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,042.60	$2.38	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$994.30	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,006.00	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

232	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Disciplined Duration MBS Index Fund
Actual	$1,000.00	$1,017.50	$1.00	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
FlexShares® Credit-Scored US Corporate Bond Index Fund(a)
Actual	$1,000.00	$1,024.60	$1.03	0.22%
Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%
FlexShares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,003.20	$1.24	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on November 12, 2014. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 169 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

FLEXSHARES SEMIANNUAL REPORT	233

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexShares Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation.

*****

The Board, including all of the Independent Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), met on September 25, 2014 (the “September Meeting”) to consider whether to approve the Advisory Agreement for the FlexShares® Credit-Scored US Corporate Bond Index Fund (the “Credit-Scored Fund”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the September Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered the verbal presentations by NTI and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the Credit-Scored Fund was in the best interest of the Credit-Scored Fund and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Credit-Scored Fund; (2) the anticipated fees and projected expenses for the Credit-Scored Fund; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the Credit-Scored Fund; (4) the extent to which economies of scale would be realized if the Credit-Scored Fund grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the Credit-Scored Fund. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Trustees examined the nature, quality and extent of the services to be provided by NTI to the Credit-Scored Fund. They evaluated information regarding NTI’s organizational structure and the experience and professional qualifications of NTI’s key personnel. They also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services, including among other things, filing reports with the Securities and Exchange Commission, periodically updating the Credit-Scored Fund’s registration statement and establishing and maintaining the Credit-Scored Fund’s website to comply with regulatory requirements. The Trustees also considered the quality of NTI’s resources that would be made available to the Credit-Scored Fund. The Trustees noted NTI’s and its affiliates’ financial positions, stability, and commitment to continuing to grow the exchange-traded fund business. The Board also considered the operation and strength of NTI’s compliance program. The Trustees concluded that they were satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI to the Credit-Scored Fund. They further determined that there was a reasonable basis on which to conclude that the Credit-Scored Fund would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

234	FLEXSHARES SEMIANNUAL REPORT

Approval of Advisory Agreement (cont.)

Performance

The Trustees considered that, because the Credit-Scored Fund had not yet commenced investment operations, meaningful data relating to its performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

Fees and Expenses

The Trustees considered the proposed unitary fee structure and the Credit-Scored Fund’s projected expenses. They noted that under the Advisory Agreement, NTI would be responsible for most expenses of the Credit-Scored Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Trustees considered that NTI would not be responsible under the Advisory Agreement for the Credit-Scored Fund’s advisory fees, 12b-1 fees (to the extent applicable), interest, taxes, brokerage and other trading expenses, fees and expenses of the Trust’s Independent Trustees and independent legal counsel to the Trust’s Independent Trustees, litigation expenses and other extraordinary expenses. The Trustees also considered, however, the proposed agreement between the Credit-Scored Fund and NTI, whereby NTI agreed to reimburse certain fees and expenses of the Credit-Scored Fund for at least one year from the effective date of the Credit-Scored Fund’s prospectus.

The Trustees considered comparative fee data for the Credit-Scored Fund, which included fees and expenses paid by comparable ETFs selected by Lipper, an independent data service. The Trustees noted that the Credit-Scored Fund’s total expense ratio was ranked third compared to five other comparable funds. They also considered that the Credit-Scored Fund’s projected expenses were slightly lower than the median expenses of the comparable ETFs that Lipper had selected. The Board also considered that the Credit-Scored Fund’s contractual advisory fee and projected actual advisory fee were equal to its expense group median. The Trustees also noted that NTI did not manage any other accounts pursuing investment strategies similar to those of the Credit-Scored Fund.

Projected Profits of NTI

The Trustees examined NTI’s projected profits in serving as the Credit-Scored Fund’s investment adviser. The Trustees noted information provided by NTI with respect to the length of time it would take to become profitable with respect to the Credit-Scored Fund. The Trustees also considered NTI’s projection of asset levels in the Credit-Scored Fund.

Economies of Scale

The Trustees further considered whether NTI may realize economies of scale in managing and supporting the Credit-Scored Fund. In this regard, the Trustees considered that the management fee did not contain any breakpoints. The Trustees determined that in light of the unitary fee structure, the fact that NTI will not initially make any profit from its services to the Credit-Scored Fund, as well as the significant investment NTI was making into the Credit-Scored Fund, that breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Trustees considered information regarding the direct and indirect benefits that NTI may receive as a result of its relationship with the Credit-Scored Fund, including any compensation to be paid to NTI’s affiliates. The Trustees also considered that some of the Credit-Scored Fund’s expected shareholders may have other client relationships with NTI’s affiliates.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

FLEXSHARES SEMIANNUAL REPORT	235

Supplemental Information

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in the Notes to the Financial Statements, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class. The Credit-Scored US Corporate Bond Index Fund may be adversely impacted by events affecting interest rates, government regulation, the rate of corporate and consumer debt defaults, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company, or on the sector as a whole cannot be predicted.

Interest Rate / Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, and the FlexShares

236	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, and the FlexShares Global Quality Real Estate Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and the FlexShares Global Quality Real Estate Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

FLEXSHARES SEMIANNUAL REPORT	237

Supplemental Information (cont.)

The following risk applies only to the FlexShares Morningstar Global Upstream Natural Resources Index Fund:

Global Natural Resource Industry Risk

The Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risks apply to the FlexShares Global Quality Real Estate Index Fund:

Interest Rate Risk

The Fund is subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

238	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Ready Access Variable Income Fund:

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk,

FLEXSHARES SEMIANNUAL REPORT	239

Supplemental Information (cont.)

Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risk applies to the FlexShares Credit-Scored US Corporate Bond Index Fund:

Corporate Bond Risk

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

The following risk applies to the FlexShares Ready Access Variable Income Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Premium / Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

240	FLEXSHARES SEMIANNUAL REPORT

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM, Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM and Morningstar® Emerging Markets Factor Tilt IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® Global Broad Infrastructure Index Fund. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, and Northern Trust Credit-Scored US Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. “BofA Merrill Lynch” and “The BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities IndexSM” are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by NTI.

FS00041-0615

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 7, 2015

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 7, 2015